DoubleLine Total Return Bond Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 5.9%
	Affirm, Inc.
26,635,000	Series 2023-B-A	6.82	%(a)	09/15/2028	26,732,505
	Aligned Data Centers Issuer LLC
12,950,000	Series 2021-1A-A2	1.94	%(a)	08/15/2046	12,520,408
11,550,000	Series 2021-1A-B	2.48	%(a)	08/15/2046	11,093,282
	ALTDE Trust
25,267,790	Series 2025-1A-A	5.90	%(a)	08/15/2050	25,837,200
	American Credit Acceptance Receivables Trust
2,800,000	Series 2024-4-C	4.91	%(a)	08/12/2031	2,808,173
	Apollo Aviation Securitization Equity Trust
5,280,244	Series 2020-1A-A	3.35	%(a)	01/16/2040	5,144,589
11,580,154	Series 2024-1A-A1	6.26	%(a)	05/16/2049	11,970,267
33,500,678	Series 2024-1A-B	6.90	%(a)	05/16/2049	33,979,403
54,930,364	Series 2024-2A-A	5.93	%(a)	09/16/2049	56,087,308
8,396,038	Series 2024-2A-B	6.61	%(a)	09/16/2049	8,718,992
25,587,555	Series 2025-1A-A	5.94	%(a)	02/16/2050	26,235,534
10,250,000	Series 2025-2A-A	5.52	%(a)	02/16/2050	10,374,415
	Blue Stream Communications LLC
21,500,000	Series 2024-1A-A2	5.41	%(a)	11/20/2054	21,692,419
	Bojangles Issuer LLC
18,000,000	Series 2024-1A-A2	6.58	%(a)	11/20/2054	18,390,326
	Bridgecrest Lending Auto Securitization Trust
19,700,000	Series 2024-4-C	4.83%		08/15/2030	19,688,582
5,500,000	Series 2025-2-C	5.17%		03/17/2031	5,557,522
	CAI International, Inc.
10,354,013	Series 2020-1A-A	2.22	%(a)	09/25/2045	9,781,064
	Cajun Global LLC
9,662,500	Series 2021-1-A2	3.93	%(a)	11/20/2051	9,465,227
	Carbon Level Mitigation Trust
17,649,230	Series 2021-3-CERT	1.70	%(a)(b)	09/08/2051	10,429,601
26,944,513	Series 2022-3-CERT	0.23	%(a)	11/21/2052	14,838,397
	Carvana Auto Receivables Trust
10,770,000	Series 2024-P3-B	4.53%		11/11/2030	10,734,459
	Castlelake Aircraft Securitization Trust
3,682,609	Series 2017-1R-A	2.74	%(a)	08/15/2041	3,571,236
14,358,472	Series 2025-1A-A	5.78	%(a)	02/15/2050	14,672,004
	Cloud Capital Holdco LP
27,250,000	Series 2024-2A-A2	5.92	%(a)	11/22/2049	27,418,882
	Coinstar Funding LLC
11,771,400	Series 2017-1A-A2	5.22	%(a)	04/25/2047	10,976,948
	Cologix Data Centers US Issuer LLC
8,725,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	8,448,249
	Commonbond Student Loan Trust
1,163,573	Series 2016-A-A1	3.32	%(a)	05/25/2040	1,126,572
	Compass Datacenters LLC
10,680,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	10,741,830
16,250,000	Series 2025-1A-A3	5.85	%(a)	02/25/2050	16,412,765
	Container Leasing International LLC
3,895,521	Series 2020-1A-A	2.08	%(a)	09/18/2045	3,623,691
9,300,000	Series 2025-1A-A	5.35	%(a)	06/20/2050	9,392,814
5,800,000	Series 2025-1A-B	5.59	%(a)	06/20/2050	5,848,552
	Cyrusone Holdco LLC
18,200,000	Series 2023-1A-A2	4.30	%(a)	04/20/2048	17,776,382
7,650,000	Series 2025-1A-A2	5.91	%(a)	02/20/2050	7,810,858
	DataBank Issuer
39,300,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	38,451,089
31,000,000	Series 2021-2A-A2	2.40	%(a)	10/25/2051	29,833,244
3,350,000	Series 2021-2A-B	2.79	%(a)	10/25/2051	3,187,004

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	DB Master Finance Parent LLC
27,743,750	Series 2021-1A-A23	2.79	%(a)	11/20/2051	24,267,702
	Diamond Issuer
6,000,000	Series 2021-1A-B	2.70	%(a)	11/20/2051	5,616,871
	DigitalBridge Group, Inc.
6,300,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	6,299,206
	Diversified Energy Co. PLC
10,734,620	Series 2024-1A-A1	7.08	%(a)	05/30/2044	10,928,273
	Dividend Solar Loans LLC
12,671,337	Series 2019-1-A	3.67	%(a)	08/22/2039	11,661,199
	ECAF Ltd.
14,471,436	Series 2015-1A-A2	4.95	%(a)	06/15/2040	13,075,710
	Falcon Aerospace Ltd.
346,793	Series 2017-1-A	4.58	%(a)	02/15/2042	348,921
	Falko Regional Aircraft Ltd.
25,430,928	Series 2021-1A-A	5.75%		04/15/2041	25,307,970
	FWEA
19,204,324	Series 2024-1-A	7.15	%(c)	08/25/2044	19,665,228
	GAIA Aviation Ltd.
8,579,756	Series 2019-1-A	3.97	%(a)(d)	12/15/2044	8,350,308
	Gilead Aviation LLC
15,876,946	Series 2025-1A-B	6.52	%(a)	03/15/2050	16,290,746
	Global Sea Containers Two SRL
15,830,432	Series 2020-1A-A	2.17	%(a)	10/17/2040	15,097,641
	GoodLeap Home Improvement Solutions Trust
15,691,058	Series 2024-1A-A	5.35	%(a)	10/20/2046	15,885,817
14,000,000	Series 2025-2A-A	5.32	%(a)	06/20/2049	14,225,638
	GreenSky LLC
10,000,000	Series 2024-2-A3	5.15	%(a)	10/27/2059	10,134,941
	Helios Issuer LLC
5,811,914	Series 2018-1A-A	4.87	%(a)	07/20/2048	5,553,016
5,050,058	Series 2019-AA-A	3.75	%(a)	06/20/2046	4,632,516
13,957,841	Series 2020-2A-A	2.73	%(a)	11/01/2055	11,364,221
5,671,204	Series 2021-C-B	2.33	%(a)	10/20/2048	3,848,434
	HERO Funding Trust
1,612,021	Series 2016-3A-A2	3.91	%(a)	09/20/2042	1,505,878
4,278,398	Series 2016-4A-A2	4.29	%(a)	09/20/2047	4,026,064
	Horizon Aircraft Finance Ltd.
5,380,633	Series 2019-1-A	3.72	%(a)	07/15/2039	5,153,070
24,495,625	Series 2024-1-A	5.38	%(a)	09/15/2049	24,557,746
	ITE Rail Fund Levered LP
11,299,229	Series 2024-1A-A	4.99	%(a)	09/28/2054	11,390,752
	Jack in the Box, Inc.
36,385,000	Series 2019-1A-A23	4.97	%(a)	08/25/2049	35,211,784
	Jersey Mike's Funding
4,542,500	Series 2019-1A-A2	4.43	%(a)	02/15/2050	4,506,098
13,965,000	Series 2024-1A-A2	5.64	%(a)	02/15/2055	14,226,397
	Jimmy Johns LLC
20,038,000	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	19,871,897
	JOL Air Ltd.
6,755,686	Series 2019-1-A	3.97	%(a)	04/15/2044	6,655,195
	Labrador Aviation Finance Ltd.
36,136,016	Series 2016-1A-A1	4.30	%(a)	01/15/2042	34,431,914
	Loanpal Solar Loan Ltd.
1,255,440	Series 2021-1GS-B	2.84	%(a)	01/20/2048	953,134
	Luminace Issuer LLC
13,851,344	Series 2024-1-A	5.87	%(a)	10/30/2031	13,812,393
	Lunar Aircraft Ltd.
7,940,616	Series 2020-1A-A	3.38	%(a)	02/15/2045	7,743,840
	Lunar Structured Aircraft Portfolio Notes
917,266	Series 2021-1-B	3.43	%(a)	10/15/2046	861,487

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mariner Finance Issuance Trust
35,000,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	35,434,854
6,750,000	Series 2025-AA-C	5.69	%(a)	05/20/2038	6,874,246
	Marlette Funding Trust
7,700,000	Series 2024-1A-B	6.07	%(a)	07/17/2034	7,768,240
	Mosaic Solar Loans LLC
9,368,072	Series 2017-2A-A	3.82	%(a)	06/22/2043	8,792,079
5,798,917	Series 2018-1A-A	4.01	%(a)	06/22/2043	5,433,720
7,480,418	Series 2018-2GS-A	4.20	%(a)	02/22/2044	6,981,896
1,209,355	Series 2019-1A-A	4.37	%(a)	12/21/2043	1,137,484
	Navient Student Loan Trust
10,834,855	Series 2017-A-B	3.91	%(a)	12/16/2058	10,723,577
11,000,000	Series 2018-BA-B	4.13	%(a)	12/15/2059	10,735,308
	Navigator Aircraft ABS Ltd.
9,315,788	Series 2021-1-B	3.57	%(a)(d)	11/15/2046	8,677,814
	NBC Funding LLC
16,566,750	Series 2024-1A-A2	6.75	%(a)	07/30/2054	16,902,111
	Neighborly Issuer
14,160,000	Series 2021-1A-A2	3.58	%(a)	04/30/2051	13,263,397
	NP Railcar Holdings LLC
2,556,432	Series 2021-1A-A1	2.23	%(a)	03/19/2051	2,446,055
	Pagaya AI Debt Selection Trust
2,150,550	Series 2024-1-A	6.66	%(a)	07/15/2031	2,164,733
2,947,851	Series 2024-8-B	5.46	%(a)	01/15/2032	2,955,763
	Pioneer Aircraft Finance Ltd.
22,457,756	Series 2019-1-A	3.97	%(a)	06/15/2044	21,952,658
	Primrose Funding LLC
5,775,000	Series 2025-1A-A2	6.46	%(a)	07/30/2055	5,866,008
	Project Silver
23,228,216	Series 2019-1-A	3.97	%(a)	07/15/2044	22,633,481
	Raptor Aircraft Finance
11,953,418	Series 2019-1-A	4.21	%(a)	08/23/2044	11,082,217
	Renew
5,882,981	Series 2017-2A-A	3.22	%(a)	09/22/2053	5,349,860
	Research-Driven Pagaya Motor Asset Trust
11,874,667	Series 2021-2A-A	2.65	%(a)	03/25/2030	11,621,110
7,750,000	Series 2025-1A-B	5.49	%(a)	06/27/2033	7,740,581
8,495,000	Series 2025-3A-A2	5.15	%(a)	02/27/2034	8,541,677
	Sapphire Aviation Finance Ltd.
25,698,416	Series 2020-1A-A	3.23	%(a)	03/15/2040	24,795,913
5,200,936	Series 2020-1A-B	4.34	%(a)	03/15/2040	4,847,272
	SEB Funding LLC
17,705,625	Series 2021-1A-A2	4.97	%(a)	01/30/2052	17,391,000
	ServiceMaster Funding LLC
3,912,077	Series 2020-1-A2II	3.34	%(a)	01/30/2051	3,408,537
	SFS Auto Receivables Securitization Trust
11,300,000	Series 2024-3A-A4	4.60	%(a)	11/20/2031	11,425,483
	Shenton Aircraft Investment Ltd.
15,135,432	Series 2015-1A-A	4.75	%(a)	10/15/2042	14,784,896
	Sierra Timeshare Conduit Receivables Funding LLC
806,595	Series 2021-2A-C	1.95	%(a)	09/20/2038	787,792
967,915	Series 2021-2A-D	3.23	%(a)	09/20/2038	943,930
	SLM Student Loan Trust
3,430,868	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.87%		06/15/2039	3,339,954
2,609,382	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.85%		12/15/2039	2,546,843
	SOFI Alternative Trust
1,529,678	Series 2021-1-PT2	9.72	%(a)(b)	05/25/2030	1,515,005
4,048,363	Series 2021-2-A	1.25	%(a)	08/15/2030	4,002,960
500,000	Series 2021-2-R1	0.00	%(a)(c)(e)	08/15/2030	2,302,007
6,439,756	Series 2021-3-A	1.50	%(a)	11/15/2030	6,340,023
950,000	Series 2021-3-R1	0.00	%(a)(c)(e)	11/15/2030	4,264,642
	SoFi Consumer Loan Program Trust
3,452,000	Series 2025-1-C	5.42	%(a)	02/27/2034	3,503,440
14,350,000	Series 2025-2-C	5.22	%(a)	06/25/2034	14,600,651
5,000,000	Series 2025-2-D	5.62	%(a)	06/25/2034	5,095,155

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	SoFi Professional Loan Program LLC
12,800,000	Series 2018-A-B	3.61	%(a)	02/25/2042	12,388,965
18,000,000	Series 2018-B-BFX	3.83	%(a)	08/25/2047	17,335,591
	Sprite/KY
12,083,815	Series 2021-1-A	3.75	%(a)	11/15/2046	11,682,669
	Start/Bermuda
9,858,294	Series 2018-1-A	4.09	%(a)	05/15/2043	9,858,915
	Stonepeak ABS
1,722,488	Series 2021-1A-A	2.68	%(a)	02/28/2033	1,652,124
3,388,225	Series 2021-1A-B	3.82	%(a)	02/28/2033	3,254,004
	Subway Funding LLC
19,750,750	Series 2024-1A-A23	6.51	%(a)	07/30/2054	20,316,901
6,228,700	Series 2024-3A-A23	5.91	%(a)	07/30/2054	6,184,504
	Sunbird Engine Finance
28,293,751	Series 2020-1A-A	3.67	%(a)	02/15/2045	27,637,704
	Switch ABS Issuer LLC
27,500,000	Series 2024-2A-A2	5.44	%(a)	06/25/2054	27,742,413
8,500,000	Series 2024-2A-B	6.20	%(a)	06/25/2054	8,583,536
3,775,000	Series 2025-1A-B	6.49	%(a)	03/25/2055	3,826,246
	Taco Bell Corp.
7,417,875	Series 2021-1A-A23	2.54	%(a)	08/25/2051	6,368,505
5,207,250	Series 2021-1A-A2I	1.95	%(a)	08/25/2051	4,967,674
	TAL Advantage LLC
10,025,000	Series 2020-1A-A	2.05	%(a)	09/20/2045	9,447,482
2,130,313	Series 2020-1A-B	3.29	%(a)	09/20/2045	2,025,508
	Tesla Sustainable Energy Trust
10,010,000	Series 2024-1A-A3	5.29	%(a)	06/20/2050	10,077,932
	Textainer Ltd.
6,124,451	Series 2020-1A-A	2.73	%(a)	08/21/2045	5,876,175
1,891,088	Series 2020-2A-B	3.34	%(a)	09/20/2045	1,793,795
	Upgrade Master Credit Pass-Thru Trust
52,576	Series 2021-PT1-A	0.00	%(a)(b)	08/15/2027	14,658
	Upgrade Master Pass-Thru Trust
434,545	Series 2021-PT1-A	16.79	%(a)(b)	04/15/2027	420,286
532,228	Series 2021-PT3-A	16.14	%(a)(b)	07/15/2027	497,564
319,495	Series 2021-PT4-A	13.64	%(a)(b)	08/15/2027	302,764
785,266	Series 2021-PT5-A	24.21	%(a)(b)	10/15/2027	720,494
5,503,375	Series 2025-ST1-A	5.44	%(a)	04/15/2032	5,514,687
10,918,073	Series 2025-ST3-A	5.98	%(a)	06/15/2032	11,007,239
	Upstart Pass-Through Trust Series
8,574	Series 2021-ST1-A	2.75	%(a)	02/20/2027	8,562
	Upstart Securitization Trust
1,755,441	Series 2021-3-C	3.28	%(a)	07/20/2031	1,738,282
9,036,015	Series 2024-1-A	5.33	%(a)	11/20/2034	9,052,752
17,394,000	Series 2025-2-B	5.62	%(a)	06/20/2035	17,539,918
	Vantage Data Centers Holding LLC
32,425,000	Series 2020-2A-A2	1.99	%(a)	09/15/2045	30,464,928
	Vault DI Issuer LLC
54,400,000	Series 2021-1A-A2	2.80	%(a)	07/15/2046	52,632,636
	Vivant Solar Financing V Parent LLC
15,437,935	Series 2018-1A-A	4.73	%(a)	04/30/2048	14,667,602
	VR Funding LLC
12,646,631	Series 2020-1A-A	2.79	%(a)	11/15/2050	11,962,183
	Waterfall Commercial Mortgage Trust
2,427,414	Series 2015-SBC5-A	4.10	%(a)(b)	01/14/2026	2,390,967
	Wendy's SPV Guarantor LLC
18,583,293	Series 2019-1A-A2II	4.08	%(a)	06/15/2049	17,955,920
	Westlake Automobile Receivables Trust
15,000,000	Series 2024-3A-C	4.92	%(a)	11/15/2029	15,079,067
	Willis Lease Finance Corp.
38,784,130	Series 2020-A-A	3.23	%(a)	03/15/2045	37,085,385

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Wingstop, Inc.
10,342,500	Series 2020-1A-A2	2.84	%(a)	12/05/2050	9,814,723
	Total Asset Backed Obligations (Cost $1,799,048,053)				1,759,699,432
COLLATERALIZED LOAN OBLIGATIONS - 4.7%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.49	%(a)	04/20/2038	5,002,370
30,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.78	%(a)	07/24/2037	30,137,403
	Anthelion Ltd.
34,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	0.00	%(a)	07/20/2036	33,915,000
	Apidos CLO
15,000,000	Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.72	%(a)	07/25/2037	15,059,981
	ARES CLO
7,000,000	Series 2017-44A-A3R1 (3 mo. Term SOFR + 1.91%, 1.65% Floor)	6.17	%(a)	04/15/2034	7,015,626
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.64	%(a)	01/22/2038	20,099,872
15,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	01/21/2038	15,048,645
	Battalion CLO Ltd.
3,000,000	Series 2017-11A-BR (3 mo. Term SOFR + 1.98%, 1.72% Floor)	6.26	%(a)	04/24/2034	3,010,317
1,000,000	Series 2021-19A-B (3 mo. Term SOFR + 1.86%, 1.60% Floor)	6.12	%(a)	04/15/2034	1,002,032
	Benefit Street Partners CLO Ltd.
14,500,000	Series 2015-6BR-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.46	%(a)	04/20/2038	14,492,750
	Birch Grove CLO
13,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.68	%(a)	10/20/2037	13,560,634
	BlueMountain CLO Ltd.
5,000,000	Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	6.29	%(a)	08/15/2031	5,026,580
	Bridge Street CLO Ltd.
166,500,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.82	%(a)	07/20/2037	167,269,846
39,500,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.87	%(a)	04/20/2037	39,667,441
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.48	%(a)	04/20/2038	10,005,110
	Canyon Capital CLO Ltd.
2,500,000	Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)	6.27	%(a)	04/15/2034	2,507,528
	Capital Four US CLO Ltd.
16,500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.74	%(a)	01/18/2035	16,530,032
18,000,000	Series 2022-1A-BR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.92	%(a)	01/20/2037	18,137,516
	Carlyle Global Market Strategies
28,080,000	Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)	5.76	%(a)	07/20/2037	28,207,859
48,000,000	Series 2021-7A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.46	%(a)	04/15/2038	48,033,096
	CarVal CLO
6,000,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.37	%(a)	04/20/2037	6,049,071
	CBAM Ltd.
18,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.66	%(a)	01/20/2038	18,076,104
11,000,000	Series 2017-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.39	%(a)	07/17/2034	11,055,912
	Cedar Funding Ltd.
39,100,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.69	%(a)	07/20/2037	39,270,930
2,000,000	Series 2022-15A-B (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.07	%(a)	04/20/2035	2,003,724
	CIFC Funding Ltd.
11,500,000	Series 2022-3A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.27	%(a)	04/21/2035	11,550,025
	Crown City CLO
2,750,000	Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)	6.25	%(a)	07/20/2034	2,756,247
17,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.87	%(a)	04/20/2037	17,572,331
90,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.76	%(a)	07/15/2037	90,401,859

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Dryden Senior Loan Fund
3,500,000	Series 2017-53A-B (3 mo. Term SOFR + 1.66%, 0.00% Floor)	5.92	%(a)	01/15/2031	3,501,103
	Empower CLO Ltd.
20,500,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.66	%(a)	10/20/2037	20,594,608
9,000,000	Series 2023-3A-B (3 mo. Term SOFR + 2.55%, 2.55% Floor)	6.82	%(a)	01/20/2037	9,062,912
19,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.78	%(a)	07/15/2037	19,089,327
	Franklin Park Place CLO LLC
22,632,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.49	%(a)	04/14/2038	22,675,295
	Generate CLO Ltd.
5,800,000	Series 3A-B2R (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.87	%(a)	10/20/2036	5,846,567
	Halcyon Loan Advisors Funding Ltd.
2,016,923	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.54	%(a)	09/28/2025	318,876
	Halsey Point CLO Ltd.
10,000,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.79	%(a)	07/20/2037	10,047,354
	Harbourview CLO VII LLC
1,713,343	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	5.66	%(a)	07/18/2031	1,714,244
	Harvest US CLO
20,000,000	Series 2023-1A-B (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.86	%(a)	01/15/2037	20,144,232
	Jackson Financial, Inc.
9,500,000	Series 2022-6RA-BR (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.02	%(a)	01/20/2037	9,584,068
	Jamestown CLO Ltd.
6,000,000	Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)	6.20	%(a)	07/14/2031	6,010,627
	Katayma CLO Ltd.
25,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.92	%(a)	04/20/2037	25,129,300
	LCM LP
4,781,020	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.67	%(a)	10/15/2031	4,787,180
	Marble Point CLO
5,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.71	%(a)	07/20/2037	5,022,846
58,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.74	%(a)	07/25/2034	58,070,731
50,000,000	Series 2021-4A-A1 (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.74	%(a)	01/22/2035	50,075,710
20,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.93%, 1.93% Floor)	6.20	%(a)	10/20/2036	20,084,030
11,400,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.12	%(a)	10/20/2036	11,494,037
	Menlo CLO Ltd.
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.69	%(a)	01/20/2038	10,037,863
	MP CLO Ltd.
713,640	Series 2013-1A-AR (3 mo. Term SOFR + 1.51%, 0.00% Floor)	5.78	%(a)	10/20/2030	714,061
	Nassau Global Credit LLC
6,393,585	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.67	%(a)	07/15/2031	6,395,860
	OCP CLO Ltd.
23,500,000	Series 2017-13A-AR2 (3 mo. Term SOFR + 1.34%, 1.34% Floor)	5.61	%(a)	11/26/2037	23,600,185
5,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.64	%(a)	07/20/2037	5,018,508
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.49	%(a)	01/22/2038	10,006,388
	Octagon Investment Partners Ltd.
1,500,000	Series 2019-1A-BR (3 mo. Term SOFR + 1.85%, 1.85% Floor)	6.11	%(a)	04/15/2035	1,504,698
	Park Blue CLO Ltd.
7,400,000	Series 2023-4A-B (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.98	%(a)	01/25/2037	7,460,445
21,000,000	Series 2025-7A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.47	%(a)	04/25/2038	21,004,200
	Rockford Tower CLO Ltd.
2,525,000	Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.33	%(a)	10/20/2031	2,531,082
15,000,000	Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.71	%(a)	07/20/2037	15,070,467
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.88	%(a)	04/20/2037	10,043,301
	Sound Point CLO Ltd.
11,880,998	Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.68	%(a)	04/18/2031	11,905,497
18,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.49	%(a)	07/26/2031	18,048,582
16,845,990	Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.58	%(a)	10/26/2031	16,880,827

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
25,250,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)	5.72	%(a)	10/25/2034	25,288,789
15,150,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.61	%(a)	04/25/2034	15,190,905
10,000,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.92	%(a)	02/20/2037	10,035,416
20,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)	5.81	%(a)	07/20/2037	20,080,978
11,750,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.66	%(a)	10/20/2037	11,802,506
	Steele Creek CLO Ltd.
8,638,509	Series 2016-1A-AR (3 mo. Term SOFR + 1.38%, 1.12% Floor)	5.70	%(a)	06/15/2031	8,651,388
	Trestles LLC
25,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.45	%(a)	04/25/2038	25,007,450
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.74	%(a)	01/18/2035	20,030,668
	Unity-Peace Park CLO Ltd.
15,000,000	Series 2022-1A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.27	%(a)	04/20/2035	15,069,287
	Vibrant Clo X Ltd.
60,500,000	Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)	5.97	%(a)	04/20/2036	60,758,619
	Warwick Capital CLO Ltd.
18,500,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.92	%(a)	04/20/2037	18,577,201
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.67	%(a)	07/20/2037	10,042,897
	Wind River CLO Ltd.
4,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 2.26%, 0.00% Floor)	6.53	%(a)	10/18/2030	4,010,912
268,499	Series 2014-2A-AR (3 mo. Term SOFR + 1.40%, 1.14% Floor)	5.66	%(a)	01/15/2031	268,634
	Total Collateralized Loan Obligations (Cost $1,396,457,193)				1,400,756,502
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 7.6%
	1345 Trust
10,540,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.90	%(a)	06/15/2030	10,573,968
	280 Park Avenue Mortgage Trust
24,890,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.49	%(a)	09/15/2034	24,670,771
	ACREC Trust
5,744,187	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	10/16/2036	5,750,517
16,090,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62	%(a)	08/18/2042	16,086,380
	Arbor Multifamily Mortgage Securities Trust
21,947,000	Series 2021-MF3-XB	0.60	%(a)(b)(f)	10/15/2054	618,545
	Arbor Realty Trust, Inc.
124,535,150	Series 2020-MF1-XA	1.05	%(a)(b)(f)	05/15/2053	4,471,397
8,091,603	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78	%(a)	11/15/2036	8,115,732
10,374,037	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.75	%(a)	01/15/2037	10,388,477
	ARDN Mortgage Trust
19,240,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	6.05	%(a)	06/15/2035	19,284,700
	AREIT Ltd.
10,050,951	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00	%(a)	05/17/2041	10,051,564
	AREIT Trust
26,120,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	12/17/2029	25,881,551
	Ares Commercial Real Estate Corp.
1,688,486	Series 2021-FL4-B (1 mo. Term SOFR + 2.01%, 1.40% Floor)	6.33	%(a)	12/18/2037	1,676,756
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
31,767,320	Series 2015-UBS7-XA	0.82	%(b)(f)	09/15/2048	511
2,121,000	Series 2016-UB10-C	4.98	%(b)	07/15/2049	2,043,598
	Banc of America Re-Remic Trust
15,435,000	Series 2020-BOC-D	3.29	%(a)(b)	01/15/2032	11,103,559
7,505,000	Series 2020-BOC-E	3.29	%(a)(b)	01/15/2032	3,993,453
	BANK
3,554,000	Series 2017-BNK4-C	4.37	%(b)	05/15/2050	3,149,477
31,079,156	Series 2017-BNK4-XA	1.49	%(b)(f)	05/15/2050	584,238
4,916,000	Series 2017-BNK5-B	3.90	%(b)	06/15/2060	4,727,400

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
65,010,887	Series 2017-BNK5-XA	1.08	%(b)(f)	06/15/2060	1,028,056
139,861,667	Series 2018-BN10-XA	0.83	%(b)(f)	02/15/2061	2,067,421
31,334,000	Series 2018-BN10-XD	1.86	%(a)(b)(f)	02/15/2061	1,263,575
2,290,000	Series 2019-BN16-B	4.44	%(b)	02/15/2052	2,187,996
85,593,356	Series 2019-BN16-XA	1.09	%(b)(f)	02/15/2052	2,381,207
13,119,665	Series 2019-BN16-XD	1.97	%(a)(b)(f)	02/15/2052	754,471
11,541,000	Series 2019-BN17-XD	1.74	%(a)(b)(f)	04/15/2052	592,696
43,097,000	Series 2019-BN19-AS	3.45%		08/15/2061	39,161,697
17,013,666	Series 2019-BN19-XD	1.16	%(a)(b)(f)	08/15/2061	626,009
1,099,000	Series 2019-BN20-AS	3.24	%(b)	09/15/2062	989,712
5,000,000	Series 2019-BN21-C	3.52	%(b)	10/17/2052	4,311,815
18,082,333	Series 2019-BN22-XD	1.07	%(a)(b)(f)	11/15/2062	676,860
26,932,000	Series 2019-BN24-XD	1.13	%(a)(b)(f)	11/15/2062	1,091,877
4,270,000	Series 2020-BN27-A5	2.14%		04/15/2063	3,743,739
62,007,000	Series 2020-BN30-XB	0.83	%(b)(f)	12/15/2053	2,057,616
44,529,514	Series 2021-BN32-XA	0.87	%(b)(f)	04/15/2054	1,393,916
112,743,000	Series 2021-BN35-XB	0.70	%(b)(f)	06/15/2064	3,662,242
10,388,000	Series 2021-BN38-XD	0.83	%(a)(b)(f)	12/15/2064	411,031
7,663,000	Series 2022-BNK40-XD	1.00	%(a)(b)(f)	03/15/2064	383,419
120,363,000	Series 2025-BNK50-XA	0.35	%(b)(f)	05/15/2068	3,517,248
	BANK5 Trust
2,467,000	Series 2024-5YR10-AS	5.64%		10/15/2057	2,529,865
8,169,000	Series 2024-5YR10-B	6.14	%(b)	10/15/2057	8,420,808
1,667,000	Series 2024-5YR10-C	5.74	%(b)	10/15/2057	1,655,004
976,000	Series 2024-5YR6-A3	6.23%		05/15/2057	1,028,306
122,650,169	Series 2024-5YR6-XA	0.98	%(a)(b)(f)	05/15/2057	3,089,558
85,037,443	Series 2024-5YR8-XA	1.13	%(b)(f)	08/15/2057	2,733,622
9,640,000	Series 2025-5YR15-AS	5.76	%(b)	06/15/2030	9,953,994
	BBCMS Trust
45,454,000	Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.61	%(a)	07/15/2037	44,407,853
13,455,000	Series 2018-CBM-E (1 mo. Term SOFR + 3.85%, 3.55% Floor)	8.16	%(a)	07/15/2037	9,821,726
11,799,000	Series 2020-C6-F5TB	3.81	%(a)(b)	02/15/2053	9,400,682
12,497,250	Series 2020-C6-F5TC	3.81	%(a)(b)	02/15/2053	9,473,540
88,455,779	Series 2020-C6-XA	1.13	%(b)(f)	02/15/2053	3,329,520
7,424,000	Series 2020-C6-XD	1.28	%(a)(b)(f)	02/15/2053	364,409
1,437,000	Series 2020-C7-AS	2.44%		04/15/2053	1,261,955
1,619,000	Series 2021-C11-ASB	2.11%		09/15/2054	1,507,467
34,040,000	Series 2021-C11-XB	1.08	%(b)(f)	09/15/2054	1,799,896
132,986,059	Series 2021-C9-XA	1.70	%(b)(f)	02/15/2054	9,003,582
68,467,000	Series 2021-C9-XB	1.11	%(b)(f)	02/15/2054	3,291,044
12,893,000	Series 2024-5C29-A3	5.21%		09/15/2057	13,160,202
129,986,210	Series 2024-5C31-XA	1.28	%(b)(f)	12/15/2057	5,412,340
98,498,317	Series 2025-C32-XA	1.36	%(b)(f)	02/15/2062	8,424,197
	BDS Ltd.
6,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.89	%(a)	09/19/2039	6,035,778
	Benchmark Mortgage Trust
34,563,848	Series 2018-B7-XA	0.56	%(b)(f)	05/15/2053	366,069
27,322,024	Series 2018-B8-XA	0.78	%(b)(f)	01/15/2052	464,190
12,985,000	Series 2019-B10-XD	2.04	%(a)(b)(f)	03/15/2062	814,498
13,924,000	Series 2019-B11-XD	1.61	%(a)(b)(f)	05/15/2052	687,041
13,870,000	Series 2019-B12-XD	1.28	%(a)(b)(f)	08/15/2052	535,340
14,907,500	Series 2019-B14-XD	1.39	%(a)(b)(f)	12/15/2062	755,427
24,552,000	Series 2019-B15-XD	1.08	%(a)(b)(f)	12/15/2072	918,873
74,706,527	Series 2019-B9-XA	1.18	%(b)(f)	03/15/2052	2,241,607
72,585,970	Series 2020-B16-XA	0.91	%(b)(f)	02/15/2053	2,327,839
66,051,231	Series 2020-B17-XA	1.49	%(b)(f)	03/15/2053	2,905,680
12,580,000	Series 2020-B17-XD	1.50	%(a)(b)(f)	03/15/2053	681,485
13,462,000	Series 2020-B18-AGND	3.74	%(a)	07/15/2053	13,390,441
2,432,000	Series 2020-B18-AGNE	3.76	%(a)	07/15/2053	2,408,087

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
83,215,791	Series 2020-B18-XA	1.92	%(b)(f)	07/15/2053	4,121,512
224,639,248	Series 2020-B19-XA	1.86	%(b)(f)	09/15/2053	10,818,918
70,264,562	Series 2020-B22-XA	1.62	%(b)(f)	01/15/2054	4,618,757
275,367,278	Series 2020-IG1-XA	0.61	%(b)(f)	09/15/2043	4,900,711
230,974,613	Series 2021-B24-XA	1.25	%(b)(f)	03/15/2054	9,798,844
119,537,055	Series 2021-B28-XA	1.37	%(b)(f)	08/15/2054	6,416,917
59,609,000	Series 2021-B28-XB	1.07	%(b)(f)	08/15/2054	3,082,203
66,420,000	Series 2021-B29-XB	0.81	%(b)(f)	09/15/2054	2,443,359
361,573,357	Series 2021-B30-XA	0.91	%(b)(f)	11/15/2054	14,464,453
15,995,000	Series 2021-B31-XD	1.26	%(a)(b)(f)	12/15/2054	1,034,456
13,067,000	Series 2022-B32-XD	1.64	%(a)(b)(f)	01/15/2055	1,001,004
10,959,500	Series 2022-B33-XD	1.73	%(a)(b)(f)	03/15/2055	953,046
7,270,000	Series 2022-B34-XD	1.96	%(a)(b)(f)	04/15/2055	748,240
37,520,000	Series 2024-V10-A3	5.28%		09/15/2057	38,422,146
168,345,000	Series 2024-V11-XA	0.77	%(b)(f)	11/15/2057	3,821,718
76,879,298	Series 2024-V12-XA	1.07	%(b)(f)	12/15/2057	2,590,786
6,966,000	Series 2024-V8-A2	5.71%		07/15/2057	7,240,715
2,279,000	Series 2024-V8-A3	6.19	%(b)	07/15/2057	2,405,785
136,189,362	Series 2024-V8-XA	0.99	%(a)(b)(f)	07/15/2057	3,784,362
21,999,000	Series 2024-V9-A3	5.60%		08/15/2057	22,764,906
4,078,000	Series 2025-V15-AS	6.17%		06/15/2058	4,289,213
	BFLD Trust
4,860,000	Series 2025-EWEST-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	6.40	%(a)	06/15/2042	4,873,629
	BHMS Mortgage Trust
14,537,000	Series 2018-ATLS-A (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.86	%(a)	07/15/2035	14,529,804
	BMO Mortgage Trust
20,804,000	Series 2024-5C6-A3	5.32%		09/15/2057	21,314,776
17,982,000	Series 2024-5C7-AS	5.89	%(b)	11/15/2057	18,578,682
111,921,148	Series 2024-5C7-XA	1.14	%(a)(b)(f)	11/15/2057	4,067,047
113,583,814	Series 2024-5C8-XA	1.24	%(b)(f)	12/15/2057	4,540,558
7,371,000	Series 2025-5C11-AS	5.94%		07/15/2058	7,680,744
154,398,020	Series 2025-C11-XA	1.33	%(b)(f)	02/15/2058	12,621,884
	BPR Trust
10,166,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	09/15/2038	10,157,124
	BSPRT Co.-Issuer LLC
15,000,000	Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)	8.29	%(a)	09/15/2035	15,113,865
	BX Trust
3,177,000	Series 2018-GW-D (1 mo. Term SOFR + 2.07%, 1.77% Floor)	6.38	%(a)	05/15/2035	3,165,896
97,837,000	Series 2019-OC11-E	4.08	%(a)(b)	12/09/2041	89,904,210
326,679,000	Series 2019-OC11-XB	0.32	%(a)(b)(f)	12/09/2041	2,972,779
3,884,093	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16	%(a)	10/15/2036	3,883,961
1,069,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.07	%(a)	10/15/2036	1,068,067
4,599,000	Series 2021-MFM1-D (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.93	%(a)	01/15/2034	4,598,581
4,641,000	Series 2021-MFM1-E (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.68	%(a)	01/15/2034	4,641,014
2,746,474	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68	%(a)	11/15/2036	2,744,358
1,939,344	Series 2021-SOAR-C (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53	%(a)	06/15/2038	1,939,298
12,240,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.71	%(a)	06/15/2036	12,185,146
3,450,000	Series 2021-VIEW-F (1 mo. Term SOFR + 4.04%, 3.93% Floor)	8.36	%(a)	06/15/2036	3,368,457
11,329,476	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43	%(a)	09/15/2036	11,284,414
2,903,486	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.11	%(a)	10/15/2038	2,903,922
3,514,700	Series 2021-XL2-E (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.27	%(a)	10/15/2038	3,516,223
1,262,886	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.76	%(a)	08/15/2039	1,264,069

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
23,462,291	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00	%(a)	08/15/2039	23,584,872
17,113,281	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.60	%(a)	12/15/2039	17,151,029
5,298,084	Series 2024-GPA3-C (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.20	%(a)	12/15/2039	5,314,418
	BXP Trust
9,818,000	Series 2017-GM-B	3.54	%(a)(b)	06/13/2039	9,450,482
	Cantor Commercial Real Estate Lending LP
10,105,250	Series 2019-CF2-XD	1.56	%(a)(b)(f)	11/15/2052	526,757
11,514,000	Series 2019-CF3-XD	1.21	%(a)(b)(f)	01/15/2053	492,939
	Century Plaza Towers
5,000,000	Series 2019-CPT-A	2.87	%(a)	11/13/2039	4,564,379
	CFCRE Commercial Mortgage Trust
7,155,000	Series 2016-C4-C	5.00	%(b)	05/10/2058	6,996,074
62,409,387	Series 2016-C4-XA	1.73	%(b)(f)	05/10/2058	286,347
	Citigroup Commercial Mortgage Trust
2,177,527	Series 2015-GC27-D	4.54	%(a)(b)	02/10/2048	2,102,386
14,310,000	Series 2015-GC33-C	4.72	%(b)	09/10/2058	12,193,336
84,935,526	Series 2015-GC33-XA	0.92	%(b)(f)	09/10/2058	27,451
88,700,726	Series 2016-C1-XA	1.98	%(b)(f)	05/10/2049	696,762
181,072,399	Series 2016-GC36-XA	1.36	%(b)(f)	02/10/2049	377,337
31,166,625	Series 2016-GC37-XA	1.80	%(b)(f)	04/10/2049	110,084
79,984,037	Series 2016-P3-XA	1.81	%(b)(f)	04/15/2049	569,398
51,718,897	Series 2016-P4-XA	2.04	%(b)(f)	07/10/2049	542,231
81,987,715	Series 2016-P5-XA	1.51	%(b)(f)	10/10/2049	752,811
213,452,158	Series 2017-B1-XA	0.85	%(b)(f)	08/15/2050	2,509,899
36,372,476	Series 2017-P7-XA	1.23	%(b)(f)	04/14/2050	476,578
15,766,000	Series 2019-C7-XD	1.30	%(a)(b)(f)	12/15/2072	749,930
13,007,000	Series 2019-GC41-XD	0.97	%(a)(b)(f)	08/10/2056	386,256
11,280,000	Series 2019-GC43-XD	0.72	%(a)(b)(f)	11/10/2052	283,369
3,625,000	Series 2020-420K-D	3.42	%(a)(b)	11/10/2042	3,215,097
7,800,000	Series 2020-420K-E	3.42	%(a)(b)	11/10/2042	6,651,775
23,804,000	Series 2020-555-E	3.62	%(a)(b)	12/10/2041	20,441,954
2,853,000	Series 2020-GC46-B	3.15	%(b)	02/15/2053	2,488,140
21,133,200	Series 2020-GC46-XD	1.17	%(a)(b)(f)	02/15/2053	938,694
16,920,000	Series 2022-GC48-XD	2.54	%(a)(b)(f)	06/15/2055	2,437,123
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000	Series 2016-C1-B	4.20	%(b)	05/10/2049	4,822,544
100,952,100	Series 2016-C1-XA	1.51	%(b)(f)	05/10/2049	261,032
68,072,830	Series 2017-CD4-XA	1.37	%(b)(f)	05/10/2050	1,078,185
5,723,000	Series 2017-CD6-B	3.91	%(b)	11/13/2050	5,443,086
5,175,000	Series 2017-CD6-C	4.41	%(b)	11/13/2050	4,886,988
37,146,524	Series 2017-CD6-XA	1.03	%(b)(f)	11/13/2050	549,954
54,481,523	Series 2020-C9-XA	1.82	%(b)(f)	09/15/2053	2,330,769
	Commercial Mortgage Pass Through Certificates
13,118,101	Series 2013-CR12-XA	0.67	%(b)(f)	10/10/2046	266
165,104	Series 2013-CR13-C	5.11	%(b)	11/10/2046	155,055
4,345,000	Series 2014-CR16-C	4.94	%(b)	04/10/2047	4,103,841
12,691,652	Series 2014-CR20-C	4.83	%(b)	11/10/2047	12,285,453
3,776,693	Series 2014-UBS3-XA	0.76	%(b)(f)	06/10/2047	80
17,601,630	Series 2015-CR22-XA	0.37	%(b)(f)	03/10/2048	113
44,485,692	Series 2015-CR26-XA	0.99	%(b)(f)	10/10/2048	1,001
17,822,000	Series 2015-DC1-C	4.43	%(b)	02/10/2048	15,880,026
26,412,746	Series 2015-DC1-XA	0.71	%(b)(f)	02/10/2048	404
1,180,000	Series 2016-DC2-B	4.84	%(b)	02/10/2049	1,164,888
1,403,000	Series 2016-DC2-C	4.84	%(b)	02/10/2049	1,376,943
15,800,000	Series 2018-COR3-XD	1.75	%(a)(b)(f)	05/10/2051	666,398
18,570,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.61	%(a)	09/15/2033	17,013,661
	Computershare Corporate Trust
3,174,851	Series 2015-C27-C	3.89%		02/15/2048	2,815,030
9,701,000	Series 2015-C31-C	4.79	%(b)	11/15/2048	9,506,783

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
86,928,887	Series 2015-C31-XA	1.09	%(b)(f)	11/15/2048	2,052
3,000,000	Series 2015-LC22-C	4.67	%(b)	09/15/2058	2,816,089
8,438,000	Series 2015-NXS2-C	4.19	%(b)	07/15/2058	7,824,222
61,691,201	Series 2015-P2-XA	1.05	%(b)(f)	12/15/2048	86,232
10,085,000	Series 2016-C32-C	4.86	%(b)	01/15/2059	9,936,728
4,250,000	Series 2016-C34-B	4.09%		06/15/2049	4,089,557
5,890,000	Series 2016-LC24-C	4.57	%(b)	10/15/2049	5,299,868
1,490,200	Series 2016-NXS5-A6	3.64%		01/15/2059	1,477,302
94,727,686	Series 2016-NXS6-XA	1.68	%(b)(f)	11/15/2049	808,368
176,965,800	Series 2017-C39-XA	1.22	%(b)(f)	09/15/2050	2,960,656
1,904,000	Series 2017-C42-C	4.30	%(b)	12/15/2050	1,671,613
44,138,290	Series 2017-C42-XA	0.98	%(b)(f)	12/15/2050	748,435
1,758,000	Series 2017-RC1-C	4.59%		01/15/2060	1,671,755
132,236,073	Series 2018-C43-XA	0.72	%(b)(f)	03/15/2051	1,737,093
4,335,668	Series 2019-C49-XD	2.30	%(a)(b)(f)	03/15/2052	293,584
58,432,587	Series 2019-C50-XA	1.57	%(b)(f)	05/15/2052	2,349,288
3,193,000	Series 2019-C51-B	3.84	%(b)	06/15/2052	2,827,358
42,387,965	Series 2019-C51-XA	1.41	%(b)(f)	06/15/2052	1,756,133
24,972,000	Series 2019-C52-AS	3.14%		08/15/2052	22,854,147
68,838,481	Series 2019-C52-XA	1.70	%(b)(f)	08/15/2052	3,454,019
5,000,000	Series 2019-C53-C	3.58	%(b)	10/15/2052	4,490,201
8,777,333	Series 2019-C53-XD	1.61	%(a)(b)(f)	10/15/2052	481,679
129,337,156	Series 2019-C54-XA	0.96	%(b)(f)	12/15/2052	4,066,153
6,363,333	Series 2019-C54-XD	1.51	%(a)(b)(f)	12/15/2052	341,607
28,088,000	Series 2020-C55-AS	2.94%		02/15/2053	25,427,196
52,886,315	Series 2020-C55-XB	0.92	%(b)(f)	02/15/2053	1,747,062
132,080,134	Series 2020-C56-XA	1.38	%(b)(f)	06/15/2053	6,387,501
162,514,325	Series 2021-C61-XA	1.47	%(b)(f)	11/15/2054	9,406,394
9,132,000	Series 2021-C61-XD	1.53	%(a)(b)(f)	11/15/2054	694,799
	Credit Suisse Mortgage Capital Certificates
147,561,481	Series 2014-USA-X1	0.69	%(a)(b)(f)	09/15/2037	169,666
3,799,000	Series 2017-CALI-E	3.90	%(a)(b)	11/10/2032	638,551
6,050,000	Series 2017-CALI-F	3.90	%(a)(b)	11/10/2032	635,441
5,403,599	Series 2021-B33-A1	3.05	%(a)	10/10/2043	5,137,669
18,815,500	Series 2021-B33-A2	3.17	%(a)	10/10/2043	16,518,827
107,162,895	Series 2021-B33-X	0.62	%(a)(b)(f)	10/10/2043	2,512,038
	CSAIL Commercial Mortgage Trust
10,116,109	Series 2015-C2-AS	3.85	%(b)	06/15/2057	9,988,618
9,205,000	Series 2015-C3-B	4.17	%(b)	08/15/2048	8,629,109
2,299,000	Series 2015-C4-C	4.89	%(b)	11/15/2048	2,275,908
135,958,503	Series 2015-C4-XA	1.02	%(b)(f)	11/15/2048	3,073
9,425,000	Series 2016-C5-C	4.78	%(b)	11/15/2048	9,238,827
33,742,448	Series 2016-C6-XA	2.01	%(b)(f)	01/15/2049	159,450
11,020,000	Series 2016-C7-B	4.46	%(b)	11/15/2049	10,614,483
126,753,995	Series 2017-C8-XA	1.20	%(b)(f)	06/15/2050	1,875,984
4,399,000	Series 2017-CX10-B	3.89	%(b)	11/15/2050	4,061,838
65,852,363	Series 2017-CX10-XA	0.98	%(b)(f)	11/15/2050	889,409
1,886,000	Series 2018-C14-C	5.04	%(b)	11/15/2051	1,724,097
15,894,000	Series 2019-C16-B	3.88%		06/15/2052	15,000,756
24,048,127	Series 2019-C17-XA	1.46	%(b)(f)	09/15/2052	1,003,783
7,924,000	Series 2019-C18-B	3.59%		12/15/2052	7,271,654
216,639,449	Series 2019-C18-XA	1.12	%(b)(f)	12/15/2052	7,294,294
193,499,798	Series 2020-C19-XA	1.21	%(b)(f)	03/15/2053	7,394,343
81,465,000	Series 2020-C19-XB	0.15	%(b)(f)	03/15/2053	316,997
	DOLP Trust
11,475,000	Series 2021-NYC-F	3.70	%(a)(b)	05/10/2041	8,427,468
	Extended Stay America Trust
7,415,056	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51	%(a)	07/15/2038	7,421,588
	Franklin BSP Realty Trust, Inc.
8,282,078	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.80	%(a)	02/15/2037	8,284,788
	FS Rialto Issuer LLC
26,100,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	08/19/2042	26,127,744

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Granite Point Mortgage Trust, Inc.
10,852,493	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.78	%(a)	12/15/2036	10,822,150
	Great Wolf Trust
15,000,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.00	%(a)	05/15/2041	15,059,153
	Greystone Commercial Real Estate Notes
2,920,376	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45	%(a)	07/15/2039	2,925,069
6,250,000	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08	%(a)	07/15/2039	6,202,756
	GS Mortgage Securities Corp. II
3,000,000	Series 2013-GC13-B	4.01	%(a)(b)	07/10/2046	2,908,079
6,130,000	Series 2015-590M-C	3.93	%(a)(b)	10/10/2035	6,101,831
37,137,474	Series 2015-GC32-XA	0.72	%(b)(f)	07/10/2048	564
102,847,281	Series 2015-GC34-XA	1.33	%(b)(f)	10/10/2048	3,065
51,367,345	Series 2015-GS1-XA	0.85	%(b)(f)	11/10/2048	85,044
38,834,542	Series 2016-GS2-XA	1.88	%(b)(f)	05/10/2049	202,192
248,059,435	Series 2016-GS3-XA	1.30	%(b)(f)	10/10/2049	2,013,300
43,789,744	Series 2016-GS4-XA	0.68	%(b)(f)	11/10/2049	187,223
177,587,837	Series 2017-GS7-XA	1.22	%(b)(f)	08/10/2050	2,851,688
98,700,000	Series 2017-GS7-XB	0.47	%(b)(f)	08/10/2050	640,672
3,443,000	Series 2018-GS10-WLSA	5.07	%(a)(b)	03/10/2033	831,142
6,834,000	Series 2018-GS10-WLSB	5.07	%(a)(b)	03/10/2033	674,553
9,287,000	Series 2018-GS10-WLSC	5.07	%(a)(b)	03/10/2033	866,946
8,990,000	Series 2018-GS10-WLSD	5.07	%(a)(b)	03/10/2033	792,024
11,236,750	Series 2018-GS10-WLSE	5.07	%(a)(b)	03/10/2033	901,474
188,897,251	Series 2018-GS9-XA	0.55	%(b)(f)	03/10/2051	1,764,508
7,875,000	Series 2018-LUAU-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.61	%(a)	11/15/2032	7,823,044
15,571,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.51	%(a)	07/15/2031	12,152,317
3,897,000	Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)	6.21	%(a)	07/15/2031	551,540
11,950,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.71	%(a)	07/15/2031	1,253,370
11,242,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.41	%(a)	07/15/2031	1,062,251
4,648,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.53	%(a)	07/15/2031	390,871
51,701,016	Series 2019-GC38-XA	1.17	%(b)(f)	02/10/2052	1,614,369
13,057,806	Series 2019-GC39-XA	1.24	%(b)(f)	05/10/2052	470,404
21,600,000	Series 2019-GSA1-XD	1.13	%(a)(b)(f)	11/10/2052	854,224
169,289,978	Series 2020-GC45-XA	0.73	%(b)(f)	02/13/2053	3,832,471
25,009,000	Series 2020-GC45-XD	0.76	%(a)(b)(f)	02/13/2053	656,989
52,826,792	Series 2020-GSA2-XA	1.77	%(a)(b)(f)	12/12/2053	3,583,352
	Hilton USA Trust
5,692,000	Series 2016-SFP-A	2.83	%(a)	11/05/2035	4,840,821
	Hudson Yards Mortgage Trust
8,450,000	Series 2025-SPRL-A	5.65	%(a)(b)	01/13/2040	8,719,544
	JP Morgan Chase Commercial Mortgage Securities
323,200	Series 2007-CB20-X1	0.00	%(a)(b)(f)	02/12/2051	—
44,420,806	Series 2015-JP1-XA	1.03	%(b)(f)	01/15/2049	86,656
1,725,000	Series 2017-JP5-C	3.89	%(b)	03/15/2050	1,514,676
9,343,000	Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)	7.11	%(a)	11/15/2035	6,641,135
18,869,000	Series 2019-COR4-XD	2.18	%(a)(b)(f)	03/10/2052	1,198,812
84,215,568	Series 2019-COR5-XA	1.61	%(b)(f)	06/13/2052	3,569,022
8,500,000	Series 2019-COR5-XD	1.92	%(a)(b)(f)	06/13/2052	511,770
29,530,000	Series 2020-NNN-EFX	3.97	%(a)	01/16/2037	9,302,245
	JPMBB Commercial Mortgage Securities Trust
1,775,451	Series 2014-C21-C	4.71	%(b)	08/15/2047	1,749,578
31,249,946	Series 2014-C25-XA	0.61	%(b)(f)	11/15/2047	378
1,132,382	Series 2014-C26-XA	0.51	%(b)(f)	01/15/2048	11
8,236,400	Series 2015-C27-C	4.45	%(b)	02/15/2048	5,498,621

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
10,425,000	Series 2015-C27-D	3.95	%(a)(b)	02/15/2048	2,725,616
10,663,088	Series 2015-C28-C	4.38	%(b)	10/15/2048	10,509,678
65,152,980	Series 2015-C30-XA	0.47	%(b)(f)	07/15/2048	782
48,819,760	Series 2015-C32-XA	1.23	%(b)(f)	11/15/2048	1,377
7,394,000	Series 2016-C1-C	4.85	%(b)	03/17/2049	7,061,693
15,994,525	Series 2016-C1-XA	1.30	%(b)(f)	03/17/2049	61,011
	JPMDB Commercial Mortgage Securities Trust
100,701,189	Series 2016-C2-XA	1.62	%(b)(f)	06/15/2049	593,009
132,869,093	Series 2017-C5-XA	1.01	%(b)(f)	03/15/2050	1,125,654
160,340,670	Series 2017-C7-XA	0.97	%(b)(f)	10/15/2050	2,274,673
13,604,000	Series 2019-COR6-AS	3.41	%(b)	11/13/2052	11,902,737
249,455,340	Series 2020-COR7-XA	1.78	%(b)(f)	05/13/2053	12,893,498
	KREF
24,545,117	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50	%(a)	02/15/2039	24,536,796
	LoanCore
9,911,954	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.85	%(a)	01/17/2037	9,940,996
26,610,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	08/17/2042	26,411,543
	LSTAR Commercial Mortgage Trust
14,874,316	Series 2017-5-X	1.00	%(a)(b)(f)	03/10/2050	142,826
	Lument Finance Trust, Inc.
10,800,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18	%(a)	06/15/2039	10,793,369
	M360 LLC
4,206,494	Series 2021-CRE3-A (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.94	%(a)	11/22/2038	4,212,825
7,162,000	Series 2021-CRE3-B (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.69	%(a)	11/22/2038	7,183,164
	Manhattan West
5,731,000	Series 2020-1MW-C	2.41	%(a)(b)	09/10/2039	5,368,605
	MF1 Multifamily Housing Mortgage Loan Trust
9,502,338	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.63	%(a)	07/15/2036	9,512,829
8,519,687	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67	%(a)	02/19/2037	8,519,711
7,808,582	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47	%(a)	06/19/2037	7,830,603
10,660,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00	%(a)	08/18/2041	10,698,664
26,120,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63	%(a)	02/18/2040	26,130,683
	MFT Trust
9,417,000	Series 2020-ABC-A	3.36	%(a)	02/10/2042	7,253,444
4,317,000	Series 2020-ABC-B	3.59	%(a)(b)	02/10/2042	3,039,253
	MHC Commercial Mortgage Trust
520,719	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.23	%(a)	04/15/2038	520,926
	Morgan Stanley ABS Capital I, Inc.
4,353,603	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.20	%(a)	11/15/2036	4,350,496
17,326,703	Series 2021-ILP-D (1 mo. Term SOFR + 1.69%, 1.58% Floor)	6.00	%(a)	11/15/2036	17,311,192
16,661,659	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	16,147,262
	Morgan Stanley Bank of America Merrill Lynch Trust
9,861,910	Series 2012-CKSV-CK	4.30	%(a)(b)	10/15/2030	6,351,070
7,592,466	Series 2013-C11-AS	4.21	%(b)	08/15/2046	7,137,752
2,637,460	Series 2014-C19-C	4.00%		12/15/2047	2,557,728
10,286,000	Series 2015-C27-C	4.63	%(b)	12/15/2047	9,739,724
124,562,551	Series 2016-C28-XA	1.29	%(b)(f)	01/15/2049	315,853
6,032,000	Series 2016-C31-C	4.40	%(b)	11/15/2049	5,322,652
36,671,515	Series 2017-C33-XA	1.39	%(b)(f)	05/15/2050	569,637
	Morgan Stanley Capital I Trust
7,137,000	Series 2015-UBS8-B	4.32	%(b)	12/15/2048	6,858,474
20,884,098	Series 2015-UBS8-XA	0.99	%(b)(f)	12/15/2048	31,042
	Morgan Stanley Capital I, Inc.
514,910	Series 2006-HQ10-X1	0.93	%(a)(b)(f)	11/12/2041	12
126,622,637	Series 2017-H1-XA	1.45	%(b)(f)	06/15/2050	2,023,075
4,661,000	Series 2017-HR2-C	4.46	%(b)	12/15/2050	4,429,750

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
9,386,700	Series 2019-H6-XD	1.72	%(a)(b)(f)	06/15/2052	498,371
5,305,000	Series 2019-H7-AS	3.52%		07/15/2052	4,986,141
71,697,574	Series 2019-L2-XA	1.16	%(b)(f)	03/15/2052	2,169,762
3,845,000	Series 2019-L3-AS	3.49%		11/15/2052	3,597,996
146,112,606	Series 2019-L3-XA	0.73	%(b)(f)	11/15/2052	3,314,535
15,090,000	Series 2019-L3-XD	1.27	%(a)(b)(f)	11/15/2052	670,304
3,355,000	Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)	6.23	%(a)	12/15/2036	390,556
6,002,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.58	%(a)	05/15/2036	598,700
2,200,000	Series 2020-HR8-B	2.70%		07/15/2053	1,885,943
24,004,000	Series 2020-L4-B	3.08%		02/15/2053	21,644,462
283,768,579	Series 2020-L4-XA	1.19	%(b)(f)	02/15/2053	11,776,737
13,625,665	Series 2020-L4-XD	1.29	%(a)(b)(f)	02/15/2053	648,390
10,779,000	Series 2021-L6-C	3.57	%(b)	06/15/2054	8,961,069
	MRCD Mortgage Trust
7,794,000	Series 2019-PARK-F	2.72	%(a)	12/15/2036	4,833,059
16,270,000	Series 2019-PARK-G	2.72	%(a)	12/15/2036	8,828,102
	Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
61,635,888	Series 2021-2	0.83	%(b)(f)	03/25/2035	2,522,141
	Natixis Commercial Mortgage Securities Trust
13,188,800	Series 2020-2PAC-D	3.75	%(a)	12/15/2038	11,213,025
	NJ
14,239,000	Series 2025-WBRK-A	5.87	%(a)(b)	03/05/2035	14,727,842
	NYC Commercial Mortgage Trust
6,770,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	5.52	%(a)	02/15/2042	6,719,487
	NYT Mortgage Trust
16,882,000	Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)	6.61	%(a)	12/15/2035	15,833,304
	ROCK Trust
46,015,000	Series 2024-CNTR-A	5.39	%(a)	11/13/2041	47,120,023
	SFO Commercial Mortgage Trust
11,621,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	05/15/2038	11,576,356
2,240,000	Series 2021-555-B (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.93	%(a)	05/15/2038	2,226,125
	SLG Office Trust
37,079,000	Series 2021-OVA-F	2.85	%(a)	07/15/2041	29,690,790
	SMR Mortgage Trust
4,131,535	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.81	%(a)	02/15/2039	3,666,473
	SREIT Trust
37,000,000	Series 2021-IND-G (1 mo. Term SOFR + 3.38%, 3.27% Floor)	7.69	%(a)	10/15/2038	36,585,101
3,014,796	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.16	%(a)	11/15/2038	3,013,824
4,445,860	Series 2021-MFP-E (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.45	%(a)	11/15/2038	4,447,598
13,400,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.25	%(a)	11/15/2036	13,395,999
	Starwood Property Trust, Inc.
18,221,381	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	04/18/2038	18,146,929
	STWD Trust
1,344,000	Series 2021-FLWR-D (1 mo. Term SOFR + 1.49%, 1.38% Floor)	5.80	%(a)	07/15/2036	1,342,862
	TCO Commercial Mortgage Trust
2,490,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.30	%(a)	12/15/2039	2,488,771
	TPG Real Estate Finance Issuer Ltd.
8,134,079	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	03/15/2038	8,133,729
22,335,532	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.96	%(a)	02/15/2039	22,413,573
26,180,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	09/18/2042	26,210,290
	UBS Commercial Mortgage Trust
8,000,000	Series 2017-C1-C	4.44%		06/15/2050	7,320,948
70,960,330	Series 2017-C1-XA	1.62	%(b)(f)	06/15/2050	1,386,671
1,124,000	Series 2017-C2-C	4.30	%(b)	08/15/2050	1,054,266
6,857,000	Series 2017-C3-B	4.09	%(b)	08/15/2050	6,582,157
9,816,551	Series 2017-C3-XA	1.22	%(b)(f)	08/15/2050	150,070
3,561,000	Series 2017-C4-B	4.24	%(b)	10/15/2050	3,388,607
2,886,000	Series 2017-C6-C	4.86	%(b)	12/15/2050	2,598,887

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
544,000	Series 2017-C7-A4	3.68%		12/15/2050	533,487
1,020,000	Series 2018-C11-B	4.71	%(b)	06/15/2051	958,538
2,854,000	Series 2018-C13-B	4.79	%(b)	10/15/2051	2,703,351
37,402,223	Series 2018-C9-XA	1.07	%(b)(f)	03/15/2051	756,086
8,350,000	Series 2019-C17-AS	3.20%		10/15/2052	7,661,165
12,767,000	Series 2019-C17-XD	1.89	%(a)(b)(f)	10/15/2052	835,856
14,858,000	Series 2019-C18-AS	3.38	%(b)	12/15/2052	13,561,882
9,705,000	Series 2019-C18-B	3.68	%(b)	12/15/2052	8,592,498
11,574,000	Series 2019-C18-XD	1.55	%(a)(b)(f)	12/15/2052	637,092
	UBS-Barclays Commercial Mortgage Trust
6,117,000	Series 2019-C3-XD	1.93	%(a)(b)(f)	05/15/2052	369,518
163,845,951	Series 2019-C4-XA	1.66	%(b)(f)	08/15/2052	7,833,524
13,091,000	Series 2019-C4-XD	1.27	%(a)(b)(f)	08/15/2052	538,819
65,232,654	Series 2019-C5-XA	0.97	%(b)(f)	11/15/2052	1,776,240
14,866,000	Series 2019-C5-XD	1.45	%(a)(b)(f)	11/15/2052	736,472
	VEGAS Trust
66,928,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	67,867,388
	Wells Fargo Commercial Mortgage Trust
118,398,415	Series 2024-5C1-XA	1.26	%(b)(f)	07/15/2057	4,323,164
3,930,000	Series 2025-5C4-A3	5.67%		05/15/2058	4,098,679
69,365,696	Series 2025-5C4-XA	1.35	%(b)(f)	05/15/2058	3,319,010
64,453,393	Series 2025-C64-XA	1.24	%(b)(f)	02/15/2058	4,850,053
	WF-RBS Commercial Mortgage Trust
7,317,421	Series 2014-C21-B	4.21	%(b)	08/15/2047	7,111,050
	WHARF Trust
2,650,000	Series 2025-DC-A	5.35	%(a)(b)	07/15/2040	2,705,061
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,989,060,884)				2,283,334,079
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 23.9%
	Accredited Mortgage Loan Trust
12,875,000	Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	1.73%		04/25/2036	10,068,222
	ACE Securities Corp.
1,481,088	Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.95%		03/25/2037	598,416
9,416,864	Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%		01/25/2037	5,682,279
2,194,351	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%		01/25/2037	1,324,073
2,057,204	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		01/25/2037	1,241,274
68,662,605	Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		11/25/2036	19,956,745
3,738,009	Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%		11/25/2036	1,533,575
4,041,078	Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%		11/25/2036	1,658,149
2,569,308	Series 2007-WM2-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%		02/25/2037	1,057,149
2,252,411	Series 2007-WM2-A2D (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.17%		02/25/2037	926,704
	Adjustable Rate Mortgage Trust
2,475,766	Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap)	5.58%		03/25/2035	2,131,851
16,625,315	Series 2005-11-4A1	5.39	%(b)	02/25/2036	8,585,773
1,113,000	Series 2005-4-2A1	6.56	%(b)	08/25/2035	1,042,896
92,191	Series 2005-7-3A1	4.90	%(b)	10/25/2035	88,899
3,477,124	Series 2005-8-3A21	5.11	%(b)	11/25/2035	2,446,975
9,803,615	Series 2006-2-5A1	4.95	%(b)	05/25/2036	1,679,203
4,126,530	Series 2007-1-3A1	4.99	%(b)	03/25/2037	3,857,946
782,612	Series 2007-3-1A1	5.13	%(a)(b)	11/25/2037	773,635
	Aegis Asset Backed Securities Trust
800,034	Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.46%		04/25/2034	806,469

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
617,792	Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38%		06/25/2034	599,600
2,862,140	Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap)	5.43%		03/25/2035	2,727,037
8,433,487	Series 2006-1-A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 12.00% Cap)	4.77%		01/25/2037	6,323,970
	AlphaFlow Transitional Mortgage Trust
3,642,912	Series 2021-WL1-A1	3.28	%(a)(d)	01/25/2026	3,455,340
	American Home Mortgage Assets LLC
2,574,409	Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%		09/25/2046	2,417,752
	American Home Mortgage Investment Trust
2,511,792	Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap)	5.03%		11/25/2045	1,739,657
11,403,529	Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap)	6.46%		11/25/2045	4,252,395
2,146,383	Series 2006-2-3A4	7.10	%(d)	06/25/2036	300,257
7,248,123	Series 2007-A-13A1	6.60	%(a)(d)	01/25/2037	943,959
	Ameriquest Mortgage Securities, Inc.
1,728,306	Series 2004-FR1-M1	3.73	%(d)	05/25/2034	1,716,479
	Amortizing Residential Collateral Trust
4,375,397	Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%		10/25/2032	3,345,052
	AMSR Trust
10,000,000	Series 2020-SFR5-F	2.69	%(a)	11/17/2037	9,873,399
6,500,000	Series 2021-SFR3-E1	2.33	%(a)	10/17/2038	6,244,010
11,000,000	Series 2021-SFR3-E2	2.43	%(a)	10/17/2038	10,529,284
18,500,000	Series 2021-SFR3-F	3.23	%(a)	10/17/2038	17,842,702
6,500,000	Series 2021-SFR4-D	2.77	%(a)	12/17/2038	6,296,478
10,500,000	Series 2021-SFR4-E1	2.97	%(a)	12/17/2038	10,131,181
	Angel Oak Mortgage Trust LLC
9,121,000	Series 2021-7-M1	3.26	%(a)(b)	10/25/2066	6,517,960
3,000,000	Series 2025-7-A3	5.92	%(a)(b)	06/25/2070	3,048,453
5,007,000	Series 2025-7-M1	6.35	%(a)	06/25/2070	5,082,325
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851	Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor)	6.31%		11/25/2034	8,220,727
97,860,118	Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%		10/25/2036	54,077,472
10,997,332	Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		06/25/2036	7,248,299
	Asset Backed Funding Certificates
78,564,384	Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68%		06/25/2037	56,016,139
	Asset Backed Securities Corp. Home Equity
1,172,462	Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor)	6.11%		06/25/2034	1,149,398
16,882,390	Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	3.84%		11/25/2036	15,156,716
	Banc of America Alternative Loan Trust
399,996	Series 2005-10-4A1	5.75%		11/25/2035	370,598
1,559,962	Series 2005-11-2CB1	6.00%		12/25/2035	1,494,440
1,076,094	Series 2006-2-1CB1	6.00%		03/25/2036	995,191
1,334,498	Series 2006-2-3CB1	6.50%		03/25/2036	1,223,267
388,404	Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	339,261
905,881	Series 2006-6-CB3	6.00%		07/25/2046	791,209
7,658,838	Series 2006-7-A4	6.50	%(d)	10/25/2036	2,051,541
1,224,522	Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07	%(f)(h)	11/25/2036	134,342
436,413	Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%		11/25/2036	341,838
1,967,291	Series 2006-9-1CB1	6.00%		01/25/2037	1,766,260
334,742	Series 2007-2-2A1	6.00%		06/25/2037	286,182
	Banc of America Funding Corp.
2,176,697	Series 2006-2-3A1	6.00%		03/25/2036	1,880,376

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
58,838	Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)	9.50	%(h)	03/25/2036	57,826
75,720	Series 2006-2-6A2	5.50%		03/25/2036	75,692
247,060	Series 2006-3-1A1	6.00%		03/25/2036	211,291
132,323	Series 2006-3-6A1	6.37	%(b)	03/25/2036	135,555
1,171,303	Series 2006-6-1A7	6.25%		08/25/2036	1,022,668
411,912	Series 2006-7-T2A5	6.54	%(d)	10/25/2036	375,588
1,941,471	Series 2006-7-T2A8	6.41	%(d)	10/25/2036	1,770,460
506,322	Series 2006-8T2-A8	6.60	%(d)	10/25/2036	448,648
218,867	Series 2006-B-7A1	4.47	%(b)	03/20/2036	191,877
3,754,475	Series 2006-D-6A1	4.01	%(b)	05/20/2036	3,184,508
77,855	Series 2006-H-3A1	4.23	%(b)	09/20/2046	63,863
43,041,499	Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.79%		10/20/2036	13,079,451
404,674	Series 2007-1-TA10	6.34	%(d)	01/25/2037	377,891
560,039	Series 2007-3-TA1B	5.83	%(b)	04/25/2037	487,046
1,069,129	Series 2007-5-1A1	5.50%		07/25/2037	871,742
569,738	Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)	6.19	%(a)(h)	06/26/2035	538,235
803,943	Series 2009-R15A-4A2	5.75	%(a)(b)	12/26/2036	712,911
491,242	Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)	7.41	%(a)(h)	07/26/2036	484,707
4,848,535	Series 2014-R6-3A2	4.71	%(a)(b)(g)	10/26/2036	4,359,692
10,527,746	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67	%(a)	06/26/2036	8,711,824
17,238,106	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.57	%(a)	09/29/2036	14,460,468
	Banc of America Mortgage Securities, Inc.
773,832	Series 2006-1-A9	6.00%		05/25/2036	655,996
134,581	Series 2007-1-2A5	5.75%		01/25/2037	117,494
2,988,570	Series 2007-3-2A8	7.00%		09/25/2037	2,548,736
	BankUnited Trust
4,753,197	Series 2005-1-2A1	4.58	%(b)	09/25/2045	4,338,635
	Barclays PLC
6,203,385	Series 2010-RR6-7A10	7.79	%(a)(b)	02/26/2037	2,344,237
	Bayview Commercial Asset Trust
557,592	Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)	4.87	%(a)	07/25/2037	527,371
	Bayview Financial Acquisition Trust
1,900,148	Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor)	4.86%		11/28/2036	1,774,985
	BCAP LLC Trust
17,802,585	Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81	%(a)	05/25/2047	18,342,195
1,925,981	Series 2007-AA2-2A7	6.00%		04/25/2037	851,350
2,085,091	Series 2007-AA2-2A8	5.75%		04/25/2037	884,175
10,159,968	Series 2008-RR3-A1B	6.70	%(a)(b)	10/25/2036	3,193,411
1,454,035	Series 2009-RR13-18A2	5.75	%(a)(b)	07/26/2037	687,562
2,519,710	Series 2009-RR4-4A2	5.75	%(a)(b)	02/26/2036	1,102,328
	Bear Stearns Adjustable Rate Mortgage Trust
202,258	Series 2005-12-13A1	4.72	%(b)	02/25/2036	145,414
1,838,718	Series 2006-4-4A1	4.99	%(b)	10/25/2046	1,595,537
2,300,751	Series 2007-1-2A1	5.83	%(b)	02/25/2047	2,015,696
661,239	Series 2007-1-3A1	4.55	%(b)	02/25/2047	644,335
7,874,321	Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap)	6.37%		12/25/2046	6,570,509
	Bear Stearns Alt-A Trust
179,208	Series 2004-11-2A3	5.61	%(b)	11/25/2034	182,166
9,104,971	Series 2006-3-21A1	4.49	%(b)	05/25/2036	6,524,819
3,472,401	Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap)	4.77%		08/25/2036	3,113,408
5,527,822	Series 2006-6-2A1	4.33	%(b)	11/25/2036	2,523,988
2,791,803	Series 2006-8-2A1	4.71	%(b)	08/25/2046	1,915,159
4,527,198	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap)	4.75%		01/25/2047	3,867,790

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Bear Stearns Asset Backed Securities Trust
2,159,437	Series 2004-AC4-A2	5.50	%(d)	08/25/2034	2,162,855
4,819,968	Series 2005-AC2-1A	5.75	%(d)	04/25/2035	4,136,384
1,564,431	Series 2005-AC2-2A1	5.75	%(d)	04/25/2035	1,503,251
18,585,580	Series 2005-AC6-22A	5.11	%(b)	09/25/2035	15,066,378
4,460,156	Series 2005-AC7-A4	6.00	%(d)	10/25/2035	2,714,733
5,757,431	Series 2006-AC1-1A1	6.25	%(d)	02/25/2036	2,614,340
547,380	Series 2006-AC5-A1	6.75	%(d)	12/25/2036	559,542
18,429,845	Series 2007-HE4-2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%		05/25/2037	17,033,797
10,947,212	Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%		08/25/2037	9,788,274
921,502	Series 2007-SD1-1A2A	6.00%		10/25/2036	297,830
1,323,155	Series 2007-SD1-1A3A	6.50%		10/25/2036	464,698
1,179,243	Series 2007-SD1-23A1	5.82	%(b)	10/25/2036	587,771
	Bear Stearns Mortgage Funding Trust
5,580,389	Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.83%		11/25/2036	5,109,686
2,334,454	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.79%		12/25/2037	2,272,818
5,233,617	Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap)	4.75%		04/25/2037	5,032,610
	BNC Mortgage Loan Trust
3,467,477	Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		11/25/2036	3,392,938
3,525,831	Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor)	4.59%		03/25/2037	3,445,708
4,722,078	Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.93%		11/25/2037	4,030,528
	BNP Paribas Mortgage Securities LLC
23,502,859	Series 2009-1-B1	6.00	%(a)	08/27/2037	10,683,341
	CAFL Issuer LLC
26,206,384	Series 2021-RTL1-A1	4.24	%(a)(d)	03/28/2029	26,207,563
3,334,645	Series 2021-RTL1-A2	5.10	%(a)(d)	03/28/2029	3,335,139
	Carrington Mortgage Loan Trust
3,672,569	Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap)	4.55%		10/25/2036	2,786,603
17,708,671	Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.59%		10/25/2036	13,442,126
5,450,594	Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap)	4.68%		10/25/2036	4,139,435
2,915,014	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.73%		08/25/2036	2,833,590
21,656,347	Series 2006-NC4-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.59%		10/25/2036	21,102,738
20,523,965	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.58%		01/25/2037	18,340,275
8,315,989	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	4.57%		12/25/2036	8,135,532
	Cascade MH Asset Trust
13,573,585	Series 2019-MH1-A	4.00	%(a)(b)	11/25/2044	12,963,018
	Centex Home Equity
2,750,000	Series 2004-A-AF5	5.43	%(d)	01/25/2034	2,749,592
	Chase Mortgage Finance Corp.
2,060,603	Series 2005-A1-2A4	4.94	%(b)	12/25/2035	1,963,208
7,061,179	Series 2006-S1-A5	6.50%		05/25/2036	3,128,153
6,456,378	Series 2006-S2-1A9	6.25%		10/25/2036	2,348,155
4,616,965	Series 2006-S3-1A2	6.00%		11/25/2036	1,829,552
13,205,969	Series 2006-S4-A8	6.00%		12/25/2036	5,311,577
3,920,263	Series 2007-S1-A7	6.00%		02/25/2037	1,505,627
2,255,911	Series 2007-S3-1A5	6.00%		05/25/2037	960,966
1,043,705	Series 2007-S3-2A1	5.50%		05/25/2037	10
2,191,626	Series 2007-S5-1A18	6.00%		07/25/2037	952,960
	Chaseflex Trust
803,959	Series 2005-1-3A1	6.00%		02/25/2035	684,663
70,211	Series 2006-1-A5	6.16	%(b)	06/25/2036	67,317
1,822,672	Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap)	4.37%		09/25/2036	1,528,848

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,141,507	Series 2007-1-1A1	6.50%		02/25/2037	1,060,507
4,257,979	Series 2007-M1-2F4	4.28	%(d)	08/25/2037	3,612,922
4,428,677	Series 2007-M1-2F5	4.28	%(d)	08/25/2037	3,757,404
	Citigroup Financial Products, Inc.
1,344,537	Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78%		03/25/2037	1,162,994
	Citigroup Mortgage Loan Trust, Inc.
343,600	Series 2005-9-21A1	5.50%		11/25/2035	321,461
691,596	Series 2006-4-2A1A	6.00%		12/25/2035	687,965
4,019,708	Series 2006-AR3-1A1A	5.69	%(b)	06/25/2036	3,816,956
2,029,183	Series 2006-FX1-A6	7.35	%(d)	10/25/2036	1,180,330
8,203,867	Series 2006-WF1-A2D	6.42	%(d)	03/25/2036	3,911,494
8,471,708	Series 2006-WF2-A2D	6.66	%(d)	05/25/2036	3,059,746
1,397,346	Series 2007-10-1A1A	5.16	%(b)	04/25/2037	1,330,760
511,128	Series 2007-12-2A1	6.50	%(a)(b)	10/25/2036	259,867
13,764,467	Series 2007-9-1A1	5.75	%(a)	04/25/2047	7,505,300
588,977	Series 2007-9-2A2	6.50	%(a)(b)	05/25/2037	524,966
33,329,834	Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71	%(a)	01/25/2037	31,014,051
1,590,746	Series 2007-AR8-1A1A	3.70	%(b)	08/25/2047	1,389,325
3,281,366	Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%		01/25/2037	1,376,533
3,229,939	Series 2007-OPX1-A3A	7.47	%(d)	01/25/2037	1,371,577
7,119,948	Series 2007-OPX1-A5A	7.26	%(d)	01/25/2037	3,024,645
2,515,315	Series 2010-7-9A4	6.00	%(a)(b)	10/25/2037	2,238,756
11,235,243	Series 2010-8-7A4	6.00	%(a)(b)	06/25/2037	10,582,219
2,196,286	Series 2014-8-3A2	6.00	%(a)(b)	03/25/2037	1,950,594
93,829,348	Series 2019-A-PT1	3.92	%(a)	10/25/2058	78,100,266
144,829,065	Series 2019-D-PT1	3.54	%(a)(b)	04/25/2064	121,083,326
173,319,974	Series 2020-RP1-A1	1.50	%(a)(b)	08/25/2064	154,477,337
26,293,400	Series 2020-RP1-M1	2.00	%(a)(b)	08/25/2064	20,047,866
22,116,950	Series 2020-RP1-M2	2.50	%(a)(b)	08/25/2064	16,742,949
18,676,200	Series 2020-RP1-M3	2.75	%(a)(b)	08/25/2064	13,645,963
48,967,371	Series 2020-RP1-PT5	6.62	%(a)(b)	08/25/2064	40,388,728
9,961,608	Series 2021-JL1-A	2.75	%(a)(b)	02/27/2062	9,630,619
225,649,674	Series 2021-RP2-A1	1.75	%(a)(b)	03/25/2065	203,078,366
34,186,100	Series 2021-RP2-M1	3.25	%(a)(b)	03/25/2065	29,090,860
28,635,750	Series 2021-RP2-M2	3.40	%(a)(b)	03/25/2065	23,488,694
26,589,300	Series 2021-RP2-M3	3.40	%(a)(b)	03/25/2065	20,767,924
78,007,059	Series 2021-RP2-PT1	5.59	%(a)(b)	03/25/2065	64,416,435
	Citimortgage Alternative Loan Trust
1,243,133	Series 2006-A1-1A5	5.50%		04/25/2036	1,172,279
1,499,874	Series 2006-A2-A2	6.00%		05/25/2036	1,422,907
1,438,091	Series 2006-A3-1A13	6.00%		07/25/2036	1,267,988
1,183,998	Series 2006-A4-1A8	6.00%		09/25/2036	1,097,814
1,198,108	Series 2006-A5-3A3Pool 2006-A5	6.00%		10/25/2036	1,077,469
3,561,588	Series 2006-A6-1A2 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	3,268,546
1,806,327	Series 2007-A1-1A5	6.00%		01/25/2037	1,628,183
880,704	Series 2007-A1-1A7	6.00%		01/25/2037	793,847
2,388,156	Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		01/25/2037	1,978,352
2,253,491	Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(f)(h)	01/25/2037	168,243
1,805,243	Series 2007-A3-1A1	6.00	%(j)	03/25/2037	1,584,130
4,154,443	Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(f)(h)	03/25/2037	310,874
1,628,037	Series 2007-A3-1A4	5.75%		03/25/2037	1,421,672
2,954,380	Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%		04/25/2037	2,397,980
2,954,380	Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.24	%(f)(h)	04/25/2037	341,113
3,128,874	Series 2007-A4-1A5	5.75%		04/25/2037	2,761,366

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
405,805	Series 2007-A5-1A11	6.00%		05/25/2037	387,429
5,350,243	Series 2007-A5-1A8	6.00%		05/25/2037	5,107,987
177,527	Series 2007-A8-A1	6.00%		10/25/2037	164,140
	CitiMortgage, Inc.
1,492,147	Series 2005-1-1A4	5.50%		02/25/2035	1,461,261
	Colony American Finance Ltd.
9,000,000	Series 2020-3-D	2.95	%(a)(b)	08/15/2053	7,814,976
	COLT Funding LLC
14,812,000	Series 2021-5-M1	3.26	%(a)(b)	11/26/2066	11,410,969
4,294,000	Series 2021-HX1-B1	3.11	%(a)(b)	10/25/2066	3,212,824
4,130,000	Series 2021-HX1-B2	3.86	%(a)(b)	10/25/2066	3,214,412
6,000,000	Series 2021-HX1-M1	2.36	%(a)(b)	10/25/2066	4,366,759
9,347,649	Series 2022-4-A1	4.30	%(a)(b)	03/25/2067	9,322,349
3,000,000	Series 2025-6-A3	5.89	%(a)(d)	08/25/2070	3,037,479
3,000,000	Series 2025-6-M1	6.27	%(a)(b)	08/25/2070	3,042,936
	Countrywide Alternative Loan Trust
21,595,975	Series 2004-36CB-1A1	6.00%		02/25/2035	15,388,262
4,387,230	Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.93%		05/25/2035	3,572,247
2,003,911	Series 2005-13CB-A3	5.50%		05/25/2035	1,742,090
2,057,932	Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.93%		07/25/2035	1,216,813
4,201,611	Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57	%(f)(h)	07/25/2035	269,510
1,199,708	Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)	5.01	%(h)	07/25/2035	825,477
1,635,098	Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.18%		08/25/2035	1,320,319
894,519	Series 2005-28CB-3A6	6.00%		08/25/2035	342,924
4,779,800	Series 2005-32T1-A9	5.50%		08/25/2035	2,580,854
1,804,957	Series 2005-46CB-A14	5.50%		10/25/2035	1,247,029
914,425	Series 2005-46CB-A20	5.50%		10/25/2035	631,768
3,496,304	Series 2005-48T1-A2	5.50%		11/25/2035	1,928,291
1,211,502	Series 2005-54CB-3A4	5.50%		11/25/2035	654,463
26,617,142	Series 2005-55CB-1A1	5.50%		11/25/2035	17,604,003
10,195,013	Series 2005-57CB-1A1	5.50%		12/25/2035	7,395,392
292,573	Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	3.42	%(h)	12/25/2035	169,623
267,651	Series 2005-64CB-1A14	5.50%		12/25/2035	238,842
3,884,626	Series 2005-64CB-1A4	5.50%		12/25/2035	3,466,490
818,062	Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap)	5.23%		01/25/2036	757,213
2,058,074	Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)	0.27	%(f)(h)	01/25/2036	82,718
28,711,990	Series 2005-77T1-1A1	6.00%		02/25/2036	13,281,747
396,327	Series 2005-79CB-A5	5.50%		01/25/2036	217,042
16,681,449	Series 2005-80CB-4A1	6.00%		02/25/2036	7,613,772
18,400,074	Series 2005-85CB-1A1	6.00%		02/25/2036	7,115,187
1,029,575	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	5.38	%(h)	02/25/2036	797,386
793,566	Series 2005-86CB-A5	5.50%		02/25/2036	452,098
2,889,120	Series 2005-J1-5A3	5.50%		02/25/2035	2,823,182
12,285	Series 2005-J1-7A1	5.50%		12/25/2025	10,389
1,016,423	Series 2005-J10-1A11	5.50%		10/25/2035	656,245
231,314	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.13%		10/25/2035	134,989
108,358	Series 2005-J10-1A15	5.50%		10/25/2035	69,960
349,601	Series 2005-J11-1A3	5.50%		11/25/2035	192,363
320,384	Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap)	4.91%		11/25/2035	199,269
640,769	Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)	0.59	%(f)(h)	11/25/2035	39,382
385,026	Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.93%		04/25/2035	297,878

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,184,694	Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57	%(f)(h)	04/25/2035	65,540
2,429,886	Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap)	4.73%		05/25/2035	1,839,252
2,429,886	Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)	0.77	%(f)(h)	05/25/2035	158,272
2,468,620	Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,190,639
3,042,511	Series 2006-12CB-A8	6.00%		05/25/2036	1,525,000
26,968,742	Series 2006-15CB-A1	6.50%		06/25/2036	12,383,990
2,477,078	Series 2006-16CB-A7	6.00%		06/25/2036	1,295,992
662,041	Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		07/25/2036	266,953
662,041	Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.07	%(f)(h)	07/25/2036	68,317
3,204,689	Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap)	4.83%		08/25/2036	1,393,913
4,345,751	Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(f)(h)	08/25/2036	506,769
668,917	Series 2006-19CB-A15Pool 2006-1	6.00%		08/25/2036	379,536
4,099,434	Series 2006-23CB-2A3	6.50%		08/25/2036	1,236,261
1,198,106	Series 2006-24CB-A11	5.75%		08/25/2036	592,012
3,506,708	Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.72	%(f)(h)	08/25/2036	658,317
2,811,923	Series 2006-24CB-A22	6.00%		08/25/2036	1,438,428
3,018,038	Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap)	5.03%		08/25/2036	1,258,623
1,399,783	Series 2006-26CB-A17	6.25%		09/25/2036	663,588
1,796,740	Series 2006-26CB-A9	6.50%		09/25/2036	882,983
2,381,720	Series 2006-29T1-1A2	6.25%		10/25/2036	1,278,183
355,369	Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)	17.33	%(h)	10/25/2036	468,610
217,671	Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)	14.15	%(h)	10/25/2036	227,027
1,848,436	Series 2006-2CB-A9	6.00%		03/25/2036	832,196
2,250,750	Series 2006-30T1-1A2	6.25%		11/25/2036	1,653,236
1,926,275	Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap)	5.10%		11/25/2036	885,969
3,213,027	Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)	0.90	%(f)(h)	11/25/2036	316,247
7,329,685	Series 2006-36T2-2A1	6.25%		12/25/2036	3,009,006
591,636	Series 2006-36T2-2A4	6.25%		12/25/2036	242,880
686,110	Series 2006-39CB-1A10	6.00%		01/25/2037	568,353
13,057,046	Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.12	%(f)(h)	01/25/2037	723,039
4,446,540	Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%		01/25/2037	508,416
1,052,307	Series 2006-40T1-1A11	6.00%		01/25/2037	624,461
1,791,128	Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.02	%(f)(h)	01/25/2037	178,027
2,651,872	Series 2006-41CB-1A10	6.00%		01/25/2037	1,326,261
6,485,608	Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(f)(h)	01/25/2037	685,166
6,485,608	Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		01/25/2037	2,482,094
2,792,478	Series 2006-41CB-1A9	6.00%		01/25/2037	1,396,581
3,401,448	Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		01/25/2047	1,410,545
3,401,448	Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(f)(h)	01/25/2047	318,108
2,265,187	Series 2006-42-1A3	6.00%		01/25/2047	1,158,072
2,567,211	Series 2006-43CB-1A12	5.75%		02/25/2037	1,259,254
8,882,199	Series 2006-43CB-1A6	6.00%		02/25/2037	4,520,613

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
9,706,994	Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	3,531,798
3,131,288	Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		02/25/2037	871,589
3,131,288	Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(f)(h)	02/25/2037	233,101
1,348,742	Series 2006-45T1-2A2	6.00%		02/25/2037	728,163
5,160,663	Series 2006-4CB-1A1	6.00%		04/25/2036	2,407,522
529,018	Series 2006-6CB-1A4Pool 0066CB	5.50%		05/25/2036	431,928
3,996,515	Series 2006-7CB-1A14	6.00%		05/25/2036	2,052,150
6,969,201	Series 2006-7CB-1A16	6.00%		05/25/2036	3,578,579
2,135,363	Series 2006-7CB-1A6	6.00%		05/25/2036	1,110,683
2,162,720	Series 2006-7CB-1A9	6.00%		05/25/2036	1,110,524
798,706	Series 2006-9T1-A11	6.00%		05/25/2036	313,570
1,645,121	Series 2006-J1-1A10	5.50%		02/25/2036	1,116,519
3,337,888	Series 2006-J1-1A3	5.50%		02/25/2036	2,265,375
758,917	Series 2006-J4-2A2	6.00%		07/25/2036	434,471
1,017,174	Series 2006-J7-1A1	6.25%		11/25/2036	478,754
24,908,492	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		03/20/2047	21,415,990
2,070,465	Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	5.34%		06/25/2046	2,032,566
581,386	Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	13.30	%(h)	05/25/2037	515,806
9,073,402	Series 2007-12T1-A11	6.00%		06/25/2037	4,036,345
8,072,434	Series 2007-15CB-A1	6.00%		07/25/2037	6,649,424
4,815,857	Series 2007-15CB-A2	5.75%		07/25/2037	2,761,177
5,777,284	Series 2007-15CB-A5	5.75%		07/25/2037	3,312,413
7,143,723	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%		08/25/2037	2,306,586
2,068,644	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	17.64	%(h)	08/25/2037	2,633,415
2,318,854	Series 2007-16CB-4A7	6.00%		08/25/2037	1,697,392
4,636,182	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	9.51	%(h)	08/25/2037	3,927,291
672,206	Series 2007-18CB-2A25	6.00%		08/25/2037	396,289
580,132	Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	12.40	%(h)	08/25/2037	625,718
10,397,670	Series 2007-19-1A34	6.00%		08/25/2037	4,836,984
8,526,696	Series 2007-19-1A4	6.00%		08/25/2037	3,966,609
26,890,368	Series 2007-19-2A1	6.50%		08/25/2037	11,342,914
2,634,593	Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.67	%(h)	09/25/2037	2,124,499
17,436,021	Series 2007-22-2A16	6.50%		09/25/2037	6,149,372
6,571,110	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%		09/25/2037	2,352,781
9,325,768	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07	%(f)(h)	09/25/2037	1,438,422
957,658	Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)	15.10	%(h)	10/25/2037	789,615
1,914,910	Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)	2.52	%(f)(h)	10/25/2037	261,349
3,141,414	Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap)	5.13%		10/25/2037	684,898
4,154,794	Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap)	5.43%		10/25/2037	969,978
2,979,903	Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap)	5.75%		03/25/2037	1,543,617
3,382,761	Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.22	%(f)(h)	04/25/2037	399,740
3,382,761	Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.98%		04/25/2037	1,352,657
13,473,468	Series 2007-5CB-1A31	5.50%		04/25/2037	6,219,785
5,708,262	Series 2007-5CB-2A1	6.00%		04/25/2037	2,600,336

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,465,358	Series 2007-6-A1	5.75%		04/25/2047	2,310,739
4,896,301	Series 2007-6-A4	5.75%		04/25/2047	2,533,744
1,307,653	Series 2007-7T2-A8	6.00%		04/25/2037	584,049
222,011	Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)	13.60	%(h)	05/25/2037	279,867
236,993	Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	13.48	%(h)	05/25/2037	296,784
385,648	Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%		05/25/2037	134,881
385,648	Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.07	%(f)(h)	05/25/2037	35,211
1,424,562	Series 2007-9T1-2A1	6.00%		05/25/2037	608,412
15,549,114	Series 2007-HY2-1A	5.04	%(b)	03/25/2047	14,821,644
12,303,808	Series 2007-HY4-4A1	4.40	%(b)	06/25/2037	11,723,062
	Countrywide Asset-Backed Certificates
17,544,000	Series 2005-11-MF1	5.35	%(b)	02/25/2036	15,145,198
16,738,044	Series 2006-25-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		06/25/2047	15,756,266
4,707,276	Series 2006-26-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		06/25/2037	4,490,942
21,083,243	Series 2007-4-A5	4.39	%(d)	04/25/2047	15,919,251
8,404,058	Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		05/25/2037	7,984,530
	Countrywide Home Loan Mortgage Pass Through Trust
332,011	Series 2003-60-4A1	6.77	%(b)	02/25/2034	331,920
520,928	Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)	4.86	%(a)	11/25/2034	495,603
506,862	Series 2004-R2-1AS	1.63	%(a)(b)(f)	11/25/2034	26,045
11,329,220	Series 2005-17-2A1	5.50%		09/25/2035	4,963,676
2,104,246	Series 2005-18-A1	5.50%		10/25/2035	1,051,193
1,779,660	Series 2005-20-A5	5.50%		10/25/2035	1,065,397
1,303,216	Series 2005-20-A8	5.25%		10/25/2035	776,323
5,633,111	Series 2005-23-A1	5.50%		11/25/2035	2,992,676
1,278,969	Series 2005-24-A8	5.50%		11/25/2035	660,094
1,884,825	Series 2005-26-1A12	5.50%		11/25/2035	1,131,976
428,027	Series 2005-27-2A1	5.50%		12/25/2035	163,695
727,165	Series 2005-28-A7	5.25%		11/01/2035	374,279
5,410,885	Series 2005-HYB1-4A1	4.93	%(b)	03/25/2035	5,108,437
38,432	Series 2005-HYB8-1A1	5.43	%(b)	12/20/2035	38,244
5,570,242	Series 2005-HYB8-4A1	4.64	%(b)	12/20/2035	4,964,891
497,009	Series 2005-J3-2A4	4.50%		09/25/2035	437,367
580,654	Series 2005-J4-A5	5.50%		11/25/2035	483,536
157,059	Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)	4.79	%(a)	03/25/2035	151,854
156,453	Series 2005-R1-1AS	1.74	%(a)(b)(f)	03/25/2035	7,706
6,227,434	Series 2006-1-A2	6.00%		03/25/2036	3,126,168
4,174,649	Series 2006-14-A5	6.25%		09/25/2036	1,639,247
2,977,841	Series 2006-16-2A1	6.50%		11/25/2036	872,636
1,254,352	Series 2006-20-1A21	6.00%		02/25/2037	568,226
14,295,442	Series 2006-8-1A3	6.00%		05/25/2036	8,492,726
164,294	Series 2006-J3-A4	5.50%		05/25/2036	167,346
3,814,312	Series 2007-10-A7	6.00%		07/25/2037	1,665,742
13,079,546	Series 2007-11-A1	6.00%		08/25/2037	5,593,691
6,205,795	Series 2007-12-A9	5.75%		08/25/2037	3,057,100
2,775,003	Series 2007-13-A1	6.00%		08/25/2037	1,252,988
4,546,996	Series 2007-13-A10	6.00%		08/25/2037	2,053,090
3,087,636	Series 2007-15-1A1	6.25%		09/25/2037	1,845,366
431,272	Series 2007-15-1A16	6.25%		09/25/2037	257,755
1,242,421	Series 2007-15-1A2	6.25%		09/25/2037	742,232
1,517,233	Series 2007-15-1A29	6.25%		09/25/2037	906,756
2,420,353	Series 2007-17-1A2	6.00%		10/25/2037	1,668,491
317,649	Series 2007-18-1A1	6.00%		11/25/2037	137,126
1,299,257	Series 2007-2-A2	6.00%		03/25/2037	550,472
35,118,039	Series 2007-21-1A1	6.25%		02/25/2038	15,469,465
3,509,800	Series 2007-3-A1	6.00%		04/25/2037	1,611,240

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,351,748	Series 2007-3-A12	6.00%		04/25/2037	620,545
3,100,779	Series 2007-4-1A39	6.00%		05/25/2037	1,342,338
1,062,732	Series 2007-5-A2	5.75%		05/25/2037	503,242
4,102,838	Series 2007-7-A1	6.00%		06/25/2037	1,965,829
1,843,870	Series 2007-7-A11	5.50%		06/25/2037	812,573
1,229,891	Series 2007-7-A2	5.75%		06/25/2037	565,644
4,281,217	Series 2007-8-1A4	6.00%		01/25/2038	1,803,993
2,246,767	Series 2007-8-1A5	5.44%		01/25/2038	879,593
3,641,523	Series 2007-8-1A8	6.00%		01/25/2038	1,534,443
5,216,520	Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	2,174,587
5,128,086	Series 2007-9-A1	5.75%		07/25/2037	2,411,575
674,896	Series 2007-9-A11	5.75%		07/25/2037	317,382
2,823,768	Series 2007-HY1-1A1	4.74	%(b)	04/25/2037	2,646,016
7,478,281	Series 2007-HYB1-2A1	4.08	%(b)	03/25/2037	6,368,497
390,586	Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%		07/25/2037	125,192
1,952,930	Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.07	%(f)(h)	07/25/2037	175,931
	Credit Suisse First Boston Mortgage Securities Corp.
1,622,277	Series 2005-10-5A4	5.50%		11/25/2035	1,163,696
341,539	Series 2005-10-5A5	5.50%		11/25/2035	245,227
	Credit Suisse Management LLC
3,507,145	Series 2005-11-2A1	6.00%		12/25/2035	2,346,840
4,661,757	Series 2005-12-5A1	5.25%		01/25/2036	4,067,774
9,680,346	Series 2005-12-7A1	7.00%		01/25/2036	1,600,031
2,301,691	Series 2005-8-3A10	5.50%		09/25/2035	1,780,303
3,360,747	Series 2005-8-7A1	7.00%		09/25/2035	1,373,287
	Credit Suisse Mortgage Capital Certificates
721,090	Series 2005-1R-2A5	5.75	%(a)	12/26/2035	492,248
11,358,075	Series 2006-1-2A1	6.00%		02/25/2036	3,043,878
2,225,306	Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap)	5.13%		03/25/2036	693,872
12,438,440	Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.87	%(f)(h)	03/25/2036	955,897
2,590,910	Series 2006-2-5A3	6.25%		03/25/2036	1,024,573
7,012,038	Series 2006-2-5A4	6.00%		03/25/2036	2,664,421
828,742	Series 2006-3-4A3	5.50%		04/25/2036	538,426
500,996	Series 2006-3-4A4	5.50%		04/25/2036	325,492
2,392,458	Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,256,583
20,338,667	Series 2006-4-4A1	7.00%		05/25/2036	5,220,834
7,094,686	Series 2006-4-6A1	6.00%		05/25/2036	2,479,896
6,595,672	Series 2006-6-1A4	6.00%		07/25/2036	3,043,640
10,035,754	Series 2006-6-3A1	7.00%		07/25/2036	2,162,408
109,972	Series 2006-7-3A11	6.00%		08/25/2036	38,231
1,428,783	Series 2006-7-7A5	6.00%		08/25/2036	1,084,589
1,573,134	Series 2006-9-2A1	5.50%		11/25/2036	1,478,705
7,143,224	Series 2006-9-3A1	6.00%		11/25/2036	6,272,972
2,931,937	Series 2006-9-4A1	6.00%		11/25/2036	1,641,635
1,352,942	Series 2006-9-6A14	6.00%		11/25/2036	958,533
219,802	Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	13.26	%(h)	11/25/2036	255,648
8,057,756	Series 2007-1-1A4	6.13	%(b)	02/25/2037	1,909,763
5,498,577	Series 2007-1-3A1	6.00%		02/25/2026	633,912
20,062	Series 2007-2-2A1	5.00%		03/25/2037	14,540
1,954,256	Series 2007-5-2A5	5.00%		08/25/2037	1,718,812
19,063,009	Series 2007-5-3A19	6.00%		08/25/2037	14,914,412
8,386,919	Series 2007-5-3A9	6.00%		08/25/2037	6,562,017
1,998,442	Series 2008-2R-1A1	6.00	%(a)	07/25/2037	1,713,382
8,270,846	Series 2009-11R-4A1	7.00	%(a)(b)	09/26/2037	2,153,091
5,752,506	Series 2009-12R-5A1	6.00	%(a)	06/27/2036	2,872,354
1,229,195	Series 2010-13R-1A2	5.50	%(a)(b)	12/26/2035	1,076,273

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
13,118,763	Series 2010-17R-6A1	4.00	%(a)(b)	06/26/2037	12,742,620
5,000,257	Series 2010-4R-3A17	6.00	%(a)(b)	06/26/2037	4,549,194
2,468,749	Series 2010-4R-8A17	6.00	%(a)(b)	06/26/2037	2,246,048
8,205,275	Series 2010-7R-1A17	6.00	%(a)(b)	01/26/2037	4,543,276
6,445,204	Series 2012-10R-4A2	4.71	%(a)(b)	08/26/2046	4,387,260
7,497,624	Series 2013-9R-A1	3.00	%(a)(b)	05/27/2043	6,730,744
62,433,137	Series 2017-RPL2-PT	0.00	%(a)(b)	02/25/2056	47,219,175
156,043,374	Series 2019-RPL6-PT1	4.18	%(a)(b)	11/25/2058	133,625,715
4,227,000	Series 2020-AFC1-B1	3.45	%(a)(b)	02/25/2050	3,280,870
155,341,843	Series 2020-RPL1-PT1	3.30	%(a)(b)	10/25/2069	125,745,136
7,469,850	Series 2021-NQM1-B1	2.83	%(a)(b)	05/25/2065	5,597,941
6,225,825	Series 2021-NQM5-M1	2.17	%(a)(b)	05/25/2066	4,252,173
3,180,040	Series 2021-NQM6-B1	3.29	%(a)(b)	07/25/2066	2,213,260
7,445,317	Series 2021-NQM6-M1	2.58	%(a)(b)	07/25/2066	5,158,298
24,004,278	Series 2021-RPL9-A1	3.78	%(a)(b)	02/25/2061	23,790,054
	Credit-Based Asset Servicing and Securitization LLC
6,858,475	Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	3.08%		05/25/2036	4,634,024
	CSAB Mortgage Backed Trust
3,787,235	Series 2006-3-A4B	6.61	%(d)	11/25/2036	515,486
2,144,692	Series 2006-4-A6A	6.18	%(d)	12/25/2036	335,063
7,725,668	Series 2007-1-1A1A	5.90	%(b)	05/25/2037	1,709,374
	CSMCM Trust
6,627,813	Series 2019-RPL6-CERT	0.00	%(a)(b)	11/25/2058	5,312,157
8,176,174	Series 2020-RPL1-CERT	3.23	%(a)(b)	01/25/2046	6,294,391
	DB US Financial Markets Holding Corp.
3,299,086	Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)	4.84	%(a)	10/27/2036	2,513,814
	Deutsche ALT-A Securities, Inc.
6,360,437	Series 2005-4-A5	5.50	%(b)	09/25/2035	5,748,557
139,879	Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	3.42	%(h)	11/25/2035	250,962
447,363	Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap)	4.63%		11/25/2035	171,361
1,350,189	Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.87	%(f)(h)	11/25/2035	74,296
4,141,125	Series 2005-6-2A1	5.50%		12/25/2035	3,485,708
2,454,984	Series 2006-AB1-A1C	5.67	%(b)	02/25/2036	2,248,127
330,873	Series 2006-AB2-A2	4.68	%(b)	06/25/2036	305,360
581,081	Series 2006-AB4-A1A	6.01	%(b)	10/25/2036	508,036
8,114,311	Series 2006-AB4-A2	5.65	%(b)	10/25/2036	7,096,366
578,047	Series 2006-AB4-A3	5.90	%(b)	10/25/2036	505,428
840,380	Series 2006-AB4-A3A1	5.90	%(b)	10/25/2036	734,054
1,655,712	Series 2006-AB4-A6A1	6.37	%(d)	10/25/2036	1,444,981
11,050,075	Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		09/25/2047	9,490,898
13,705,638	Series 2007-OA3-A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		07/25/2047	11,656,906
	Deutsche Mortgage Securities, Inc.
3,618,606	Series 2006-PR1-3A1	5.93	%(a)(h)	04/15/2036	3,331,245
595,952	Series 2006-PR1-4AI1	5.91	%(a)(h)	04/15/2036	569,682
971,826	Series 2006-PR1-4AI2	6.15	%(a)(h)	04/15/2036	942,090
229,778	Series 2006-PR1-5AI1	6.07	%(a)(h)	04/15/2036	229,332
2,023,033	Series 2006-PR1-5AI3	6.37	%(a)(h)	04/15/2036	1,929,122
33,515,256	Series 2006-PR1-5AI4	5.93	%(a)(h)	04/15/2036	31,865,695
	Equifirst Loan Securitization Trust
7,735,733	Series 2007-1-A2B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		04/25/2037	7,173,018
	Fannie Mae Connecticut Avenue Securities
16,000,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.81	%(a)	05/25/2045	16,041,142
	FBR Securitization Trust
22,750,000	Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap)	5.36%		09/25/2035	20,272,980
5,500,000	Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap)	5.17%		11/25/2035	5,210,368

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Fieldstone Mortgage Investment Corp.
2,855,138	Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap)	4.98%		04/25/2047	2,155,617
	Figure line of credit trust
11,990,029	Series 2020-1-A	4.04	%(a)(b)	09/25/2049	11,625,072
	First Franklin Mortgage Loan Asset Backed Certificates
7,487,702	Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%		07/25/2036	6,374,413
4,000,000	Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		06/25/2036	3,684,488
16,515,779	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		03/25/2037	8,572,487
19,693,423	Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		03/25/2037	9,328,670
	First Horizon Alternative Mortgage Securities
2,505,937	Series 2005-AA4-1A1	4.87	%(b)	05/25/2035	1,092,993
3,167,087	Series 2005-FA8-1A4	5.50%		11/25/2035	1,449,741
234,998	Series 2005-FA8-2A1	5.00%		02/25/2037	230,418
843,462	Series 2006-AA3-A1	5.14	%(b)	06/25/2036	672,764
1,779,518	Series 2006-FA1-1A12	6.00%		04/25/2036	725,799
5,971,391	Series 2006-FA1-1A3	5.75%		04/25/2036	2,336,174
1,183,306	Series 2006-FA2-1A5	6.00%		05/25/2036	458,403
1,860,762	Series 2006-FA8-1A5	6.00%		02/25/2037	680,103
2,546,062	Series 2006-RE1-A1	5.50	%(b)	05/25/2035	1,617,552
10,087,159	Series 2007-FA3-A3	6.00%		06/25/2037	3,100,504
519,036	Series 2007-FA3-A4	6.00%		06/25/2037	159,537
579,855	Series 2007-FA4-1A13	6.25%		08/25/2037	200,539
1,790,057	Series 2007-FA4-1A4	6.25%		08/25/2037	619,080
1,017,756	Series 2007-FA4-1A5	6.25%		08/25/2037	351,985
	First Horizon Asset Securities, Inc.
863,883	Series 2006-1-1A2	6.00%		05/25/2036	316,796
1,532,553	Series 2007-4-1A1	6.00%		08/25/2037	557,771
	FirstKey Homes Trust
9,000,000	Series 2020-SFR1-E	2.79	%(a)	08/17/2037	8,938,219
18,000,000	Series 2020-SFR2-D	1.97	%(a)	10/19/2037	17,753,351
26,225,000	Series 2020-SFR2-E	2.67	%(a)	10/19/2037	25,929,541
16,350,000	Series 2021-SFR1-E1	2.39	%(a)	08/17/2038	15,788,315
11,500,000	Series 2021-SFR1-E2	2.49	%(a)	08/17/2038	11,105,227
8,000,000	Series 2021-SFR2-D	2.06	%(a)	09/17/2038	7,669,432
8,000,000	Series 2021-SFR2-E1	2.26	%(a)	09/17/2038	7,683,094
8,000,000	Series 2021-SFR2-E2	2.36	%(a)	09/17/2038	7,683,214
34,891,000	Series 2021-SFR3-B	2.44	%(a)	12/17/2038	33,902,622
29,584,000	Series 2021-SFR3-C	2.54	%(a)	12/17/2038	28,707,181
22,626,000	Series 2021-SFR3-D	2.79	%(a)	12/17/2038	21,860,074
45,314,000	Series 2021-SFR3-E1	2.99	%(a)	12/17/2038	43,551,598
25,293,000	Series 2021-SFR3-E2	3.08	%(a)	12/17/2038	24,310,175
10,174,000	Series 2021-SFR3-F1	3.58	%(a)	12/17/2038	9,794,255
	Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000	Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)	7.21	%(a)	04/25/2042	77,925,169
2,046,469	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.31	%(a)	10/25/2044	2,046,455
25,686,725	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.51	%(a)	08/25/2044	25,705,042
23,000,000	Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.11	%(a)	08/25/2044	23,095,747
20,092,650	Series 2025-DNA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.26	%(a)	01/25/2045	20,072,561
31,789,590	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.36	%(a)	01/25/2045	31,823,847
13,833,000	Series 2025-DNA1-M2 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.66	%(a)	01/25/2045	13,841,314

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Freedom Mortgage Parent LLC
62,350,000	Series 2020-GT1-A	4.45	%(a)(b)	01/25/2026	61,002,966
72,500,000	Series 2021-GT1-A	3.62	%(a)(b)	07/25/2026	68,785,528
64,820,000	Series 2021-GT2-A	3.85	%(a)(b)	10/25/2026	61,749,256
	Fremont Home Loan Trust
104,390,026	Series 2006-D-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		11/25/2036	61,516,562
	FRTKL
7,750,000	Series 2021-SFR1-E1	2.37	%(a)	09/17/2038	7,430,124
6,650,000	Series 2021-SFR1-E2	2.52	%(a)	09/17/2038	6,357,810
	GCAT
2,751,000	Series 2019-NQM3-M1	3.45	%(a)(b)	11/25/2059	2,541,059
7,096,000	Series 2021-NQM2-M1	2.54	%(a)(b)	05/25/2066	5,132,546
8,405,000	Series 2021-NQM6-B1	4.42	%(a)(b)	08/25/2066	6,774,049
5,000,000	Series 2025-NQM3-A3	5.96	%(a)(d)	05/25/2070	5,065,410
5,000,000	Series 2025-NQM3-M1	6.33	%(a)(b)	05/25/2070	5,062,235
	GE-WMC Mortgage Securities LLC
30,349,027	Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		08/25/2036	12,825,972
	GMAC Mortgage Corp. Loan Trust
1,462,123	Series 2005-AR5-3A1	4.84	%(b)	09/19/2035	1,201,675
	Greenpoint Mortgage Funding Trust
20,221,557	Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap)	4.95%		08/25/2045	7,255,119
14,200,715	Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%		04/25/2047	12,341,374
	GS Mortgage Securities Corp.
876,914	Series 2008-2R-1A1	12.94	%(a)(b)	09/25/2036	265,797
15,478,993	Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.62	%(a)	09/26/2036	8,710,328
	GS Mortgage-Backed Securities Trust
83,005,803	Series 2020-RPL2-A1	1.75	%(a)(b)	05/25/2060	76,352,083
12,540,000	Series 2020-RPL2-M1	2.25	%(a)(b)	05/25/2060	10,111,585
10,237,000	Series 2020-RPL2-M2	2.75	%(a)(b)	05/25/2060	8,208,085
9,341,000	Series 2020-RPL2-M3	3.00	%(a)(b)	05/25/2060	7,262,709
31,709,408	Series 2020-RPL2-PT4	6.06	%(a)(j)	05/25/2060	27,372,227
16,200,000	Series 2025-NQM2-A1	5.65	%(a)(b)	06/25/2065	16,380,436
6,229,000	Series 2025-NQM2-A3	5.90	%(a)(b)	06/25/2065	6,304,066
	GSAA Trust
97,179	Series 2005-12-AF3	5.07	%(b)	09/25/2035	64,882
7,467,672	Series 2006-10-AF3	5.98	%(b)	06/25/2036	1,670,682
5,344,741	Series 2006-10-AF4	6.80	%(d)	06/25/2036	1,192,244
10,125,391	Series 2006-15-AF4	6.46	%(d)	09/25/2036	2,570,030
1,582,635	Series 2006-18-AF3A	5.77	%(b)	11/25/2036	437,352
3,740,026	Series 2006-18-AF6	6.18	%(d)	11/25/2036	852,762
6,968,727	Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%		12/25/2036	1,823,363
2,474,546	Series 2007-10-A2A	6.50%		11/25/2037	894,992
5,751,438	Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%		07/25/2037	3,051,266
	GSAMP Trust
14,177,042	Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		08/25/2036	11,522,093
5,936,847	Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%		01/25/2047	3,043,767
	GSMPS Mortgage Loan Trust
5,376,227	Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78	%(a)	03/25/2035	5,047,705
5,376,227	Series 2005-RP2-1AS	0.00	%(a)(b)(f)	03/25/2035	87,819
3,569,752	Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)	4.78	%(a)	09/25/2035	3,072,854
3,569,752	Series 2005-RP3-1AS	0.00	%(a)(b)(f)	09/25/2035	56,007
13,065,252	Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)	4.78	%(a)	01/25/2036	10,571,102
13,065,252	Series 2006-RP1-1AS	0.00	%(a)(b)(f)	01/25/2036	187,337
	GSR Mortgage Loan Trust
644,717	Series 2005-1F-1A2	5.50%		02/25/2035	621,759
1,068,389	Series 2005-1F-3A3	6.00%		01/25/2035	964,586

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
150,365	Series 2005-6F-3A5	6.00%		07/25/2035	146,469
1,655,809	Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)	2.47	%(f)(h)	07/25/2035	194,012
87,377	Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%		07/25/2035	83,197
83,481	Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%		09/25/2035	83,481
6,913,502	Series 2005-8F-3A5	6.00%		11/25/2035	2,308,245
1,631,088	Series 2005-8F-4A1	6.00%		11/25/2035	621,535
37,348	Series 2006-1F-1A2	5.50%		02/25/2036	188,616
271,482	Series 2006-2F-2A3	5.75%		02/25/2036	237,472
1,497,582	Series 2006-2F-3A3	6.00%		02/25/2036	650,209
1,798,592	Series 2006-2F-3A6	6.00%		02/25/2036	780,901
16,026,019	Series 2006-5F-3A1	6.50%		06/25/2036	5,353,859
4,095,666	Series 2006-6F-2A3	6.00%		07/25/2036	2,317,767
9,390,269	Series 2006-9F-4A1	6.50%		10/25/2036	3,270,884
28,008,092	Series 2006-OA1-3A1 (Enterprise 11th District COFI Replacement Index + 1.50%, 1.50% Floor)	4.43%		08/25/2046	4,441,968
71,666	Series 2007-1F-2A2	5.50%		01/25/2037	293,163
277,384	Series 2007-4F-1A1	5.00%		07/25/2037	581,392
11,102,833	Series 2007-4F-3A11	6.00%		07/25/2037	7,060,527
38,179,238	Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.66%		05/25/2037	18,087,593
	Harborview Mortgage Loan Trust
49	Series 2005-14-3A1A	7.30	%(b)	12/19/2035	49
5,131,195	Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.95%		05/19/2035	1,428,326
21,114,786	Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap)	5.05%		09/19/2035	10,014,637
38,919,107	Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	5.95%		09/19/2035	15,596,750
2,992,566	Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.80%		11/19/2036	2,609,880
3,372,351	Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%		12/19/2036	3,067,626
25,736,867	Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		01/25/2047	23,689,821
5,033,864	Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%		05/19/2046	2,575,087
50,512,508	Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor)	4.64%		07/21/2036	24,073,302
5,453,280	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.85%		02/19/2046	5,003,220
11,556,160	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.43%		10/25/2037	9,272,071
	Home Equity Asset Trust
221,033	Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor)	5.72%		08/25/2033	217,404
	Home Partners of America Trust
3,658,824	Series 2019-2-C	3.02	%(a)	10/19/2039	3,499,302
3,892,366	Series 2019-2-D	3.12	%(a)	10/19/2039	3,711,289
7,326,807	Series 2019-2-E	3.32	%(a)	10/19/2039	6,981,468
	Homebanc Mortgage Trust
275,393	Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap)	5.17%		03/25/2035	248,895
10,350,000	Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap)	6.28%		07/25/2035	9,559,371
	Homeward Opportunities Fund I Trust
28,994,000	Series 2020-2-B2	6.36	%(a)(b)	05/25/2065	29,886,856
	HSBC Asset Loan Obligation
17,921,277	Series 2007-2-3A6	6.00%		09/25/2037	5,608,032
13,136,689	Series 2007-WF1-A3	6.23	%(d)	12/25/2036	4,323,969
	HSI Asset Securitization Corp.
26,735,617	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		10/25/2036	7,298,898
12,344,223	Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		04/25/2037	8,041,000
53,516,162	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		04/25/2037	34,884,976

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Impac CMB Trust
15,317	Series 2002-9F-A1	5.22	%(d)	12/25/2032	15,263
	Impac Secured Assets CMN Owner Trust
8,369,140	Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap)	4.91%		09/25/2037	7,219,689
	Imperial Fund Mortgage Trust
21,325,358	Series 2021-NQM4-A1	2.09	%(a)(b)	01/25/2057	18,831,588
11,040,143	Series 2021-NQM4-A2	2.30	%(a)(b)	01/25/2057	9,740,649
8,413,910	Series 2021-NQM4-A3	2.45	%(a)(b)	01/25/2057	7,443,840
	Indymac IMJA Mortgage Loan Trust
3,098,782	Series 2007-A1-A1	6.00%		08/25/2037	1,130,633
2,268,550	Series 2007-A1-A7	6.00%		08/25/2037	827,712
6,921,417	Series 2007-A2-1A1	6.00%		10/25/2037	2,889,711
10,763,176	Series 2007-A2-2A3	6.50%		10/25/2037	5,042,602
18,348,108	Series 2007-A2-3A1	7.00%		10/25/2037	4,109,846
15,502,772	Series 2007-A3-A1	6.25%		11/25/2037	6,118,814
12,757,982	Series 2007-A4-A1	6.25%		02/25/2038	3,938,592
	Indymac IMSC Mortgage Loan Trust
28,765,077	Series 2007-F1-2A1	6.50%		06/25/2037	6,592,613
250,595	Series 2007-F2-1A2	6.00%		07/25/2037	174,502
25,282,919	Series 2007-F2-2A1	6.50%		07/25/2037	8,104,217
2,619,026	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		07/25/2047	1,719,813
	Indymac INDA Mortgage Loan Trust
667,610	Series 2006-AR2-1A1	4.81	%(b)	09/25/2036	419,290
478,041	Series 2006-AR2-4A1	4.49	%(b)	09/25/2036	446,086
6,731,659	Series 2006-AR3-1A1	4.17	%(b)	12/25/2036	5,220,690
2,312,517	Series 2007-AR1-3A1	3.05	%(b)	03/25/2037	1,963,802
1,826,965	Series 2007-AR3-3A1	3.94	%(b)	07/25/2037	1,566,101
	Indymac Index Mortgage Loan Trust
4,698,649	Series 2005-AR15-A1	4.09	%(b)	09/25/2035	3,869,707
2,110,294	Series 2006-AR7-3A1	3.96	%(b)	05/25/2036	1,876,853
1,599,596	Series 2007-AR13-2A1	5.43	%(b)	07/25/2037	1,374,950
3,993,392	Series 2007-AR21-8A1	4.75	%(b)	09/25/2037	3,904,928
	Indymac Residential Asset Backed Trust
11,676,512	Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%		06/25/2036	10,643,210
8,528,139	Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%		11/25/2036	6,933,239
7,351,567	Series 2007-B-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		07/25/2037	2,911,788
7,351,567	Series 2007-B-1A2 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		07/25/2037	2,911,788
	Invitation Homes Trust
33,442,000	Series 2024-SFR1-C	4.25	%(a)	09/17/2041	32,175,638
	JP Morgan Alternative Loan Trust
4,542,748	Series 2005-S1-2A11	6.00%		12/25/2035	3,039,386
1,456,308	Series 2005-S1-2A9	6.00%		12/25/2035	974,362
2,563,704	Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap)	4.79%		05/25/2036	2,123,782
2,011,982	Series 2006-S1-1A8	5.75%		03/25/2036	960,840
	JP Morgan Mortgage Acquisition Corp.
2,179,200	Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.33%		09/25/2035	1,968,761
5,033,955	Series 2006-CH2-AF3	5.46	%(d)	09/25/2029	3,025,566
8,264,805	Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.26%		11/25/2036	7,770,709
21,482,826	Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%		08/25/2036	9,491,843
19,855,385	Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		08/25/2036	8,789,381
2,782,106	Series 2006-WF1-A5	6.91	%(d)	07/25/2036	743,711
3,848,639	Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.69%		12/25/2036	2,413,130
35,550,679	Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%		12/25/2036	4,421,111
9,690,000	Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		03/25/2037	8,875,034

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	JP Morgan Mortgage Trust
49,104	Series 2005-A6-5A1	6.58	%(b)	08/25/2035	50,150
2,851,707	Series 2005-S1-1A2	6.50%		01/25/2035	2,976,933
317,717	Series 2005-S2-2A13	5.50%		09/25/2035	235,372
895,770	Series 2006-S2-3A3	6.00%		07/25/2036	260,988
3,251,802	Series 2006-S2-3A5	6.25%		07/25/2036	985,769
1,785,900	Series 2006-S3-1A2	6.00%		08/25/2036	505,520
7,073,753	Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap)	4.81%		08/25/2036	1,492,706
7,073,753	Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)	2.69	%(f)(h)	08/25/2036	951,944
832,183	Series 2006-S3-1A9	6.00%		08/25/2036	235,559
5,641,173	Series 2006-S4-A3	6.00%		01/25/2037	2,030,263
2,349,504	Series 2006-S4-A5	6.00%		01/25/2037	848,957
5,557,029	Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.81%		01/25/2037	1,474,286
5,557,029	Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.19	%(f)(h)	01/25/2037	787,940
563,554	Series 2007-A2-2A1	5.61	%(b)	04/25/2037	422,758
1,977,118	Series 2007-A3-3A2M	5.03	%(b)	05/25/2037	1,775,420
6,097,972	Series 2007-S1-2A6	6.00%		03/25/2037	2,259,272
1,715,822	Series 2007-S3-1A1	5.50%		08/25/2037	684,424
3,816,033	Series 2007-S3-1A35	6.00%		08/25/2037	1,660,277
1,689,078	Series 2007-S3-1A64	7.50%		08/25/2037	540,486
642,147	Series 2007-S3-1A9	6.00%		08/25/2037	279,036
3,518,564	Series 2007-S3-1A96	6.00%		08/25/2037	1,529,601
4,010,919	Series 2007-S3-1A97	6.00%		08/25/2037	1,743,734
21,497,852	Series 2024-NQM1-A1	5.59	%(a)(d)	02/25/2064	21,629,484
	JP Morgan Reremic
4,612,074	Series 2009-4-3A2	6.00	%(a)(b)	02/26/2037	2,068,365
16,313,692	Series 2009-7-7A1	7.00	%(a)(b)	09/27/2037	7,241,137
7,597,454	Series 2010-1-1A4	6.00	%(a)	02/26/2037	3,277,769
5,112,466	Series 2010-1-2A11	7.00	%(a)(b)	01/26/2037	2,233,434
	Legacy Mortgage Asset Trust
103,791,407	Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	91,691,436
25,338,058	Series 2021-GS4-A2	6.55	%(a)(d)	11/25/2060	25,376,871
	Lehman Brothers Holdings, Inc.
17,338,188	Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	4.64	%(a)	06/25/2037	12,737,481
5,334,480	Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73	%(a)	06/25/2037	3,545,594
	Lehman Mortgage Trust
1,376,883	Series 2005-2-3A5	5.50%		12/25/2035	711,348
934,525	Series 2005-2-5A5	5.75%		12/25/2035	575,404
1,553,052	Series 2005-3-2A1	6.00%		01/25/2036	1,302,369
132,124	Series 2005-3-2A3	5.50%		01/25/2036	105,757
709,792	Series 2005-3-2A7	6.00%		01/25/2036	595,177
898,710	Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.18%		02/25/2036	375,300
2,696,130	Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.32	%(f)(h)	02/25/2036	138,612
1,899,578	Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.18%		02/25/2036	1,230,381
1,899,578	Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.32	%(f)(h)	02/25/2036	85,592
1,223,882	Series 2006-1-3A4	5.50%		02/25/2036	877,669
1,378,878	Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(f)(h)	08/25/2036	109,078
876,385	Series 2006-4-1A4	6.00%		08/25/2036	663,540
5,464,601	Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap)	4.78%		09/25/2036	717,745
11,382,704	Series 2006-5-2A2Pool 2006-5 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.72	%(f)(h)	09/25/2036	1,040,392
5,423,700	Series 2006-6-3A9	5.50%		10/25/2036	3,527,649

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,765,928	Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%		11/25/2036	655,225
10,227,651	Series 2006-7-2A5	2.12	%(f)(h)	11/25/2036	1,163,245
1,609,704	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	10.29	%(h)	01/25/2037	1,415,706
1,743,358	Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap)	5.03%		01/25/2037	893,930
5,216,968	Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.72	%(f)(h)	01/25/2037	371,612
3,425,408	Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.81%		01/25/2037	678,029
6,171,290	Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.19	%(f)(h)	01/25/2037	500,100
1,355,140	Series 2007-2-1A1	5.75%		02/25/2037	892,334
2,225,746	Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%		05/25/2037	664,405
10,879,725	Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.24	%(f)(h)	05/25/2037	943,428
744,063	Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%		05/25/2037	198,552
501,526	Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	13.48	%(h)	08/25/2036	580,306
590,954	Series 2007-5-7A3	7.50%		10/25/2036	175,596
24,231	Series 2007-6-1A8	6.00%		07/25/2037	21,531
3,149,072	Series 2008-2-1A6	6.00%		03/25/2038	798,398
	Lehman XS Trust
3,955,421	Series 2005-2-2A3B	5.94	%(d)	08/25/2035	3,598,793
6,299,108	Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	5.46%		02/25/2036	5,517,342
4,533,142	Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%		03/25/2036	4,601,532
5,884,302	Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%		04/25/2036	5,084,488
15,872	Series 2006-5-2A4A	6.39	%(d)	04/25/2036	21,633
7,257,542	Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%		06/25/2046	6,652,580
3,490,181	Series 2007-1-2A1	7.00	%(b)	02/25/2037	3,660,597
8,299,647	Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%		07/25/2047	8,080,685
8,248,729	Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.33%		08/25/2047	7,380,436
	Long Beach Mortgage Loan Trust
12,769,098	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.01%		03/25/2046	4,515,945
45,533,149	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		05/25/2046	13,649,258
4,641,577	Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		05/25/2046	1,391,209
14,525,925	Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%		06/25/2036	6,866,500
22,881,700	Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.72%		07/25/2036	15,840,063
11,644,039	Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor)	5.11%		01/25/2046	11,334,220
	Luminent Mortgage Trust
1,136,794	Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap)	4.95%		11/25/2035	1,096,421
	Master Resecuritization Trust
11,961,839	Series 2008-1-A1	6.00	%(a)(b)	09/27/2037	7,764,913
5,697,667	Series 2008-4-A1	6.00	%(a)(b)	06/27/2036	4,643,881
	Mastr Adjustable Rate Mortgages Trust
1,939,248	Series 2005-2-2A1	4.31	%(b)	03/25/2035	1,728,024
674,043	Series 2005-6-5A1	3.42	%(b)	07/25/2035	601,968
4,610,114	Series 2007-1-2A1	5.02	%(b)	11/25/2036	2,411,176
	MASTR Alternative Loans Trust
6,640,958	Series 2004-9-M2	6.26	%(d)	08/25/2034	5,696,575
1,111,612	Series 2005-2-3A1	6.00%		03/25/2035	879,708
33,514	Series 2005-5-2A3	5.50%		07/25/2025	32,534
6,395,416	Series 2005-5-3A1	5.75%		08/25/2035	2,880,933
1,374,556	Series 2005-6-1A5	5.50%		12/25/2035	887,188

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,002,141	Series 2006-3-1A2	6.25%		07/25/2036	484,854
606,982	Series 2007-1-1A5	5.75%		10/25/2036	591,348
3,688,665	Series 2007-1-2A7	6.00%		10/25/2036	1,011,240
	Mastr Asset Backed Securities Trust
1,515,248	Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor)	8.56%		12/25/2032	1,465,237
5,470,784	Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%		06/25/2036	5,058,533
5,861,808	Series 2007-HE1-A3 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%		05/25/2037	5,688,731
12,567,115	Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.72%		01/25/2037	3,286,132
	MASTR Asset Securitization Trust
1,288,371	Series 2006-1-1A4	5.75%		05/25/2036	749,646
1,003,791	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%		06/25/2036	567,215
2,322,136	Series 2007-1-1A3	6.25%		11/25/2037	870,852
	Mastr Seasoned Securities Trust
1,016,932	Series 2005-2-1A4	6.00%		10/25/2032	1,029,918
394,166	Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.83%		10/25/2032	367,358
	Merrill Lynch Alternative Note Asset
18,800,566	Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%		04/25/2037	6,607,513
9,641,288	Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%		04/25/2037	3,386,475
13,362,940	Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor)	5.07%		04/25/2037	4,698,446
12,735,229	Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap)	4.75%		03/25/2037	3,065,423
12,735,229	Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)	2.25	%(f)(h)	03/25/2037	1,642,176
27,580,930	Series 2007-OAR5-1A1	3.69	%(b)	10/25/2047	7,536,685
	Merrill Lynch First Franklin Mortgage Loan Trust
1,880,254	Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor)	7.93%		10/25/2037	1,772,733
	Merrill Lynch Mortgage Investors, Inc.
14,950,996	Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.44%		06/25/2036	12,109,223
7,471,248	Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75	%(a)	03/25/2037	1,956,393
619,597	Series 2006-F1-1A2	6.00%		04/25/2036	220,228
20,843,149	Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.31%		04/25/2037	12,410,722
10,006,492	Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		06/25/2037	2,634,228
7,183,740	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63%		07/25/2037	1,503,007
70,953,800	Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		02/25/2037	33,145,812
7,872,048	Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%		04/25/2047	3,125,149
6,716,055	Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%		04/25/2047	2,666,237
2,813,082	Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		04/25/2047	1,116,779
43,828,712	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		03/25/2037	33,913,960
	Morgan Stanley ABS Capital I, Inc.
16,095,454	Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		09/25/2036	6,942,360
21,358,148	Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%		09/25/2036	9,210,712
13,159,282	Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		02/25/2036	12,439,518
5,584,181	Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)	4.56	%(a)	02/25/2037	2,460,133

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Morgan Stanley Home Equity Loan Trust
23,189,080	Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%		12/25/2036	11,103,319
	Morgan Stanley IXIS Real Estate Capital Trust
4,862,025	Series 2006-2-AFPT (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%		11/25/2036	1,564,714
	Morgan Stanley Mortgage Loan Trust
554,106	Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.13%		12/25/2035	329,675
1,388,314	Series 2005-10-1A6	5.75%		12/25/2035	902,463
1,578,787	Series 2005-10-2A1	5.24	%(b)	12/25/2035	1,507,806
4,435,150	Series 2006-11-1A6	6.73	%(d)	08/25/2036	747,336
6,627,148	Series 2006-11-2A1	6.00%		08/25/2036	2,742,171
6,409,221	Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%		11/25/2036	1,763,158
4,904,477	Series 2006-17XS-A3A	6.15	%(d)	10/25/2046	1,378,154
1,710,945	Series 2006-17XS-A6	6.08	%(d)	10/25/2046	398,494
977,324	Series 2006-2-2A3	5.75%		02/25/2036	918,566
12,673,262	Series 2006-7-3A	5.08	%(b)	06/25/2036	6,710,331
1,404,788	Series 2006-7-4A4	6.00%		06/25/2036	618,205
1,422,104	Series 2006-7-4A7	6.00%		06/25/2036	625,827
2,840,177	Series 2007-13-6A1	6.00%		10/25/2037	1,469,142
2,962,739	Series 2007-14AR-2A3	3.38	%(b)	10/25/2037	1,690,272
2,771,966	Series 2007-1XS-2A3	6.42	%(d)	09/25/2046	600,253
1,819,917	Series 2007-1XS-2A4A	6.58	%(d)	09/25/2046	481,575
219,266	Series 2007-3XS-1A2A	6.12	%(d)	01/25/2047	207,302
4,925,097	Series 2007-3XS-2A3S	6.36	%(d)	01/25/2047	1,755,373
2,880,717	Series 2007-3XS-2A4S	6.46	%(d)	01/25/2047	1,008,163
	Morgan Stanley Reremic Trust
2,725,392	Series 2010-R5-4B	4.74	%(a)(d)	06/26/2036	2,880,408
5,014,867	Series 2010-R5-5B	3.29	%(a)(d)	01/26/2037	4,910,749
8,951,764	Series 2010-R9-3C	6.00	%(a)(b)	11/26/2036	6,971,872
6,618,512	Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)	3.19	%(a)	08/26/2036	5,042,937
5,491,099	Series 2013-R2-1B	4.22	%(a)(b)	10/26/2036	4,921,142
169,185	Series 2014-R7-B1	4.20	%(a)(b)	01/26/2051	168,708
5,199,569	Series 2014-R7-B2	4.20	%(a)(b)	01/26/2051	4,940,445
	Morgan Stanley Residential Mortgage Loan Trust
6,500,000	Series 2025-NQM4-A3	5.94	%(a)(d)	06/25/2070	6,593,431
6,559,000	Series 2025-NQM4-M1	6.33	%(a)(b)	06/25/2070	6,652,269
	New Century Alternative Mortgage Loan Trust
9,260,407	Series 2006-ALT1-AF3	6.17	%(b)	07/25/2036	1,822,131
11,779,703	Series 2006-ALT2-AF5	4.51	%(d)	10/25/2036	2,141,813
	New Century Home Equity Loan Trust
17,829,000	Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap)	5.45%		09/25/2035	17,149,091
12,500,000	Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap)	4.99%		05/25/2036	11,681,214
	New York Mortgage Trust, Inc.
170,439	Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap)	5.09%		08/25/2035	153,455
	Nomura Asset Acceptance Corp.
14,829	Series 2005-AP1-2A5	5.36	%(d)	02/25/2035	14,678
12,447,474	Series 2006-AF1-1A2	6.16	%(b)	05/25/2036	2,248,450
2,529,549	Series 2006-AF1-1A3Pool 06-AF1	6.41	%(b)	05/25/2036	456,407
13,644,101	Series 2006-AP1-A2	5.52	%(b)	01/25/2036	3,916,015
2,306,140	Series 2006-AP1-A3	5.65	%(b)	01/25/2036	661,631
1,076,061	Series 2006-WF1-A2	5.76	%(b)	06/25/2036	284,524
	Nomura Home Equity Loan, Inc.
14,453,800	Series 2006-AF1-A2	6.30	%(d)	10/25/2036	2,987,151
2,419,600	Series 2007-1-1A1	6.56	%(d)	02/25/2037	642,908
12,059,845	Series 2007-1-1A3	6.49	%(d)	02/25/2037	3,205,039

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Nomura Resecuritization Trust
2,712,297	Series 2014-1R-6A7	6.05	%(a)(b)	08/26/2036	2,328,973
3,630,096	Series 2014-2R-4A9	3.96	%(a)(d)	07/26/2036	2,911,906
7,843,217	Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)	6.24	%(a)(g)	03/26/2036	5,829,709
	Novastar Home Equity Loan
14,600,000	Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap)	5.32%		01/25/2036	12,756,619
7,128,969	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.75%		10/25/2036	3,238,381
	NRZ Excess Spread-Collateralized Notes
25,456,168	Series 2020-PLS1-A	3.84	%(a)	12/25/2025	25,206,718
22,108,885	Series 2021-FHT1-A	3.10	%(a)	07/25/2026	21,592,256
	Onslow Bay Mortgage Loan Trust
9,694,000	Series 2021-NQM3-M1	2.33	%(a)(b)	07/25/2061	5,757,532
4,169,968	Series 2024-NQM12-A1	5.48	%(a)(d)	07/25/2064	4,173,134
	Option One Mortgage Loan Trust
635,978	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.41%		11/25/2034	670,218
5,102,722	Series 2007-1-2A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.71%		01/25/2037	2,993,853
46,152,978	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		07/25/2037	41,018,086
	PennyMac Mortgage Investment Trust
67,663,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.43	%(a)	03/25/2026	68,034,544
	People's Choice Home Loan Securities Trust
10,080,000	Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap)	5.93%		01/25/2035	7,638,645
	PHH Alternative Mortgage Trust
2,365,837	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap)	4.75%		02/25/2037	1,753,044
5,553,737	Series 2007-2-2A1	6.00%		05/25/2037	4,874,256
2,591,464	Series 2007-2-2A2	6.00%		05/25/2037	2,274,407
159,107	Series 2007-2-3A1	6.00%		05/25/2037	147,615
	PR Mortgage Loan Trust
92,868,273	Series 2014-1-APT	5.86	%(a)(b)	10/25/2049	88,922,745
	Pretium Mortgage Credit Partners LLC
11,099,941	Series 2021-RN2-A1	4.74	%(a)(d)	07/25/2051	11,045,733
23,545,886	Series 2021-RN4-A1	5.49	%(a)(b)	10/25/2051	23,544,638
19,410,623	Series 2024-NPL6-A1	5.93	%(a)(d)	10/25/2054	19,393,893
22,644,315	Series 2024-NPL7-A1	5.93	%(a)(d)	10/25/2054	22,602,115
57,388,312	Series 2024-NPL9-A1	5.85	%(a)(d)	12/25/2054	57,496,805
64,990,158	Series 2025-NPL2-A1	5.84	%(a)(d)	03/25/2055	64,794,155
	Prime Mortgage Trust
3,630,916	Series 2006-DR1-2A1Pool DR12A1	5.50	%(a)	05/25/2035	3,407,982
2,171,747	Series 2006-DR1-2A2	6.00	%(a)	05/25/2035	1,862,796
	Progress Residential Trust
49,259,934	Series 2021-SFR10-E1	3.57	%(a)	12/17/2040	46,764,894
20,442,634	Series 2021-SFR10-E2	3.67	%(a)	12/17/2040	19,410,254
11,073,093	Series 2021-SFR10-F	4.61	%(a)	12/17/2040	10,773,276
7,000,000	Series 2021-SFR5-E1	2.21	%(a)	07/17/2038	6,780,566
25,000,000	Series 2021-SFR8-E1	2.38	%(a)	10/17/2038	24,232,960
23,900,000	Series 2021-SFR8-E2	2.53	%(a)	10/17/2038	23,142,877
19,900,000	Series 2021-SFR8-F	3.18	%(a)	10/17/2038	19,336,725
13,000,000	Series 2025-SFR3-D	3.39	%(a)	07/17/2030	11,629,918
	PRPM LLC
6,371,092	Series 2020-4-A2	9.19	%(a)(d)(g)	10/25/2025	6,359,248
25,045,934	Series 2024-6-A1	5.70	%(a)(d)	11/25/2029	25,123,281
26,716,843	Series 2024-7-A1	5.87	%(a)(d)	11/25/2029	26,729,004
93,972,585	Series 2024-8-A1	5.90	%(a)(d)	12/25/2029	93,429,113
21,454,989	Series 2024-NQM4-A1	5.67	%(a)(d)	12/26/2069	21,501,872
30,769,524	Series 2025-3-A1	6.26	%(a)(d)	05/25/2030	31,499,869
45,150,000	Series 2025-4-A1	6.18	%(a)(d)	06/25/2030	45,761,105
	Racers
13,085,000	Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.72%		09/25/2036	10,524,510
	RALI Trust
13,563,571	Series 2005-QA11-4A1	5.58	%(b)	10/25/2035	9,917,519

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,718,343	Series 2005-QA13-2A1	5.31	%(b)	12/25/2035	5,927,534
5,045,144	Series 2005-QA3-CB1	4.12	%(b)	03/25/2035	1,968,548
150,170	Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)	2.38	%(h)	08/25/2035	143,521
552,351	Series 2005-QS13-1A6	5.50%		09/25/2035	440,451
1,251,932	Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.13%		09/25/2035	991,252
5,132,919	Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)	0.62	%(f)(h)	09/25/2035	252,619
4,890,179	Series 2005-QS14-2A1	6.00%		09/25/2035	1,501,010
1,118,433	Series 2005-QS15-2A	6.00%		10/25/2035	970,682
1,128,395	Series 2005-QS15-3A	6.00%		10/25/2035	998,194
1,064,665	Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.13%		11/25/2035	880,855
1,064,481	Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)	0.37	%(f)(h)	11/25/2035	40,386
593,942	Series 2005-QS17-A1	6.00%		12/25/2035	515,396
614,574	Series 2005-QS17-A10	6.00%		12/25/2035	533,300
1,721,370	Series 2005-QS17-A11	6.00%		12/25/2035	1,493,728
1,223,495	Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap)	5.28%		12/25/2035	1,025,768
1,223,495	Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.72	%(f)(h)	12/25/2035	62,399
984,462	Series 2005-QS17-A6	6.00%		12/25/2035	854,272
417,060	Series 2005-QS5-A3	5.70%		04/25/2035	427,170
499,830	Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)	8.87	%(h)	01/25/2036	485,368
1,588,425	Series 2006-QS10-A1	6.00%		08/25/2036	1,375,357
488,457	Series 2006-QS10-A4	5.75%		08/25/2036	417,423
3,396,066	Series 2006-QS11-1A1	6.50%		08/25/2036	2,783,222
1,004,263	Series 2006-QS12-1A1	6.50%		09/25/2036	418,574
1,478,739	Series 2006-QS12-2A18	5.75%		09/25/2036	1,180,327
2,299,639	Series 2006-QS14-A18	6.25%		11/25/2036	1,907,642
1,032,441	Series 2006-QS15-A1	6.50%		10/25/2036	898,234
442,387	Series 2006-QS16-A10	6.00%		11/25/2036	351,702
1,573,058	Series 2006-QS16-A11	6.00%		11/25/2036	1,250,833
1,253,876	Series 2006-QS16-A7	6.00%		11/25/2036	996,843
496,213	Series 2006-QS16-A8	6.00%		11/25/2036	394,493
196,361	Series 2006-QS16-A9	6.00%		11/25/2036	156,108
904,373	Series 2006-QS17-A4	6.00%		12/25/2036	756,683
5,024,303	Series 2006-QS17-A5	6.00%		12/25/2036	4,203,806
3,334,535	Series 2006-QS3-1A11	6.00%		03/25/2036	3,008,241
865,825	Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5,052.56%, 0.10% Floor, 8.00% Cap)	8.00	%(h)	04/25/2036	732,891
3,424,530	Series 2006-QS4-A9	6.00%		04/25/2036	2,798,909
2,005,048	Series 2006-QS5-A3	6.00%		05/25/2036	1,681,544
5,975,799	Series 2006-QS5-A4	6.00%		05/25/2036	5,011,635
1,055,918	Series 2006-QS6-1A16	6.00%		06/25/2036	865,039
1,531,908	Series 2006-QS6-1A2	6.00%		06/25/2036	1,254,984
2,897,443	Series 2006-QS8-A1	6.00%		08/25/2036	2,423,234
5,024,589	Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.12	%(f)(h)	08/25/2036	376,532
1,811,021	Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.87	%(f)(h)	07/25/2036	110,438
17,722,200	Series 2007-QA5-1A1	6.38	%(b)	09/25/2037	10,920,786
23,990,203	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%		06/25/2037	10,656,103
8,968,229	Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%		08/25/2037	8,305,108
6,385,658	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.02	%(f)(h)	01/25/2037	438,896
642,784	Series 2007-QS1-1A4	6.00%		01/25/2037	512,504
1,558,472	Series 2007-QS1-2A10	6.00%		01/25/2037	1,192,062

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
18,960,709	Series 2007-QS10-A1	6.50%		09/25/2037	15,822,662
2,034,127	Series 2007-QS11-A1	7.00%		10/25/2037	1,625,744
2,019,045	Series 2007-QS2-A6	6.25%		01/25/2037	1,687,784
10,921,791	Series 2007-QS3-A1	6.50%		02/25/2037	9,202,019
1,741,548	Series 2007-QS3-A4	6.25%		02/25/2037	1,444,478
2,598,408	Series 2007-QS4-3A3	6.00%		03/25/2037	2,226,842
1,139,258	Series 2007-QS5-A1	5.50%		03/25/2037	937,742
469,990	Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap)	4.73%		03/25/2037	356,672
1,560,945	Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.27	%(f)(h)	03/25/2037	205,816
1,305,746	Series 2007-QS6-A102	5.75%		04/25/2037	1,077,603
419,835	Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)	18.05	%(h)	04/25/2037	545,324
1,869,726	Series 2007-QS6-A45	5.75%		04/25/2037	1,543,041
2,979,765	Series 2007-QS6-A6	6.25%		04/25/2037	2,536,697
205,803	Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)	18.89	%(h)	04/25/2037	274,133
5,239,662	Series 2007-QS7-2A1	6.75%		06/25/2037	1,942,563
10,832,377	Series 2007-QS9-A33	6.50%		07/25/2037	8,948,881
	RAMP Trust
1,321,943	Series 2004-RS7-A3	5.79	%(b)	07/25/2034	1,191,753
4,455,072	Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.03%		03/25/2036	4,403,774
11,142,887	Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.03%		05/25/2036	9,441,681
11,564,651	Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		11/25/2036	9,477,251
	RASC Trust
3,860,296	Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.23%		05/25/2035	4,012,098
3,392,232	Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.83%		01/25/2037	3,462,721
	RBSGC Mortgage Pass Through Certificates
10,085,467	Series 2008-B-A1	6.00	%(a)	06/25/2037	8,797,134
	RBSSP Resecuritization Trust
155,704	Series 2009-12-17A2	6.48	%(a)(b)	10/25/2035	156,747
11,783,314	Series 2009-12-20A2	4.74	%(a)(b)	12/25/2035	10,430,862
2,899,483	Series 2010-4-7A2	6.00	%(a)	07/26/2037	1,359,049
	Renaissance Home Equity Loan Trust
5,355,470	Series 2006-1-AF6	5.75	%(d)	05/25/2036	2,380,265
	Renaissance NIM Trust
2,062,139	Series 2006-2-AF5	6.25	%(d)	08/25/2036	791,866
17,385,181	Series 2006-3-AF3	5.59	%(d)	11/25/2036	5,623,931
18,049,871	Series 2006-3-AF4	5.81	%(d)	11/25/2036	6,075,722
2,933,947	Series 2006-3-AF5	6.12	%(d)	11/25/2036	1,040,359
10,257,172	Series 2006-4-AF4	5.47	%(d)	01/25/2037	3,237,354
20,198,460	Series 2006-4-AF5	5.69	%(d)	01/25/2037	6,624,661
8,192,822	Series 2007-1-AF1	5.74	%(d)	04/25/2037	1,946,118
5,779,950	Series 2007-1-AF1Z	5.35	%(d)	04/25/2037	1,298,569
3,486,895	Series 2007-1-AF2	5.51	%(d)	04/25/2037	795,017
5,072,268	Series 2007-1-AF3	5.61	%(d)	04/25/2037	1,177,490
2,781,357	Series 2007-1-AF4	5.76	%(d)	04/25/2037	662,879
8,232,817	Series 2007-1-AF5	5.91	%(d)	04/25/2037	2,012,875
17,696,892	Series 2007-2-AF2Pool 2007-2	5.68	%(d)	06/25/2037	4,397,766
22,755,581	Series 2007-2-AF5	6.20	%(d)	06/25/2037	6,292,551
	Residential Asset Securitization Trust
4,382,486	Series 2005-A11-2A4	6.00%		10/25/2035	1,852,233
1,040,931	Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57	%(f)(h)	11/25/2035	83,905
1,392,808	Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.98%		11/25/2035	672,516
1,382,952	Series 2005-A15-1A7	6.00%		02/25/2036	1,356,324
6,927,749	Series 2005-A15-5A3	5.75%		02/25/2036	2,320,569

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,145,003	Series 2005-A16-A1	5.00%		02/25/2036	2,430,092
2,586,076	Series 2005-A8CB-A11	6.00%		07/25/2035	1,528,370
2,621,990	Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57	%(f)(h)	07/25/2035	153,326
641,036	Series 2006-A1-1A3	6.00%		04/25/2036	274,031
10,168,929	Series 2006-A1-3A2	6.00%		04/25/2036	4,426,660
4,987,307	Series 2006-A10-A5	6.50%		09/25/2036	1,512,828
7,033,289	Series 2006-A12-A1	6.25%		11/25/2036	2,556,066
7,190,986	Series 2006-A13-A1	6.25%		12/25/2036	2,382,213
14,049,094	Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%		12/25/2036	2,959,360
31,004,243	Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.12	%(f)(h)	12/25/2036	3,568,684
5,475,467	Series 2006-A2-A11	6.00%		01/25/2046	1,978,328
3,796,793	Series 2006-A2-A4	6.00%		01/25/2046	1,370,181
3,155,504	Series 2006-A2-A9	6.00%		01/25/2046	1,138,754
2,250,431	Series 2006-A8-1A1	6.00%		08/25/2036	1,426,801
4,456,559	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.67	%(h)	01/25/2046	3,916,895
19,370,809	Series 2007-A2-1A2	6.00%		04/25/2037	9,751,494
702,129	Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)	12.39	%(h)	04/25/2037	762,156
22,912,882	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67	%(f)(h)	05/25/2037	1,348,991
5,885,661	Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.83%		05/25/2037	747,557
4,010,486	Series 2007-A5-2A3	6.00%		05/25/2037	2,048,162
1,757,591	Series 2007-A5-2A5	6.00%		05/25/2037	897,605
7,406,997	Series 2007-A6-1A2	6.00%		06/25/2037	3,795,440
7,757,541	Series 2007-A7-A1	6.00%		07/25/2037	2,855,515
34,122,650	Series 2007-A7-A2	6.00%		07/25/2037	12,560,390
15,119,026	Series 2007-A7-A6	6.00%		07/25/2037	5,565,244
	RESIDENTIAL MORTGAGE LOAN TRUST
6,300,000	Series 2020-2-M1	3.57	%(a)(b)	05/25/2060	5,996,053
	RFMSI Trust
3,102,614	Series 2006-S10-1A1	6.00%		10/25/2036	2,521,325
952,544	Series 2006-S5-A12	6.00%		06/25/2036	816,240
65,215	Series 2006-S5-A15	6.00%		06/25/2036	55,883
1,930,282	Series 2006-S9-A1	6.25%		09/25/2036	1,590,701
2,162,913	Series 2007-S1-A7	6.00%		01/25/2037	1,773,765
1,290,466	Series 2007-S2-A1	6.00%		02/25/2037	992,621
1,453,852	Series 2007-S2-A4	6.00%		02/25/2037	1,118,297
2,714,176	Series 2007-S2-A5	6.00%		02/25/2037	2,087,733
1,334,426	Series 2007-S3-1A4	6.00%		03/25/2037	969,529
1,147,813	Series 2007-S4-A1	6.00%		04/25/2037	882,831
642,809	Series 2007-S4-A2	6.00%		04/25/2037	494,409
9,081,052	Series 2007-S5-A1	6.00%		05/25/2037	7,623,076
2,631,725	Series 2007-S5-A8	6.00%		05/25/2037	2,209,721
1,061,320	Series 2007-S6-2A4	6.00%		06/25/2037	824,619
7,247,410	Series 2007-S7-A20	6.00%		07/25/2037	5,866,556
3,796,865	Series 2007-S8-1A1	6.00%		09/25/2037	2,610,402
2,479,497	Series 2007-SA2-2A1	5.59	%(b)	04/25/2037	2,146,923
	Rithm Capital Corp.
62,504,400	Series 2020-RPL1-M1	3.25	%(a)(b)	11/25/2059	54,947,312
16,345,550	Series 2020-RPL1-M2	3.50	%(a)(b)	11/25/2059	14,086,278
	Santander US Capital Markets LLC
3,000,000	Series 2025-NQM3-A3	6.06	%(a)(d)	05/25/2065	3,040,413
3,000,000	Series 2025-NQM3-M1	6.33	%(a)(b)	05/25/2065	3,042,810
	Securitized Asset Backed Receivables LLC
3,324,140	Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		09/25/2036	1,115,861
4,929,728	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%		04/25/2037	3,286,177

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,818,039	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%		04/25/2037	3,211,523
13,311,804	Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%		05/25/2037	8,078,580
	Securitized Mortgage Asset Loan Trust
167,914,023	Series 2015-1-PC	2.99	%(a)(b)	02/25/2054	145,227,227
	Sequoia Mortgage Trust
31,732	Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap)	5.13%		07/20/2033	31,545
	SG Mortgage Securities Trust
1,829,213	Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%		02/25/2036	1,793,179
2,361,314	Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		02/25/2036	1,167,384
	Soundview Home Equity Loan Trust
11,316,760	Series 2007-NS1-M1 (1 mo. Term SOFR + 0.64%, 0.53% Floor)	4.96%		01/25/2037	10,830,110
2,977,831	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.58%		06/25/2037	1,960,542
5,226,648	Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	4.60%		08/25/2037	4,573,345
17,059,350	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.43%		09/25/2037	12,389,725
40,789,143	Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.05%		02/25/2037	33,898,600
	Specialty Underwriting & Residential Finance
3,598,251	Series 2006-BC2-A2B	3.94	%(d)	02/25/2037	1,172,184
11,967,393	Series 2007-AB1-A2C (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		03/25/2037	6,119,909
	Spruce Hill Mortgage Loan Trust
5,919,230	Series 2020-SH1-M1	3.22	%(a)(b)	01/28/2050	5,860,718
	Starwood Mortgage Residential Trust
6,329,000	Series 2021-1-B2	4.52	%(a)(b)	05/25/2065	4,955,006
5,000,000	Series 2021-2-B1	2.75	%(a)(b)	05/25/2065	4,085,820
7,110,000	Series 2021-2-B2	3.00	%(a)(b)	05/25/2065	5,023,642
9,103,000	Series 2021-5-M1	3.25	%(a)(b)	09/25/2066	6,563,695
	Structured Adjustable Rate Mortgage Loan Trust
956,630	Series 2005-22-4A1	5.50	%(b)	12/25/2035	889,639
7,247,985	Series 2006-1-8A1	4.90	%(b)	02/25/2036	3,773,488
2,002,363	Series 2006-12-2A1	4.49	%(b)	01/25/2037	1,451,728
800,271	Series 2006-8-4A4	5.06	%(b)	09/25/2036	715,844
5,879,443	Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%		08/25/2037	5,637,702
	Structured Asset Investment Loan Trust
63,068,165	Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		06/25/2036	39,320,396
7,394,845	Series 2006-4-A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78%		07/25/2036	4,245,401
20,800,000	Series 2006-4-A5 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	5.05%		07/25/2036	7,476,227
	Structured Asset Mortgage Investments, Inc.
7,387,417	Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.83%		05/25/2036	6,055,254
	Structured Asset Securities Corp.
421,361	Series 2003-24A-1A3	5.63	%(b)	07/25/2033	409,656
8,320,088	Series 2005-5-3A1	6.00%		04/25/2035	4,165,215
59,179,738	Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		12/25/2036	33,575,743
7,060,703	Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%		12/25/2036	6,896,681
38,643,484	Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(a)(f)(h)	03/28/2045	2,623,663
20,127,500	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		11/25/2037	16,119,489
11,859,562	Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67	%(a)	01/25/2037	7,323,140
13,183,014	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62	%(a)	03/25/2037	10,848,793

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Suntrust Adjustable Rate Mortgage Loan Trust
3,354,262	Series 2007-2-1A1	6.43	%(b)	04/25/2037	1,263,959
993,610	Series 2007-3-1A1	6.58	%(b)	06/25/2037	469,054
	Suntrust Alternative Loan Trust
163,180	Series 2005-1F-2A3	5.75%		12/25/2035	150,938
453,997	Series 2006-1F-1A3	6.00%		04/25/2036	153,639
	Terwin Mortgage Trust
10,283,788	Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97	%(a)	08/25/2037	4,496,576
	Thornburg Mortgage Securities Trust
77,381	Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap)	5.43%		12/25/2033	74,786
2,042,247	Series 2004-4-5A	2.96	%(b)	12/25/2044	1,802,891
4,049,032	Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	6.05%		03/25/2037	3,403,243
1,057,599	Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	6.05%		03/25/2037	764,307
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-E	3.40	%(a)	03/17/2038	4,942,277
8,900,000	Series 2020-SFR1-D	2.55	%(a)	07/17/2038	8,652,904
1,600,000	Series 2020-SFR1-E	3.54	%(a)	07/17/2038	1,569,542
	Tricon Residential Trust
16,000,000	Series 2021-SFR1-B	2.24	%(a)	07/17/2038	15,579,114
13,250,000	Series 2021-SFR1-C	2.34	%(a)	07/17/2038	12,868,507
5,250,000	Series 2021-SFR1-D	2.59	%(a)	07/17/2038	5,086,555
10,000,000	Series 2021-SFR1-E2	2.89	%(a)	07/17/2038	9,708,274
11,300,000	Series 2021-SFR1-F	3.69	%(a)	07/17/2038	11,044,523
	VCAT Asset Securitization LLC
62,085,202	Series 2025-NPL1-A1	5.88	%(a)(d)	01/25/2055	62,252,062
35,178,934	Series 2025-NPL2-A1	5.98	%(a)(d)	01/25/2055	35,276,084
	Velocity Commercial Capital Loan Trust
2,114,823	Series 2017-2-AFX	3.07	%(a)(b)	11/25/2047	2,079,689
5,517,306	Series 2018-2-A	4.05	%(a)(b)	10/26/2048	5,388,169
16,466,903	Series 2019-1-A	3.76	%(a)(b)	03/25/2049	15,798,945
1,927,527	Series 2019-1-M4	4.61	%(a)(b)	03/25/2049	1,644,361
5,246,070	Series 2019-2-A	3.13	%(a)(b)	07/25/2049	5,026,050
1,998,698	Series 2019-2-M1	3.26	%(a)(b)	07/25/2049	1,821,807
1,616,211	Series 2020-1-M4	3.54	%(a)(b)	02/25/2050	1,166,537
46,179,584	Series 2024-6-A	5.81	%(a)(b)	12/25/2054	46,481,248
26,002,184	Series 2025-1-A	6.03	%(a)(b)	02/25/2055	26,287,074
	Vericrest Opportunity Loan Transferee
8,523,362	Series 2021-CF1-A1	4.99	%(a)(d)	08/25/2051	8,529,952
8,811,090	Series 2021-CF2-A1	5.49	%(a)(d)	11/27/2051	8,797,411
4,977,817	Series 2021-NPL3-A1	6.24	%(a)(d)	02/27/2051	4,979,465
450,914	Series 2021-NPL5-A1	6.12	%(a)(d)	03/27/2051	451,115
3,883,177	Series 2021-NPL6-A1	6.24	%(a)(d)	04/25/2051	3,882,254
875,096	Series 2021-NPL9-A1	5.99	%(a)(d)	05/25/2051	874,504
	Verus Securitization Trust
6,100,000	Series 2021-3-M1	2.40	%(a)(b)	06/25/2066	4,459,855
4,588,000	Series 2021-4-B1	3.05	%(a)(b)	07/25/2066	3,048,469
2,300,000	Series 2021-4-B2	3.81	%(a)(b)	07/25/2066	1,577,814
2,500,000	Series 2021-4-M1	2.20	%(a)(b)	07/25/2066	1,638,161
6,651,000	Series 2021-5-B1	3.04	%(a)(b)	09/25/2066	4,678,730
9,255,000	Series 2021-5-M1	2.33	%(a)(b)	09/25/2066	6,544,943
	Voyager OPTONE Delaware Trust
5,633,367	Series 2009-1-SAC3	3.67	%(a)(b)	02/25/2038	4,316,750
	WAMU Asset-Backed Certificates
7,165,939	Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor)	4.65%		01/25/2037	3,254,130
12,617,576	Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.60%		07/25/2047	9,463,303
	WaMu Mortgage Pass Through Certificates
4,520,860	Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap)	5.48%		12/25/2045	3,943,434
4,776,244	Series 2006-AR10-1A1	4.82	%(b)	09/25/2036	4,179,531

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,688,698	Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	5.24%		11/25/2046	3,968,761
2,957,901	Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	5.38%		06/25/2046	2,714,098
415,648	Series 2006-AR6-2A3	4.82	%(b)	08/25/2036	375,614
3,863,543	Series 2007-HY3-4A1	5.10	%(b)	03/25/2037	3,608,846
6,438,434	Series 2007-HY5-1A1	4.16	%(b)	05/25/2037	5,631,471
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,305,190	Series 2005-1-2A	6.00%		03/25/2035	2,880,488
805,910	Series 2005-4-5A1	5.50%		06/25/2035	700,223
324,558	Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)	1.83	%(h)	07/25/2035	330,071
1,050,999	Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap)	5.03%		07/25/2035	920,681
255,193	Series 2005-6-2A7	5.50%		08/25/2035	226,185
2,917,051	Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap)	5.88%		08/25/2035	2,838,728
265,187	Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)	1.28	%(h)	08/25/2035	249,946
1,998,467	Series 2005-7-3CB	6.50%		08/25/2035	1,706,464
4,251,247	Series 2005-8-1A2	5.50%		10/25/2035	3,974,243
4,483,180	Series 2005-9-2A2	5.50%		11/25/2035	4,156,709
939,114	Series 2005-9-CX	5.50	%(f)	11/25/2035	158,688
3,814,176	Series 2006-1-2CB1	7.00%		02/25/2036	2,838,401
1,312,766	Series 2006-1-3A1	5.75%		02/25/2036	1,242,770
661,962	Series 2006-1-3A2	5.75%		02/25/2036	624,437
563,034	Series 2006-1-3A7	5.75%		02/25/2036	531,373
1,794,306	Series 2006-3-3CB4	6.00%		04/25/2036	1,569,616
980,857	Series 2006-5-1A8	5.75%		07/25/2036	778,709
2,249,517	Series 2006-5-2CB1	6.00%		07/25/2036	1,615,328
4,086,069	Series 2006-5-2CB6	6.00%		07/25/2036	2,934,116
12,587,890	Series 2006-5-3A3	6.72	%(d)	07/25/2036	2,739,363
5,245,680	Series 2006-5-3A5	6.95	%(d)	07/25/2036	1,140,597
7,331,000	Series 2006-8-A4	4.11	%(d)	10/25/2036	2,482,413
2,763,970	Series 2006-9-A7	4.18	%(d)	10/25/2036	845,731
3,442,022	Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63%		12/25/2036	1,699,584
4,687,350	Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	5.35%		06/25/2046	3,496,041
4,380,544	Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	5.39%		06/25/2046	3,580,208
6,371,215	Series 2007-2-1A6	6.00%		04/25/2037	5,254,892
2,603,250	Series 2007-3-A3	6.00%		04/25/2037	2,313,931
2,066,055	Series 2007-4-1A1	5.50%		06/25/2037	2,013,273
142,782	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	12.88	%(h)	06/25/2037	161,046
3,569,547	Series 2007-5-A6	6.00%		06/25/2037	3,275,333
4,943,981	Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%		01/25/2047	4,321,881
	Washington Mutual Asset-Backed Certificates
1,028,427	Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%		05/25/2036	797,412
18,829,829	Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%		02/25/2037	5,917,108
	Wells Fargo Alternative Loan Trust
406,466	Series 2007-PA1-A10	6.00%		03/25/2037	374,020
1,784,703	Series 2007-PA1-A3	6.00%		03/25/2037	1,642,241
1,538,804	Series 2007-PA1-A5	6.00%		03/25/2037	1,415,971
2,522,023	Series 2007-PA1-A6	6.00%		03/25/2037	2,320,705
10,021,376	Series 2007-PA2-1A1	6.00%		06/25/2037	9,145,270
1,406,640	Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap)	4.78%		06/25/2037	1,012,817

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,072,199	Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.22	%(f)(h)	06/25/2037	229,492
3,645,519	Series 2007-PA3-2A1	6.00%		07/25/2037	3,298,250
1,448,388	Series 2007-PA3-2A4	6.00%		07/25/2037	1,310,416
2,509,277	Series 2007-PA3-3A1	6.25%		07/25/2037	2,195,745
18,653,471	Series 2007-PA5-1A1	6.25%		11/25/2037	16,785,516
3,401,863	Series 2007-PA6-A1	6.50	%(b)	12/28/2037	3,108,627
	Wells Fargo Mortgage Backed Securities Trust
998,621	Series 2006-AR12-1A1	7.39	%(b)	09/25/2036	914,593
493,717	Series 2006-AR13-A2	7.29	%(b)	09/25/2036	485,198
598,588	Series 2006-AR4-2A1	6.14	%(b)	04/25/2036	593,748
892,809	Series 2007-7-A1	6.00%		06/25/2037	840,883
62,093	Series 2007-7-A32	5.75%		06/25/2037	57,909
2,010,539	Series 2007-7-A34	6.00%		06/25/2037	1,893,606
544,552	Series 2007-7-A36	6.00%		06/25/2037	512,861
185,194	Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%		06/25/2037	165,209
505,945	Series 2007-7-A49	6.00%		06/25/2037	476,519
214,190	Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%		06/25/2037	191,076
96,625	Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	12.40	%(h)	06/25/2037	111,373
8,627,858	Series 2007-AR9-A1	6.55	%(b)	12/28/2037	7,789,057
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $8,998,621,851)				7,169,516,129
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 50.6%
	Fannie Mae Whole Loan
4,062,033	Series 2003-W17-1A7	5.75%		08/25/2033	4,120,782
1,149,220	Series 2004-W10-A6	5.75%		08/25/2034	1,163,220
	Federal Home Loan Mortgage Corp.
1,619,227	Pool C03490	4.50%		08/01/2040	1,616,753
9,403,269	Pool C91388	3.50%		02/01/2032	9,235,516
4,906,396	Pool C91403	3.50%		03/01/2032	4,818,075
4,849,205	Pool C91413	3.50%		12/01/2031	4,764,250
2,541,063	Pool C91417	3.50%		01/01/2032	2,496,136
10,293,659	Pool C91447	3.50%		05/01/2032	10,105,105
4,077,818	Pool C91596	3.00%		02/01/2033	3,946,848
1,848,483	Pool D98901	3.50%		01/01/2032	1,815,533
4,077,178	Pool D98923	3.50%		01/01/2032	4,005,167
5,143,667	Pool D99724	3.00%		11/01/2032	4,980,117
4,858,460	Pool G01840	5.00%		07/01/2035	4,933,222
1,085,850	Pool G04817	5.00%		09/01/2038	1,103,060
4,407,991	Pool G07801	4.00%		10/01/2044	4,213,651
9,465,998	Pool G07862	4.00%		01/01/2044	9,118,863
10,755,272	Pool G07905	4.00%		01/01/2042	10,399,852
21,220,308	Pool G08534	3.00%		06/01/2043	19,198,496
6,829,725	Pool G08537	3.00%		07/01/2043	6,177,591
12,299,431	Pool G08614	3.00%		11/01/2044	11,023,340
14,724,136	Pool G08619	3.00%		12/01/2044	13,184,268
19,119,181	Pool G08622	3.00%		01/01/2045	17,041,530
15,653,409	Pool G08653	3.00%		07/01/2045	13,970,821
9,070,829	Pool G08658	3.00%		08/01/2045	8,092,031
10,322,542	Pool G08670	3.00%		10/01/2045	9,199,022
120,793,260	Pool G08675	3.00%		11/01/2045	107,658,771
50,223,242	Pool G08680	3.00%		12/01/2045	44,528,962
20,962,072	Pool G08686	3.00%		01/01/2046	18,678,780
46,794,676	Pool G08692	3.00%		02/01/2046	41,692,549
14,870,988	Pool G08705	3.00%		05/01/2046	13,241,812
17,214,635	Pool G08715	3.00%		08/01/2046	15,323,284
895,425	Pool G08800	3.50%		02/01/2048	821,753

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
7,091,533	Pool G16072	3.00%	02/01/2032	6,906,618
20,620,792	Pool G60251	3.50%	10/01/2045	19,191,464
52,136,994	Pool G60393	3.50%	01/01/2046	48,480,575
4,102,284	Pool J22834	2.50%	03/01/2028	4,020,345
18,572,986	Pool Q13637	3.00%	11/01/2042	16,837,987
18,747,139	Pool Q13638	3.00%	11/01/2042	16,988,047
31,255,658	Pool Q16672	3.00%	03/01/2043	28,303,735
2,114,881	Pool Q23595	4.00%	12/01/2043	2,041,036
2,161,952	Pool Q24052	4.00%	01/01/2044	2,075,216
1,855,408	Pool Q24172	4.00%	01/01/2044	1,789,280
2,090,545	Pool Q24979	4.00%	02/01/2044	1,998,371
8,091,629	Pool Q31596	3.50%	02/01/2045	7,539,122
3,669,903	Pool Q32861	3.50%	04/01/2045	3,415,521
8,921,781	Pool Q32921	3.50%	04/01/2045	8,299,650
9,721,784	Pool Q39502	3.50%	03/01/2046	9,027,930
20,664,447	Pool Q44073	3.00%	09/01/2046	18,366,179
9,266,189	Pool QE2022	3.00%	05/01/2052	8,089,683
14,348,679	Pool QU7965	2.00%	09/01/2051	11,132,695
12,925,874	Pool QU7970	2.00%	09/01/2051	10,028,652
14,248,233	Pool RA2853	2.50%	06/01/2050	11,963,213
45,152,498	Pool RA3515	2.50%	09/01/2050	37,687,576
18,541,357	Pool RA4218	2.50%	12/01/2050	15,600,028
14,200,947	Pool RA4968	2.50%	04/01/2046	12,126,599
52,097,380	Pool RA5267	3.00%	05/01/2051	45,509,175
7,675,338	Pool RA7554	4.00%	06/01/2052	7,161,770
81,293,976	Pool RA7939	5.00%	09/01/2052	80,166,482
65,614,048	Pool RB5089	1.50%	12/01/2040	54,491,751
6,906,579	Pool RB5106	2.50%	03/01/2041	6,192,332
75,559,929	Pool RB5110	1.50%	05/01/2041	62,641,065
15,963,371	Pool RJ1071	6.00%	03/01/2054	16,412,594
28,287,096	Pool SD0699	2.00%	11/01/2050	23,060,993
39,787,124	Pool SD0715	2.00%	09/01/2051	32,422,245
57,803,326	Pool SD2120	3.00%	10/01/2051	50,636,349
33,249,056	Pool SD2386	3.50%	06/01/2052	30,214,087
53,026,312	Pool SD2692	4.50%	04/01/2053	50,849,984
20,686,902	Pool SD2759	5.50%	05/01/2053	20,867,398
25,858,913	Pool SD2839	3.00%	08/01/2052	22,602,734
15,235,216	Pool SD2971	2.50%	03/01/2052	12,822,685
27,739,995	Pool SD3011	3.00%	05/01/2052	24,285,367
12,665,014	Pool SD3033	5.50%	05/01/2053	12,904,536
61,171,522	Pool SD3093	2.50%	03/01/2052	51,382,453
48,320,638	Pool SD3454	5.50%	08/01/2053	48,724,714
19,325,349	Pool SD3530	6.00%	08/01/2053	19,798,155
21,863,152	Pool SD3912	5.50%	09/01/2053	22,092,110
37,221,174	Pool SD4701	6.00%	02/01/2054	38,189,029
25,400,760	Pool SD4794	6.50%	01/01/2054	26,865,115
40,085,188	Pool SD4887	6.00%	02/01/2054	41,213,742
23,224,882	Pool SD4888	6.00%	02/01/2054	23,848,945
45,346,691	Pool SD4965	5.50%	02/01/2054	45,924,612
14,911,846	Pool SD5141	6.00%	04/01/2054	15,246,912
16,105,158	Pool SD5366	6.00%	04/01/2054	16,540,290
30,846,571	Pool SD5603	5.50%	06/01/2054	31,239,725
10,716,676	Pool SD5617	6.00%	06/01/2054	11,042,408
50,223,081	Pool SD5814	6.00%	07/01/2054	51,649,357
29,093,593	Pool SD5964	5.50%	11/01/2053	29,426,596
22,362,964	Pool SD5968	6.00%	07/01/2054	22,971,161
50,589,129	Pool SD6053	5.50%	08/01/2054	51,057,200
24,246,433	Pool SD7162	5.50%	12/01/2054	24,541,613
171,783,873	Pool SD7534	2.50%	02/01/2051	145,879,360
14,284,556	Pool SD7535	2.50%	02/01/2051	12,072,530
21,079,540	Pool SD7564	5.00%	06/01/2053	20,911,112
19,344,088	Pool SD7565	5.50%	09/01/2053	19,597,778

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
54,947,691	Pool SD7568	5.50%		02/01/2054	55,647,949
82,475,266	Pool SD7569	6.00%		04/01/2054	84,897,439
74,679,748	Pool SD8152	3.00%		06/01/2051	65,090,440
2,778,687	Pool SD8168	3.00%		09/01/2051	2,417,208
7,596,892	Pool SD8169	3.50%		09/01/2051	6,871,214
38,052,591	Pool SE9043	2.00%		09/01/2051	29,523,634
24,708,933	Pool SL0312	6.00%		01/01/2055	25,607,031
910,959	Pool T60392	4.00%		10/01/2041	858,796
1,248,942	Pool T60681	4.00%		05/01/2042	1,182,114
5,107,907	Pool T60782	3.50%		07/01/2042	4,690,448
5,810,505	Pool T60853	3.50%		09/01/2042	5,335,653
5,551,213	Pool T60854	3.50%		09/01/2042	5,097,571
955,553	Pool T65110	3.50%		10/01/2042	877,484
6,182,713	Pool T65492	3.00%		06/01/2048	5,376,644
519,036	Pool T69016	5.00%		06/01/2041	509,042
9,475,162	Pool T69050	3.50%		05/01/2046	8,700,766
126,166	Pool U60299	4.00%		11/01/2040	121,202
127,317,262	Pool U69911	4.00%		04/01/2045	122,302,204
39,752,913	Pool U69913	3.50%		06/01/2043	36,991,191
1,121,549	Pool U99125	3.00%		01/01/2043	1,014,257
42,905,746	Pool V81821	3.00%		08/01/2045	38,347,214
12,644,679	Pool V82117	3.00%		12/01/2045	11,289,307
6,074,872	Pool V82248	3.50%		03/01/2046	5,606,244
10,500,000	Pool WN1221	4.80%		12/01/2029	10,659,462
19,180,000	Pool WN1240	4.40%		12/01/2029	19,148,885
40,000,000	Pool WN2184	2.50%		04/01/2032	35,584,144
23,230,000	Pool WN2311	4.80%		01/01/2030	23,581,666
44,864,038	Pool WN2358	4.30%		01/01/2030	44,774,323
21,553,057	Pool WN2396	4.79%		03/01/2030	21,820,847
15,225,000	Pool WN2423	4.19%		06/01/2030	15,074,815
13,881,000	Pool WN2579	4.85%		03/01/2029	14,028,203
68,851,566	Pool Z40117	3.00%		04/01/2045	61,965,036
60,276,651	Pool Z40206	3.50%		02/01/2047	55,675,500
76,058,268	Pool Z40256	3.00%		12/01/2046	68,160,970
18,728,443	Pool Z40264	4.00%		11/01/2040	18,145,871
107,853,413	Pool Z40265	3.50%		08/01/2047	99,254,010
11,169,994	Pool ZS4706	3.00%		03/01/2047	9,901,219
5,783,686	Pool ZS4750	3.00%		01/01/2048	5,106,920
10,289,413	Pool ZS4778	4.00%		07/01/2048	9,744,257
8,453,345	Pool ZS4790	4.00%		09/01/2048	8,001,525
12,753,486	Pool ZT1827	3.00%		07/01/2047	11,321,528
255,329	Series 2519-ZD	5.50%		11/15/2032	261,135
137,736	Series 2596-ZL	5.00%		04/15/2033	140,281
9,951,492	Series 267-30	3.00%		08/15/2042	9,090,922
106,628	Series 2684-ZN	4.00%		10/15/2033	103,868
7,014,606	Series 274-30	3.00%		08/15/2042	6,357,429
613,944	Series 2750-ZT	5.00%		02/15/2034	626,726
28,084,227	Series 280-30	3.00%		09/15/2042	25,989,822
1,963,428	Series 2825-PZ	5.50%		07/15/2034	2,044,180
5,286,086	Series 284-300	3.00%		10/15/2042	4,891,763
1,128,420	Series 2898-JZ	5.00%		12/15/2034	1,151,120
2,977,402	Series 2899-AZ	5.00%		12/15/2034	3,044,829
1,551,760	Series 2909-Z	5.00%		12/15/2034	1,587,705
3,295,975	Series 2932-Z	5.00%		02/15/2035	3,378,987
1,204,093	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.08	%(f)(h)	07/15/2035	93,269
784,498	Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(f)(h)	09/15/2035	60,420
268,965	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.31	%(f)(h)	10/15/2035	24,164
2,063,005	Series 3116-Z	5.50%		02/15/2036	2,147,251
335,685	Series 3117-ZN	4.50%		02/15/2036	335,477

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,017,881	Series 3174-PZ	5.00%		01/15/2036	1,045,228
260,880	Series 3187-JZ	5.00%		07/15/2036	268,052
741,337	Series 3188-ZK	5.00%		07/15/2036	759,994
1,103,118	Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.08	%(f)(h)	08/15/2036	104,946
1,473,918	Series 3203-Z	5.00%		07/15/2036	1,507,643
4,270,566	Series 326-300Pool S0-7094	3.00%		03/15/2044	3,898,183
1,534,284	Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)	2.01	%(f)(h)	01/15/2037	147,809
1,240,001	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.66	%(f)(h)	02/15/2037	104,903
300,039	Series 3315-HZ	6.00%		05/15/2037	317,374
1,021,020	Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.23	%(f)(h)	06/15/2037	91,186
274,327	Series 3351-ZC	5.50%		07/15/2037	282,579
3,537,037	Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(f)(h)	08/15/2037	322,106
176,574	Series 3369-Z	6.00%		09/15/2037	184,011
485,054	Series 3405-ZG	5.50%		01/15/2038	496,856
137,550	Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.76	%(f)(h)	02/15/2038	10,956
597,020	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.23	%(f)(h)	03/15/2038	41,228
98,037	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.23	%(f)(h)	03/15/2038	6,645
141,406	Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)	1.61	%(f)(h)	02/15/2037	9,311
129,465	Series 3455-SC (-1 x 30 day avg SOFR US + 5.95%, 0.00% Floor, 6.06% Cap)	1.64	%(f)(h)	06/15/2038	9,767
61,151	Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)	1.65	%(f)(h)	07/15/2038	4,685
1,201,557	Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.43	%(f)(h)	08/15/2038	87,047
1,762,778	Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)	1.13	%(f)(h)	02/15/2038	125,848
538,568	Series 3524-LB	3.23	%(b)	06/15/2038	513,947
59,983	Series 3530-GZ	4.50%		05/15/2039	58,625
1,514,372	Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.33	%(f)(h)	06/15/2039	168,081
110,611	Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(f)(h)	06/15/2039	9,090
46,014	Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.38	%(f)(h)	07/15/2039	3,801
29,388,717	Series 357-200Pool S0-7745	2.00%		09/15/2047	25,248,974
1,905,692	Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)	2.78	%(f)(h)	08/15/2035	220,550
760,705	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	10/15/2049	66,954
599,630	Series 3583-GB	4.50%		10/15/2039	602,757
824,049	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.93	%(f)(h)	03/15/2032	35,143
1,774,380	Series 3626-AZ	5.50%		08/15/2036	1,844,559
2,272,285	Series 3654-ZB	5.50%		11/15/2037	2,374,369
256,900	Series 3667-SBPool 3667 (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.03	%(f)(h)	05/15/2040	21,269
29,846,919	Series 367-C28	3.00	%(f)	07/15/2050	4,812,681
1,810,056	Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(f)(h)	08/15/2032	103,077
1,297,072	Series 3704-EI	5.00	%(f)	12/15/2036	141,416
1,005,967	Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.86	%(h)	08/15/2040	1,106,170
1,480,547	Series 3724-CM	5.50%		06/15/2037	1,552,513
4,784,226	Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(f)(h)	09/15/2040	468,402

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
186,682	Series 3741-SC (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	1.16	%(h)	10/15/2040	140,722
4,674,509	Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	1.15	%(h)	11/15/2040	3,775,509
1,170,651	Series 3771-AL	4.00%		12/15/2030	1,169,798
2,875,190	Series 3779-BY	3.50%		12/15/2030	2,834,401
3,381,360	Series 3779-LB	4.00%		12/15/2030	3,378,883
777,898	Series 3779-YA	3.50%		12/15/2030	766,862
2,828,085	Series 3783-AC	4.00%		01/15/2031	2,826,037
2,984,617	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.66	%(h)	01/15/2041	2,274,958
2,400,006	Series 3788-AY	3.50%		01/15/2031	2,357,115
440,129	Series 3790-Z	4.00%		01/15/2041	424,976
1,256,315	Series 3803-ZM	4.00%		02/15/2041	1,213,275
10,879,225	Series 3806-CZ	5.50%		07/15/2034	11,310,531
2,847,820	Series 3812-EY	3.50%		02/15/2031	2,796,708
1,234,468	Series 3818-CZ	4.50%		03/15/2041	1,222,498
3,350,433	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00	%(h)	02/15/2041	2,720,486
5,964,067	Series 3843-PZ	5.00%		04/15/2041	6,076,179
83,959,611	Series 386-C19	2.50	%(f)	03/15/2052	14,499,699
155,692,409	Series 386-C4	2.50	%(f)	08/15/2051	25,017,480
98,257,021	Series 386-C6	2.50	%(f)	12/15/2050	16,015,978
2,909,707	Series 3870-PB	4.50%		06/15/2041	2,917,691
3,924,377	Series 3872-BA	4.00%		06/15/2041	3,854,835
2,142,465	Series 3877-EY	4.50%		06/15/2041	2,134,528
806,556	Series 3877-GY	4.50%		06/15/2041	803,306
1,723,953	Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)	1.55	%(f)(h)	07/15/2041	145,405
1,600,180	Series 3910-ZE	5.00%		10/15/2034	1,636,510
2,866,091	Series 3919-KL	4.50%		09/15/2041	2,853,781
9,247,547	Series 3919-ZJ	4.00%		09/15/2041	9,012,550
545,986	Series 3942-JZ	4.00%		10/15/2041	526,253
3,376,519	Series 3944-AZ	4.00%		10/15/2041	3,255,791
1,454,946	Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)	1.45	%(h)	10/15/2041	1,180,730
7,129,238	Series 3969-AB	4.00%		10/15/2033	7,071,161
1,422,845	Series 3982-AZ	3.50%		01/15/2042	1,332,801
2,102,881	Series 3999-EZ	4.00%		02/15/2042	2,029,037
141,855	Series 4050-ND	2.50%		09/15/2041	140,292
3,173,400	Series 4121-AV	3.00%		12/15/2035	3,114,496
10,091,113	Series 4183-ZB	3.00	%(g)	03/15/2043	8,070,134
3,594,313	Series 4186-ZJ	3.00	%(g)	03/15/2033	3,389,398
40,143,373	Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.09	%(h)	06/15/2043	27,118,362
19,309,604	Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)	0.09	%(h)	07/15/2043	12,588,976
8,852,526	Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)	1.33	%(h)	09/15/2043	6,700,824
7,322,524	Series 4341-ZA	3.00%		05/15/2044	6,701,081
1,148,241	Series 4379-KA	3.00%		08/15/2044	1,096,297
32,457,099	Series 4384-ZY	3.00	%(g)	09/15/2044	29,534,386
5,386,496	Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)	1.18	%(f)(h)	07/15/2044	328,815
675,969	Series 4438-B	3.00%		10/15/2043	658,579
11,720,921	Series 4441-VZ	3.00	%(g)	02/15/2045	10,257,251
4,943,738	Series 4471-BA	3.00%		12/15/2041	4,892,486
4,298,852	Series 4471-BC	3.00%		12/15/2041	4,254,286
4,512,772	Series 4500-GO	0.00	%(k)	08/15/2045	3,599,035
7,966,073	Series 4504-CA	3.00%		04/15/2044	7,727,698
25,762,301	Series 4543-HG	2.70%		04/15/2044	24,805,041
12,545,039	Series 4632-MH	4.00%		11/15/2056	11,752,643
4,843,482	Series 4744-JA	3.00%		09/15/2047	4,478,067

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,361,909	Series 4744-KA	3.00%		08/15/2046	4,255,594
9,849,595	Series 4746-ZN	3.50%		12/15/2047	9,122,175
21,534,000	Series 4759-NL	3.00%		02/15/2048	18,795,788
7,175,018	Series 4776-YP	3.50%		02/15/2048	6,514,871
23,682,701	Series 4778-DZ	4.00%		04/15/2048	22,532,255
4,886,683	Series 4791-IO	3.00	%(f)	05/15/2048	705,773
24,928,349	Series 4791-JT	3.00%		05/15/2048	22,277,615
3,912,602	Series 4791-LI	3.00	%(f)	05/15/2048	602,341
3,912,602	Series 4791-LO	0.00	%(k)	05/15/2048	2,960,652
15,763,495	Series 4791-PO	0.00	%(k)	05/15/2048	12,389,822
10,547,139	Series 4792-A	3.00%		05/15/2048	9,425,406
7,041,119	Series 4793-C	3.00%		06/15/2048	6,343,278
6,489,084	Series 4795-AO	0.00	%(k)	05/15/2048	4,917,037
5,702,298	Series 4801-OG	0.00	%(k)	06/15/2048	4,547,050
21,877,965	Series 4857-J	3.40%		01/15/2049	20,626,664
8,920,905	Series 4901-BD	3.00%		07/25/2049	8,392,471
17,490,223	Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	08/25/2048	1,766,805
9,976,413	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(f)(h)	07/25/2050	1,393,788
34,888,978	Series 5007-IP	3.00	%(f)	07/25/2050	5,523,313
15,372,854	Series 5010-KI	3.00	%(f)	09/25/2050	2,329,095
11,496,867	Series 5023-YI	3.00	%(f)	10/25/2050	1,910,891
53,464,225	Series 5040-GI	2.00	%(f)	11/25/2050	6,277,972
29,424,094	Series 5050-BN	3.00%		11/25/2050	25,672,316
28,744,659	Series 5053-AI	3.00	%(f)	11/25/2050	5,356,708
9,581,553	Series 5053-PI	3.00	%(f)	11/25/2050	1,517,384
20,216,057	Series 5059-HI	3.00	%(f)	09/25/2050	3,144,559
22,844,247	Series 5059-ID	3.00	%(f)	01/25/2051	3,597,939
10,950,172	Series 5060-LT	2.00%		05/25/2050	8,926,199
5,649,733	Series 5062-PA	1.25%		01/25/2051	4,236,446
13,933,690	Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%		02/25/2051	11,196,693
26,846,020	Series 5077-CI	3.50	%(f)	02/25/2051	4,608,415
11,461,794	Series 5081-MI	2.50	%(f)	03/25/2051	1,621,332
36,021,050	Series 5083-IH	2.50	%(f)	03/25/2051	5,359,612
10,613,181	Series 5086-IB	3.00	%(f)	03/25/2051	1,626,064
13,371,336	Series 5086-IK	3.00	%(f)	03/25/2051	2,248,278
6,954,072	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(f)(h)	06/25/2051	18,642
15,141,998	Series 5117-D	2.00%		06/25/2051	13,430,045
16,418,845	Series 5118-PI	3.00	%(f)	03/25/2051	2,668,734
96,735,509	Series 5129-GI	3.00	%(f)	08/25/2050	16,596,757
61,492,809	Series 5130-IO	3.50	%(f)	08/25/2051	13,407,320
30,005,186	Series 5140-AI	3.50	%(f)	09/25/2051	5,698,537
10,316,001	Series 5140-B	2.00%		05/25/2040	9,152,746
31,610,128	Series 5140-HI	2.00	%(f)	08/25/2046	2,640,435
23,482,899	Series 5142-IP	3.00	%(f)	09/25/2051	3,952,463
34,675,150	Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(h)	09/25/2051	140,927
14,913,491	Series 5149-CI	3.00	%(f)	12/25/2043	1,928,204
20,094,003	Series 5150-AB	2.00%		04/25/2049	16,645,030
38,291,350	Series 5157-EI	3.00	%(f)	10/25/2051	4,617,925
13,051,057	Series 5157-P	1.50%		10/25/2051	10,527,701
8,745,319	Series 5159-CD	1.50%		07/25/2041	7,774,492
15,946,384	Series 5159-DI	3.00	%(f)	04/25/2048	2,362,564
28,129,921	Series 5159-UI	3.50	%(f)	08/25/2050	5,293,522
40,671,132	Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)	0.00	%(f)(h)	08/25/2050	1,147,406
19,492,289	Series 5160-ZY	3.00	%(g)	10/25/2050	13,815,400
27,217,649	Series 5171-GI	3.00	%(f)	12/25/2051	4,539,346
27,633,635	Series 5176-D	2.50%		01/25/2051	23,540,635
23,414,312	Series 5181-IL	3.00	%(f)	01/25/2052	3,845,117

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
13,934,743	Series 5187-LA	2.50%		10/25/2049	12,262,065
19,153,577	Series 5196-PE	2.00%		02/25/2052	16,885,553
20,904,370	Series 5202-DB	3.00%		05/25/2048	19,014,472
17,367,612	Series 5202-HA	2.50%		09/25/2048	15,518,871
56,781,621	Series 5209-IO	3.00	%(f)	10/25/2051	9,264,858
23,722,522	Series 5236-YI	2.50	%(f)	06/25/2049	2,467,363
66,998,443	Series 5279-IO	3.00	%(f)	03/25/2051	10,945,529
17,223,481	Series 5319-PO	0.00	%(k)	08/25/2050	11,913,821
73,400,894	Series 5321-PO	0.00	%(k)	08/25/2050	52,091,976
13,028,301	Series 5326-KO	0.00	%(k)	09/25/2050	9,194,633
34,073,486	Series 5326-MO	0.00	%(k)	09/25/2050	23,480,734
15,858,497	Series 5326-OP	0.00	%(k)	09/25/2050	11,198,108
27,451,166	Series 5326-UO	0.00	%(k)	10/25/2050	18,246,886
24,218,789	Series 5334-PO	0.00	%(k)	12/25/2050	17,756,887
12,236,787	Series 5352-LO	0.00	%(k)	10/15/2046	9,328,458
18,574,893	Series 5365-PO	0.00	%(k)	02/25/2037	15,173,109
19,131,063	Series 5377-IO	2.50	%(f)	12/25/2051	2,504,637
26,472,910	Series 5385-ZA	2.00	%(g)	01/25/2051	12,919,063
18,962,382	Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.41%		04/25/2054	18,949,494
32,917,786	Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.41%		07/25/2054	32,892,501
25,611,697	Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.41%		08/25/2054	25,584,364
43,577,234	Series 5452-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		09/25/2054	43,537,679
35,543,498	Series 5469-F (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	5.41%		09/25/2054	35,291,224
45,124,869	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		11/25/2054	45,056,207
35,884,332	Series 5471-FM (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.71%		11/25/2054	36,045,897
29,932,523	Series 5473-DF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.46%		11/25/2054	29,780,941
40,455,607	Series 5473-FP (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.61%		11/25/2054	40,490,455
40,363,190	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.66%		02/25/2054	40,471,440
68,475,110	Series 5478-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		02/25/2054	68,908,024
24,750,040	Series 5479-FB (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.71%		12/25/2054	24,861,465
31,778,915	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		12/25/2054	32,036,531
21,072,418	Series 5515-FB (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.71%		03/25/2055	21,171,690
44,104,792	Series 5515-FM (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.66%		03/25/2055	44,159,129
20,002,981	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		09/25/2054	19,967,715
28,610,434	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		09/25/2054	28,559,994
22,451,703	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		05/25/2054	22,418,115
28,122,362	Series 5543-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		06/25/2055	28,383,472
39,440,198	Series 5543-FG (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		06/25/2055	39,808,561
41,730,791	Series 5543-FM (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		06/25/2055	42,120,406
	Federal National Mortgage Association
51,035,672	Pool 310227	4.00%		01/01/2044	48,964,864
58,182,622	Pool 310233	3.50%		03/01/2044	54,072,404
15,766,702	Pool 387898	3.71%		08/01/2030	15,300,175

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,290,933	Pool 555743	5.00%	09/01/2033	2,316,615
1,760,710	Pool 735382	5.00%	04/01/2035	1,785,637
2,990,848	Pool 735402	5.00%	04/01/2035	3,033,191
1,961,818	Pool 735484	5.00%	05/01/2035	1,989,595
815,227	Pool 735667	5.00%	07/01/2035	825,599
680,178	Pool 735893	5.00%	10/01/2035	690,233
1,683,468	Pool 745275	5.00%	02/01/2036	1,709,049
71,536	Pool 888695	5.00%	08/01/2037	72,727
421,724	Pool 888968	5.00%	08/01/2035	427,695
3,366,347	Pool 890549	4.00%	11/01/2043	3,245,147
4,382,322	Pool 890565	3.00%	11/01/2043	3,966,227
251,503	Pool 931104	5.00%	05/01/2039	255,553
51,643	Pool 975116	5.00%	05/01/2038	52,461
680,816	Pool 986864	6.50%	08/01/2038	721,722
441,472	Pool 987316	6.50%	09/01/2038	466,911
3,179,896	Pool 995203	5.00%	07/01/2035	3,220,149
5,352,312	Pool 995849	5.00%	08/01/2036	5,428,036
3,825,107	Pool AB2123	4.00%	01/01/2031	3,802,846
251,086	Pool AB3713	4.00%	10/01/2031	248,352
2,089,606	Pool AB3796	3.50%	11/01/2031	2,051,057
648,099	Pool AB3850	4.00%	11/01/2041	610,229
503,254	Pool AB3923	4.00%	11/01/2041	473,834
7,592,044	Pool AB4167	3.50%	01/01/2032	7,448,283
6,160,717	Pool AB4261	3.50%	01/01/2032	6,043,070
1,181,378	Pool AB5084	3.50%	05/01/2032	1,158,627
2,823,626	Pool AB5156	3.50%	05/01/2032	2,767,492
4,053,917	Pool AB5212	3.50%	05/01/2032	3,975,816
2,508,683	Pool AB5243	4.00%	05/01/2042	2,362,041
5,829,085	Pool AB5911	3.00%	08/01/2032	5,653,219
2,597,365	Pool AB6280	3.00%	09/01/2042	2,345,915
3,016,873	Pool AB6349	3.00%	10/01/2032	2,920,286
8,195,345	Pool AB6750	3.00%	10/01/2032	7,928,318
4,508,960	Pool AB6751	3.00%	10/01/2032	4,358,927
26,628,226	Pool AB6854	3.00%	11/01/2042	24,088,530
20,820,398	Pool AB7077	3.00%	11/01/2042	18,847,622
8,735,455	Pool AB7776	3.00%	02/01/2043	7,889,758
9,430,595	Pool AB7877	3.00%	02/01/2043	8,517,580
3,812,070	Pool AB8418	3.00%	02/01/2033	3,682,236
6,211,414	Pool AB8520	3.00%	02/01/2033	5,994,778
8,004,547	Pool AB8703	3.00%	03/01/2038	7,410,535
2,818,778	Pool AB8858	3.00%	04/01/2033	2,723,648
6,846,266	Pool AB9020	3.00%	04/01/2038	6,338,199
4,824,233	Pool AB9197	3.00%	05/01/2033	4,648,138
2,827,358	Pool AB9409	3.00%	05/01/2033	2,726,474
74,228	Pool AD2177	4.50%	06/01/2030	74,193
245,479	Pool AD6438	5.00%	06/01/2040	248,666
142,088	Pool AD7859	5.00%	06/01/2040	143,932
2,106,456	Pool AH0607	4.00%	12/01/2040	2,036,516
109,535	Pool AH1140	4.50%	12/01/2040	106,049
1,556,762	Pool AH4437	4.00%	01/01/2041	1,469,653
397,629	Pool AH7309	4.00%	02/01/2031	394,717
154,004	Pool AH9323	4.00%	04/01/2026	153,184
733,826	Pool AJ1265	4.00%	09/01/2041	700,449
50,684	Pool AJ1399	4.00%	09/01/2041	47,721
1,390,021	Pool AJ1467	4.00%	10/01/2041	1,312,229
1,422,393	Pool AJ3392	4.00%	10/01/2041	1,339,265
1,014,925	Pool AJ3854	4.00%	10/01/2041	955,598
4,470,613	Pool AJ4118	4.00%	11/01/2041	4,220,443
1,218,129	Pool AJ4131	4.00%	10/01/2041	1,146,934
1,674,410	Pool AJ7677	3.50%	12/01/2041	1,535,651
922,103	Pool AJ8334	4.00%	12/01/2041	868,199
5,794,212	Pool AK0713	3.50%	01/01/2032	5,689,098

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,111,770	Pool AK4039	4.00%	02/01/2042	1,046,776
2,289,514	Pool AK4763	4.00%	02/01/2042	2,161,392
1,035,059	Pool AK9438	4.00%	03/01/2042	974,567
1,582,685	Pool AK9439	4.00%	03/01/2042	1,490,197
433,835	Pool AK9446	4.50%	03/01/2042	425,650
21,078,686	Pool AL3883	3.00%	07/01/2043	18,985,987
65,464	Pool AL4292	4.50%	04/01/2026	65,244
3,379,535	Pool AL4312	4.00%	10/01/2043	3,254,705
8,226,982	Pool AL6075	3.50%	09/01/2053	7,334,193
15,067,085	Pool AL6076	3.00%	06/01/2053	13,092,868
19,528,766	Pool AL6141	4.00%	04/01/2042	18,851,983
18,794,841	Pool AL6325	3.00%	10/01/2044	16,971,263
5,709,581	Pool AL6486	4.50%	02/01/2045	5,590,460
17,171,833	Pool AL6538	4.50%	06/01/2044	17,110,417
18,293,389	Pool AL8304	3.50%	03/01/2046	16,989,072
8,911,610	Pool AL9220	3.00%	06/01/2045	8,052,673
10,158,468	Pool AL9445	3.00%	07/01/2031	9,923,407
23,524,739	Pool AM8510	3.15%	05/01/2035	21,082,076
25,718,182	Pool AM8950	3.14%	06/01/2040	23,215,821
4,112,216	Pool AN5480	3.43%	06/01/2037	3,838,489
217,500,000	Pool AN6680	3.37%	11/01/2047	173,507,143
9,931,721	Pool AN7452	3.12%	11/01/2032	9,182,824
20,325,984	Pool AN8121	3.16%	01/01/2035	18,278,504
3,683,980	Pool AN9452	3.75%	06/01/2030	3,525,226
3,364,023	Pool AO2980	4.00%	05/01/2042	3,167,419
11,457,161	Pool AP4787	3.50%	09/01/2042	10,507,518
9,353,098	Pool AP4789	3.50%	09/01/2042	8,577,773
5,125,692	Pool AQ5541	3.00%	12/01/2042	4,634,687
5,113,803	Pool AR9856	3.00%	04/01/2043	4,626,110
4,779,804	Pool AS1927	4.50%	03/01/2044	4,686,990
5,924,216	Pool AS2038	4.50%	03/01/2044	5,816,499
3,174,546	Pool AS2517	4.50%	05/01/2044	3,108,980
1,459,467	Pool AS2551	4.50%	06/01/2044	1,432,010
1,685,337	Pool AS2765	4.50%	07/01/2044	1,650,159
7,218,923	Pool AS3201	3.00%	08/01/2034	6,904,596
3,342,822	Pool AS3456	3.00%	10/01/2034	3,195,174
6,667,785	Pool AS3666	3.00%	10/01/2034	6,355,693
24,762,710	Pool AS3961	3.00%	12/01/2044	22,134,714
10,152,366	Pool AS4154	3.00%	12/01/2044	9,062,377
5,558,710	Pool AS4212	3.00%	01/01/2035	5,298,767
8,173,193	Pool AS4281	3.00%	01/01/2035	7,784,373
7,249,284	Pool AS4345	3.50%	01/01/2045	6,772,807
8,278,180	Pool AS4360	3.00%	01/01/2035	7,872,479
8,696,045	Pool AS4779	3.00%	04/01/2035	8,258,648
7,116,002	Pool AS4780	3.00%	04/01/2035	6,761,498
8,997,497	Pool AS4840	3.00%	04/01/2035	8,545,017
6,078,292	Pool AS4881	3.00%	05/01/2035	5,772,729
12,064,999	Pool AS7473	3.00%	07/01/2046	10,508,334
23,846,922	Pool AS7661	3.00%	08/01/2046	20,769,893
16,086,603	Pool AS8056	3.00%	10/01/2046	14,279,460
22,280,101	Pool AS8111	3.00%	10/01/2041	20,156,162
13,942,310	Pool AS8269	3.00%	11/01/2046	12,376,062
12,346,834	Pool AS8306	3.00%	11/01/2041	11,185,118
14,569,932	Pool AS8356	3.00%	11/01/2046	12,689,957
11,624,041	Pool AX9696	3.00%	07/01/2045	10,124,320
13,781,009	Pool AY3974	3.00%	03/01/2045	12,289,816
5,551,778	Pool AY4295	3.00%	02/01/2045	4,842,346
395,335	Pool AY4296	3.00%	01/01/2045	344,315
2,591,826	Pool AY5471	3.00%	03/01/2045	2,257,371
4,511,649	Pool AZ0576	3.50%	04/01/2042	4,165,661
7,213,762	Pool BC0785	3.50%	04/01/2046	6,666,597
13,482,293	Pool BC9003	3.00%	11/01/2046	11,973,302

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,176,035	Pool BC9081	3.00%		12/01/2046	6,372,878
64,928,625	Pool BF0314	3.00%		01/01/2053	56,853,346
56,500,146	Pool BF0353	3.00%		05/01/2053	49,472,289
28,288,532	Pool BF0391	3.00%		09/01/2053	24,770,031
19,547,405	Pool BK8257	1.50%		12/01/2050	14,363,960
15,748,072	Pool BK8267	2.50%		12/01/2050	13,294,446
9,000,000	Pool BL0357	3.89%		10/01/2038	8,076,144
43,451,856	Pool BL0870	4.28%		12/01/2048	38,191,468
4,912,129	Pool BL2303	3.36%		05/01/2031	4,682,261
8,860,000	Pool BL4038	2.98%		09/01/2034	7,847,470
8,190,000	Pool BL5840	2.73%		02/01/2035	6,876,621
6,230,729	Pool BL6639	2.66%		05/01/2050	4,825,210
16,167,425	Pool BL6689	2.19%		05/01/2032	14,167,944
36,488,000	Pool BL7110	1.76%		07/01/2035	28,980,279
3,568,101	Pool BL7331	2.23%		07/01/2040	2,548,700
20,400,000	Pool BL7424	1.65%		08/01/2035	15,776,621
40,000,000	Pool BL8165	1.35%		09/01/2032	33,014,247
31,501,875	Pool BL8269	1.51%		09/01/2035	24,477,141
17,000,000	Pool BL8977	1.20%		11/01/2030	14,533,871
10,463,693	Pool BL9284	2.23%		12/01/2050	7,452,614
53,000,000	Pool BL9576	2.24%		12/01/2050	35,884,889
15,743,622	Pool BM5299	3.00%		12/01/2046	13,982,484
24,502,647	Pool BM5633	3.00%		07/01/2047	21,741,243
3,652,438	Pool BM5834	3.00%		04/01/2048	3,181,350
43,330,320	Pool BM6779	2.00%		08/01/2051	33,618,889
156,150,369	Pool BM6831	1.92	%(b)	10/01/2033	129,119,144
76,751,113	Pool BM6857	1.83	%(b)	12/01/2031	66,331,869
19,595,599	Pool BM7154 (30 day avg SOFR US + 2.29%, 2.29% Floor, 9.72% Cap)	4.72%		03/01/2053	19,541,496
24,749,860	Pool BM7164 (30 day avg SOFR US + 2.27%, 2.27% Floor, 9.54% Cap)	4.54%		03/01/2053	24,532,985
7,879,679	Pool BQ6432	2.00%		08/01/2051	6,113,701
15,024,347	Pool BQ6564	2.00%		09/01/2051	11,656,990
27,552,592	Pool BR2290 (30 day avg SOFR US + 2.12%, 2.12% Floor, 7.01% Cap)	2.02%		08/01/2051	25,007,313
5,592,000	Pool BS2500	1.81%		06/01/2030	4,989,586
3,000,000	Pool BS2580	2.15%		08/01/2033	2,522,605
9,975,000	Pool BS2834	2.24%		08/01/2041	6,922,341
34,043,000	Pool BS3101	1.91%		09/01/2033	28,296,063
2,595,000	Pool BS3163	1.75%		08/01/2030	2,303,187
19,880,000	Pool BS3192	2.03%		09/01/2036	15,179,928
16,125,000	Pool BS3314	1.83%		10/01/2033	13,358,733
25,042,000	Pool BS3426	1.76%		11/01/2031	21,324,519
12,048,000	Pool BS3431	1.83%		11/01/2033	9,911,624
6,536,000	Pool BS3434	1.83%		11/01/2033	5,377,023
32,694,000	Pool BS3442	2.12%		10/01/2036	25,287,839
7,339,000	Pool BS3955	2.30%		12/01/2036	5,786,468
48,972,000	Pool BS4111	1.98%		01/01/2032	42,580,664
46,000,000	Pool BS4125	2.32%		12/01/2031	40,934,365
20,461,656	Pool BS4177	1.94%		12/01/2031	17,904,257
12,500,000	Pool BS4213	2.46%		12/01/2036	10,195,957
18,199,000	Pool BS4225	2.36%		01/01/2037	14,528,354
19,825,296	Pool BS4273	1.93%		12/01/2031	17,304,516
33,675,000	Pool BS4276	2.03%		01/01/2032	29,492,485
51,025,000	Pool BS4306	1.92%		01/01/2032	43,704,874
26,822,938	Pool BS4319	2.35%		01/01/2039	20,865,668
30,761,000	Pool BS4333	1.89%		01/01/2032	26,492,854
12,000,000	Pool BS4334	2.01%		01/01/2034	9,841,176
17,699,306	Pool BS4359	1.99%		01/01/2032	15,542,019
53,950,000	Pool BS4453	1.96%		01/01/2032	46,668,422
51,688,000	Pool BS4524	2.02%		01/01/2032	44,628,595
41,850,000	Pool BS4736	2.00%		02/01/2032	35,945,373

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
24,500,000	Pool BS4737	2.00%	02/01/2032	21,043,289
20,155,000	Pool BS4951	2.63%	04/01/2032	17,964,322
10,932,605	Pool BS5636	3.72%	06/01/2032	10,481,195
6,678,790	Pool BS5685	4.20%	05/01/2052	5,904,467
8,665,000	Pool BS6102	4.10%	08/01/2032	8,462,308
4,200,000	Pool BS6131	3.89%	07/01/2032	4,035,377
3,600,000	Pool BS6419	3.89%	09/01/2032	3,475,706
24,762,678	Pool BS6649	3.89%	10/01/2032	23,828,259
159,468,000	Pool BS6912	4.33%	12/01/2032	157,157,046
4,131,000	Pool BS7305	5.22%	01/01/2032	4,292,472
7,863,000	Pool BS7410	5.48%	01/01/2033	8,164,138
3,255,920	Pool BS7503	4.87%	04/01/2031	3,323,521
10,467,000	Pool BS8014	4.84%	03/01/2033	10,655,108
8,333,000	Pool BS8657	5.10%	06/01/2030	8,550,651
5,533,044	Pool BS8987	5.15%	07/01/2040	5,529,521
18,259,414	Pool BS9321	5.27%	08/01/2040	18,433,341
1,521,462	Pool BT6556	2.00%	07/01/2051	1,180,449
9,755,395	Pool BV8021	4.50%	08/01/2052	9,359,005
16,379,728	Pool BV8479	3.00%	04/01/2052	14,320,681
32,435,355	Pool BV9869	3.00%	05/01/2052	28,101,870
10,550,000	Pool BZ0079	5.21%	01/01/2034	10,988,821
27,755,000	Pool BZ0115	5.27%	12/01/2033	28,945,476
14,016,000	Pool BZ0452	5.36%	02/01/2054	13,870,569
138,103,000	Pool BZ1178	5.81%	06/01/2031	143,318,377
49,221,000	Pool BZ2148	4.40%	10/01/2029	49,281,865
21,450,000	Pool BZ2151	4.40%	10/01/2029	21,476,524
16,000,000	Pool BZ3061	5.26%	02/01/2030	16,304,136
6,727,328	Pool CA0862	3.50%	09/01/2047	6,188,498
3,817,619	Pool CA3898	3.00%	07/01/2034	3,701,434
3,713,612	Pool CA4413	3.00%	10/01/2049	3,206,910
32,798,875	Pool CA7235	2.50%	10/01/2050	27,674,099
10,701,765	Pool CA7671	2.50%	11/01/2040	9,740,610
18,489,102	Pool CA7789	2.50%	11/01/2040	16,738,397
14,234,795	Pool CB0189	3.00%	04/01/2051	12,439,127
13,361,722	Pool CB1055 (30 day avg SOFR US + 2.22%, 2.22% Floor, 6.86% Cap)	1.86%	07/01/2051	12,090,929
2,840,832	Pool CB1648	2.00%	09/01/2051	2,204,160
62,855,422	Pool CB3116	3.00%	03/01/2052	55,061,660
57,279,128	Pool CB3166	3.00%	03/01/2052	50,066,418
12,089,111	Pool CB3332	3.50%	04/01/2052	10,998,590
82,835,175	Pool CB4291	5.00%	08/01/2052	81,686,311
41,604,000	Pool CB4347	5.00%	08/01/2052	41,422,582
48,091,652	Pool CB4391	4.50%	08/01/2052	46,150,972
60,024,210	Pool CB5221	5.00%	12/01/2052	59,185,576
17,278,922	Pool CB6266	6.00%	05/01/2053	17,700,798
35,507,955	Pool CB7272	6.00%	10/01/2053	36,435,978
22,092,526	Pool CB7335	5.50%	10/01/2053	22,332,558
16,578,606	Pool CB7433	5.50%	11/01/2053	16,786,734
27,735,976	Pool CB7781	5.50%	01/01/2054	27,837,374
42,586,381	Pool CB7996	6.00%	02/01/2054	43,786,830
38,991,273	Pool CB8138	5.50%	03/01/2054	39,394,650
37,975,664	Pool CB8680	5.50%	06/01/2054	38,349,755
49,739,962	Pool CB8692	5.50%	06/01/2054	50,374,060
69,529,975	Pool CB8845	5.50%	07/01/2054	70,416,364
66,092,376	Pool CB8851	6.00%	07/01/2054	67,935,992
53,090,077	Pool CB8986	5.50%	08/01/2054	53,736,527
50,666,778	Pool CB9138	5.50%	09/01/2054	51,265,187
26,260,683	Pool CB9139	5.50%	09/01/2054	26,503,792
97,790,238	Pool CB9147	5.50%	09/01/2054	98,980,989
48,090,457	Pool CB9321	5.50%	10/01/2054	48,676,036
22,099,758	Pool FA0475	5.50%	12/01/2054	22,239,013
40,367,310	Pool FM1000	3.00%	04/01/2047	35,834,902

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
21,357,603	Pool FM4347	2.50%	09/01/2050	18,004,179
38,308,601	Pool FM4752	2.50%	11/01/2050	32,365,506
42,035,712	Pool FM4792	2.50%	11/01/2050	35,482,950
23,293,476	Pool FM4913	2.50%	11/01/2050	19,657,478
30,244,242	Pool FM5150	2.00%	12/01/2050	24,295,805
4,402,849	Pool FM6864	1.50%	04/01/2041	3,656,555
55,673,784	Pool FM7557	3.50%	03/01/2050	50,963,506
24,861,147	Pool FM8158	2.50%	07/01/2051	21,151,109
56,524,788	Pool FM8215	2.50%	03/01/2051	47,682,315
41,007,874	Pool FM8304	4.00%	07/01/2049	38,796,307
54,656,249	Pool FM8435	2.50%	09/01/2051	46,100,525
98,287,599	Pool FM8533	2.50%	03/01/2051	83,003,343
61,551,387	Pool FM8769	2.50%	09/01/2051	51,894,637
32,771,658	Pool FM8780	2.50%	09/01/2051	27,542,842
9,355,610	Pool FM9422	2.00%	01/01/2051	7,471,455
26,491,289	Pool FM9490	2.00%	11/01/2051	21,374,082
34,168,648	Pool FP0043	2.00%	10/01/2050	27,265,807
29,306,775	Pool FP0088	2.00%	10/01/2051	23,332,723
10,528,263	Pool FP0107	3.50%	06/01/2047	9,885,755
30,660,162	Pool FS0009	3.50%	11/01/2051	27,738,261
12,243,258	Pool FS0400	3.00%	01/01/2052	10,789,253
46,994,928	Pool FS1472	3.50%	11/01/2050	42,802,095
77,597,429	Pool FS2320	2.50%	04/01/2051	64,713,985
15,282,555	Pool FS2588	4.50%	08/01/2052	14,665,832
14,234,081	Pool FS2837	4.00%	09/01/2052	13,281,646
13,824,965	Pool FS5618	5.50%	08/01/2053	14,059,558
45,246,929	Pool FS5987	2.50%	04/01/2051	38,220,020
33,386,491	Pool FS6232	2.00%	03/01/2052	26,880,121
15,844,543	Pool FS6422	6.00%	11/01/2053	16,422,240
60,187,531	Pool FS6582	6.00%	12/01/2053	61,864,415
21,841,714	Pool FS6843	6.00%	01/01/2054	22,459,491
45,630,192	Pool FS7114	5.50%	02/01/2054	46,211,724
20,526,706	Pool FS7423	5.50%	03/01/2054	20,713,883
30,718,522	Pool FS8152	6.00%	06/01/2054	31,478,810
26,296,350	Pool FS8643	6.00%	07/01/2054	27,045,416
26,582,977	Pool FS8999	6.00%	08/01/2054	27,391,803
14,148,241	Pool FS9026	5.50%	09/01/2053	14,313,781
20,168,839	Pool FS9671	5.50%	11/01/2054	20,414,426
397,928	Pool MA0264	4.50%	12/01/2029	399,548
1,444,334	Pool MA0353	4.50%	03/01/2030	1,450,724
291,791	Pool MA0406	4.50%	05/01/2030	293,217
33,004	Pool MA0445	5.00%	06/01/2040	32,236
64,816	Pool MA0468	5.00%	07/01/2040	63,306
467,643	Pool MA0534	4.00%	10/01/2030	464,762
109,161	Pool MA0587	4.00%	12/01/2030	108,451
2,818,679	Pool MA0616	4.00%	01/01/2031	2,799,981
946,318	Pool MA0896	4.00%	11/01/2041	891,012
9,923,442	Pool MA0949	3.50%	01/01/2032	9,737,093
5,920,378	Pool MA1010	3.50%	03/01/2032	5,808,246
1,490,584	Pool MA1039	3.50%	04/01/2042	1,367,072
7,980,941	Pool MA1059	3.50%	05/01/2032	7,827,199
982,452	Pool MA1068	3.50%	05/01/2042	901,032
2,724,737	Pool MA1093	3.50%	06/01/2042	2,498,894
1,795,855	Pool MA1094	4.00%	06/01/2042	1,690,889
11,055,757	Pool MA1107	3.50%	07/01/2032	10,838,526
24,285,329	Pool MA1117	3.50%	07/01/2042	22,272,234
24,537,525	Pool MA1136	3.50%	08/01/2042	22,503,730
7,680,800	Pool MA1138	3.50%	08/01/2032	7,558,030
7,339,935	Pool MA1179	3.50%	09/01/2042	6,731,539
1,514,957	Pool MA1201	3.50%	10/01/2032	1,485,244
12,341,087	Pool MA1209	3.50%	10/01/2042	11,318,086
10,137,582	Pool MA1237	3.00%	11/01/2032	9,770,771

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,152,967	Pool MA1242	3.50%		11/01/2042	1,057,392
5,754,608	Pool MA1338	3.00%		02/01/2033	5,537,981
3,152,842	Pool MA1490	3.00%		07/01/2033	3,039,219
4,263,033	Pool MA2114	3.50%		12/01/2044	3,898,807
3,077,875	Pool MA2151	3.50%		01/01/2045	2,814,903
9,846,822	Pool MA2164	3.50%		02/01/2035	9,574,493
9,058,292	Pool MA2166	3.50%		02/01/2045	8,284,279
9,067,173	Pool MA2248	3.00%		04/01/2045	7,908,576
11,776,627	Pool MA2621	3.50%		05/01/2046	10,727,441
14,106,919	Pool MA2649	3.00%		06/01/2046	12,286,620
12,856,299	Pool MA2650	3.50%		06/01/2046	11,711,042
4,313,413	Pool MA2673	3.00%		07/01/2046	3,756,828
15,665,640	Pool MA2711	3.00%		08/01/2046	13,644,278
1,515,355	Pool MA2743	3.00%		09/01/2046	1,319,812
35,001,765	Pool MA2806	3.00%		11/01/2046	31,084,201
11,262,966	Pool MA2833	3.00%		12/01/2046	9,997,701
14,319,516	Pool MA2895	3.00%		02/01/2047	12,698,942
6,255,384	Pool MA3357	4.00%		05/01/2048	5,924,295
8,234,863	Pool MA3614	3.50%		03/01/2049	7,514,515
1,406,417	Pool MA3894	4.00%		09/01/2031	1,396,780
32,139,897	Pool MA4100	2.00%		08/01/2050	25,477,763
70,200,068	Pool MA4191	2.00%		11/01/2050	54,380,261
83,453,256	Pool MA4306	2.50%		04/01/2051	69,731,580
18,857,305	Pool MA5480	5.50%		09/01/2044	19,201,004
53,509,112	Pool MA5503	5.50%		10/01/2044	54,456,891
191,751	Series 2002-70-QZ	5.50%		11/25/2032	197,552
283,144	Series 2002-75-ZG	5.50%		11/25/2032	290,852
728,000	Series 2003-29-ZL	5.00%		04/25/2033	739,744
340,319	Series 2003-64-ZG	5.50%		07/25/2033	351,422
2,959,349	Series 2003-84-PZ	5.00%		09/25/2033	3,014,795
145,792	Series 2004-46-PJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	03/25/2034	823
867,262	Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)	3.28	%(f)(h)	07/25/2034	96,251
780	Series 2005-107-EG	4.50%		01/25/2026	777
160,484	Series 2005-37-ZK	4.50%		05/25/2035	157,844
1,433,003	Series 2005-87-SG (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.28	%(f)(h)	10/25/2035	127,044
1,350,459	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.16	%(f)(h)	10/25/2036	156,664
549,241	Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)	1.90	%(f)(h)	01/25/2037	62,694
226,960	Series 2006-16-HZ	5.50%		03/25/2036	236,968
1,965,970	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.33	%(f)(h)	07/25/2036	174,677
224,057	Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.18	%(f)(h)	10/25/2036	16,356
2,757,898	Series 2007-109-VZ	5.00%		10/25/2035	2,810,023
342,829	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(f)(h)	05/25/2037	27,283
2,188,441	Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)	2.39	%(f)(h)	03/25/2037	259,778
1,052,523	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	2.02	%(f)(h)	04/25/2037	122,729
110,505	Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)	1.69	%(f)(h)	04/25/2037	8,456
902,632	Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(f)(h)	04/25/2037	77,664
860,491	Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)	2.20	%(f)(h)	10/25/2036	90,330
1,546,870	Series 2007-60-VZ	6.00%		07/25/2037	1,638,768
673,468	Series 2007-71-GZ	6.00%		07/25/2047	713,803

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,111,557	Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)	1.45	%(f)(h)	08/25/2037	118,881
165,302	Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.23	%(f)(h)	03/25/2037	10,596
1,118,271	Series 2008-29-ZA	4.50%		04/25/2038	1,115,874
2,235,018	Series 2008-48-BE	5.00%		06/25/2034	2,278,026
223,868	Series 2008-48-SD (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	06/25/2037	17,734
293,443	Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(f)(h)	02/25/2038	20,886
97,008	Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(f)(h)	07/25/2038	7,589
224,747	Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	02/25/2037	17,087
267,990	Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	07/25/2038	18,604
179,609	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	07/25/2038	11,357
619,856	Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	08/25/2038	58,078
143,045	Series 2008-81-LP	5.50%		09/25/2038	146,087
1,378,343	Series 2009-106-EZ	4.50%		01/25/2040	1,372,394
216,096	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(f)(h)	01/25/2040	22,883
98,050	Series 2009-16-MZ	5.00%		03/25/2029	97,583
512,765	Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	06/25/2039	40,291
500,193	Series 2009-42-SX (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	06/25/2039	42,626
209,228	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(f)(h)	07/25/2039	11,512
155,391	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.53	%(f)(h)	07/25/2039	13,570
1,559,827	Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.33	%(f)(h)	07/25/2039	153,968
196,887	Series 2009-51-BZ	4.50%		07/25/2039	196,132
311,432	Series 2009-54-EZ	5.00%		07/25/2039	316,325
200,090	Series 2009-70-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.38	%(f)(h)	09/25/2039	18,999
1,087,632	Series 2009-80-PM	4.50%		10/25/2039	1,082,584
1,009,903	Series 2009-83-Z	4.50%		10/25/2039	1,005,342
3,584,415	Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)	2.81	%(f)(h)	01/25/2036	344,634
6,330,322	Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.33	%(f)(h)	10/25/2039	703,918
369,623	Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)	1.30	%(f)(h)	04/25/2037	23,192
150,792	Series 2009-94-BC	5.00%		11/25/2039	154,679
1,551,791	Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.93	%(f)(h)	02/25/2040	162,270
544,567	Series 2010-10-ZA	4.50%		02/25/2040	541,899
4,561,892	Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)	0.06	%(f)(h)	09/25/2040	175,223
2,531,650	Series 2010-101-ZC	4.50%		09/25/2040	2,516,670
680,833	Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.53	%(f)(h)	10/25/2050	62,276
862,514	Series 2010-116-Z	4.00%		10/25/2040	832,751
194,085	Series 2010-117-SA (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.08	%(f)(h)	10/25/2040	8,266
635,850	Series 2010-120-KD	4.00%		10/25/2040	613,888
5,274,894	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.08	%(f)(h)	10/25/2040	198,675
242,685	Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)	6.30	%(h)	11/25/2040	312,972

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
178,693	Series 2010-126-SX (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.72	%(h)	11/25/2040	160,490
942,237	Series 2010-128-HZ	4.00%		11/25/2040	909,127
523,107	Series 2010-132-Z	4.50%		11/25/2040	519,401
77,729	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.72	%(h)	12/25/2040	76,641
3,852,561	Series 2010-142-AZ	4.00%		12/25/2040	3,723,603
9,888	Series 2010-148-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.23	%(f)(h)	01/25/2026	24
2,613,775	Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.03	%(f)(h)	03/25/2040	244,117
703,729	Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(f)(h)	02/25/2050	84,970
993,060	Series 2010-21-DZ	5.00%		03/25/2040	1,018,035
477,189	Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.53	%(f)(h)	03/25/2040	22,419
486,390	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.58	%(f)(h)	04/25/2040	25,982
535,089	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.51	%(f)(h)	04/25/2040	24,707
147,407	Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.03	%(f)(h)	04/25/2040	5,250
64,613	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.03	%(f)(h)	04/25/2040	1,153
592,651	Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)	1.81	%(f)(h)	02/25/2040	48,154
494,917	Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.53	%(f)(h)	05/25/2040	24,964
2,820,626	Series 2010-49-ZW	4.50%		05/25/2040	2,808,590
272,784	Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)	1.11	%(h)	06/25/2040	263,957
1,831,109	Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.35	%(f)(h)	06/25/2040	163,185
2,194,705	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.58	%(f)(h)	01/25/2040	97,589
135,630	Series 2010-60-VZ	5.00%		10/25/2039	136,613
158,810	Series 2010-61-EL	4.50%		06/25/2040	158,068
2,139,289	Series 2010-64-EZ	5.00%		06/25/2040	2,192,142
1,435,228	Series 2010-79-CZ	4.00%		07/25/2040	1,389,085
790,844	Series 2010-84-ZC	4.50%		08/25/2040	786,846
1,581,685	Series 2010-84-ZD	4.50%		08/25/2040	1,573,688
2,101,213	Series 2010-84-ZG	4.50%		08/25/2040	2,089,731
339,270	Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)	0.88	%(f)(h)	02/25/2040	19,267
145,968	Series 2010-90-SA (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.43	%(f)(h)	08/25/2040	11,020
620,658	Series 2010-94-Z	4.50%		08/25/2040	615,345
2,803,697	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.86	%(h)	09/25/2040	3,094,229
520,021	Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)	1.25	%(h)	11/25/2041	420,522
1,402,431	Series 2011-111-CZ	4.00%		11/25/2041	1,351,818
3,066,834	Series 2011-111-EZ	5.00%		11/25/2041	3,133,110
800,253	Series 2011-111-VZ	4.00%		11/25/2041	770,869
162,400	Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)	2.05	%(f)(h)	03/25/2041	12,339
2,656,884	Series 2011-2-GZ	4.00%		02/25/2041	2,580,028
197,197	Series 2011-25-KY	3.00%		04/25/2026	195,803
1,098,143	Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)	0.15	%(h)	04/25/2041	951,712
1,106,757	Series 2011-36-VZ	4.50%		05/25/2041	1,099,716
2,574,778	Series 2011-37-Z	4.50%		05/25/2041	2,563,353
3,860,444	Series 2011-38-BZ	4.00%		05/25/2041	3,812,143
197,986	Series 2011-39-CB	3.00%		05/25/2026	196,493

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,183,836	Series 2011-39-ZD	4.00%		02/25/2041	3,078,498
1,032,143	Series 2011-40-LZ	4.50%		05/25/2041	1,025,449
1,222,023	Series 2011-42-MZ	4.50%		05/25/2041	1,206,512
2,555,486	Series 2011-45-ZB	4.50%		05/25/2041	2,539,232
7,668,394	Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.87%		06/25/2041	7,591,101
535,466	Series 2011-59-MA	4.50%		07/25/2041	535,310
307,319	Series 2011-60-EL	3.00%		07/25/2026	305,155
4,794,592	Series 2011-64-DB	4.00%		07/25/2041	4,703,814
2,973,275	Series 2011-77-Z	3.50%		08/25/2041	2,815,856
1,605,857	Series 2012-111-LB	3.50%		05/25/2041	1,546,863
13,423,583	Series 2012-111-MJ	4.00%		04/25/2042	12,819,947
12,928,794	Series 2012-122-DB	3.00%		11/25/2042	11,889,580
3,195,762	Series 2012-14-BZ	4.00%		03/25/2042	3,099,348
7,710,970	Series 2012-20-ZT	3.50%		03/25/2042	7,321,337
6,324,392	Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.87%		07/25/2042	6,249,857
46,094	Series 2012-80-EA	2.00%		04/25/2042	45,586
15,459,655	Series 2012-86-ZC	3.50%		08/25/2042	14,598,005
11,176,427	Series 2012-99-QE	3.00%		09/25/2042	10,241,730
17,974,306	Series 2013-130-ZE	3.00%		01/25/2044	16,158,853
23,947,075	Series 2013-133-ZT	3.00%		01/25/2039	22,663,878
994,109	Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)	0.00	%(h)	06/25/2043	548,762
1,873,674	Series 2013-81-ZQ	3.00	%(g)	08/25/2043	1,295,242
4,950,820	Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(f)(h)	12/25/2042	380,061
115,098	Series 2014-46-NZ	3.00	%(g)	06/25/2043	80,705
39,341,740	Series 2014-64-NZ	3.00%		10/25/2044	35,440,476
14,285,814	Series 2014-67-DZ	3.00%		10/25/2044	13,054,099
26,475,063	Series 2014-77-VZ	3.00	%(g)	11/25/2044	24,117,204
34,000,931	Series 2014-84-KZ	3.00	%(g)	12/25/2044	30,874,121
2,983,009	Series 2015-11-A	3.00%		05/25/2034	2,928,810
16,215,387	Series 2015-49-A	3.00%		03/25/2044	15,560,444
10,086,738	Series 2015-52-GZ	3.00%		07/25/2045	9,144,494
30,932,597	Series 2015-88-BA	3.00%		04/25/2044	29,826,658
2,444,848	Series 2015-94-MA	3.00%		01/25/2046	2,192,650
6,239,109	Series 2016-2-JA	2.50%		02/25/2046	6,032,672
749,102	Series 2016-79-EP	3.00%		01/25/2044	740,804
7,159,881	Series 2016-95-AG	2.50%		06/25/2037	6,762,716
11,248,581	Series 2017-57-BC	3.00%		08/25/2057	9,869,605
8,370,405	Series 2018-21-IO	3.00	%(f)	04/25/2048	1,385,747
13,825,097	Series 2018-21-PO	0.00	%(k)	04/25/2048	9,976,432
35,651,284	Series 2018-27-AO	0.00	%(k)	05/25/2048	27,167,754
8,110,831	Series 2018-65-DA	3.00%		09/25/2048	7,209,276
24,747,419	Series 2018-7-CD	3.00%		02/25/2048	22,430,987
18,530,200	Series 2018-85-PO	0.00	%(k)	12/25/2048	14,105,158
12,814,492	Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(f)(h)	12/25/2049	1,491,949
37,509,895	Series 2019-78-ZB	3.00%		01/25/2050	32,742,436
204,731,262	Series 2019-M16-X	1.29	%(b)(f)	07/25/2031	8,468,668
460,457,913	Series 2019-M18-X	0.83	%(b)(f)	08/25/2029	9,627,668
195,256,142	Series 2019-M24-2XA	1.27	%(b)(f)	03/25/2031	9,011,286
260,926,644	Series 2019-M24-XA	1.37	%(b)(f)	03/25/2029	9,054,989
152,758,254	Series 2019-M7-X	0.44	%(b)(f)	04/25/2029	1,614,227
28,670,390	Series 2020-47-GL	2.00%		05/25/2046	25,511,067
7,865,290	Series 2020-53-CG	2.00%		08/25/2050	6,657,928
43,557,909	Series 2020-54-AB	1.00%		08/25/2050	33,798,320
9,663,758	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(f)(h)	08/25/2050	1,245,590
11,424,535	Series 2020-59-QZ	3.00%		08/25/2040	10,379,316
16,614,264	Series 2020-61-AI	3.00	%(f)	09/25/2050	2,348,712
7,723,762	Series 2020-61-DC	1.50%		09/25/2060	5,856,558

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
29,273,732	Series 2020-61-DI	3.00	%(f)	09/25/2060	4,659,362
21,279,418	Series 2020-96-BI	3.00	%(f)	01/25/2051	3,711,903
20,536,322	Series 2020-97-EI	2.00	%(f)	01/25/2051	2,593,883
23,688,283	Series 2020-99-IQ	3.00	%(f)	01/25/2051	4,164,540
344,648,467	Series 2020-M10-X2	1.84	%(b)(f)	12/25/2030	19,556,388
160,591,231	Series 2020-M10-X8	0.77	%(b)(f)	12/25/2027	1,539,283
74,192,923	Series 2020-M13-X2	1.33	%(b)(f)	09/25/2030	2,566,482
444,515,997	Series 2020-M15-X1	1.56	%(b)(f)	09/25/2031	27,616,401
104,796,621	Series 2020-M27-X1	0.94	%(b)(f)	03/25/2031	2,859,198
156,567,020	Series 2020-M54-X	1.58	%(b)(f)	12/25/2033	8,685,493
52,603,531	Series 2020-M7-X2	1.33	%(b)(f)	03/25/2031	2,324,240
10,118,369	Series 2021-1-PA	1.00%		11/25/2050	7,641,817
14,739,923	Series 2021-13-AK	2.00%		01/25/2049	12,986,131
11,309,627	Series 2021-21-DK	2.00%		07/25/2043	9,911,676
5,638,964	Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%		05/25/2051	4,379,290
20,856,679	Series 2021-28-LB	2.00%		04/25/2051	17,299,162
37,611,329	Series 2021-3-KI	2.50	%(f)	02/25/2051	5,440,671
18,180,999	Series 2021-3-QI	2.50	%(f)	02/25/2051	2,851,637
22,471,141	Series 2021-40-BA	3.00%		01/25/2051	19,774,410
33,523,731	Series 2021-43-EI	3.00	%(f)	07/25/2051	5,361,464
66,354,895	Series 2021-43-LI	3.00	%(f)	07/25/2051	11,356,780
21,599,769	Series 2021-52-JI	2.50	%(f)	07/25/2051	2,479,334
26,174,316	Series 2021-56-NI	2.50	%(f)	09/25/2051	2,304,591
25,692,110	Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)	0.00	%(f)(h)	09/25/2051	117,004
17,625,874	Series 2021-63-G	2.00%		06/25/2049	14,616,349
79,273,869	Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(h)	10/25/2049	2,749,828
19,645,976	Series 2021-73-JA	2.50%		05/25/2049	17,584,755
17,240,163	Series 2021-85-C	2.50%		03/25/2049	15,454,965
20,688,195	Series 2021-85-CJ	2.50%		03/25/2049	18,545,958
20,688,195	Series 2021-85-CK	2.50%		03/25/2049	18,545,958
24,061,927	Series 2021-85-DI	3.00	%(f)	12/25/2051	4,228,116
44,826,500	Series 2021-86-MA	2.50%		11/25/2047	40,716,228
22,407,759	Series 2021-88-LB	2.50%		03/25/2050	19,619,252
28,567,840	Series 2021-9-CA	2.00%		03/25/2051	23,615,888
21,513,781	Series 2021-92-M	2.50%		01/25/2049	19,305,329
11,087,557	Series 2021-M12-2A1	2.20	%(b)	05/25/2033	10,151,200
882,074,863	Series 2021-M14-X	1.05	%(b)(f)	10/25/2031	20,728,583
172,232,559	Series 2021-M3-X2	0.99	%(b)(f)	08/25/2033	4,781,090
19,950,541	Series 2021-M5-A1	1.51	%(b)	01/25/2033	18,569,616
125,036,939	Series 2022-3-AB	2.00%		11/25/2047	111,340,155
2,251,194	Series 2022-3-EV	2.00%		08/25/2033	2,054,205
59,502,897	Series 2022-3-NZ	2.00	%(g)	02/25/2052	35,104,002
13,456,966	Series 2022-4-LG	3.00%		02/25/2052	12,307,183
27,050,740	Series 2022-6-M	2.50%		06/25/2050	24,074,620
14,116,169	Series 2022-86-IO	2.50	%(f)	05/25/2050	2,069,629
698,272,201	Series 2022-M2-X	0.47	%(b)(f)	01/25/2032	13,185,264
13,999,685	Series 2022-M4-A1X	2.54	%(b)	05/25/2030	13,243,113
104,378,226	Series 2023-2-IO	3.00	%(f)	12/25/2051	16,273,515
17,339,212	Series 2023-29-DO	0.00	%(k)	11/25/2050	11,959,656
12,850,226	Series 2023-30-MO	0.00	%(k)	10/25/2050	8,801,670
84,950,345	Series 2023-39-IO	3.00	%(f)	10/25/2052	13,566,111
66,689,226	Series 2023-51-BI	3.50	%(f)	04/25/2053	13,039,751
3,646,328	Series 2023-M1S-A1X	4.65	%(b)	07/25/2033	3,671,497
23,114,849	Series 2024-64-FJ (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		09/25/2054	23,089,156
25,295,241	Series 2024-69-FA (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		10/25/2054	25,301,691
48,656,054	Series 2024-81-FE (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.46%		07/25/2054	48,489,538

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
65,087,316	Series 2024-82-FY (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.61%		11/25/2054	65,226,564
55,969,095	Series 2024-9-BI	3.00	%(f)	03/25/2051	9,503,530
65,025,411	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		12/25/2054	65,554,568
16,689,880	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		12/25/2054	16,797,462
9,937,157	Series 2025-12-GF (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.66%		03/25/2055	9,963,830
47,213,445	Series 2025-13-FB (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.61%		03/25/2055	47,310,539
63,430,053	Series 2025-29-MF (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		05/25/2055	63,997,968
48,280,438	Series 2025-31-FN (30 day avg SOFR US + 1.65%, 1.65% Floor, 6.50% Cap)	5.96%		06/25/2054	49,054,016
48,269,301	Series 2025-37-DF (30 day avg SOFR US + 1.65%, 1.65% Floor, 6.50% Cap)	5.96%		08/25/2054	49,046,977
57,597,255	Series 2025-42-FE (30 day avg SOFR US + 1.55%, 1.55% Floor, 6.50% Cap)	5.86%		06/25/2055	58,278,515
2,283,754	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.03	%(f)(h)	11/25/2039	215,738
23,379,385	Series 412-A3	3.00%		08/25/2042	20,843,102
36,845,700	Series 426-C51	2.50	%(f)	09/25/2050	5,500,515
50,801,095	Series 427-C69	3.00	%(f)	03/25/2047	7,812,398
81,248,896	Series 427-C71	3.00	%(f)	10/25/2049	13,650,465
29,611,881	Series 428-C17	3.00	%(f)	04/25/2050	4,445,601
26,003,782	Series 432-C11	3.00	%(f)	08/25/2052	4,380,995
104,184,097	Series 434-C33	2.50	%(f)	12/25/2052	15,807,025
	Freddie Mac Seasoned Credit Risk Transfer Trust
15,186,722	Series 2018-3-HA	3.00%		08/25/2057	14,214,222
14,577,880	Series 2020-2-MT	2.00%		11/25/2059	11,692,781
	Freddie Mac Whole Loan Securities Trust
7,390,635	Series 2015-SC02-1A	3.00%		09/25/2045	6,415,659
4,305,898	Series 2016-SC01-1A	3.00%		07/25/2046	3,704,626
	Ginnie Mae II Pool
23,094,283	Pool 785310	2.50%		02/20/2051	19,527,693
37,695,495	Pool 785346	2.00%		03/20/2051	30,323,981
10,860,524	Pool 785350	2.00%		01/20/2051	8,638,671
21,367,428	Pool 785374	2.50%		03/20/2051	18,128,595
76,929,653	Pool 785401	2.50%		10/20/2050	64,822,426
107,932,969	Pool 785412	2.50%		03/20/2051	91,263,312
24,442,012	Pool 785595	2.50%		03/20/2051	20,729,222
46,392,458	Pool 785609	2.50%		08/20/2051	39,290,364
12,028,814	Pool 785638	2.50%		08/20/2051	10,171,028
27,123,665	Pool 785639	2.50%		08/20/2051	22,934,598
11,005,486	Pool 785680	2.50%		10/20/2051	9,305,702
47,583,875	Pool 785717	3.00%		11/20/2051	41,872,663
8,493,496	Pool CB2017	2.50%		03/20/2051	7,196,339
7,966,589	Pool CB4182	2.50%		03/20/2051	6,749,778
1,802,493	Pool CB5487	2.50%		03/20/2051	1,504,315
7,055,307	Pool CB9135	2.50%		04/20/2051	6,030,004
7,085,278	Pool CH0426	2.50%		02/20/2052	5,939,382
5,941,096	Pool CI0294	2.50%		01/20/2052	4,877,479
24,478,243	Pool CI6428	2.50%		01/20/2052	20,519,573
480,313	Pool MA2511	3.50%		01/20/2045	433,955
14,815,780	Pool MA5076	3.00%		03/20/2048	13,253,045
9,258,782	Pool MA7255	2.50%		03/20/2051	7,878,553
	Government National Mortgage Association
20,732,916	Pool 786510	3.00%		02/20/2052	18,050,760
3,201,281	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67	%(f)(h)	08/20/2033	19,187
1,341,946	Series 2003-86-ZK	5.00%		10/20/2033	1,338,887
848,445	Series 2004-49-Z	6.00%		06/20/2034	859,222

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,552,277	Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)	1.65	%(f)(h)	10/20/2034	80,216
399,788	Series 2005-21-ZPool 2005-2	5.00%		03/20/2035	401,041
291,946	Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)	7.46	%(h)	05/20/2036	368,703
1,386,073	Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)	0.26	%(f)(h)	04/20/2037	9,749
1,652,852	Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07	%(f)(h)	01/16/2038	149,745
3,007,282	Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)	3.26	%(f)(h)	05/16/2038	357,465
1,095,811	Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)	1.90	%(f)(h)	05/20/2038	28,634
1,281,042	Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(f)(h)	06/20/2038	89,827
1,074,943	Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(f)(h)	06/16/2038	79,796
354,078	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62	%(f)(h)	09/20/2038	7,636
509,189	Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)	2.13	%(f)(h)	11/16/2036	10,919
2,190,068	Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.22	%(f)(h)	02/16/2039	203,124
2,595,711	Series 2009-106-VZ	4.50%		11/20/2039	2,581,644
377,299	Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67	%(f)(h)	09/20/2038	10,701
1,519,310	Series 2009-32-ZE	4.50%		05/16/2039	1,512,403
10,047	Series 2009-41-ZQ	4.50	%(g)	06/16/2039	10,076
1,198,625	Series 2009-48-Z	5.00%		06/16/2039	1,199,916
34,742	Series 2009-50-KP	4.50%		06/20/2039	34,658
440,975	Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77	%(f)(h)	04/16/2039	14,106
1,179,310	Series 2009-75-GZ	4.50%		09/20/2039	1,184,284
2,453,625	Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.32	%(f)(h)	01/16/2040	191,976
3,595,797	Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62	%(f)(h)	03/20/2040	99,137
2,133,735	Series 2010-25-ZB	4.50%		02/16/2040	2,130,152
17,657,818	Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(f)(h)	02/20/2040	1,989,116
1,485,066	Series 2010-42-AY	5.00%		11/20/2039	1,524,216
3,518,297	Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)	1.25	%(f)(h)	04/20/2040	325,643
368,774	Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.12	%(f)(h)	09/20/2039	21,792
4,583,866	Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.32	%(f)(h)	05/20/2040	420,283
2,268,333	Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.64	%(h)	12/20/2040	2,020,341
2,271,802	Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.64	%(h)	12/20/2040	2,007,096
662,478	Series 2011-69-OC	0.00	%(k)	05/20/2041	527,663
6,489,707	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.92	%(f)(h)	05/20/2041	485,104
10,296,468	Series 2011-70-PO	0.00	%(k)	05/16/2041	8,007,815
2,440,722	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.95	%(f)(h)	05/20/2041	203,251
1,791,810	Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72	%(f)(h)	05/20/2041	164,730
6,500,479	Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72	%(f)(h)	08/20/2043	722,131
8,619,767	Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77	%(f)(h)	09/16/2043	869,287
15,223,092	Series 2013-182-WZ	2.50%		12/20/2043	13,676,732

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,877,925	Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(f)(h)	02/16/2043	185,580
4,431,357	Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(f)(h)	02/20/2043	526,044
1,401,279	Series 2013-34-PL	3.00%		03/20/2042	1,383,898
7,731,015	Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(f)(h)	11/20/2044	742,784
8,205,878	Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(f)(h)	11/20/2044	787,144
14,118,081	Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.12	%(f)(h)	02/20/2044	1,383,083
8,295,097	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77	%(f)(h)	03/20/2044	1,020,643
9,035,528	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82	%(f)(h)	04/16/2044	940,527
8,759,338	Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67	%(f)(h)	08/20/2046	1,240,251
12,598,484	Series 2018-40-AZ	3.00	%(g)	10/20/2047	10,615,366
9,344,817	Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.88%		12/20/2049	9,084,521
16,407,543	Series 2020-104-AI	3.00	%(f)	07/20/2050	2,592,827
10,409,603	Series 2020-104-EI	3.00	%(f)	07/20/2050	1,647,986
9,245,839	Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)	1.90	%(f)(h)	08/20/2050	1,317,247
36,974,931	Series 2020-115-IG	2.50	%(f)	08/20/2050	5,012,048
17,714,451	Series 2020-138-IC	3.50	%(f)	08/20/2050	3,187,218
129,341,723	Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	09/20/2050	18,913,019
33,285,137	Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.92	%(f)(h)	09/20/2050	4,863,465
41,442,356	Series 2020-146-CI	2.50	%(f)	10/20/2050	6,117,049
23,400,524	Series 2020-146-KI	2.50	%(f)	10/20/2050	3,530,648
50,982,657	Series 2020-148-AI	2.50	%(f)	10/20/2050	7,475,867
148,283,628	Series 2020-151-MI	2.50	%(f)	10/20/2050	21,900,691
90,471,722	Series 2020-153-EI	2.50	%(f)	10/20/2050	13,267,651
38,325,413	Series 2020-160-IA	2.50	%(f)	10/20/2050	5,383,713
9,869,719	Series 2020-160-IM	2.50	%(f)	10/20/2050	1,451,449
32,282,735	Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	10/20/2050	4,818,198
45,839,941	Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	11/20/2050	6,696,354
63,364,297	Series 2020-167-BI	2.50	%(f)	11/20/2050	9,319,361
47,674,139	Series 2020-167-DI	2.50	%(f)	11/20/2050	6,986,812
29,829,465	Series 2020-167-IA	2.50	%(f)	11/20/2050	4,263,815
72,068,939	Series 2020-167-JI	2.50	%(f)	11/20/2050	9,756,080
13,993,751	Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	11/20/2050	2,063,969
25,574,457	Series 2020-167-YK	1.20%		11/20/2050	19,076,506
114,098,403	Series 2020-173-MI	2.50	%(f)	11/20/2050	16,943,442
36,051,021	Series 2020-175-MI	2.50	%(f)	11/20/2050	4,991,790
34,206,976	Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	11/20/2050	5,107,043
25,461,142	Series 2020-181-AI	2.50	%(f)	12/20/2050	3,900,563
43,039,975	Series 2020-181-BI	2.50	%(f)	12/20/2050	6,250,997
27,009,458	Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	12/20/2050	3,888,417
25,835,871	Series 2020-181-YM	1.17%		12/20/2050	19,228,391
58,199,677	Series 2020-185-AI	2.50	%(f)	12/20/2050	8,350,024
43,798,216	Series 2020-185-KI	2.50	%(f)	12/20/2050	6,702,130
37,011,152	Series 2020-185-MI	2.50	%(f)	12/20/2050	5,632,742
41,862,274	Series 2020-187-AI	2.50	%(f)	12/20/2050	6,283,335
85,628,931	Series 2020-188-BI	2.50	%(f)	12/20/2050	12,302,112
4,946,598	Series 2020-188-DI	2.50	%(f)	12/20/2050	663,152
23,594,334	Series 2020-188-GI	2.00	%(f)	12/20/2050	2,839,116

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
34,454,620	Series 2020-188-IQ	3.00	%(f)	10/20/2050	5,445,125
81,644,937	Series 2020-188-KI	2.50	%(f)	12/20/2050	11,504,172
32,820,833	Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	12/20/2050	4,834,978
4,776,979	Series 2020-4-H	2.50%		10/20/2049	4,177,510
7,852,009	Series 2020-79-KG	1.30%		06/20/2050	6,153,146
15,584,193	Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72	%(f)(h)	07/20/2050	2,015,953
73,014,364	Series 2021-1-EI	2.00	%(f)	01/20/2051	8,171,870
31,029,676	Series 2021-1-IA	2.50	%(f)	01/20/2051	4,545,159
64,636,962	Series 2021-10-IO	0.99	%(b)(f)	05/16/2063	4,785,171
114,367,641	Series 2021-100-IO	0.97	%(b)(f)	06/16/2063	7,858,315
58,163,783	Series 2021-107-QI	2.50	%(f)	06/20/2051	8,844,856
127,190,786	Series 2021-110-IO	0.87	%(b)(f)	11/16/2063	8,601,760
21,831,085	Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(h)	06/20/2051	71,923
40,021,732	Series 2021-116-IA	2.50	%(f)	06/20/2051	6,081,406
39,872,545	Series 2021-116-XI	3.50	%(f)	03/20/2051	7,380,233
18,667,201	Series 2021-117-IJ	3.50	%(f)	06/20/2051	2,777,426
14,569,996	Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	07/20/2051	1,666,319
232,201,889	Series 2021-12-IO	0.96	%(b)(f)	03/16/2063	16,131,297
48,517,529	Series 2021-121-TI	3.00	%(f)	07/20/2051	6,410,611
100,867,028	Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(h)	07/20/2051	721,169
22,056,894	Series 2021-125-IO	3.00	%(f)	06/20/2051	3,109,188
55,148,783	Series 2021-135-GI	3.00	%(f)	08/20/2051	8,727,802
68,671,483	Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	08/20/2051	7,518,298
56,719,303	Series 2021-136-EI	3.00	%(f)	08/20/2051	8,903,439
35,374,304	Series 2021-138-IL	3.00	%(f)	08/20/2051	5,630,316
35,938,153	Series 2021-138-KI	3.00	%(f)	08/20/2051	5,779,646
52,934,945	Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(h)	08/20/2051	1,145,073
13,455,026	Series 2021-139-BI	3.50	%(f)	08/20/2051	2,273,754
42,535,000	Series 2021-140-IJ	3.00	%(f)	08/20/2051	6,818,722
28,456,839	Series 2021-142-IO	3.00	%(f)	08/20/2051	4,505,671
106,614,227	Series 2021-142-XI	3.00	%(f)	08/20/2051	16,778,531
109,070,014	Series 2021-143-IO	0.97	%(b)(f)	10/16/2063	7,582,809
81,762,998	Series 2021-144-IO	0.82	%(b)(f)	04/16/2063	5,043,698
206,409,578	Series 2021-15-BI	2.50	%(f)	01/20/2051	29,985,862
84,048,304	Series 2021-150-IO	1.04	%(b)(f)	11/16/2063	6,620,922
64,860,940	Series 2021-151-IO	0.91	%(b)(f)	04/16/2063	4,513,374
80,578,009	Series 2021-154-TI	3.00	%(f)	09/20/2051	10,279,731
25,282,252	Series 2021-155-IE	3.00	%(f)	09/20/2051	4,253,810
70,217,637	Series 2021-155-KI	4.00	%(f)	09/20/2051	10,790,007
34,389,412	Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(f)(h)	09/20/2051	580,765
35,113,118	Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	09/20/2051	5,036,580
22,602,146	Series 2021-157-IO	0.88	%(b)(f)	09/16/2063	1,421,781
41,660,845	Series 2021-158-IO	3.00	%(f)	09/20/2051	6,532,387
57,747,635	Series 2021-158-IV	2.50	%(f)	09/20/2051	8,585,191
22,207,016	Series 2021-160-IA	3.00	%(f)	09/20/2051	3,541,628
70,558,917	Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)	0.00	%(f)(h)	09/20/2051	576,671
31,610,393	Series 2021-160-WI	2.50	%(f)	09/20/2051	4,326,189
36,564,562	Series 2021-160-XI	3.00	%(f)	09/20/2051	5,800,551
38,947,648	Series 2021-161-KI	3.50	%(f)	09/20/2051	7,394,367
71,546,338	Series 2021-161-UI	3.00	%(f)	09/20/2051	11,314,374
37,999,408	Series 2021-161-VI	3.00	%(f)	09/20/2051	5,002,025
25,589,804	Series 2021-162-DI	3.00	%(f)	09/20/2051	4,055,313
21,219,133	Series 2021-165-GI	2.50	%(f)	09/20/2051	3,152,872

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
14,490,711	Series 2021-170-IO	0.99	%(b)(f)	05/16/2063	1,072,356
35,821,542	Series 2021-175-IM	3.00	%(f)	10/20/2051	4,923,227
14,255,997	Series 2021-175-IN	2.50	%(f)	07/20/2051	1,890,263
46,942,804	Series 2021-175-IU	2.50	%(f)	09/20/2051	7,233,140
39,100,777	Series 2021-176-TI	4.00	%(f)	10/20/2051	6,322,553
104,764,576	Series 2021-177-IA	2.50	%(f)	10/20/2051	15,642,577
56,279,055	Series 2021-180-IO	0.91	%(b)(f)	11/16/2063	3,937,564
67,596,428	Series 2021-184-IO	0.88	%(b)(f)	12/16/2061	4,580,638
24,608,929	Series 2021-188-IA	3.00	%(f)	10/20/2051	3,904,807
43,890,772	Series 2021-188-IN	2.50	%(f)	10/20/2051	6,017,359
30,536,819	Series 2021-188-IT	2.50	%(f)	10/20/2051	4,897,431
20,616,335	Series 2021-188-IW	3.00	%(f)	10/20/2051	3,584,702
150,851,175	Series 2021-189-IO	0.88	%(b)(f)	06/16/2061	9,612,297
21,166,665	Series 2021-191-BI	2.50	%(f)	10/20/2051	3,076,729
41,854,263	Series 2021-191-CI	2.50	%(f)	10/20/2051	5,981,711
26,059,043	Series 2021-192-AI	3.00	%(f)	10/20/2051	4,174,979
52,558,954	Series 2021-193-I	3.00	%(f)	06/20/2051	8,634,737
3,902,212	Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)	0.00	%(f)(h)	11/20/2051	26,590
63,391,324	Series 2021-196-IO	2.50	%(f)	11/20/2051	8,859,628
60,614,233	Series 2021-2-IO	0.88	%(b)(f)	06/16/2063	4,004,564
29,223,148	Series 2021-20-IO	1.15	%(b)(f)	08/16/2062	2,349,120
83,725,274	Series 2021-200-IO	0.89	%(b)(f)	11/16/2063	5,705,953
161,104,716	Series 2021-204-IO	0.88	%(b)(f)	01/16/2064	11,235,765
23,140,436	Series 2021-205-DI	2.50	%(f)	11/20/2051	3,323,547
175,441,074	Series 2021-208-IO	0.76	%(b)(f)	06/16/2064	9,602,469
177,613,699	Series 2021-210-IO	0.98	%(b)(f)	05/16/2062	12,705,045
50,830,493	Series 2021-211-IO	0.97	%(b)(f)	01/16/2063	3,550,474
29,597,386	Series 2021-213-IH	3.00	%(f)	12/20/2051	4,740,095
135,258,205	Series 2021-217-IO	0.79	%(b)(f)	09/16/2063	8,094,000
287,637,749	Series 2021-219-IO	0.76	%(b)(f)	02/16/2064	17,004,799
256,711,237	Series 2021-22-IO	0.97	%(b)(f)	05/16/2063	18,006,779
8,456,636	Series 2021-226-TI	2.50	%(f)	12/20/2051	1,237,037
65,363,691	Series 2021-24-XI	2.00	%(f)	02/20/2051	7,426,047
30,009,349	Series 2021-24-YD	1.20%		02/20/2051	23,138,472
10,304,581	Series 2021-25-EI	2.50	%(f)	02/20/2051	1,581,964
19,008,684	Series 2021-30-IB	2.50	%(f)	02/20/2051	2,903,318
23,214,585	Series 2021-30-WI	2.50	%(f)	02/20/2051	3,604,020
25,603,682	Series 2021-35-IO	1.03	%(b)(f)	12/16/2062	1,944,930
74,396,024	Series 2021-35-IX	1.20	%(b)(f)	12/16/2062	6,487,504
31,873,045	Series 2021-40-IO	0.82	%(b)(f)	02/16/2063	1,968,323
571,481,019	Series 2021-45-IO	0.81	%(b)(f)	04/16/2063	35,187,401
29,125,003	Series 2021-49-NI	2.50	%(f)	03/20/2051	3,504,422
40,378,371	Series 2021-49-QI	2.50	%(f)	03/20/2049	4,347,341
27,914,808	Series 2021-52-IO	0.72	%(b)(f)	04/16/2063	1,449,083
64,595,008	Series 2021-57-JI	3.00	%(f)	03/20/2051	11,163,232
7,180,420	Series 2021-58-HP	3.00%		08/20/2050	6,360,112
89,514,368	Series 2021-58-IE	3.00	%(f)	07/20/2050	15,473,713
200,219,146	Series 2021-60-IO	0.83	%(b)(f)	05/16/2063	12,322,067
69,693,539	Series 2021-64-IG	3.00	%(f)	04/20/2051	12,054,208
226,124,439	Series 2021-65-IO	0.88	%(b)(f)	08/16/2063	14,888,304
35,097,112	Series 2021-7-IP	3.50	%(f)	07/20/2050	6,158,782
81,851,125	Series 2021-7-KI	2.50	%(f)	01/20/2051	11,577,252
52,502,454	Series 2021-7-MI	2.50	%(f)	01/20/2051	7,916,005
324,939,327	Series 2021-70-IO	0.71	%(b)(f)	04/16/2063	17,378,373
153,662,598	Series 2021-71-IO	0.86	%(b)(f)	10/16/2062	9,854,490
153,767,590	Series 2021-72-IO	0.56	%(b)(f)	01/16/2061	6,565,815
92,492,747	Series 2021-74-CI	3.00	%(f)	12/20/2050	14,243,411
89,313,490	Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(h)	05/20/2051	2,602,559
10,197,054	Series 2021-78-IC	4.00	%(f)	05/20/2051	1,962,823
57,684,581	Series 2021-80-IO	0.90	%(b)(f)	12/16/2062	3,998,828

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
303,548,437	Series 2021-85-IO	0.69	%(b)(f)	03/16/2063	15,704,959
41,418,446	Series 2021-87-ET	2.00%		05/20/2051	34,404,468
54,097,732	Series 2021-9-AI	2.00	%(f)	01/20/2051	6,441,109
101,016,717	Series 2021-9-MI	2.50	%(f)	01/20/2051	15,269,939
31,528,442	Series 2021-94-IO	0.83	%(b)(f)	02/16/2063	1,897,546
39,070,951	Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(f)(h)	06/20/2051	665,773
36,751,980	Series 2021-97-NI	2.50	%(f)	08/20/2049	4,457,332
30,358,979	Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(h)	06/20/2051	718,409
98,109,085	Series 2021-98-IG	3.00	%(f)	06/20/2051	17,801,609
22,475,975	Series 2021-98-MI	2.50	%(f)	06/20/2051	3,103,400
24,191,329	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	06/20/2051	3,046,366
61,654,553	Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)	0.00	%(f)(h)	03/20/2051	342,756
7,695,364	Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(f)(h)	06/20/2051	826,274
40,344,146	Series 2021-99-IO	0.58	%(b)(f)	05/16/2061	1,768,728
198,650,487	Series 2022-102-IO	0.48	%(b)(f)	06/16/2064	7,593,057
58,876,125	Series 2022-137-DI	2.50	%(f)	02/20/2051	8,800,409
60,312,688	Series 2022-137-EI	2.50	%(f)	06/20/2051	8,533,938
77,980,848	Series 2022-137-IO	3.00	%(f)	01/20/2052	10,507,451
110,958,514	Series 2022-14-IO	0.65	%(b)(f)	12/01/2061	4,995,552
85,824,313	Series 2022-141-IO	0.78	%(b)(f)	06/16/2064	5,583,944
94,630,145	Series 2022-158-IO	0.88	%(b)(f)	08/16/2064	6,894,677
27,404,720	Series 2022-160-ZD	3.00	%(g)	11/20/2047	23,815,911
60,452,654	Series 2022-167-IO	0.82	%(b)(f)	08/16/2065	3,731,501
130,268,509	Series 2022-169-IO	0.89	%(b)(f)	01/16/2062	9,451,150
12,090,929	Series 2022-183-B	5.00%		04/20/2047	12,401,659
76,021,251	Series 2022-188-IO	2.50	%(f)	02/20/2051	11,817,245
78,803,013	Series 2022-202-IO	0.72	%(b)(f)	10/16/2063	4,745,297
73,705,451	Series 2022-207-EI	3.50	%(f)	02/20/2052	13,204,825
78,025,539	Series 2022-207-IO	3.00	%(f)	08/20/2051	12,129,663
72,632,131	Series 2022-21-IO	0.78	%(b)(f)	10/16/2063	4,084,628
49,663,872	Series 2022-218-IO	3.50	%(f)	01/20/2052	9,473,210
11,582,543	Series 2022-23-BA	3.00%		05/20/2049	10,764,797
141,869,968	Series 2022-27-IO	0.75	%(b)(f)	03/16/2064	7,375,720
89,295,401	Series 2022-35-IO	0.55	%(b)(f)	10/16/2063	3,980,673
138,831,803	Series 2022-38-IO	0.72	%(b)(f)	04/16/2064	7,017,517
403,522,743	Series 2022-39-IO	0.62	%(b)(f)	01/16/2064	20,006,537
118,634,498	Series 2022-42-IO	0.67	%(b)(f)	12/16/2063	5,766,360
22,562,879	Series 2022-44-TY	2.00%		12/20/2051	18,369,223
57,874,710	Series 2022-48-IO	0.71	%(b)(f)	01/16/2064	3,336,535
64,448,973	Series 2022-49-IO	0.76	%(b)(f)	03/16/2064	3,366,499
120,854,360	Series 2022-54-IO	0.59	%(b)(f)	10/16/2063	5,317,072
30,629,342	Series 2022-56-HI	2.50	%(f)	01/20/2052	4,746,476
76,856,894	Series 2022-62-IO	0.62	%(b)(f)	06/16/2064	3,654,246
201,342,427	Series 2022-71-IO	0.55	%(b)(f)	06/16/2064	8,100,207
268,421,098	Series 2022-72-DI	0.58	%(b)(f)	06/16/2064	11,628,700
95,481,691	Series 2022-73-IO	0.56	%(b)(f)	07/16/2064	4,560,731
5,944,000	Series 2022-78-HW	2.50%		04/20/2052	4,620,286
244,200,453	Series 2022-79-IO	0.69	%(b)(f)	08/16/2064	14,063,333
186,581,661	Series 2022-8-IO	0.86	%(b)(f)	09/16/2063	11,043,153
117,475,490	Series 2022-83-IO	2.50	%(f)	11/20/2051	17,292,662
122,235,908	Series 2022-86-IO	0.53	%(b)(f)	10/16/2063	5,020,278
54,060,829	Series 2022-9-EI	3.00	%(f)	01/20/2052	7,389,121
94,746,226	Series 2022-91-IO	0.43	%(b)(f)	07/16/2064	3,741,727
444,097,293	Series 2023-108-IO	0.69	%(b)(f)	08/16/2059	16,708,494
50,364,816	Series 2023-118-IO	0.65	%(b)(f)	05/16/2065	2,537,264
42,686,877	Series 2023-121-IB	0.87	%(b)(f)	03/16/2064	2,874,389
10,487,169	Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)	4.40	%(h)	09/20/2053	10,720,287

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
48,409,504	Series 2023-16-IO	0.90	%(b)(f)	07/16/2063	3,137,812
23,178,926	Series 2023-164-BV	3.00%		01/20/2052	20,376,717
417,534,198	Series 2023-179-IO	0.61	%(b)(f)	09/16/2063	18,040,609
11,482,454	Series 2023-187-ZP	3.00	%(g)	11/20/2051	6,587,461
187,383,489	Series 2023-19-IO	2.50	%(f)	02/20/2051	27,588,808
25,254,246	Series 2023-196-DZ	4.50	%(g)	12/20/2053	22,679,469
28,382,319	Series 2023-24-IH	3.50	%(f)	07/20/2051	5,315,154
72,059,340	Series 2023-50-IO	0.86	%(b)(f)	06/16/2064	4,579,645
29,925,760	Series 2023-58-IO	2.50	%(f)	10/20/2050	4,194,829
32,198,900	Series 2023-60-PT	4.00%		10/20/2049	30,098,325
54,400,068	Series 2023-77-IO	0.70	%(b)(f)	04/16/2065	3,021,179
11,847,439	Series 2023-88-IO	0.92	%(b)(f)	03/16/2065	816,562
12,299,580	Series 2024-1-CZ	3.00	%(g)	01/20/2050	9,307,513
16,727,438	Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.50%		07/20/2054	16,729,917
28,789,762	Series 2024-143-IO	3.50	%(f)	02/20/2048	4,416,159
99,444,768	Series 2024-150-IO	0.97	%(b)(f)	09/16/2066	7,735,262
196,784,303	Series 2024-161-IO	0.74	%(b)(f)	06/16/2064	11,213,163
27,162,198	Series 2024-19-EZ	5.00	%(g)	12/20/2063	26,589,386
24,151,839	Series 2024-20-LB	2.50%		11/20/2051	16,317,342
21,517,912	Series 2024-20-LI	2.50	%(f)	11/20/2051	3,419,265
46,784,177	Series 2024-24-BI	3.00	%(f)	12/20/2051	7,435,199
14,306,220	Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap)	5.30%		03/20/2054	14,292,433
76,742,752	Series 2024-47-IO	0.74	%(b)(f)	10/16/2065	4,831,969
49,687,174	Series 2024-67-AI	0.74	%(b)(f)	10/16/2065	3,083,849
26,275,641	Series 2024-78-FH (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.55%		05/20/2054	26,252,803
82,090,467	Series 2024-86-IA	0.85	%(b)(f)	08/16/2065	5,418,398
217,680,628	Series 2025-21-IO	0.95	%(b)(f)	04/16/2065	15,283,248
20,083,333	Series 2025-92-ZA	5.00	%(g)	05/16/2067	19,508,227
	Total US Government and Agency Mortgage Backed Obligations (Cost $16,223,607,499)				15,165,276,374
US GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
300,205,000	United States Treasury Note/Bond	1.13%		05/15/2040	186,736,891
192,386,000	United States Treasury Note/Bond	1.13%		08/15/2040	118,415,086
335,238,000	United States Treasury Note/Bond	1.38%		11/15/2040	213,674,938
320,590,000	United States Treasury Note/Bond	1.88%		02/15/2041	220,605,994
148,600,000	United States Treasury Note/Bond	1.75%		08/15/2041	98,702,906
19,400,000	United States Treasury Note/Bond	2.00%		11/15/2041	13,348,110
186,150,000	United States Treasury Note/Bond	2.50%		02/15/2045	131,104,864
	Total US Government and Agency Obligations (Cost $995,237,642)				982,588,789
SHORT TERM INVESTMENTS - 3.4%
343,195,877	First American Government Obligations Fund - U	4.28	%(i)		343,195,877
343,195,877	JPMorgan US Government Money Market Fund - IM	4.28	%(i)		343,195,877
343,195,877	MSILF Government Portfolio - Institutional	4.24	%(i)		343,195,877
	Total Short Term Investments (Cost $1,029,587,631)				1,029,587,631
	Total Investments - 99.4%(l) (Cost $33,431,620,753)				29,790,758,936
	Other Assets in Excess of Liabilities - 0.6%				188,221,264
	NET ASSETS - 100.0%				$29,978,980,200

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	50.6%
Non-Agency Residential Collateralized Mortgage Obligations	23.9%
Non-Agency Commercial Mortgage Backed Obligations	7.6%
Asset Backed Obligations	5.9%
Collateralized Loan Obligations	4.7%
Short Term Investments	3.4%
US Government and Agency Obligations	3.3%
Other Assets and Liabilities	0.6%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $8,657,276,795 or 28.9% of the Fund's net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(f)	Interest only security
(g)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(h)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(i)	Seven-day yield as of period end.
(j)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(k)	Principal only security
(l)	99.4% of the total investments are based in the United States.

COFI	Cost of Funds Index
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Long	17,000	9/19/2025	$1,869,768,870	$93,199,880
U.S. Treasury 2 Year Notes	Long	69,500	9/30/2025	14,398,462,434	59,166,507
U.S. Treasury Ultra Bonds	Long	5,175	9/19/2025	587,286,672	29,185,203
U.S. Treasury 5 Year Note	Long	8,500	9/30/2025	914,041,777	12,458,223
10 Year U.S. Ultra Treasury Notes	Short	(20,000)	9/19/2025	(2,220,720,991)	(64,591,509)
					$129,418,304

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Core Fixed Income Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 3.1%
	Aaset Trust
2,376,836	Series 2021-2A-B	3.54	%(a)	01/15/2047	2,221,856
	Affirm, Inc.
4,000,000	Series 2025-1A-D	5.62	%(a)	02/15/2033	4,015,319
	Apollo Aviation Securitization Equity Trust
7,657,298	Series 2024-1A-B	6.90	%(a)	05/16/2049	7,766,721
	AutoNation Finance Trust
4,450,000	Series 2025-1A-D	5.63	%(a)	09/10/2032	4,516,743
	Carbon Level Mitigation Trust
18,198,018	Series 2021-5-CERT	0.61	%(a)	10/13/2051	10,874,535
	Carvana Auto Receivables Trust
5,450,000	Series 2024-P3-A4	4.31%		09/10/2030	5,451,385
	Castlelake Aircraft Securitization Trust
1,579,649	Series 2021-1A-A	3.47	%(a)	01/15/2046	1,541,936
	Compass Datacenters LLC
1,450,000	Series 2024-2A-B2	6.00	%(a)	08/25/2049	1,467,286
	Container Leasing International LLC
4,000,000	Series 2025-1A-A	5.35	%(a)	06/20/2050	4,039,920
2,000,000	Series 2025-1A-B	5.59	%(a)	06/20/2050	2,016,742
	Cyrusone Holdco LLC
2,000,000	Series 2025-1A-A2	5.91	%(a)	02/20/2050	2,042,054
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48	%(a)	04/15/2049	2,836,252
	DigitalBridge Group, Inc.
6,500,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	6,452,982
	European Wax Center, Inc.
2,764,500	Series 2022-1A-A2	5.50	%(a)	03/15/2052	2,726,367
	Exeter Automobile Receivables Trust
145,191	Series 2021-1A-D	1.08%		11/16/2026	144,971
8,500,000	Series 2021-1A-E	2.21	%(a)	02/15/2028	8,426,978
	ExteNet LLC
3,350,000	Series 2025-1A-B	5.70	%(a)	07/25/2054	3,375,246
	FWEA
5,593,493	Series 2024-1-A	7.15	%(b)	08/25/2044	5,727,736
	GreenSky LLC
1,850,000	Series 2024-2-C	5.55	%(a)	10/27/2059	1,867,954
	Helios Issuer LLC
1,937,305	Series 2018-1A-A	4.87	%(a)	07/20/2048	1,851,005
	HERO Funding Trust
1,031,710	Series 2016-1A-A	4.05	%(a)	09/20/2041	977,225
	Horizon Aircraft Finance Ltd.
1,156,698	Series 2019-2-A	3.43	%(a)	11/15/2039	1,105,318
4,331,250	Series 2024-1-A	5.38	%(a)	09/15/2049	4,342,234
	Hyundai Auto Receivables Trust
5,200,000	Series 2024-C-C	4.86%		02/17/2032	5,230,478
	ITE Rail Fund Levered LP
11,805,908	Series 2021-1A-A	2.25	%(a)	02/28/2051	11,071,250
	MACH 1 Cayman Ltd.
4,969,383	Series 2019-1-A	3.47	%(a)	10/15/2039	4,858,830
	Mosaic Solar Loans LLC
726,378	Series 2018-1A-A	4.01	%(a)	06/22/2043	680,633
949,240	Series 2019-2A-B	3.28	%(a)	09/20/2040	857,234
	Navient Student Loan Trust
2,965,219	Series 2018-A-B	3.68	%(a)	02/18/2042	2,906,790
	NP Railcar Holdings LLC
1,654,154	Series 2016-1A-A1	4.16	%(a)	04/20/2046	1,646,655
4,982,952	Series 2019-1A-A2	3.24	%(a)	09/20/2049	4,838,870

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Pagaya AI Debt Selection Trust
597,476	Series 2021-2-NOTE	3.00	%(a)	01/25/2029	592,865
	Primrose Funding LLC
2,000,000	Series 2025-1A-A2	6.46	%(a)	07/30/2055	2,031,518
	Research-Driven Pagaya Motor Asset Trust
1,670,719	Series 2025-1A-A	5.04	%(a)	06/27/2033	1,668,345
5,000,000	Series 2025-3A-A2	5.15	%(a)	02/27/2034	5,027,474
	Sapphire Aviation Finance Ltd.
2,289,958	Series 2020-1A-A	3.23	%(a)	03/15/2040	2,209,537
	SEB Funding LLC
4,987,500	Series 2021-1A-A2	4.97	%(a)	01/30/2052	4,898,873
	SERVPRO Master Issuer LLC
945,000	Series 2019-1A-A2	3.88	%(a)	10/25/2049	930,093
	Shenton Aircraft Investment Ltd.
840,002	Series 2015-1A-A	4.75	%(a)	10/15/2042	820,547
	SOFI Alternative Trust
644,248	Series 2021-1-PT1	9.72	%(a)(c)	05/25/2030	638,069
595,347	Series 2021-2-A	1.25	%(a)	08/15/2030	588,671
75,000	Series 2021-2-R1	0.00	%(a)(b)(d)	08/15/2030	345,301
	Start Ltd./Bermuda
1,466,963	Series 2019-1-A	4.09	%(a)	03/15/2044	1,451,455
	Start/Bermuda
1,540,358	Series 2018-1-A	4.09	%(a)	05/15/2043	1,540,455
	Subway Funding LLC
4,477,500	Series 2024-1A-A23	6.51	%(a)	07/30/2054	4,605,847
4,975,000	Series 2024-3A-A23	5.91	%(a)	07/30/2054	4,939,700
	Sunrun, Inc.
4,132,322	Series 2019-2-A	3.61	%(a)	02/01/2055	3,917,373
9,561,805	Series 2020-1A-A	2.21	%(a)	07/31/2051	8,595,157
	Switch ABS Issuer LLC
6,000,000	Series 2024-2A-A2	5.44	%(a)	06/25/2054	6,052,890
	Tesla Sustainable Energy Trust
3,600,000	Series 2024-1A-B	5.82	%(a)	06/21/2050	3,617,751
	Upgrade Master Pass-Thru Trust
133,057	Series 2021-PT3-A	16.14	%(a)(c)	07/15/2027	124,391
557,205	Series 2021-PT4-A	13.64	%(a)(c)	08/15/2027	528,025
	Upstart Pass-Through Trust Series
69,284	Series 2021-ST2-A	2.50	%(a)	04/20/2027	69,180
	Upstart Securitization Trust
2,187,841	Series 2021-2-C	3.61	%(a)	06/20/2031	2,176,781
1,404,353	Series 2021-3-C	3.28	%(a)	07/20/2031	1,390,626
8,553,779	Series 2021-4-C	3.19	%(a)	09/20/2031	8,432,660
2,569,180	Series 2023-3-A	6.90	%(a)	10/20/2033	2,585,507
	USASF Receivables LLC
1,443,378	Series 2021-1A-C	2.20	%(a)	05/15/2026	1,347,110
	Vantage Data Centers Holding LLC
1,075,000	Series 2020-2A-A2	1.99	%(a)	09/15/2045	1,010,017
	WAVE USA
6,930,203	Series 2019-1-A	3.60	%(a)	09/15/2044	6,664,547
	Willis Lease Finance Corp.
4,500,000	Series 2025-A-A	5.58	%(a)	06/15/2050	4,583,219
	Total Asset Backed Obligations (Cost $208,469,726)				201,263,489
BANK LOANS - 2.4%
	1261229 BC Ltd.
385,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.56%		10/08/2030	372,157
	AAdvantage Loyalty IP Ltd.
854,750	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.52%		04/20/2028	850,408
600,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		05/28/2032	604,650
	ABG Intermediate Holdings 2 LLC
94,288	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%		12/21/2028	94,354

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Access CIG LLC
315,281	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.38%	08/18/2028	317,128
	Acrisure LLC
1,235,742	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	11/06/2030	1,234,290
410,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	06/21/2032	410,000
	Acuris Finance US, Inc.
648,383	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%	02/16/2028	649,803
	ADMI Corp.
1,618,121	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	8.19%	12/23/2027	1,547,328
733,825	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%	12/23/2027	713,278
	AI Aqua Merger Sub, Inc.
1,523,766	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	07/31/2028	1,523,324
	Alera Group 2nd Lien T/L
235,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.50%, 0.50% Floor)	9.83%	05/30/2033	239,847
	Alera Group, Inc.
600,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%	05/28/2032	602,475
	Alliant Holdings Intermediate LLC
1,109,437	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%	09/19/2031	1,110,946
	Allied Universal Holdco LLC
1,000,024	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%	05/15/2028	1,005,919
	Allspring Buyer LLC
1,420,628	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.31%	11/01/2030	1,430,395
	Alpha Generation LLC
1,179,674	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	09/30/2031	1,179,473
	Altice France SA
977,137	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.76%	08/31/2028	887,836
	Amentum Holdings, Inc.
981,933	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	09/29/2031	981,934
	AmWINS Group, Inc.
840,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.75% Floor)	6.58%	01/30/2032	842,011
	APi Group DE, Inc.
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	01/03/2029	295,400
	Applied Systems, Inc.
330,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/23/2032	339,199
	Apro LLC
828,738	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.06%	07/09/2031	827,702
	Arches Buyer, Inc.
418,280	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.68%	12/06/2027	413,652
	Ardonagh Group Finco Pty Ltd.
52,691	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.04%	02/18/2031	52,427
42,182	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.04%	02/18/2031	41,971
117,551	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	116,963
43,956	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	43,736

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
280,557	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%		02/18/2031	279,154
283,446	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%		02/18/2031	282,028
	Arsenal AIC Parent LLC
208,353	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%		08/19/2030	208,457
	Ascend Learning LLC
1,301,381	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		12/11/2028	1,302,663
167,545	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.85%, 0.50% Floor)	10.18%		12/10/2029	168,173
	Aspire Bakeries T/L B
691,508	Senior Secured Term Loan	7.82	%(e)	12/23/2030	691,912
	AssuredPartners, Inc.
1,392,698	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%		02/14/2031	1,397,760
	Astra Acquisition Corp.
699,785	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.99%, 0.75% Floor)	13.16	%(f)	10/25/2029	4,668
	Asurion LLC
295,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		02/03/2028	282,924
540,462	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.68%		08/21/2028	535,490
485,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		01/22/2029	451,239
240,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.56%		09/19/2030	233,460
997,505	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%		09/19/2030	974,048
	Aveanna Healthcare LLC
1,316,206	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%		07/17/2028	1,291,119
243,366	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.15%, 0.50% Floor)	11.48%		12/10/2029	239,532
	Bally's Corp.
717,346	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.78%		10/02/2028	636,644
	Bausch + Lomb Corp.
550,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		09/29/2028	551,347
1,385,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%		01/15/2031	1,389,335
	BCP Renaissance Parent LLC
978,122	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%		10/31/2028	982,249
	BCPE Empire Holdings, Inc.
2,403,053	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%		12/26/2030	2,392,239
	Beach Acquisition Bidco LLC
375,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.56%		06/28/2032	377,344
	Boxer Parent Co., Inc.
2,603,475	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		07/30/2031	2,590,288
507,982	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		07/30/2032	495,602
	Brand Industrial Services, Inc.
704,682	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.78%		08/01/2030	592,683
	Brazos Delaware II LLC
34,052	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.31%		02/11/2030	34,149
	BroadStreet Partners, Inc.
78,948	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		06/16/2031	79,131

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
807,785	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	06/16/2031	809,663
	Brown Group Holding LLC
290,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%)	6.82%	07/01/2031	290,676
	Burlington Coat Factory Warehouse Corp.
174,560	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	09/19/2031	174,124
	Caesars Entertainment, Inc.
842,866	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.50% Floor)	6.58%	02/06/2031	843,397
	Camelot US Acquisition LLC
19,940	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	19,759
940,379	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	931,859
218,087	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	216,111
560,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2031	561,050
	Castle US Holding Corp.
299,013	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.84%	05/31/2030	164,644
	Cengage Learning, Inc.
198,784	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/22/2031	199,492
340,779	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.83%	03/24/2031	341,993
	Central Parent LLC
422,870	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	07/06/2029	354,174
	Chariot Buyer LLC
950,479	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.68%	11/03/2028	953,179
	Clarios Global LP
1,528,469	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	05/06/2030	1,526,085
40,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/28/2032	40,088
	Clearwater Analytics LLC
465,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.52%	04/21/2032	465,581
	Cloud Software Group, Inc.
1,988	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	03/24/2031	1,994
789,237	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	03/24/2031	791,454
	ClubCorp Holdings, Inc.
724,421	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.56%	09/18/2026	726,232
436	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.56%	09/18/2026	437
	Clydesdale Acquisition Holdings, Inc.
666,440	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	7.50%	04/13/2029	665,874
	CMG Media Corp.
117,861	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.60%, 0.00% Floor)	7.90%	06/18/2029	114,530
	CNT Holdings I Corp.
172,817	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.75% Floor)	6.78%	11/08/2032	173,438
	Colossus Acquireco LLC
1,670,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.06%	06/14/2032	1,661,024
	CommScope LLC
961,318	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 2.00% Floor)	9.58%	12/17/2029	974,435

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Compass Power Generation LLC
1,463,014	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.56%		04/16/2029	1,473,072
	Construction Partners, Inc.
825,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%		11/03/2031	829,463
	CoreLogic, Inc.
242,094	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%		06/02/2028	239,938
	Cornerstone Building Brands, Inc.
447,141	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.66%		04/12/2028	400,564
124,063	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.81%		05/15/2031	106,073
	Cornerstone OnDemand, Inc.
281,484	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%		10/16/2028	264,860
	Corpay Technologies Operating Co. LLC
199,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		04/28/2028	199,249
	Cotiviti, Inc.
543,737	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%		05/01/2031	541,870
850,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%		03/29/2032	846,991
	CPI Holdco B LLC
546,972	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		05/19/2031	546,015
415,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%		05/19/2031	415,131
	CPPIB OVM Member US LLC
486,575	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%		08/20/2031	485,966
	Creative Artists Agency LLC
104,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%		10/01/2031	104,955
	Crosby US Acquisition Corp.
414,266	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%		08/16/2029	416,324
	Crown Finance US, Inc.
806,187	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.57%		12/02/2031	806,993
	CSC Holdings LLC
618,018	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	9.00%		04/15/2027	602,901
355,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.81%		01/18/2028	350,763
	Cube A&D Buyer, Inc.
907,725	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.52%		10/20/2031	913,680
	Curium Bidco Sarl
204,540	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		07/31/2029	205,350
137,777	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		07/31/2029	138,322
61,218	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		07/31/2029	61,460
	Cyborg Oldco DC Holdings, Inc.
358,331	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.33	%(b)(f)	05/01/2026	—
	Dexko Global, Inc.
536,677	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%		10/04/2028	514,882
	DG Investment Intermediate Holdings 2, Inc.
1,222,370	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.75% Floor)	7.94%		03/31/2028	1,226,147
250,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.75% Floor)	11.19%		03/29/2029	249,140

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Directv Financing LLC
171,292	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.54%	08/02/2027	172,162
332,055	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.79%	08/02/2029	330,093
	Dun & Bradstreet Corp.
763,424	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	01/18/2029	763,710
	Dynasty Acquisition Co., Inc.
490,159	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	10/31/2031	490,936
186,441	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	6.33%	10/31/2031	186,736
	EAB Global, Inc.
1,002,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	08/16/2030	986,025
	Eagle Parent Corp.
927,422	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	921,240
89,123	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	88,529
89,123	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	88,529
	Ecovyst Catalyst Technologies LLC
250,529	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	06/12/2031	249,322
649,520	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	06/12/2031	646,390
	Edelman Financial Engines Center LLC
793,008	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	04/07/2028	794,772
465,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	10/06/2028	467,499
	EG America LLC
624,228	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	02/07/2028	627,849
	Eisner Advisory Group LLC
911,882	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.33%	02/28/2031	917,011
	Element Materials Technology Group US Holdings, Inc.
1,145,378	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	06/25/2029	1,150,389
	Ellucian Holdings, Inc.
1,240,236	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	10/08/2029	1,244,695
55,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	11/22/2032	56,237
	Emrld Borrower LP
813,850	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	08/04/2031	813,561
	Enviri Corp.
473,766	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.69%	03/10/2028	470,154
	Everi Holdings, Inc.
453,071	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.61%, 0.50% Floor)	6.94%	08/03/2028	451,938
	Fertitta Entertainment LLC/NV
1,606,267	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%	01/29/2029	1,606,331
	FinThrive Software Intermediate Holdings, Inc.
63,527	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.32%	12/18/2028	61,927
106,410	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	8.44%	12/18/2028	96,301
	Flutter Financing BV
255,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	6.30%	06/04/2032	255,319

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Focus Financial Partners LLC
1,489,595	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/15/2031	1,488,113
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.08%	07/01/2030	53,815
	Freeport LNG Investments LLLP
773,282	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.52%	12/21/2028	775,057
	Gainwell Acquisition Corp.
1,357,831	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 0.10%, 0.75% Floor)	8.40%	10/01/2027	1,311,325
	Garda World Security Corp.
649,205	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.31%	02/01/2029	651,185
	GBT US III LLC
552,225	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.78%	07/28/2031	553,835
	GC Ferry Acquisition I, Inc.
717,500	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	06/07/2032	705,840
	Gen Digital, Inc.
1,020,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	04/16/2032	1,019,490
	GFL ES US LLC
1,275,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	03/03/2032	1,277,391
	GIP Pilot Acquisition Partners LP
452,982	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	10/04/2030	455,057
	Gogo Intermediate Holdings LLC
453,734	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	8.19%	04/28/2028	446,504
	Golden State Foods LLC
570,702	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.56%	12/04/2031	574,155
	Grant Thornton Advisors LLC
898,906	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	05/30/2031	899,243
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	05/30/2031	295,848
	Gray Media, Inc.
463,686	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.44%	12/01/2028	450,144
	Great Outdoors Group LLC
453,718	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.75% Floor)	7.58%	01/23/2032	453,790
	Hamilton Projects Acquiror LLC
180,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.81%	05/30/2031	180,825
219,650	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	05/30/2031	220,657
	Helios Software Holdings, Inc.
783,595	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	07/18/2030	785,472
	Herc Holdings, Inc.
220,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%	06/02/2032	221,100
	Hexion Holdings Corp.
846,823	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.31%	03/15/2029	846,027
	Hightower Holding LLC
1,688,050	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.26%	02/03/2032	1,686,649
	HomeServe USA Holding Corp.
464,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%	10/21/2030	465,141
	Hunter Douglas, Inc.
593,979	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	01/20/2032	592,619

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Husky Injection Molding Systems Ltd.
579,150	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.67%	02/15/2029	581,423
579,150	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/15/2029	581,423
	iHeartCommunications, Inc.
248,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	10.22%	05/01/2029	203,456
	INEOS US Finance LLC
1,651,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	8.68%	02/19/2030	1,586,778
	INEOS US Petrochem LLC
513,326	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.78%	03/29/2029	479,318
563,588	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	10/07/2031	516,387
	ION Trading Technologies Sarl
339,524	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	04/03/2028	340,151
	Kaman Corp.
140,330	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	140,342
169,230	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	169,243
139,991	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	140,003
192,388	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	192,404
192,388	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	192,404
139,991	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	140,003
169,230	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	169,243
140,330	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	140,342
	Kaseya, Inc.
493,763	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	03/22/2032	496,271
	Kenan Advantage Group, Inc.
918,869	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	01/25/2029	907,383
	Klockner Pentaplast of America, Inc.
468,233	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.98%, 0.50% Floor)	9.23%	02/09/2026	434,453
	Kronos Acquisition Holdings, Inc.
163,630	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%	07/08/2031	147,104
	Lasership, Inc.
6,548	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 7.50% Cash or 1 mo. SOFR US + 1.50% + 7.00% PIK, 0.75% Floor)	11.93%	08/10/2029	2,019
165,954	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 7.76% Cash or 1 mo. SOFR US + 1.76% +7.00% PIK, 0.75% Floor)	11.93%	08/10/2029	51,169
	LBM Acquisition LLC
1,422,980	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	8.16%	06/06/2031	1,334,044
	LC Ahab US Bidco LLC
1,251,682	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.32%	05/01/2031	1,252,470
	Life Time, Inc.
577,100	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.78%	11/05/2031	579,336
	LifePoint Health, Inc.
1,037,565	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.01%	05/19/2031	1,028,160

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Lightning Power LLC
749,338	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.55%	08/18/2031	751,574
	Lumen Technologies, Inc.
364,599	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.79%	04/16/2029	360,727
	Madison IAQ LLC
1,427,338	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.50% Floor)	6.76%	06/21/2028	1,430,015
415,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.51%	05/06/2032	416,641
	Madison Safety & Flow LLC
476,524	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/26/2031	478,013
	Mavis Tire Express Services Topco Corp.
184,538	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.75% Floor)	7.33%	05/04/2028	184,679
	McAfee Corp.
1,118,206	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	03/01/2029	1,088,272
	MH Sub I LLC
961,574	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.58%	12/31/2031	838,074
	Michaels Cos., Inc.
432,883	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.81%	04/17/2028	363,892
	Mister Car Wash Holdings, Inc.
202,893	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	03/27/2031	203,527
	Mitchell International, Inc.
849,410	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%	06/17/2031	849,690
165,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	06/17/2032	162,979
	MITER Brands Acquisition Holdco, Inc.
651,704	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	03/28/2031	653,927
	Motion Finco Sarl
522,338	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	11/30/2029	498,509
	MX Holdings US, Inc.
250,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	03/17/2032	251,406
	Natgasoline LLC
293,156	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.83%	03/29/2030	292,057
	NEP Group, Inc.
32,208	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%	08/19/2026	29,763
848,177	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%	08/19/2026	783,770
	Newfold Digital Holdings Group, Inc.
345,672	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.93%, 0.75% Floor)	7.93%	02/10/2028	187,095
	OneDigital Borrower LLC
975,686	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	07/02/2031	975,384
166,276	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.58%	07/02/2032	166,899
	Ontario Gaming GTA LP
623,088	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	08/01/2030	617,929
	Opal US LLC
1,365,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.25%, 0.00% Floor)	7.44%	04/23/2032	1,372,255
	Ovg Business Services LLC
729,661	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	06/25/2031	726,925

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Par Petroleum LLC
268,817	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.01%	02/28/2030	266,971
	Peraton Corp.
744,301	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%	02/01/2028	659,172
	PetSmart LLC
848,742	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%	02/14/2028	841,846
	Polaris Newco LLC
892,393	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	8.29%	06/05/2028	870,886
	Pregis TopCo LLC
814,827	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%	02/01/2029	818,188
	Pretium PKG Holdings, Inc.
10,092	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75% + 1.25% PIK, 1.00% Floor)	9.29%	10/02/2028	10,097
302,386	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75% + 1.25% PIK, 1.00% Floor)	9.29%	10/02/2028	302,548
275,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.01%, 0.50% Floor)	11.31%	10/01/2029	47,713
	Pretzel Parent T/L B
159,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	10/01/2031	158,682
	Prime Security Services Borrower LLC
832,913	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.07%	03/08/2032	827,274
	Proofpoint, Inc.
74,811	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	08/31/2028	74,945
	Quikrete Holdings, Inc.
638,579	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	03/19/2029	639,164
172,819	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	04/14/2031	172,711
842,888	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	02/10/2032	842,782
	QXO Building Products, Inc.
162,444	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.28%	04/30/2032	163,756
	Radiology Partners, Inc.
955,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	06/30/2032	948,434
	RealPage, Inc.
462,597	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	7.56%	04/24/2028	459,939
339,150	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	04/24/2028	340,115
	Sabre GLBL, Inc.
226,062	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%	12/17/2027	222,994
253,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%	12/17/2027	249,861
377,148	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.43%	11/15/2029	377,148
163,501	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	10.43%	11/15/2029	155,939
	Savor Acquisition, Inc.
639,655	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	02/19/2032	644,302
	Sazerac Co., Inc.
260,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	06/25/2032	260,325
	Sedgwick Claims Management Services, Inc.
1,116,563	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	07/31/2031	1,121,838
	Signia Aerospace LLC
513,789	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	12/11/2031	517,000

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
627,965	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	12/11/2031	631,889
	Six Flags Entertainment Corp.
496,085	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	05/01/2031	497,139
	Solenis Holdings Ltd.
1,325,004	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	06/23/2031	1,312,059
	Sotera Health Holdings LLC
1,399,425	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	05/30/2031	1,407,304
	Spin Holdco, Inc.
194,915	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.26%, 0.75% Floor)	8.58%	03/06/2028	171,769
	Staples, Inc.
377,150	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.03%	09/10/2029	348,998
	Starwood Property Mortgage LLC
372,327	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	01/02/2030	373,958
	StubHub Holdco Sub LLC
1,032,878	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	03/15/2030	1,005,331
	SWF Holdings I Corp.
294,260	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 1.00% Floor)	8.44%	10/06/2028	226,948
	Team Health Holdings, Inc.
499,756	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 1.00% Floor)	9.53%	03/02/2027	498,037
	Tecta America Corp.
830,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	02/18/2032	832,855
	Tiger Acquisition LLC
816,814	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	06/01/2028	819,653
	Townsquare Media, Inc.
233,531	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.32%	02/19/2030	211,346
	Trans Union LLC
420,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	06/24/2031	421,756
	TransDigm, Inc.
932,950	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.80%	01/20/2032	935,408
	Travelport Finance Luxembourg Sarl
154,262	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%	09/29/2028	119,891
96,807	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%	09/29/2028	75,238
	TricorBraun Holdings, Inc.
496,202	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.36%, 0.50% Floor)	7.69%	03/03/2028	496,246
	Trident TPI Holdings, Inc.
992,232	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	976,237
	Trucordia Insurance Holdings LLC
745,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.56%	06/17/2032	747,328
	UFC Holdings LLC
671,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	11/21/2031	674,896
	United Natural Foods, Inc.
358,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	05/01/2031	361,630
	United Talent Agency LLC
341,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.81%	06/10/2032	342,831

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Univision Communications, Inc.
740,755	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%		06/25/2029	739,522
	Upbound Group, Inc.
655,113	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%		02/17/2028	658,389
	Vantage Specialty Chemicals, Inc.
894,204	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.50% Floor)	9.03%		10/26/2026	868,012
	Veritiv Operating Co.
318,496	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%		11/30/2030	320,009
	Vestis Corp.
636,719	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%		02/24/2031	612,842
	Victra Holdings LLC
566,372	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.75% Floor)	8.55%		03/29/2029	567,258
	Virgin Media Bristol LLC
783,482	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.37%		03/31/2031	774,534
	Voyager Parent LLC
1,715,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	9.07%		05/10/2032	1,699,754
	VT Topco, Inc.
473,826	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%		08/09/2030	475,397
	Wand NewCo 3, Inc.
428,302	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%		01/30/2031	426,884
	WaterBridge Midstream Operating LLC
775,789	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.00% Floor)	9.31%		06/27/2029	773,710
	WaterBridge NDB Operating LLC
456,550	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%		05/10/2029	457,121
	WestJet Loyalty LP
408,644	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%		02/14/2031	409,205
	Whatabrands LLC
1,675,789	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.83%		08/03/2028	1,678,404
	White Cap Supply Holdings LLC
806,174	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		10/31/2029	803,002
	WhiteWater Matterhorn Holdings LLC
185,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%		06/16/2032	185,155
	WR Grace Holdings LLC
473,773	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	7.55%		09/22/2028	475,056
	Zayo Group Holdings, Inc.
377,145	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.44%		03/09/2027	359,719
407,892	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%		03/09/2027	392,808
	Zelis Payments Buyer, Inc.
825,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		11/26/2031	822,580
	Ziggo Financing Partnership
370,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.61%, 0.00% Floor)	6.93%		04/28/2028	362,306
	Total Bank Loans (Cost $159,319,859)				157,314,958
COLLATERALIZED LOAN OBLIGATIONS - 2.8%
	Anchorage Capital CLO Ltd.
5,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.73	%(a)	10/15/2034	5,008,745

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Anthelion Ltd.
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	0.00	%(a)	07/20/2036	997,500
	Babson CLO Ltd./Cayman Islands
2,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 0.00% Floor)	7.12	%(a)	04/15/2031	1,993,319
	Bain Capital Credit CLO
500,000	Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.38	%(a)	10/23/2037	502,017
5,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	01/21/2038	5,016,215
	Battalion CLO Ltd.
3,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.68	%(a)	10/15/2037	3,013,730
	Birch Grove CLO
10,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.68	%(a)	10/20/2037	10,044,914
	BlueMountain CLO Ltd.
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.69	%(a)	11/15/2030	1,968,231
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.53	%(a)	10/20/2030	2,377,409
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.12	%(a)	07/20/2037	2,527,117
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.52	%(a)	07/15/2030	2,508,656
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.29	%(a)	01/30/2031	2,758,585
	Canyon CLO
1,000,000	Series 2021-3A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.57	%(a)	07/15/2034	1,011,010
	Carlyle Global Market Strategies
9,000,000	Series 2021-9A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.73	%(a)	10/20/2034	9,058,110
1,000,000	Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.41	%(a)	10/15/2037	1,005,676
	Cathedral Lake CLO Ltd.
6,000,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.15	%(a)	01/20/2035	6,028,440
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.95	%(a)	01/20/2035	5,057,704
	Cent CLO
9,500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	8.37	%(a)	01/25/2035	9,520,661
	Dryden Senior Loan Fund
2,200,000	Series 2016-43A-DR3 (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.78	%(a)	04/20/2034	2,217,926
	Generate CLO Ltd.
2,000,000	Series 2023-13A-A1 (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.07	%(a)	01/20/2037	2,009,709
	ING Investment Management CLO Ltd.
3,000,000	Series 2014-1A-CR2 (3 mo. Term SOFR + 3.06%, 0.00% Floor)	7.33	%(a)	04/18/2031	3,034,547
	Katayma CLO Ltd.
2,190,000	Series 2023-1A-A1 (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.27	%(a)	10/20/2036	2,203,154
	LCM LP
2,000,000	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	7.98	%(a)	07/20/2030	2,010,079
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	7.48	%(a)	10/20/2030	3,083,390
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.53	%(a)	04/20/2031	3,814,620
	LCM XIII LP
4,000,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.28	%(a)	07/20/2031	3,988,221
	Madison Park Funding Ltd.
1,000,000	Series 2023-63A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.72	%(a)	07/21/2038	1,004,546
	Magnetite CLO Ltd.
2,000,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.59	%(a)	01/25/2035	2,013,430
	Marble Point CLO
1,500,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.12	%(a)	10/20/2036	1,512,373
	Menlo CLO Ltd.
3,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.69	%(a)	01/20/2038	3,011,359
	Octagon Investment Partners Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.54	%(a)	07/17/2030	2,006,816
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.47	%(a)	07/15/2030	10,109,897
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.88	%(a)	01/20/2035	3,423,950

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Octagon Investment Partners XXII LLC
2,500,000	Series 2014-1A-ERR (3 mo. Term SOFR + 5.71%, 5.71% Floor)	9.98	%(a)	01/22/2030	2,429,380
	OFSI Fund Ltd.
1,000,000	Series 2022-11A-BR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	7.07	%(a)	10/18/2035	1,008,218
	Park Blue CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.69	%(a)	10/20/2037	5,026,284
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.49	%(a)	07/26/2031	1,002,699
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.82	%(a)	07/15/2034	6,798,941
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.04	%(a)	10/25/2034	6,862,339
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.88	%(a)	07/20/2034	2,005,965
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	8.19	%(a)	01/25/2032	4,006,411
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.79	%(a)	10/25/2034	1,213,399
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.94	%(a)	10/25/2034	971,025
	Storm King Park CLO Ltd.
1,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.62	%(a)	10/15/2037	1,004,112
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.57	%(a)	10/15/2031	2,986,009
	Trestles LLC
10,000,000	Series 2025-8A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.63	%(a)	06/11/2035	10,008,437
	Trimaran CAVU LLC
5,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	8.31	%(a)	01/18/2035	4,987,174
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.43	%(a)	04/20/2031	997,989
	Voya CLO Ltd.
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.27	%(a)	07/15/2031	4,017,230
	Wind River CLO Ltd.
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	01/15/2031	910,044
3,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.93	%(a)	10/22/2031	3,046,867
3,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.25	%(a)	04/18/2036	3,008,688
4,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.42	%(a)	07/15/2030	4,013,646
2,000,000	Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)	8.22	%(a)	07/20/2037	1,992,482
	Total Collateralized Loan Obligations (Cost $184,176,644)				184,139,395
FOREIGN CORPORATE BONDS - 5.1%
2,306,607	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	2,305,476
1,900,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,704,058
1,300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,116,178
2,720,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	2,397,062
1,200,000	Adani International Container Terminal Pvt Ltd.	3.00	%(a)	02/16/2031	1,057,527
700,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	674,823
1,800,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,701,927
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	1,016,301
1,252,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	1,010,337
1,800,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,781,530
2,008,550	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,711,462
3,270,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%		01/19/2029	3,329,640
4,598,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%)	6.95%		03/10/2055	4,780,885
2,600,000	AES Espana BV	5.70	%(a)	05/04/2028	2,495,402
1,000,000	Agrosuper SA	4.60%		01/20/2032	934,222
812,497	AL Candelaria Spain SA	7.50%		12/15/2028	811,581
3,200,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	2,717,920
1,650,000	AL Candelaria Spain SA	5.75%		06/15/2033	1,401,427
800,000	Altice Financing SA	5.00	%(a)	01/15/2028	602,587
1,660,000	Altice France SA	5.50	%(a)	10/15/2029	1,377,800
2,400,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	2,292,130

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,584,000	ArcelorMittal SA	6.00%		06/17/2034	2,710,284
1,305,000	Ardonagh Finco Ltd.	7.75	%(a)	02/15/2031	1,365,342
1,500,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	1,531,627
3,750,000	Ashtead Capital, Inc.	5.55	%(a)	05/30/2033	3,789,251
4,164,000	Aspen Insurance Holdings Ltd.	5.75%		07/01/2030	4,234,762
4,349,000	Avolon Holdings Funding Ltd.	5.75	%(a)	03/01/2029	4,469,354
5,211,000	Avolon Holdings Funding Ltd.	5.75	%(a)	11/15/2029	5,367,116
500,000	Banco Continental SAECA	2.75%		12/10/2025	495,608
1,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(g)	04/22/2031	1,247,271
400,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	402,320
2,000,000	Banco de Bogota SA	6.25%		05/12/2026	2,007,560
500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13	%(a)	07/01/2030	500,000
3,240,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	3,240,000
3,550,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	3,445,319
600,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	596,438
200,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	197,462
2,937,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	2,924,518
5,777,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	5,759,882
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40	%(a)	04/30/2035	1,429,610
2,200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63	%(g)	01/10/2028	2,193,833
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(a)(g)	06/27/2029	198,108
1,800,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(g)	05/20/2031	1,825,434
4,780,000	BAT Capital Corp.	5.63%		08/15/2035	4,866,039
4,331,000	BAT Capital Corp.	4.54%		08/15/2047	3,501,616
1,200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	1,180,032
2,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	2,482,366
2,894,000	Bell Telephone Co. of Canada or Bell Canada (5 yr. CMT Rate + 2.39%)	6.88%		09/15/2055	2,973,624
1,200,000	Belron UK Finance PLC	5.75	%(a)	10/15/2029	1,210,882
5,384,000	BPCE SA (SOFR + 2.04%)	6.29	%(a)	01/14/2036	5,656,797
400,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	398,391
1,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	972,970
1,000,000	Braskem Netherlands Finance BV	4.50%		01/31/2030	775,759
5,023,000	Brookfield Finance, Inc.	5.81%		03/03/2055	4,915,701
1,400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(a)	02/15/2039	1,443,464
4,485,000	CaixaBank SA (SOFR + 2.26%)	6.04	%(a)	06/15/2035	4,695,073
2,800,000	Canacol Energy Ltd.	5.75%		11/24/2028	968,979
4,895,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%		01/13/2031	5,015,950
2,100,000	CAP SA	3.90	%(a)	04/27/2031	1,689,243
3,500,000	CAP SA	3.90%		04/27/2031	2,815,405
5,151,000	CCL Industries, Inc.	3.05	%(a)	06/01/2030	4,781,080
800,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(g)	06/08/2026	787,364
500,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20	%(a)(g)	06/10/2030	505,750

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
400,000	Cencosud SA	4.38%		07/17/2027	397,108
4,870,841	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	4,306,067
1,200,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	1,200,216
379,000	Cometa Energia SAB de CV	6.38%		04/24/2035	390,875
3,731,000	Cosan Overseas Ltd.	8.25	%(g)	08/05/2025	3,767,862
4,833,000	Credit Agricole SA (SOFR + 1.74%)	5.86	%(a)	01/09/2036	5,012,375
2,200,000	CSN Resources SA	5.88%		04/08/2032	1,811,126
4,400,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	4,318,443
3,810,000	Diageo Investment Corp.	5.13%		08/15/2030	3,926,439
1,782,268	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	11,104
618,361	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	27,038
4,604,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	4,857,831
4,720,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	4,763,631
1,117,080	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,105,239
1,977,000	Enel Finance International NV	5.13	%(a)	06/26/2029	2,014,495
1,700,000	Energuate Trust	5.88%		05/03/2027	1,692,112
348,674	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	341,364
724,050	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	732,014
1,031,000	Frigorifico Concepcion SA	7.70%		07/21/2028	801,940
1,678,156	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	1,378,049
1,295,000	Garda World Security Corp.	4.63	%(a)	02/15/2027	1,287,840
1,125,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	1,155,446
1,100,000	GCC SAB de CV	3.61%		04/20/2032	973,068
1,290,000	GGAM Finance Ltd.	6.88	%(a)	04/15/2029	1,336,863
8,234,000	Glencore Funding LLC	5.37	%(a)	04/04/2029	8,445,205
2,075,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	2,129,699
635,520	GNL Quintero SA	4.63%		07/31/2029	630,554
2,100,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	2,185,280
700,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	533,270
1,460,000	Grifols SA	4.75	%(a)	10/15/2028	1,404,450
1,152,435	Guara Norte Sarl	5.20%		06/15/2034	1,093,020
1,870,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	1,957,512
570,000	INEOS Finance PLC	7.50	%(a)	04/15/2029	571,894
2,700,000	InRetail Consumer	3.25%		03/22/2028	2,562,978
2,400,000	InRetail Shopping Malls	5.75%		04/03/2028	2,400,336
900,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	875,329
200,000	Intercorp Peru Ltd.	3.88%		08/15/2029	188,381
133,163	Interoceanica IV Finance Ltd. Series 2007	0.00	%(b)	11/30/2025	129,334
1,192,690	Invepar Holdings	0.00	%(b)(f)	12/30/2028	—
400,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	395,787
3,822,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.75%		12/01/2031	3,564,197
923,000	JSW Hydro Energy Ltd.	4.13	%(a)	05/18/2031	850,373
2,556,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	2,354,878
2,600,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	2,549,556
600,000	KUO SAB De CV	5.75%		07/07/2027	591,581
1,824,336	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	1,717,430
5,817,000	Lloyds Banking Group PLC (1 yr. CMT Rate + 1.60%)	6.07%		06/13/2036	5,982,967
2,512,000	Macquarie Airfinance Holdings Ltd.	5.20	%(a)	03/27/2028	2,541,762
2,330,000	Macquarie Airfinance Holdings Ltd.	6.40	%(a)	03/26/2029	2,434,195
619,000	Macquarie Airfinance Holdings Ltd.	5.15	%(a)	03/17/2030	619,082
492,000	Macquarie Airfinance Holdings Ltd.	6.50	%(a)	03/26/2031	521,072
955,000	Mattamy Group Corp.	4.63	%(a)	03/01/2030	918,635
500,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	495,901
2,095,000	Merlin Entertainments Group US Holdings, Inc.	7.38	%(a)	02/15/2031	1,873,442
2,550,000	Mexarrend SAPI de CV	10.25	%(a)(f)	07/24/2025	19,125
1,316,616	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,309,374
900,000	Millicom International Cellular SA	5.13%		01/15/2028	890,158
1,980,000	Millicom International Cellular SA	6.25%		03/25/2029	1,985,714

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
400,000	Minerva Luxembourg SA	5.88%		01/19/2028	400,597
800,000	Minerva Luxembourg SA	8.88%		09/13/2033	864,675
1,100,000	Minerva Luxembourg SA	8.88	%(a)	09/13/2033	1,188,928
2,000,000	Minsur SA	4.50%		10/28/2031	1,862,100
4,703,000	Mitsubishi UFJ Financial Group, Inc. (1 yr. CMT Rate + 1.27%)	5.62%		04/24/2036	4,837,980
1,931,162	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,888,132
1,400,000	Movida Europe SA	7.85	%(a)	04/11/2029	1,293,474
1,500,000	Movida Europe SA	7.85%		04/11/2029	1,385,865
5,112,326	MV24 Capital BV	6.75%		06/01/2034	4,962,738
1,660,000	National Bank of Canada	4.50%		10/10/2029	1,658,872
5,786,000	NatWest Group PLC (1 yr. CMT Rate + 1.05%)	5.12%		05/23/2031	5,882,767
480,000	Nissan Motor Co. Ltd.	4.35	%(a)	09/17/2027	461,133
510,000	Nissan Motor Co. Ltd.	4.81	%(a)	09/17/2030	468,232
800,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	793,022
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	1,270,083
1,228,000	Orazul Energy Peru SA	5.63%		04/28/2027	1,217,310
500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83	%(a)	09/10/2030	497,485
2,300,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	2,288,432
2,950,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	2,955,908
690,000	Parkland Corp.	4.63	%(a)	05/01/2030	661,266
600,000	Periama Holdings	5.95%		04/19/2026	600,176
333,360	Peru LNG Srl	5.38%		03/22/2030	313,739
4,825,713	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	4,892,245
1,200,000	Raizen Fuels Finance SA	5.70%		01/17/2035	1,124,400
1,000,000	Reliance Industries Ltd.	3.67%		11/30/2027	982,153
9,281,000	Renesas Electronics Corp.	2.17	%(a)	11/25/2026	8,978,736
2,876,000	Rio Tinto Finance USA PLC	5.75%		03/14/2055	2,882,452
4,266,499	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	3,096,092
800,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	835,800
900,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%		08/02/2028	845,985
400,000	Sasol Financing USA LLC	4.38%		09/18/2026	394,646
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(a)	10/01/2035	203,400
1,010,000	Seaspan Corp.	5.50	%(a)	08/01/2029	961,021
2,840,000	Siemens Funding BV	5.80	%(a)	05/28/2055	2,924,719
1,100,000	Simpar Europe SA	5.20%		01/26/2031	902,000
4,751,000	Smurfit Kappa Treasury ULC	5.20%		01/15/2030	4,848,741
500,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	498,128
1,241,000	TELUS Corp. (5 yr. CMT Rate + 2.71%)	7.00%		10/15/2055	1,252,406
2,168,984	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	2,050,872
1,000,000	TK Elevator US Newco, Inc.	5.25	%(a)	07/15/2027	999,964
500,000	Transelec SA	3.88%		01/12/2029	484,532
1,847,000	Triton Container International Ltd. / TAL International Container Corp.	3.25%		03/15/2032	1,597,161
785,000	Trivium Packaging Finance BV	8.25	%(a)	07/15/2030	830,728
487,000	Ultrapar International SA	5.25%		10/06/2026	486,195
62,116	Unigel Luxembourg SA 13.50% Cash or 15.00% PIK	13.50%		12/31/2027	50,003
44,228	Unigel Luxembourg SA 13.50% Cash or 15.00% PIK	13.50	%(a)	12/31/2027	35,604
215,781	Unigel Luxembourg SA 11.00% Cash or 12.00% PIK	11.00%		12/31/2028	60,419
50,180	Unigel Luxembourg SA 11.00% Cash or 12.00% PIK	11.00	%(a)	12/31/2028	14,051
262,805	Unigel Netherlands Holding Corp. BV 15.00% Cash or 15.00% PIK	15.00%		12/31/2044	8,541
2,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	2,352,549

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,300,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	2,226,882
1,875,000	Vale Overseas Ltd.	6.40%		06/28/2054	1,844,567
1,305,000	Vallourec SACA	7.50	%(a)	04/15/2032	1,369,611
4,771,000	Videotron Ltd.	5.70	%(a)	01/15/2035	4,803,099
450,000	Wipro IT Services LLC	1.50%		06/23/2026	436,821
800,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	811,864
	Total Foreign Corporate Bonds (Cost $344,568,810)				336,958,176
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.0%
4,100,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(g)	10/15/2025	4,141,090
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(a)	05/07/2030	203,122
700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	665,031
1,800,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,781,932
2,996,719	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	2,385,388
1,800,000	Chile Electricity Lux Mpc II Sarl	5.67	%(a)	10/20/2035	1,814,408
186,000	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	192,930
10,700,000	Colombia Government International Bond	4.13%		05/15/2051	6,117,083
400,000	Comision Federal de Electricidad	3.35%		02/09/2031	352,661
1,300,000	Comision Federal de Electricidad	6.45	%(a)	01/24/2035	1,284,780
2,700,000	Corp. Nacional del Cobre de Chile	5.13%		02/02/2033	2,631,754
1,550,000	Dominican Republic International Bond	5.50%		02/22/2029	1,547,055
9,000,000	Ecopetrol SA	5.88%		11/02/2051	5,933,034
1,590,801	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	1,616,094
2,783,901	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	2,828,165
1,000,000	Guatemala Government Bond	4.50%		05/03/2026	992,390
800,000	Guatemala Government Bond	4.88%		02/13/2028	792,348
1,800,000	Guatemala Government Bond	5.25%		08/10/2029	1,791,000
1,400,000	Guatemala Government Bond	5.38%		04/24/2032	1,370,502
4,373,062	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	4,438,084
2,800,000	Mexico Government International Bond	4.40%		02/12/2052	1,971,830
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,440,700
2,600,000	Morocco Government International Bond	2.38%		12/15/2027	2,461,951
300,000	Morocco Government International Bond	5.95%		03/08/2028	307,767
1,600,000	Morocco Government International Bond	3.00%		12/15/2032	1,356,440
600,000	Morocco Government International Bond	4.00%		12/15/2050	409,410
600,000	OCP SA	4.50%		10/22/2025	598,291
3,300,000	OCP SA	6.75%		05/02/2034	3,425,262
943,000	Paraguay Government International Bond	4.70%		03/27/2027	943,519
1,700,000	Pertamina Persero PT	1.40%		02/09/2026	1,667,712
1,100,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,089,823
600,000	Petroleos Mexicanos	6.75%		09/21/2047	434,950
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $71,235,760)				63,986,506
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 4.8%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.86	%(a)(c)(h)	06/15/2054	931,397
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.85	%(a)	05/17/2041	3,973,360
	AREIT Trust
5,650,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	12/17/2029	5,598,421
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.73	%(a)(c)	08/14/2034	1,020,365
	BANK
4,016,760	Series 2017-BNK8-XA	0.84	%(c)(h)	11/15/2050	54,548

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,005,000	Series 2020-BN28-AS	2.14%		03/15/2063	868,278
1,910,000	Series 2021-BN32-A4	2.35%		04/15/2054	1,720,084
4,009,000	Series 2021-BN35-A5	2.29%		06/15/2064	3,479,459
3,109,000	Series 2021-BN37-C	3.21	%(c)	11/15/2064	2,532,945
5,600,000	Series 2022-BNK39-AS	3.18%		02/15/2055	4,975,131
2,682,000	Series 2022-BNK39-E	2.50	%(a)	02/15/2055	1,758,819
163,700,000	Series 2025-BNK50-XA	0.35	%(c)(h)	05/15/2068	4,783,641
	BANK5 Trust
5,608,000	Series 2024-5YR10-AS	5.64%		10/15/2057	5,750,904
4,810,000	Series 2024-5YR6-A3	6.23%		05/15/2057	5,067,777
5,478,000	Series 2024-5YR9-A3	5.61%		08/15/2057	5,676,382
3,280,000	Series 2025-5YR15-AS	5.76	%(c)	06/15/2030	3,386,836
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%		11/15/2054	3,996,575
5,364,000	Series 2022-C14-A5	2.95	%(c)	02/15/2055	4,773,090
5,785,000	Series 2022-C16-A5	4.60	%(c)	06/15/2055	5,707,941
5,500,000	Series 2024-5C29-A3	5.21%		09/15/2057	5,613,985
3,260,000	Series 2025-5C34-A3	5.66%		05/15/2058	3,403,153
	Benchmark Mortgage Trust
4,598,000	Series 2020-B18-AGNF	4.14	%(a)	07/15/2053	4,546,115
4,549,000	Series 2020-B19-AS	2.15%		09/15/2053	3,738,511
88,522,584	Series 2021-B28-XA	1.37	%(c)(h)	08/15/2054	4,752,016
5,650,000	Series 2022-B32-AS	3.53	%(c)	01/15/2055	4,913,451
1,315,000	Series 2023-B38-A2	5.63%		04/15/2056	1,346,372
5,600,000	Series 2024-V10-A3	5.28%		09/15/2057	5,734,649
4,793,000	Series 2024-V11-A3	5.91	%(c)	11/15/2057	5,028,726
5,000,000	Series 2024-V8-A2	5.71%		07/15/2057	5,197,183
4,791,000	Series 2024-V8-A3	6.19	%(c)	07/15/2057	5,057,533
5,443,000	Series 2024-V9-A3	5.60%		08/15/2057	5,632,501
3,338,000	Series 2025-V15-AS	6.17%		06/15/2058	3,510,886
	BMO Mortgage Trust
653,000	Series 2024-5C3-AS	6.29	%(c)	02/15/2057	678,555
5,539,000	Series 2024-5C6-A3	5.32%		09/15/2057	5,674,992
3,729,000	Series 2024-5C7-AS	5.89	%(c)	11/15/2057	3,852,736
4,874,000	Series 2025-5C11-AS	5.94%		07/15/2058	5,078,815
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.58	%(a)	09/15/2035	5,609,764
	BX Trust
3,740,000	Series 2019-OC11-E	4.08	%(a)(c)	12/09/2041	3,436,754
	CFCRE Commercial Mortgage Trust
2,047,939	Series 2016-C6-A2	2.95%		11/10/2049	2,016,653
3,267,000	Series 2017-C8-B	4.20	%(c)	06/15/2050	3,134,175
	Citigroup Commercial Mortgage Trust
32,109,278	Series 2016-P3-XA	1.81	%(c)(h)	04/15/2049	228,583
38,250,452	Series 2016-P4-XA	2.04	%(c)(h)	07/10/2049	401,025
63,890,034	Series 2016-P5-XA	1.51	%(c)(h)	10/10/2049	586,638
4,534,000	Series 2019-GC41-B	3.20%		08/10/2056	3,979,800
3,980,000	Series 2020-555-F	3.62	%(a)(c)	12/10/2041	3,372,818
4,594,000	Series 2022-GC48-A5	4.74	%(c)	05/15/2054	4,558,947
	Citigroup/Deutsche Bank Commercial Mortgage Trust
49,996,902	Series 2016-C1-XA	1.51	%(c)(h)	05/10/2049	129,277
	Commercial Mortgage Pass Through Certificates
1,143,577	Series 2014-CR16-B	4.58%		04/10/2047	1,105,193
3,325,000	Series 2015-CR25-B	4.69	%(c)	08/10/2048	3,309,923
29,904,233	Series 2015-CR26-XA	0.99	%(c)(h)	10/10/2048	673
4,310,000	Series 2015-LC21-C	4.52	%(c)	07/10/2048	4,163,863
35,113,805	Series 2016-DC2-XA	1.05	%(c)(h)	02/10/2049	49,454
	Computershare Corporate Trust
4,891,000	Series 2015-C31-C	4.79	%(c)	11/15/2048	4,793,081
37,104,766	Series 2015-P2-XA	1.05	%(c)(h)	12/15/2048	51,865
55,593,918	Series 2016-NXS6-XA	1.68	%(c)(h)	11/15/2049	474,416
2,638,000	Series 2018-C45-C	4.73%		06/15/2051	2,532,775
3,546,000	Series 2018-C48-C	5.30	%(c)	01/15/2052	3,279,211

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
18,903,733	Series 2019-C49-XA	1.41	%(c)(h)	03/15/2052	631,897
5,500,000	Series 2019-C50-C	4.35%		05/15/2052	4,980,348
2,705,000	Series 2020-C55-B	3.14%		02/15/2053	2,447,887
998,486	Series 2020-C58-A3	1.81%		07/15/2053	887,184
5,510,000	Series 2020-C58-B	2.70%		07/15/2053	4,658,808
116,642,175	Series 2021-C59-XA	1.62	%(c)(h)	04/15/2054	7,218,483
	Credit Suisse Mortgage Capital Certificates
6,380,000	Series 2021-B33-B	3.77	%(a)(c)	10/10/2043	5,644,550
	CSAIL Commercial Mortgage Trust
33,804,214	Series 2016-C6-XA	2.01	%(c)(h)	01/15/2049	159,742
5,500,000	Series 2019-C16-B	3.88%		06/15/2052	5,190,899
61,687,171	Series 2020-C19-XA	1.21	%(c)(h)	03/15/2053	2,357,295
	DOLP Trust
4,070,000	Series 2021-NYC-D	3.70	%(a)(c)	05/10/2041	3,509,674
	GS Mortgage Securities Corp. II
254,176	Series 2011-GC5-XA	0.09	%(a)(c)(h)	08/10/2044	163
3,031,000	Series 2014-GC26-D	4.55	%(a)(c)	11/10/2047	1,765,588
2,635,000	Series 2015-GC32-B	4.54	%(c)	07/10/2048	2,620,492
73,552,142	Series 2015-GS1-XA	0.85	%(c)(h)	11/10/2048	121,773
1,825,000	Series 2016-GS2-C	4.85	%(c)	05/10/2049	1,764,642
43,039,401	Series 2016-GS2-XA	1.88	%(c)(h)	05/10/2049	224,085
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.86	%(a)	07/15/2035	135,843
1,070,000	Series 2019-GC42-A3	2.75%		09/10/2052	997,528
	JP Morgan Chase Commercial Mortgage Securities
43,918,401	Series 2015-JP1-XA	1.03	%(c)(h)	01/15/2049	85,676
7,958,000	Series 2020-LOOP-E	3.99	%(a)(c)	12/05/2038	1,338,544
	JPMBB Commercial Mortgage Securities Trust
8,234,760	Series 2014-C25-XA	0.61	%(c)(h)	11/15/2047	100
7,860,000	Series 2015-C27-D	3.95	%(a)(c)	02/15/2048	2,054,997
25,173,450	Series 2015-C30-XA	0.47	%(c)(h)	07/15/2048	302
12,477,167	Series 2015-C31-XA	0.89	%(c)(h)	08/15/2048	228
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%		06/15/2049	7,171,687
42,862,058	Series 2016-C2-XA	1.62	%(c)(h)	06/15/2049	252,406
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78	%(a)	07/15/2036	4,942,220
5,650,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	08/17/2042	5,607,862
	LSTAR Commercial Mortgage Trust
5,425,000	Series 2016-4-C	4.69	%(a)(c)	03/10/2049	5,262,289
	MF1 Multifamily Housing Mortgage Loan Trust
910,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00	%(a)	08/18/2041	913,301
5,650,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63	%(a)	02/18/2040	5,652,311
	Morgan Stanley Bank of America Merrill Lynch Trust
39,349,087	Series 2016-C30-XA	1.41	%(c)(h)	09/15/2049	348,318
6,364,000	Series 2017-C33-B	4.11%		05/15/2050	6,130,032
	Morgan Stanley Capital I Trust
22,547,312	Series 2016-UB11-XA	1.57	%(c)(h)	08/15/2049	225,412
	Natixis Commercial Mortgage Securities Trust
2,108,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.50	%(a)	06/15/2035	1,123,469
	NJ Trust
2,300,000	Series 2023-GSP-A	6.70	%(a)(c)	01/06/2029	2,421,443
	Ready Capital Corp.
4,750,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63	%(a)	11/25/2036	4,764,573
	SG Commercial Mortgage Securities LLC
1,789,000	Series 2016-C5-B	3.93%		10/10/2048	1,717,426
37,438,833	Series 2016-C5-XA	1.98	%(c)(h)	10/10/2048	385,538
	SLG Office Trust
4,110,000	Series 2021-OVA-E	2.85	%(a)	07/15/2041	3,468,608

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	UBS Commercial Mortgage Trust
2,491,000	Series 2017-C6-B	4.15	%(c)	12/15/2050	2,312,344
1,450,000	Series 2017-C7-B	4.29	%(c)	12/15/2050	1,396,245
6,958,000	Series 2017-C7-C	4.73	%(c)	12/15/2050	6,613,934
2,896,000	Series 2018-C12-C	5.19	%(c)	08/15/2051	2,615,845
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65	%(a)(c)	03/10/2046	1,438,751
5,800,000	Series 2013-C5-C	3.84	%(a)(c)	03/10/2046	5,267,385
	VEGAS Trust
2,775,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	2,813,949
	Wachovia Bank Commercial Mortgage Trust
5,399	Series 2006-C29-IO	0.49	%(c)(h)	11/15/2048	12
	Wells Fargo Commercial Mortgage Trust
4,784,000	Series 2025-5C4-A3	5.67%		05/15/2058	4,989,333
	WF-RBS Commercial Mortgage Trust
4,835,919	Series 2014-C22-XA	0.39	%(c)(h)	09/15/2057	1,057
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $414,343,473)				313,663,498
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.3%
	Adjustable Rate Mortgage Trust
17,597	Series 2007-3-1A1	5.13	%(a)(c)	11/25/2037	17,396
	AlphaFlow Transitional Mortgage Trust
910,728	Series 2021-WL1-A1	3.28	%(a)(i)	01/25/2026	863,835
	AMSR Trust
10,000,000	Series 2021-SFR1-F	3.60	%(a)	06/17/2038	9,303,334
3,000,000	Series 2021-SFR2-E1	2.48	%(a)	08/17/2038	2,896,638
2,500,000	Series 2021-SFR2-E2	2.58	%(a)	08/17/2038	2,413,931
4,500,000	Series 2021-SFR2-F1	3.28	%(a)	08/17/2038	4,364,174
2,000,000	Series 2021-SFR2-F2	3.67	%(a)	08/17/2038	1,940,947
8,900,000	Series 2023-SFR2-A	3.95	%(a)	06/17/2040	8,689,948
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,572,907	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		07/25/2036	2,847,666
13,463,179	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%		07/25/2036	3,625,782
	Banc of America Funding Corp.
129,514	Series 2005-G-A3	2.27	%(c)	10/20/2035	89,343
49,555	Series 2006-2-6A2	5.50%		03/25/2036	49,536
76,597	Series 2006-6-1A2	6.25%		08/25/2036	66,877
	Bear Stearns Asset Backed Securities Trust
256,094	Series 2007-SD1-1A3A	6.50%		10/25/2036	89,942
	CAFL Issuer LLC
2,380,021	Series 2021-RTL1-A1	4.24	%(a)(i)	03/28/2029	2,380,128
	Carrington Mortgage Loan Trust
4,918,111	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.58%		01/25/2037	4,394,838
	Chase Mortgage Finance Corp.
772,277	Series 2007-S3-2A1	5.50%		05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00	%(a)(c)	10/25/2059	5,605,025
	Citigroup Mortgage Loan Trust, Inc.
3,705,480	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%		01/25/2037	1,642,491
22,225,579	Series 2019-A-PT1	3.92	%(a)	10/25/2058	18,499,794
37,450,942	Series 2021-RP2-A1	1.75	%(a)(c)	03/25/2065	33,704,796
5,674,000	Series 2021-RP2-M1	3.25	%(a)(c)	03/25/2065	4,828,323
4,752,000	Series 2021-RP2-M2	3.40	%(a)(c)	03/25/2065	3,897,865
4,413,000	Series 2021-RP2-M3	3.40	%(a)(c)	03/25/2065	3,446,832
12,946,942	Series 2021-RP2-PT1	5.59	%(a)(c)	03/25/2065	10,691,287
	Citimortgage Alternative Loan Trust
49,121	Series 2006-A2-A2	6.00%		05/25/2036	46,600
27,197	Series 2006-A5-3A3Pool 2006-A5	6.00%		10/25/2036	24,459
197,709	Series 2007-A1-1A7	6.00%		01/25/2037	178,211
6,179,954	Series 2007-A2-1A5	6.00%		02/25/2037	5,532,560
2,786,588	Series 2007-A5-1A10	5.75%		05/25/2037	2,590,840

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	CitiMortgage, Inc.
18,027	Series 2005-1-1A4	5.50%		02/25/2035	17,654
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38	%(a)	12/15/2052	862,568
	Countrywide Alternative Loan Trust
55,841	Series 2005-20CB-1A1	5.50%		07/25/2035	44,631
117,565	Series 2005-28CB-3A6	6.00%		08/25/2035	45,070
11,578,658	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	4.88%		09/25/2035	7,041,317
397,182	Series 2005-46CB-A22	5.25%		10/25/2035	269,079
6,315,413	Series 2005-49CB-A2	5.50%		11/25/2035	4,020,708
57,829	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.13%		10/25/2035	33,747
245,914	Series 2006-26CB-A9	6.50%		09/25/2036	120,851
5,755,171	Series 2006-42-1A8	6.00%		01/25/2047	2,942,319
925,796	Series 2007-12T1-A1	6.00%		06/25/2037	411,845
5,862,076	Series 2007-12T1-A3	6.00%		06/25/2037	2,607,772
996,799	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%		08/25/2037	321,849
288,648	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	17.64	%(j)	08/25/2037	367,453
52,684	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	9.51	%(j)	08/25/2037	44,628
234,457	Series 2007-18CB-2A17	6.00%		08/25/2037	138,221
1,286,582	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%		09/25/2037	460,660
1,263,848	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07	%(h)(j)	09/25/2037	194,938
5,452,090	Series 2007-8CB-A1	5.50%		05/25/2037	2,731,003
4,081,524	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		06/25/2047	3,214,898
	Countrywide Home Loan Mortgage Pass Through Trust
137,533	Series 2005-28-A7	5.25%		11/01/2035	70,790
404,113	Series 2007-10-A5	6.00%		07/25/2037	176,479
141,298	Series 2007-15-1A16	6.25%		09/25/2037	84,449
422,295	Series 2007-3-A17	6.00%		04/25/2037	193,862
	Credit Suisse First Boston Mortgage Securities Corp.
46,375	Series 2005-10-5A5	5.50%		11/25/2035	33,298
	Credit Suisse Management LLC
488,796	Series 2005-8-1A3	5.25%		09/25/2035	382,773
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%		05/25/2036	826,632
19,564	Series 2006-4-7A1	5.50%		05/25/2056	11,379
62,272	Series 2007-1-3A1	6.00%		02/25/2026	7,179
7,897	Series 2007-2-2A1	5.00%		03/25/2037	5,723
3,010,948	Series 2009-3R-19A2	6.00	%(a)	01/27/2038	1,308,540
513,373	Series 2010-4R-3A17	6.00	%(a)(c)	06/26/2037	467,063
26,831,074	Series 2020-RPL1-PT1	3.30	%(a)(c)	10/25/2069	21,719,049
9,035,400	Series 2020-RPL4-M1	2.50	%(a)	01/25/2060	6,994,968
	Credit-Based Asset Servicing and Securitization LLC
5,490,727	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.75	%(a)	05/25/2046	4,841,211
	Deutsche ALT-A Securities, Inc.
3,894,871	Series 2005-6-2A1	5.50%		12/25/2035	3,278,429
3,305,728	Series 2005-AR2-2A1	5.00	%(c)	10/25/2035	2,132,812
	Deutsche Mortgage Securities, Inc.
334,328	Series 2006-PR1-3A1	5.93	%(a)(j)	04/15/2036	307,778
16,922	Series 2006-PR1-4AI2	6.15	%(a)(j)	04/15/2036	16,405
546,232	Series 2006-PR1-5AI4	5.93	%(a)(j)	04/15/2036	519,348
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.74%		11/25/2036	13,579,519
9,892,498	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		03/25/2037	5,134,684
	First Horizon Alternative Mortgage Securities
192,879	Series 2006-FA2-1A5	6.00%		05/25/2036	74,720
32,622	Series 2006-RE1-A1	5.50	%(c)	05/25/2035	20,726

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Freedom Mortgage Parent LLC
16,440,000	Series 2021-GT2-A	3.85	%(a)(c)	10/25/2026	15,661,181
	GCAT
6,944,000	Series 2021-NQM6-M1	3.41	%(a)(c)	08/25/2066	5,267,897
	GMAC Mortgage Corp. Loan Trust
1,050,009	Series 2006-J1-A6	5.75%		04/25/2036	901,931
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29	%(a)(c)	09/27/2060	7,120,166
7,000,000	Series 2025-NQM2-A1	5.65	%(a)(c)	06/25/2065	7,077,966
3,000,000	Series 2025-NQM2-A3	5.90	%(a)(c)	06/25/2065	3,036,153
	GSAA Trust
2,835	Series 2005-7-AF5	5.11	%(i)	05/25/2035	2,804
929,407	Series 2007-10-A2A	6.50%		11/25/2037	336,147
	GSR Mortgage Loan Trust
1,418,665	Series 2006-3F-4A1	6.00%		03/25/2036	762,004
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%		08/25/2046	4,784,343
29,741	Series 2007-1F-2A2	5.50%		01/25/2037	121,663
	Home Partners of America Trust
2,452,437	Series 2021-1-D	2.48	%(a)	09/17/2041	2,148,714
1,127,290	Series 2021-1-E	2.58	%(a)	09/17/2041	970,437
1,268,617	Series 2021-1-F	3.33	%(a)	09/17/2041	1,078,321
	Homeward Opportunities Fund I Trust
5,250,000	Series 2020-2-M1	3.90	%(a)(c)	05/25/2065	5,083,360
	HSI Asset Securitization Corp.
21,388,494	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		10/25/2036	5,839,119
8,720,435	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		04/25/2037	5,684,492
	Impac Secured Assets CMN Owner Trust
20,296,395	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.97%		02/25/2037	18,698,659
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45	%(a)(c)	01/25/2057	2,095,309
	Indymac IMSC Mortgage Loan Trust
1,271,544	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		07/25/2047	834,974
1,264,468	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	5.05%		07/25/2047	832,835
	Invitation Homes Trust
13,127,000	Series 2024-SFR1-D	4.25	%(a)	09/17/2041	12,514,616
	JP Morgan Alternative Loan Trust
1,728,088	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	5.12%		01/25/2036	1,690,659
1,682,553	Series 2006-S3-A4	6.81	%(i)	08/25/2036	1,653,270
19,040	Series 2006-S3-A6	6.62	%(i)	08/25/2036	18,961
19,559	Series 2006-S4-A6	6.21	%(i)	12/25/2036	20,201
	JP Morgan Mortgage Acquisition Corp.
12,732,719	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		07/25/2036	5,925,031
14,530,648	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		08/25/2036	10,909,836
12,202,687	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%		12/25/2036	6,362,235
	JP Morgan Mortgage Trust
156,568	Series 2007-S3-1A7	6.00%		08/25/2037	68,034
	Legacy Mortgage Asset Trust
19,721,123	Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	17,422,040
7,490,968	Series 2021-GS3-A2	7.25	%(a)(i)	07/25/2061	7,434,728
	Lehman Mortgage Trust
368,364	Series 2006-3-1A5	6.00%		07/25/2036	173,724
24,343	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	10.29	%(j)	01/25/2037	21,410
85,250	Series 2007-2-1A1	5.75%		02/25/2037	56,136

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Lehman XS Trust
2,776,980	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.70%		02/25/2036	2,579,660
2,213,517	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		02/25/2037	2,142,721
8,602,436	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.68%		08/25/2047	7,168,260
7,632,205	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%		03/25/2037	7,103,816
	Long Beach Mortgage Loan Trust
32,934,718	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%		03/25/2046	11,646,810
12,775,231	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		05/25/2046	3,829,571
14,969,325	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%		07/25/2036	5,930,007
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%		03/25/2035	58,373
4,460,575	Series 2006-1-A5	6.00%		02/25/2036	1,915,683
32,221	Series 2007-1-2A7	6.00%		10/25/2036	8,833
	MASTR Asset Backed Securities Trust
10,250,766	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		11/25/2035	5,788,213
	MASTR Asset Securitization Trust
704,414	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%		06/25/2036	398,046
	Merrill Lynch Alternative Note Asset
1,615,650	Series 2007-F1-2A8	6.00%		03/25/2037	533,603
	Merrill Lynch Mortgage Investors, Inc.
4,764,489	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		03/25/2037	3,686,685
	Morgan Stanley ABS Capital I, Inc.
7,099,339	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		08/25/2036	3,539,927
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%		11/25/2033	14,062
381,114	Series 2005-7-7A4	5.50%		11/25/2035	350,820
1,351,815	Series 2006-7-3A	5.08	%(c)	06/25/2036	715,769
23,781,594	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		12/25/2036	8,084,253
7,420,266	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%		04/25/2037	1,935,657
	MortgageIT Trust
13,101,765	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%		06/25/2047	11,308,175
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.17%		10/25/2035	5,208,778
	Nomura Asset Acceptance Corp.
157,197	Series 2006-AP1-A2	5.52	%(c)	01/25/2036	45,117
	Nomura Home Equity Loan, Inc.
488,281	Series 2006-AF1-A2	6.30	%(i)	10/25/2036	100,912
806,533	Series 2007-1-1A1	6.56	%(i)	02/25/2037	214,303
	NRZ Excess Spread-Collateralized Notes
2,013,351	Series 2020-PLS1-A	3.84	%(a)	12/25/2025	1,993,622
	Option One Mortgage Loan Trust
25,623	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.41%		11/25/2034	27,003
15,158,631	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		07/25/2037	13,472,110
	PennyMac Mortgage Investment Trust
15,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.43	%(a)	03/25/2026	15,082,367
	PR Mortgage Loan Trust
4,216,852	Series 2014-1-APT	5.86	%(a)(c)	10/25/2049	4,037,698
	Pretium Mortgage Credit Partners LLC
3,298,268	Series 2021-RN2-A1	4.74	%(a)(i)	07/25/2051	3,282,161
13,386,637	Series 2024-NPL6-A1	5.93	%(a)(i)	10/25/2054	13,375,099
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53	%(a)	07/17/2038	3,315,252
4,666,000	Series 2021-SFR6-F	3.42	%(a)	07/17/2038	4,576,126
5,100,000	Series 2021-SFR8-F	3.18	%(a)	10/17/2038	4,955,643
	PRPM LLC
4,000,000	Series 2025-4-A1	6.18	%(a)(i)	06/25/2030	4,054,140
	RALI Trust
97,156	Series 2005-QS14-3A3	6.00%		09/25/2035	85,626

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
129,107	Series 2006-QS10-A4	5.75%		08/25/2036	110,332
1,408,819	Series 2006-QS10-A9	6.50%		08/25/2036	1,251,642
1,526,036	Series 2006-QS4-A10	6.00%		04/25/2036	1,247,247
297,890	Series 2006-QS6-1A15	6.00%		06/25/2036	244,040
1,509	Series 2006-QS6-2A1	6.00%		12/25/2025	—
19,032,812	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%		06/25/2037	8,454,101
518,318	Series 2007-QS3-A4	6.25%		02/25/2037	429,904
1,820,568	Series 2007-QS9-A33	6.50%		07/25/2037	1,504,014
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	5.03%		01/25/2036	9,960,385
	RBSGC Mortgage Pass Through Certificates
6,048,890	Series 2005-A-3A	6.00%		04/25/2035	2,163,386
	Residential Asset Securitization Trust
154,641	Series 2005-A10-A3	5.50%		09/25/2035	70,807
219,124	Series 2005-A11-2A4	6.00%		10/25/2035	92,612
1,611,824	Series 2006-A6-1A1	6.50%		07/25/2036	429,702
109,588	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.67	%(j)	01/25/2046	96,317
	Residential Mortgage Loan Trust
5,154,000	Series 2020-1-M1	3.24	%(a)(c)	01/26/2060	5,013,418
	RFMSI Trust
33,075	Series 2006-S10-1A2	6.00%		10/25/2036	26,878
363,463	Series 2007-S2-A4	6.00%		02/25/2037	279,574
266,885	Series 2007-S3-1A4	6.00%		03/25/2037	193,906
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	5.38%		10/25/2035	5,405,433
	Securitized Asset Backed Receivables LLC
13,689,917	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	4.75	%(a)	04/25/2037	9,217,328
17,134,836	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%		04/25/2037	11,422,150
12,154,538	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%		04/25/2037	8,101,757
2,186,398	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%		04/25/2037	1,457,334
19,085,105	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%		12/25/2036	4,105,901
	Securitized Mortgage Asset Loan Trust
21,058,384	Series 2015-1-PC	2.99	%(a)(c)	02/25/2054	18,213,194
	Sequoia Mortgage Trust
2,844,502	Series 2007-3-2AA1	4.50	%(c)	07/20/2037	2,252,718
	Soundview Home Equity Loan Trust
6,032,403	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.43%		09/25/2037	4,381,164
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73	%(a)(c)	02/25/2050	5,058,116
	Structured Asset Investment Loan Trust
9,923,794	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%		09/25/2036	6,130,150
	Structured Asset Securities Corp.
612,475	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78	%(a)	03/25/2035	551,217
612,475	Series 2005-RF1-AIO	0.00	%(a)(c)(h)	03/25/2035	844
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91	%(a)	04/25/2048	880,330
503,741	Series 2018-1-M2	4.26	%(a)	04/25/2048	475,490
310,595	Series 2018-1-M3	4.41	%(a)	04/25/2048	289,102
1,237,509	Series 2019-1-M1	3.94	%(a)(c)	03/25/2049	1,157,525
599,769	Series 2019-1-M2	4.01	%(a)(c)	03/25/2049	548,317
523,752	Series 2019-1-M3	4.12	%(a)(c)	03/25/2049	472,045
	Vericrest Opportunity Loan Transferee
1,704,672	Series 2021-CF1-A1	4.99	%(a)(i)	08/25/2051	1,705,990
1,226,001	Series 2021-CF2-A1	5.49	%(a)(i)	11/27/2051	1,224,098
221,944	Series 2021-NPL5-A1	6.12	%(a)(i)	03/27/2051	222,043
598,408	Series 2021-NPL6-A1	6.24	%(a)(i)	04/25/2051	598,266

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	WaMu Mortgage Pass Through Certificates
3,856,834	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	5.28%		10/25/2046	3,320,153
1,222,198	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	5.65%		01/25/2047	1,125,187
3,824,919	Series 2007-HY7-2A1	4.06	%(c)	07/25/2037	3,430,984
	Washington Mutual Alternative Mortgage Pass-Through Certificates
65,622	Series 2005-1-2A	6.00%		03/25/2035	57,190
337,598	Series 2006-1-3A1	5.75%		02/25/2036	319,597
921,891	Series 2006-2-4CB	6.00%		03/25/2036	910,846
6,802,835	Series 2006-8-A5	4.11	%(i)	10/25/2036	2,302,876
3,023,241	Series 2006-8-A6	4.11	%(i)	10/25/2036	1,024,292
6,223,115	Series 2007-2-1A2	6.00%		04/25/2037	5,132,152
4,364,514	Series 2007-2-1A3	6.00%		04/25/2037	3,599,379
551,287	Series 2007-3-A6	6.00%		04/25/2037	495,111
45,952	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	12.88	%(j)	06/25/2037	51,830
5,818,392	Series 2007-5-A3	7.00%		06/25/2037	4,729,526
	Wells Fargo Alternative Loan Trust
276,016	Series 2007-PA5-1A1	6.25%		11/25/2037	248,375
	Wells Fargo Mortgage Backed Securities Trust
5,672	Series 2005-AR14-A6	7.02	%(c)	08/25/2035	5,548
371,130	Series 2006-7-2A1	6.00%		06/25/2036	334,884
14,606	Series 2007-7-A1	6.00%		06/25/2037	13,756
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $821,157,209)				670,517,153
US CORPORATE BONDS - 15.2%
815,000	1261229 BC Ltd.	10.00	%(a)	04/15/2032	822,734
5,660,000	200 Park Funding Trust	5.74	%(a)	02/15/2055	5,589,081
780,000	AAR Escrow Issuer LLC	6.75	%(a)	03/15/2029	808,851
5,098,000	AbbVie, Inc.	4.70%		05/14/2045	4,573,385
2,821,000	AbbVie, Inc.	5.50%		03/15/2064	2,737,934
1,015,000	Academy Ltd.	6.00	%(a)	11/15/2027	1,018,392
405,000	Acrisure LLC / Acrisure Finance, Inc.	6.00	%(a)	08/01/2029	394,093
965,000	Acrisure LLC / Acrisure Finance, Inc.	6.75	%(a)	07/01/2032	979,521
1,650,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00	%(a)	05/01/2028	1,575,926
620,000	Acushnet Co.	7.38	%(a)	10/15/2028	647,018
1,240,000	Advanced Drainage Systems, Inc.	6.38	%(a)	06/15/2030	1,269,167
2,821,000	AEP Texas, Inc.	5.45%		05/15/2029	2,913,121
770,000	Aethon United BR LP / Aethon United Finance Corp.	7.50	%(a)	10/01/2029	808,253
4,958,000	Agilent Technologies, Inc.	4.75%		09/09/2034	4,881,546
2,457,000	Agree LP	2.60%		06/15/2033	2,047,609
4,557,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25	%(a)	03/15/2030	4,597,342
1,145,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75	%(a)	10/15/2027	1,146,700
735,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50	%(a)	10/01/2031	749,589
1,660,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	1,735,666
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00	%(a)	06/01/2029	598,691
355,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	02/15/2029	280,148
470,000	Amentum Holdings, Inc.	7.25	%(a)	08/01/2032	484,033
660,000	American Airlines, Inc.	8.50	%(a)	05/15/2029	692,445
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	549,542
10,321,000	American Express Co. (SOFR + 1.44%)	5.02%		04/25/2031	10,541,586
6,927,000	American Homes 4 Rent LP	5.50%		02/01/2034	7,046,559
1,942,000	American International Group, Inc.	5.45%		05/07/2035	1,992,470
2,002,000	American National Group, Inc.	5.75%		10/01/2029	2,051,107
6,471,000	American National Group, Inc.	6.00%		07/15/2035	6,512,142
2,366,000	American Tower Corp.	5.55%		07/15/2033	2,441,713
1,737,000	American Tower Corp.	3.70%		10/15/2049	1,270,943
2,057,000	Americold Realty Operating Partnership LP	5.60%		05/15/2032	2,068,037

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,866,000	Amgen, Inc.	5.75%		03/02/2063	6,680,189
2,439,000	Amphenol Corp.	5.38%		11/15/2054	2,388,633
2,132,000	Amrize Finance US LLC	4.95	%(a)	04/07/2030	2,161,629
580,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	542,400
190,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25	%(a)	04/15/2030	155,887
2,603,000	APA Corp.	6.10	%(a)	02/15/2035	2,554,479
405,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	414,619
2,402,000	AppLovin Corp.	5.38%		12/01/2031	2,445,276
1,235,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63	%(a)	09/01/2032	1,259,086
495,000	Arcosa, Inc.	6.88	%(a)	08/15/2032	514,030
4,786,000	Arizona Public Service Co.	5.70%		08/15/2034	4,939,582
4,768,000	Arrow Electronics, Inc.	5.15%		08/21/2029	4,843,277
375,000	Arsenal AIC Parent LLC	8.00	%(a)	10/01/2030	400,665
140,000	Artera Services LLC	8.50	%(a)	02/15/2031	116,694
2,839,000	Arthur J Gallagher & Co.	4.85%		12/15/2029	2,882,425
5,905,000	Arthur J Gallagher & Co.	5.15%		02/15/2035	5,911,205
685,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63	%(a)	04/01/2030	654,028
13,914,000	AT&T, Inc.	3.50%		09/15/2053	9,425,159
1,015,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	999,994
3,931,000	Athene Global Funding	5.35	%(a)	07/09/2027	3,993,395
5,732,000	Athene Global Funding	4.72	%(a)	10/08/2029	5,722,137
3,699,000	Athene Holding Ltd. (5 yr. CMT Rate + 2.61%)	6.63%		10/15/2054	3,650,545
3,931,000	Atlassian Corp.	5.25%		05/15/2029	4,037,567
4,040,000	AutoNation, Inc.	5.89%		03/15/2035	4,100,323
4,612,000	AutoZone, Inc.	5.13%		06/15/2030	4,730,270
2,311,000	Avery Dennison Corp.	5.75%		03/15/2033	2,417,723
3,567,000	Aviation Capital Group LLC	5.38	%(a)	07/15/2029	3,634,398
240,000	Avient Corp.	6.25	%(a)	11/01/2031	242,394
695,000	Azorra Finance Ltd.	7.75	%(a)	04/15/2030	725,335
910,000	Azorra Finance Ltd.	7.25	%(a)	01/15/2031	931,314
2,506,000	Bank of America Corp. (5 yr. CMT Rate + 2.68%)	6.63	%(g)	05/01/2030	2,601,611
3,974,000	Bank of America Corp. (SOFR + 1.21%)	2.57%		10/20/2032	3,503,565
3,822,000	Bank of America Corp. (SOFR + 1.65%)	5.47%		01/23/2035	3,927,971
4,186,000	Bank of America Corp. (SOFR + 1.70%)	5.74%		02/12/2036	4,255,615
4,277,000	Bank of New York Mellon Corp. (SOFR + 1.23%)	5.06%		07/22/2032	4,379,354
1,500,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	1,567,500
230,000	Bausch Health Americas, Inc.	8.50	%(a)	01/31/2027	219,226
665,000	Bausch Health Cos., Inc.	4.88	%(a)	06/01/2028	561,509
465,000	Bausch Health Cos., Inc.	5.25	%(a)	01/30/2030	294,854
93,000	Bausch Health Cos., Inc.	14.00	%(a)	10/15/2030	81,442
330,000	Beach Acquisition Bidco LLC 10.00% Cash or 10.75% PIK	10.00	%(a)	07/15/2033	342,875
1,802,000	Berry Global, Inc.	4.88	%(a)	07/15/2026	1,801,224
2,930,000	Berry Global, Inc.	5.65%		01/15/2034	3,025,442
4,647,000	Biogen, Inc.	5.05%		01/15/2031	4,732,732
4,526,000	Black Hills Corp.	6.00%		01/15/2035	4,697,525
610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25	%(a)	07/15/2032	646,778
12,173,000	Broadcom, Inc.	3.50	%(a)	02/15/2041	9,653,543
2,025,000	Brown & Brown, Inc.	6.25%		06/23/2055	2,089,330
1,730,000	Buckeye Partners LP	6.88	%(a)	07/01/2029	1,793,399
1,595,000	Builders FirstSource, Inc.	6.38	%(a)	03/01/2034	1,627,415
615,000	Builders FirstSource, Inc.	6.75	%(a)	05/15/2035	633,982
5,875,000	Bunge Ltd. Finance Corp.	4.65%		09/17/2034	5,702,661
3,421,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	3,241,581
405,000	CACI International, Inc.	6.38	%(a)	06/15/2033	418,445
2,384,000	Cadence Design Systems, Inc.	4.70%		09/10/2034	2,356,105
1,715,000	Caesars Entertainment, Inc.	6.00	%(a)	10/15/2032	1,682,993
4,792,000	Cardinal Health, Inc.	4.60%		03/15/2043	4,123,768

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
674,000	Cardinal Health, Inc.	4.50%		11/15/2044	568,798
1,915,000	Carnival Corp.	5.75	%(a)	03/01/2027	1,932,008
1,656,000	Carnival Corp.	6.13	%(a)	02/15/2033	1,695,375
416,872	Carvana Co. 9.00% Cash or 12.00% PIK	9.00	%(a)	12/01/2028	428,012
710,000	Carvana Co. 11.00% Cash or 13.00% PIK	11.00	%(a)	06/01/2030	747,103
204,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	88,740
1,345,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13	%(a)	05/01/2027	1,341,595
2,570,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	03/01/2030	2,491,737
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	02/01/2032	1,138,982
565,000	Celanese US Holdings LLC	6.50%		04/15/2030	578,728
565,000	Celanese US Holdings LLC	6.75%		04/15/2033	571,326
8,030,000	Centene Corp.	2.50%		03/01/2031	6,919,064
5,108,000	Cheniere Energy Partners LP	4.00%		03/01/2031	4,863,141
4,853,000	Cheniere Energy, Inc.	4.63%		10/15/2028	4,847,691
1,125,000	Chord Energy Corp.	6.75	%(a)	03/15/2033	1,150,029
830,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	799,023
455,000	CHS/Community Health Systems, Inc.	6.88	%(a)	04/15/2029	363,172
780,000	CHS/Community Health Systems, Inc.	4.75	%(a)	02/15/2031	667,467
1,984,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%		02/24/2028	1,940,667
4,143,000	Citigroup, Inc. (SOFR + 1.46%)	4.95%		05/07/2031	4,191,354
2,366,000	Citigroup, Inc. (SOFR + 2.66%)	6.17%		05/25/2034	2,477,748
505,000	Civitas Resources, Inc.	8.38	%(a)	07/01/2028	517,706
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	05/15/2028	1,279,030
1,685,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	02/15/2030	1,753,389
565,000	Clarivate Science Holdings Corp.	4.88	%(a)	07/01/2029	532,562
275,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	254,572
510,000	Clear Channel Outdoor Holdings, Inc.	7.88	%(a)	04/01/2030	526,909
655,000	Clearway Energy Operating LLC	4.75	%(a)	03/15/2028	647,616
825,000	Cleveland-Cliffs, Inc.	6.88	%(a)	11/01/2029	812,983
780,000	Cloud Software Group, Inc.	6.50	%(a)	03/31/2029	787,767
515,000	Cloud Software Group, Inc.	9.00	%(a)	09/30/2029	534,290
665,000	Clydesdale Acquisition Holdings, Inc.	6.75	%(a)	04/15/2032	682,884
1,185,000	CNX Midstream Partners LP	4.75	%(a)	04/15/2030	1,122,406
800,000	CNX Resources Corp.	6.00	%(a)	01/15/2029	803,718
2,421,000	Comerica, Inc. (SOFR + 2.16%)	5.98%		01/30/2030	2,480,385
4,715,000	Commonwealth Edison Co.	5.95%		06/01/2055	4,886,686
256,000	CommScope LLC	4.75	%(a)	09/01/2029	250,248
520,000	CommScope LLC	9.50	%(a)	12/15/2031	544,933
400,000	CommScope Technologies LLC	5.00	%(a)	03/15/2027	389,942
1,035,000	Consolidated Communications, Inc.	5.00	%(a)	10/01/2028	1,046,580
2,833,000	Consumers Energy Co.	4.50%		01/15/2031	2,845,050
450,000	CoreWeave, Inc.	9.25	%(a)	06/01/2030	460,432
153,000	Cornerstone Building Brands, Inc.	6.13	%(a)	01/15/2029	111,083
620,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	570,522
640,000	Cougar JV Subsidiary LLC	8.00	%(a)	05/15/2032	682,827
1,300,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50	%(a)	06/15/2031	1,285,149
5,650,000	CRH SMW Finance DAC	5.13%		01/09/2030	5,795,544
1,975,000	CSC Holdings LLC	6.50	%(a)	02/01/2029	1,607,621
12,096,000	CSX Corp.	3.80%		11/01/2046	9,395,788
410,000	Dana, Inc.	5.38%		11/15/2027	411,662
965,000	Dana, Inc.	5.63%		06/15/2028	971,302
555,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	562,661
597,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	577,171
2,221,000	Dell, Inc.	6.50%		04/15/2038	2,376,888
2,168,000	Devon Energy Corp.	5.75%		09/15/2054	1,953,560
410,000	Diebold Nixdorf, Inc.	7.75	%(a)	03/31/2030	435,992
1,105,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88	%(a)	08/15/2027	1,102,084
1,340,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,162,450

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
660,000	DISH DBS Corp.	5.13%		06/01/2029	440,550
480,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	372,305
2,566,000	DT Midstream, Inc.	4.13	%(a)	06/15/2029	2,479,963
7,346,000	DTE Energy Co.	5.85%		06/01/2034	7,688,510
6,222,000	Duke Energy Corp.	3.95%		08/15/2047	4,685,121
1,656,000	Duke Energy Corp.	5.00%		08/15/2052	1,454,013
3,512,000	Duke Energy Corp.	5.80%		06/15/2054	3,433,595
5,077,000	Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	4,859,005
1,090,000	EchoStar Corp.	10.75%		11/30/2029	1,123,627
3,133,000	EIDP, Inc.	5.13%		05/15/2032	3,198,019
1,365,000	Elevance Health, Inc.	4.55%		05/15/2052	1,117,255
1,245,000	Ellucian Holdings, Inc.	6.50	%(a)	12/01/2029	1,276,367
276,000	Embarq LLC	8.00%		06/01/2036	126,719
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63	%(a)	12/15/2030	1,340,683
2,439,000	Entergy Arkansas LLC	5.75%		06/01/2054	2,420,792
2,384,000	Entergy Corp. (5 yr. CMT Rate + 2.67%)	7.13%		12/01/2054	2,472,581
4,823,000	Enterprise Products Operating LLC	5.55%		02/16/2055	4,657,751
4,940,000	Evergy Kansas Central, Inc.	5.70%		03/15/2053	4,881,280
1,438,000	Expand Energy Corp.	6.75	%(a)	04/15/2029	1,456,113
2,471,000	Expand Energy Corp.	4.75%		02/01/2032	2,404,421
4,945,000	Expedia Group, Inc.	3.80%		02/15/2028	4,873,187
4,782,000	Extra Space Storage LP	5.40%		02/01/2034	4,859,489
255,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	235,520
6,064,000	First Industrial LP	5.25%		01/15/2031	6,137,723
4,550,000	Fiserv, Inc.	5.45%		03/15/2034	4,663,116
2,060,000	Florida Gas Transmission Co. LLC	5.75	%(a)	07/15/2035	2,108,910
4,877,000	Flowers Foods, Inc.	5.75%		03/15/2035	5,001,568
580,000	Fortress Transportation and Infrastructure Investors LLC	5.88	%(a)	04/15/2033	573,173
2,648,000	Foundry JV Holdco LLC	6.40	%(a)	01/25/2038	2,792,003
810,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	819,373
480,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	466,737
825,000	Gates Corp./DE	6.88	%(a)	07/01/2029	857,684
2,839,000	GATX Corp.	5.50%		06/15/2035	2,876,830
1,190,000	Genesee & Wyoming, Inc.	6.25	%(a)	04/15/2032	1,215,731
835,000	Genting New York LLC / GENNY Capital, Inc.	7.25	%(a)	10/01/2029	866,945
4,804,000	Genuine Parts Co.	4.95%		08/15/2029	4,879,732
2,554,000	Gilead Sciences, Inc.	5.55%		10/15/2053	2,522,974
4,877,000	Global Payments, Inc.	4.95%		08/15/2027	4,935,692
735,000	Goat Holdco LLC	6.75	%(a)	02/01/2032	747,844
4,622,000	Goldman Sachs Group, Inc. (SOFR + 1.55%)	5.33%		07/23/2035	4,664,195
585,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	561,297
350,000	GrafTech Finance, Inc.	4.63	%(a)	12/23/2029	241,500
625,000	Gray Media, Inc.	10.50	%(a)	07/15/2029	671,922
2,005,000	Griffon Corp.	5.75%		03/01/2028	2,006,031
695,000	Group 1 Automotive, Inc.	4.00	%(a)	08/15/2028	671,392
820,000	Group 1 Automotive, Inc.	6.38	%(a)	01/15/2030	843,565
4,152,000	Guardian Life Global Funding	4.80	%(a)	04/28/2030	4,225,964
1,225,000	Gulfport Energy Operating Corp.	6.75	%(a)	09/01/2029	1,256,976
1,205,000	Harvest Midstream I LP	7.50	%(a)	05/15/2032	1,273,599
1,180,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63	%(a)	05/01/2028	1,117,356
625,000	Herc Holdings, Inc.	7.00	%(a)	06/15/2030	653,114
2,493,000	Hess Midstream Operations LP	5.88	%(a)	03/01/2028	2,531,719
2,566,000	Hess Midstream Operations LP	5.50	%(a)	10/15/2030	2,579,125
11,739,000	Hewlett Packard Enterprise Co.	5.00%		10/15/2034	11,392,336
2,821,000	Hexcel Corp.	5.88%		02/26/2035	2,871,510
975,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	972,520
485,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25	%(a)	02/15/2035	474,709
2,384,000	Huntington Bancshares, Inc. (SOFR + 1.87%)	5.71%		02/02/2035	2,437,281

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,857,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	2,928,148
9,420,000	Hyundai Capital America	5.30	%(a)	01/08/2029	9,574,878
590,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	572,171
2,440,000	Icon Investments Six DAC	5.85%		05/08/2029	2,532,354
2,434,000	Icon Investments Six DAC	6.00%		05/08/2034	2,488,852
1,190,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	1,196,646
1,435,000	Installed Building Products, Inc.	5.75	%(a)	02/01/2028	1,436,567
4,131,000	Intuit, Inc.	5.50%		09/15/2053	4,104,839
3,294,000	IQVIA, Inc.	6.25%		02/01/2029	3,445,000
780,000	IQVIA, Inc.	6.25	%(a)	06/01/2032	801,425
1,030,000	Iron Mountain, Inc.	7.00	%(a)	02/15/2029	1,066,942
240,000	Iron Mountain, Inc.	6.25	%(a)	01/15/2033	246,937
3,367,000	Jacobs Engineering Group, Inc.	5.90%		03/01/2033	3,505,526
500,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	486,753
4,168,000	JPMorgan Chase & Co. (SOFR + 1.01%)	5.14%		01/24/2031	4,275,242
4,667,000	JPMorgan Chase & Co. (SOFR + 1.44%)	5.10%		04/22/2031	4,783,947
9,246,000	JPMorgan Chase & Co. (SOFR + 1.46%)	5.29%		07/22/2035	9,412,737
4,690,000	Keurig Dr Pepper, Inc.	5.20%		03/15/2031	4,842,141
6,459,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	7,167,473
2,421,000	Kinetik Holdings LP	5.88	%(a)	06/15/2030	2,443,055
1,285,000	Kodiak Gas Services LLC	7.25	%(a)	02/15/2029	1,330,041
9,062,000	Kyndryl Holdings, Inc.	4.10%		10/15/2041	7,227,667
11,749,000	Laboratory Corp. of America Holdings	4.80%		10/01/2034	11,491,229
530,000	Level 3 Financing, Inc.	3.75	%(a)	07/15/2029	448,512
890,000	Level 3 Financing, Inc.	4.50	%(a)	04/01/2030	809,900
1,155,000	Level 3 Financing, Inc.	6.88	%(a)	06/30/2033	1,176,071
870,000	LFS Topco LLC	5.88	%(a)	10/15/2026	870,487
310,000	LFS Topco LLC	8.75	%(a)	07/15/2030	305,190
1,335,000	Life Time, Inc.	6.00	%(a)	11/15/2031	1,357,128
740,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	764,357
625,000	Light & Wonder International, Inc.	7.25	%(a)	11/15/2029	644,300
740,000	Lightning Power LLC	7.25	%(a)	08/15/2032	779,295
4,789,000	Lineage OP LP	5.25	%(a)	07/15/2030	4,819,910
2,839,000	Lowe's Cos., Inc.	5.63%		04/15/2053	2,732,711
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,228,025
1,435,000	Madison IAQ LLC	5.88	%(a)	06/30/2029	1,412,613
4,771,000	Marriott International, Inc./MD	5.30%		05/15/2034	4,831,229
5,041,000	Mars, Inc.	5.70	%(a)	05/01/2055	5,032,280
9,062,000	Marvell Technology, Inc.	5.95%		09/15/2033	9,574,360
5,262,000	Massachusetts Mutual Life Insurance Co.	3.20	%(a)	12/01/2061	3,189,390
4,804,000	MasTec, Inc.	5.90%		06/15/2029	4,972,865
1,040,000	Matador Resources Co.	6.50	%(a)	04/15/2032	1,041,228
1,330,000	Match Group Holdings II LLC	5.00	%(a)	12/15/2027	1,323,662
275,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	249,515
255,000	McAfee Corp.	7.38	%(a)	02/15/2030	241,068
5,476,000	McDonald's Corp.	4.45%		03/01/2047	4,632,511
685,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	689,599
250,000	McGraw-Hill Education, Inc.	7.38	%(a)	09/01/2031	260,975
1,365,000	Medline Borrower LP	5.25	%(a)	10/01/2029	1,355,356
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25	%(a)	04/01/2029	786,828
2,839,000	Meritage Homes Corp.	5.65%		03/15/2035	2,849,164
5,394,000	Meta Platforms, Inc.	4.45%		08/15/2052	4,551,036
4,168,000	MetLife, Inc. (5 yr. CMT Rate + 2.08%)	6.35%		03/15/2055	4,287,526
505,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	406,273
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88	%(a)	05/01/2029	1,193,298
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75	%(a)	04/01/2032	1,334,168
4,658,000	Molex Electronic Technologies LLC	5.25	%(a)	04/30/2032	4,728,431
2,421,000	Morgan Stanley (5 yr. CMT Rate + 2.43%)	5.95%		01/19/2038	2,491,486

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,669,000	Morgan Stanley (5 yr. CMT Rate + 1.80%)	5.94%		02/07/2039	4,794,480
3,946,000	Motorola Solutions, Inc.	5.20%		08/15/2032	4,013,717
835,000	Nabors Industries, Inc.	9.13	%(a)	01/31/2030	800,175
2,020,000	National Fuel Gas Co.	5.95%		03/15/2035	2,066,436
335,000	Navient Corp.	5.00%		03/15/2027	333,879
350,000	Navient Corp.	7.88%		06/15/2032	364,437
181,000	NCL Corp. Ltd.	5.88	%(a)	03/15/2026	181,944
205,000	NCL Corp. Ltd.	6.25	%(a)	03/01/2030	206,878
495,000	NCL Corp. Ltd.	6.75	%(a)	02/01/2032	506,015
2,332,000	NetApp, Inc.	5.50%		03/17/2032	2,402,863
3,549,000	Netflix, Inc.	5.40%		08/15/2054	3,505,151
4,612,000	Newmont Corp. / Newcrest Finance Pty Ltd.	5.35%		03/15/2034	4,734,245
2,275,000	NextEra Energy Capital Holdings, Inc. (5 yr. CMT Rate + 2.46%)	6.75%		06/15/2054	2,365,932
345,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13	%(a)	02/15/2029	348,818
5,605,000	NGPL PipeCo LLC	3.25	%(a)	07/15/2031	5,000,233
1,602,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	1,602,000
4,802,000	NiSource, Inc.	5.35%		04/01/2034	4,885,045
2,384,000	NiSource, Inc. (5 yr. CMT Rate + 2.45%)	6.95%		11/30/2054	2,487,628
4,149,000	NiSource, Inc.	5.85%		04/01/2055	4,109,819
2,024,000	Norfolk Southern Corp.	5.10%		05/01/2035	2,035,019
4,976,000	Northrop Grumman Corp.	5.20%		06/01/2054	4,641,248
1,000,000	Novelis Corp.	4.75	%(a)	01/30/2030	958,822
490,000	Novelis Corp.	6.88	%(a)	01/30/2030	506,932
745,000	NRG Energy, Inc.	6.00	%(a)	02/01/2033	752,890
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,657,300
480,000	Olin Corp.	6.63	%(a)	04/01/2033	473,025
2,512,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	2,524,396
2,876,000	Omega Healthcare Investors, Inc.	3.25%		04/15/2033	2,484,121
98,000	OneMain Finance Corp.	7.13%		03/15/2026	99,512
1,525,000	OneMain Finance Corp.	7.50%		05/15/2031	1,594,490
410,000	OneMain Finance Corp.	7.13%		09/15/2032	424,973
2,384,000	ONEOK, Inc.	5.38%		06/01/2029	2,435,825
1,766,000	Oracle Corp.	3.80%		11/15/2037	1,512,760
3,149,000	Oracle Corp.	5.38%		09/27/2054	2,880,713
2,475,000	O'Reilly Automotive, Inc.	5.00%		08/19/2034	2,452,593
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38	%(a)	02/15/2031	1,292,558
2,275,000	Owens Corning	5.70%		06/15/2034	2,364,058
1,035,000	Panther Escrow Issuer LLC	7.13	%(a)	06/01/2031	1,075,785
1,755,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(a)	02/01/2030	1,806,007
9,243,000	Paychex, Inc.	5.35%		04/15/2032	9,495,241
270,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	258,434
470,000	Penn Entertainment, Inc.	4.13	%(a)	07/01/2029	435,799
690,000	PennyMac Financial Services, Inc.	4.25	%(a)	02/15/2029	663,984
775,000	PennyMac Financial Services, Inc.	7.88	%(a)	12/15/2029	823,517
420,000	PennyMac Financial Services, Inc.	6.88	%(a)	05/15/2032	429,700
4,895,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25	%(a)	02/01/2030	5,011,854
1,220,000	Permian Resources Operating LLC	7.00	%(a)	01/15/2032	1,265,515
3,041,000	Permian Resources Operating LLC	6.25	%(a)	02/01/2033	3,071,182
1,345,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	1,308,311
4,643,000	Philip Morris International, Inc.	5.38%		02/15/2033	4,796,792
4,295,000	Philip Morris International, Inc.	5.25%		02/13/2034	4,382,965
3,694,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%		07/15/2034	3,801,710
655,000	Pike Corp.	8.63	%(a)	01/31/2031	713,183
980,000	Post Holdings, Inc.	6.38	%(a)	03/01/2033	991,385
375,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63	%(a)	09/01/2029	215,156
545,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25	%(a)	01/15/2028	546,344
785,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25	%(a)	04/01/2029	791,123
3,094,000	Prudential Financial, Inc.	5.20%		03/14/2035	3,128,790
1,626,000	PSEG Power LLC	5.20	%(a)	05/15/2030	1,659,965

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,839,000	Qorvo, Inc.	3.38	%(a)	04/01/2031	2,562,613
4,710,000	Quanta Services, Inc.	5.25%		08/09/2034	4,770,675
4,771,000	Quest Diagnostics, Inc.	5.00%		12/15/2034	4,749,746
1,105,000	Quikrete Holdings, Inc.	6.75	%(a)	03/01/2033	1,140,858
425,000	QXO Building Products, Inc.	6.75	%(a)	04/30/2032	438,898
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50	%(a)	09/15/2026	179,742
346,015	Radiology Partners, Inc. 9.78 Cash or 9.78% PIK	9.78	%(a)	02/15/2030	340,392
1,065,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	1,068,813
2,895,000	Realty Income Corp.	5.13%		04/15/2035	2,899,859
1,911,000	Regal Rexnord Corp.	6.05%		02/15/2026	1,922,328
2,803,000	Regal Rexnord Corp.	6.05%		04/15/2028	2,889,261
4,734,000	Rentokil Terminix Funding LLC	5.00	%(a)	04/28/2030	4,769,118
9,315,000	Republic Services, Inc.	5.15%		03/15/2035	9,502,091
865,000	RFNA LP	7.88	%(a)	02/15/2030	885,885
960,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50	%(a)	06/15/2033	988,196
1,930,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63	%(a)	02/01/2033	1,934,039
575,000	Rocket Cos., Inc.	6.13	%(a)	08/01/2030	586,302
575,000	Rocket Cos., Inc.	6.38	%(a)	08/01/2033	589,059
2,075,000	Rollins, Inc.	5.25%		02/24/2035	2,083,684
4,618,000	Royal Caribbean Cruises Ltd.	5.38	%(a)	07/15/2027	4,648,184
490,000	Royal Caribbean Cruises Ltd.	5.63	%(a)	09/30/2031	493,300
4,649,000	Royalty Pharma PLC	5.40%		09/02/2034	4,712,697
2,366,000	Sabra Health Care LP	3.20%		12/01/2031	2,109,609
156,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	159,803
520,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	536,274
3,149,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%		03/20/2029	3,202,479
1,270,000	Sealed Air Corp./Sealed Air Corp. US	7.25	%(a)	02/15/2031	1,338,235
965,000	Select Medical Corp.	6.25	%(a)	12/01/2032	971,399
260,000	Service Properties Trust	5.50%		12/15/2027	257,770
550,000	Service Properties Trust	8.88%		06/15/2032	565,999
1,100,000	Sirius XM Radio LLC	5.50	%(a)	07/01/2029	1,093,467
605,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88	%(a)	11/01/2028	633,855
1,100,000	Six Flags Entertainment Corp.	7.25	%(a)	05/15/2031	1,131,142
665,000	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.25%		07/15/2029	651,646
720,000	SM Energy Co.	7.00	%(a)	08/01/2032	710,228
700,000	Sonic Automotive, Inc.	4.63	%(a)	11/15/2029	679,690
2,512,000	Sonoco Products Co.	4.60%		09/01/2029	2,507,389
3,330,000	Southern Co. (5 yr. CMT Rate + 2.07%)	6.38%		03/15/2055	3,434,805
3,622,000	Southwestern Electric Power Co.	3.25%		11/01/2051	2,343,747
625,000	Standard Building Solutions, Inc.	6.50	%(a)	08/15/2032	640,803
795,000	Staples, Inc.	10.75	%(a)	09/01/2029	756,383
605,000	Star Leasing Co. LLC	7.63	%(a)	02/15/2030	600,446
850,000	Starwood Property Trust, Inc.	7.25	%(a)	04/01/2029	895,110
405,000	Starwood Property Trust, Inc.	6.00	%(a)	04/15/2030	409,906
170,000	Starz Capital Holdings LLC	5.50	%(a)	04/15/2029	141,797
3,917,000	State Street Corp. (SOFR + 0.95%)	4.54%		04/24/2028	3,943,361
625,000	Station Casinos LLC	6.63	%(a)	03/15/2032	639,461
685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00	%(a)	06/01/2031	648,505
5,701,000	Sun Communities Operating LP	2.70%		07/15/2031	5,055,675
1,130,000	SunCoke Energy, Inc.	4.88	%(a)	06/30/2029	1,052,638
635,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	635,223
210,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	81,375
4,890,000	Takeda US Financing, Inc.	5.90%		07/07/2055	4,918,166
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38	%(a)	02/15/2029	1,239,241
1,074,000	Targa Resources Corp.	5.50%		02/15/2035	1,078,282
950,000	Tenet Healthcare Corp.	6.25%		02/01/2027	950,557
835,000	Tenet Healthcare Corp.	6.13%		10/01/2028	836,692
1,320,000	Tenet Healthcare Corp.	6.13%		06/15/2030	1,344,597

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,421,000	The Campbell's Co.	5.40%		03/21/2034	2,460,307
5,405,000	T-Mobile USA, Inc.	3.40%		10/15/2052	3,613,846
3,112,000	T-Mobile USA, Inc.	5.25%		06/15/2055	2,844,086
3,003,000	T-Mobile USA, Inc.	5.88%		11/15/2055	3,003,875
9,216,000	Trans-Allegheny Interstate Line Co.	5.00	%(a)	01/15/2031	9,380,913
1,245,000	TransDigm, Inc.	6.88	%(a)	12/15/2030	1,292,687
1,140,000	TransDigm, Inc.	6.38	%(a)	05/31/2033	1,143,883
519,750	Transocean Poseidon Ltd.	6.88	%(a)	02/01/2027	520,942
351,000	Transocean, Inc.	8.00	%(a)	02/01/2027	346,008
1,075,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	1,141,683
2,075,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	2,244,901
4,700,000	Truist Financial Corp. (SOFR + 1.57%)	5.15%		08/05/2032	4,792,931
5,415,000	Uber Technologies, Inc.	4.50	%(a)	08/15/2029	5,386,931
4,859,000	Uber Technologies, Inc.	4.80%		09/15/2034	4,775,845
655,000	UKG, Inc.	6.88	%(a)	02/01/2031	680,021
1,255,000	United Airlines, Inc.	4.63	%(a)	04/15/2029	1,219,051
2,060,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	2,035,202
491,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50	%(a)	02/15/2028	520,849
480,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	485,284
1,000,000	Univision Communications, Inc.	4.50	%(a)	05/01/2029	910,177
260,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	260,523
445,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	440,752
1,725,000	US Foods, Inc.	5.75	%(a)	04/15/2033	1,727,502
500,000	Vail Resorts, Inc.	6.50	%(a)	05/15/2032	516,942
940,000	Venture Global LNG, Inc.	8.13	%(a)	06/01/2028	972,119
575,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	597,627
330,000	Venture Global LNG, Inc.	9.88	%(a)	02/01/2032	356,594
215,000	Venture Global Plaquemines LNG LLC	7.50	%(a)	05/01/2033	230,376
670,000	Venture Global Plaquemines LNG LLC	6.50	%(a)	01/15/2034	670,000
4,690,000	Veralto Corp.	5.35%		09/18/2028	4,836,291
6,078,000	VeriSign, Inc.	5.25%		06/01/2032	6,196,579
4,710,000	Verisk Analytics, Inc.	5.25%		06/05/2034	4,813,010
4,976,000	VICI Properties LP / VICI Note Co., Inc.	4.63	%(a)	12/01/2029	4,890,693
1,020,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	1,069,858
1,415,000	Viking Cruises Ltd.	5.88	%(a)	09/15/2027	1,416,675
1,729,000	Virginia Electric and Power Co.	5.55%		08/15/2054	1,676,043
760,000	Vistra Operations Co. LLC	7.75	%(a)	10/15/2031	808,301
775,000	Vistra Operations Co. LLC	6.88	%(a)	04/15/2032	810,752
530,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	453,572
27,360	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.54	%(a)	04/30/2030	27,018
735,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	765,173
1,055,000	VT Topco, Inc.	8.50	%(a)	08/15/2030	1,113,137
190,000	Walgreens Boots Alliance, Inc.	4.80%		11/18/2044	181,623
760,000	Walker & Dunlop, Inc.	6.63	%(a)	04/01/2033	781,738
790,000	Wand NewCo 3, Inc.	7.63	%(a)	01/30/2032	830,945
3,959,000	Waste Connections, Inc.	5.25%		09/01/2035	4,049,363
1,255,000	Watco Cos. LLC / Watco Finance Corp.	7.13	%(a)	08/01/2032	1,312,800
615,000	Wayfair LLC	7.25	%(a)	10/31/2029	616,813
335,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	345,515
9,693,000	Wells Fargo & Co. (SOFR + 1.50%)	5.15%		04/23/2031	9,930,071
7,049,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%		10/23/2034	7,707,597
440,000	WESCO Distribution, Inc.	6.38	%(a)	03/15/2033	455,088
4,684,000	Westinghouse Air Brake Technologies Corp.	4.90%		05/29/2030	4,751,830
580,000	Whirlpool Corp.	6.50%		06/15/2033	582,402
790,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25	%(a)	10/01/2031	828,031
4,550,000	Workday, Inc.	3.70%		04/01/2029	4,445,432
2,639,000	Workday, Inc.	3.80%		04/01/2032	2,480,729

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
625,000	WR Grace Holdings LLC	5.63	%(a)	08/15/2029	566,329
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	%(a)	08/15/2028	1,189,350
3,250,000	XHR LP	6.63	%(a)	05/15/2030	3,315,380
1,510,000	XPO, Inc.	7.13	%(a)	06/01/2031	1,584,449
4,741,000	Zimmer Biomet Holdings, Inc.	5.20%		09/15/2034	4,758,949
	Total US Corporate Bonds (Cost $996,122,362)				989,715,488
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 22.4%
	Fannie Mae Whole Loan
104,155	Series 2003-W17-1A7	5.75%		08/25/2033	105,661
	Federal Home Loan Mortgage Corp.
181,893	Pool G01840	5.00%		07/01/2035	184,692
107,564	Pool G04817	5.00%		09/01/2038	109,269
4,493,240	Pool G08537	3.00%		07/01/2043	4,064,205
2,505,272	Pool G08622	3.00%		01/01/2045	2,233,028
2,385,927	Pool G08686	3.00%		01/01/2046	2,126,040
8,879,204	Pool G08701	3.00%		04/01/2046	7,907,378
589,728	Pool G08737	3.00%		12/01/2046	522,790
5,251,203	Pool G61645	4.00%		10/01/2048	4,974,073
736,082	Pool N70081	5.50%		07/01/2038	749,449
4,267,576	Pool Q33789	3.50%		06/01/2045	3,996,502
8,182,483	Pool QX1615	5.50%		12/01/2054	8,280,205
7,238,617	Pool RA3722	2.50%		10/01/2050	6,119,573
36,227,505	Pool RA9843	5.50%		09/01/2053	36,478,596
6,814,492	Pool SD0699	2.00%		11/01/2050	5,555,500
11,426,552	Pool SD2759	5.50%		05/01/2053	11,526,250
22,459,021	Pool SD2912	5.00%		05/01/2053	22,183,662
37,717,901	Pool SD2969	2.50%		05/01/2052	31,831,042
26,267,442	Pool SD3721	5.00%		07/01/2053	25,965,220
17,935,603	Pool SD3892	5.50%		09/01/2053	18,058,116
22,699,603	Pool SD4301	6.00%		11/01/2053	23,524,652
9,683,948	Pool SD4400	2.00%		02/01/2051	7,794,410
5,127,757	Pool SD4658	5.00%		06/01/2053	5,087,382
14,302,255	Pool SD4882	6.00%		02/01/2054	14,822,099
18,589,515	Pool SD4888	6.00%		02/01/2054	19,089,024
13,993,812	Pool SD5598	5.50%		05/01/2054	14,146,861
29,357,149	Pool SD5726	3.00%		07/01/2052	25,661,178
6,400,864	Pool SD5964	5.50%		11/01/2053	6,474,128
24,586,321	Pool SD7162	5.50%		12/01/2054	24,885,639
52,177,905	Pool SD7538	2.00%		04/01/2051	42,489,213
47,843,590	Pool SD7553	3.00%		03/01/2052	42,141,404
17,011,809	Pool SD7562	5.50%		04/01/2053	17,215,212
22,544,962	Pool SD7564	5.00%		06/01/2053	22,364,826
17,757,735	Pool SD7565	5.50%		09/01/2053	17,990,621
8,477,514	Pool SD7567	5.50%		02/01/2054	8,581,798
13,218,353	Pool SD7568	5.50%		02/01/2054	13,386,808
35,234,648	Pool SL0312	6.00%		01/01/2055	36,515,325
692,862	Pool T60854	3.50%		09/01/2042	636,242
129,799	Pool U60299	4.00%		11/01/2040	124,692
26,447,449	Pool WS4034	3.75%		01/01/2034	24,832,808
9,565,115	Pool ZT1827	3.00%		07/01/2047	8,491,146
23,217	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	4.45	%(j)	07/15/2033	24,370
516,748	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	4.98	%(j)	12/15/2033	537,932
21,170	Series 2750-ZT	5.00%		02/15/2034	21,611
54,732	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.08	%(h)(j)	07/15/2035	4,239
26,426	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.31	%(h)(j)	10/15/2035	2,374
92,835	Series 3116-Z	5.50%		02/15/2036	96,626
7,222	Series 3117-ZN	4.50%		02/15/2036	7,218

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
25,306	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.66	%(h)(j)	02/15/2037	2,141
77,232	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	11/15/2037	5,363
89,814	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	1.97	%(h)(j)	11/15/2037	6,114
29,573	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.76	%(h)(j)	02/15/2038	2,355
10,055	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.23	%(h)(j)	03/15/2038	694
10,055	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.23	%(h)(j)	03/15/2038	682
44,386	Series 3524-LB	3.23	%(c)	06/15/2038	42,357
28,072	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.53	%(h)(j)	08/15/2039	1,472
99,222	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	10/15/2049	8,733
50,324	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.93	%(h)(j)	03/15/2032	2,146
319,388	Series 3626-AZ	5.50%		08/15/2036	332,021
142,106	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.35	%(h)(j)	05/15/2040	10,470
311,159	Series 3779-YA	3.50%		12/15/2030	306,745
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.66	%(j)	01/15/2041	124,089
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	1.02	%(j)	01/15/2041	66,013
286,295	Series 3806-CZ	5.50%		07/15/2034	297,646
448,898	Series 3818-CZ	4.50%		03/15/2041	444,545
251,282	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00	%(j)	02/15/2041	204,036
1,728,131	Series 3889-VZ	4.00%		07/15/2041	1,673,597
676,640	Series 3972-AZ	3.50%		12/15/2041	638,510
1,916,934	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.48	%(h)(j)	01/15/2054	217,394
771,307	Series 4471-BA	3.00%		12/15/2041	763,311
12,330,468	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		11/25/2054	12,311,706
11,550,019	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.66%		02/25/2054	11,580,995
18,472,617	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	18,351,188
31,208,493	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	30,940,862
14,305,694	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		09/25/2054	14,280,473
	Federal National Mortgage Association
33,591	Pool 555743	5.00%		09/01/2033	33,968
29,345	Pool 735382	5.00%		04/01/2035	29,761
246,135	Pool 735383	5.00%		04/01/2035	249,619
124,619	Pool 735402	5.00%		04/01/2035	126,383
166,949	Pool 735484	5.00%		05/01/2035	169,313
41,917	Pool 931104	5.00%		05/01/2039	42,592
204,073	Pool 995203	5.00%		07/01/2035	206,656
158,045	Pool AB2123	4.00%		01/01/2031	157,125
2,096	Pool AD2177	4.50%		06/01/2030	2,095
238,577	Pool AH7309	4.00%		02/01/2031	236,830
3,468,239	Pool AL9238	3.00%		10/01/2041	3,151,994
610,944	Pool AL9445	3.00%		07/01/2031	596,807
6,546,432	Pool AS7661	3.00%		08/01/2046	5,701,729
3,155,026	Pool AS7724	2.50%		08/01/2046	2,698,720
10,236,403	Pool BC9081	3.00%		12/01/2046	9,090,723
6,790,050	Pool BD8013	2.50%		09/01/2046	5,808,061
17,450,500	Pool BL2643	3.39%		07/01/2034	15,952,886
4,682,383	Pool BL9284	2.23%		12/01/2050	3,334,960
1,646,476	Pool BM4094	3.00%		03/01/2043	1,493,676

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
9,505,901	Pool BM6089	3.50%		12/01/2044	8,859,256
40,751,695	Pool BR2217	2.50%		08/01/2051	34,319,792
36,599,790	Pool BS4941	2.46%		04/01/2032	32,433,408
7,045,000	Pool BZ3117	5.06%		03/01/2035	7,236,123
17,105,000	Pool BZ3231	5.02%		03/01/2035	17,518,524
20,425,593	Pool BZ4011	4.48%		06/01/2030	20,451,148
5,208,970	Pool BZ4013	4.48%		06/01/2030	5,215,487
21,577,667	Pool CB6266	6.00%		05/01/2053	22,104,500
33,888,307	Pool CB7272	6.00%		10/01/2053	34,774,000
13,625,186	Pool CB7335	5.50%		10/01/2053	13,773,222
8,420,726	Pool CB8122	5.00%		03/01/2054	8,370,114
21,401,312	Pool CB8138	5.50%		03/01/2054	21,622,715
25,565,359	Pool CB8692	5.50%		06/01/2054	25,891,273
9,647,054	Pool FA0517	5.50%		02/01/2055	9,702,470
9,140,257	Pool FM1000	3.00%		04/01/2047	8,113,997
14,612,848	Pool FM4575	2.50%		10/01/2050	12,347,293
9,421,438	Pool FM6061	2.00%		02/01/2051	7,592,705
6,035,054	Pool FM8664	3.00%		10/01/2046	5,365,237
34,018,751	Pool FS1472	3.50%		11/01/2050	30,983,638
9,056,134	Pool FS3708	5.00%		01/01/2053	8,929,597
27,513,111	Pool FS5417	2.50%		04/01/2052	23,120,218
28,188,319	Pool FS5875	2.50%		04/01/2052	23,677,406
8,305,799	Pool FS6084	6.00%		10/01/2053	8,511,095
2,075,452	Pool FS6309	6.00%		12/01/2053	2,151,113
6,028,063	Pool FS6476	2.50%		11/01/2051	5,073,535
3,713,243	Pool FS7708	3.50%		04/01/2052	3,375,845
4,154,764	Pool FS8999	6.00%		08/01/2054	4,281,179
95,503	Pool MA0264	4.50%		12/01/2029	95,891
65,613	Pool MA0353	4.50%		03/01/2030	65,903
4,148	Pool MA0468	5.00%		07/01/2040	4,052
1,760,341	Pool MA2151	3.50%		01/01/2045	1,609,938
906,717	Pool MA2248	3.00%		04/01/2045	790,858
1,471,715	Pool MA2621	3.50%		05/01/2046	1,340,599
3,429,551	Pool MA2649	3.00%		06/01/2046	2,987,015
1,362,101	Pool MA2711	3.00%		08/01/2046	1,186,347
8,771,155	Pool MA2806	3.00%		11/01/2046	7,789,446
8,185,548	Pool MA4399	2.50%		08/01/2051	6,815,167
11,658,218	Pool MA4709	5.00%		07/01/2052	11,489,317
14,014,084	Pool MA5086	5.00%		07/01/2043	14,080,254
592,741	Series 2005-20-QH	5.00%		03/25/2035	605,434
112,613	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.16	%(h)(j)	10/25/2036	13,064
41,978	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.33	%(h)(j)	07/25/2036	3,730
36,918	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(h)(j)	05/25/2037	2,938
464,036	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	9.36	%(j)	04/25/2037	541,372
180,433	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	2.02	%(h)(j)	04/25/2037	21,039
27,180	Series 2008-29-ZA	4.50%		04/25/2038	27,122
11,974	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	07/25/2038	757
122,557	Series 2009-111-EZ	5.00%		01/25/2040	123,655
3,813	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.83	%(h)(j)	01/25/2040	404
11,280	Series 2009-16-MZ	5.00%		03/25/2029	11,226
18,281	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.53	%(h)(j)	07/25/2039	1,596
36,094	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.68	%(h)(j)	08/25/2039	1,049
317,697	Series 2009-77-ZA	4.50%		10/25/2039	317,083
89,769	Series 2009-83-Z	4.50%		10/25/2039	89,364
53,042	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.08	%(h)(j)	10/25/2040	1,998

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
25,910	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.72	%(j)	12/25/2040	25,547
14,306	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.58	%(h)(j)	04/25/2040	764
10,357	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.51	%(h)(j)	04/25/2040	478
58,357	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.93	%(h)(j)	04/25/2050	7,310
2,976	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.03	%(h)(j)	04/25/2040	53
408,701	Series 2010-37-MY	4.50%		04/25/2040	405,950
73,648	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.58	%(h)(j)	01/25/2040	3,275
121,253	Series 2010-60-VZ	5.00%		10/25/2039	122,132
58,952	Series 2010-64-EZ	5.00%		06/25/2040	60,409
110,211	Series 2010-7-PE	5.00%		02/25/2040	112,785
27,902	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(h)(j)	08/25/2040	2,251
18,691	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.86	%(j)	09/25/2040	20,628
961,474	Series 2011-141-PZ	4.00%		01/25/2042	927,358
27,498	Series 2011-25-KY	3.00%		04/25/2026	27,304
371,380	Series 2011-59-MA	4.50%		07/25/2041	371,272
584,160	Series 2017-86-MA	3.00%		04/25/2046	569,208
8,370,405	Series 2018-21-IO	3.00	%(h)	04/25/2048	1,385,747
13,169,430	Series 2018-21-PO	0.00	%(k)	04/25/2048	9,503,291
7,082,128	Series 2018-35-IO	3.00	%(h)	05/25/2048	1,212,918
27,168,853	Series 2018-35-PO	0.00	%(k)	05/25/2048	19,710,027
16,576,430	Series 2021-48-NS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00	%(h)(j)	08/25/2051	552,942
13,270,000	Series 2022-M2-A2	2.40%		11/25/2031	11,841,132
13,986,785	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		06/25/2054	14,076,943
14,067,478	Series 2024-96-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		12/25/2054	14,047,808
22,656,610	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		04/25/2055	22,659,501
6,010,914	Series 2025-31-FA (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.61%		06/25/2054	6,023,923
21,713,019	Series 2025-42-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		06/25/2055	21,914,678
77,855	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.03	%(h)(j)	11/25/2039	7,355
	Ginnie Mae I Pool
24,256,802	Pool 779384	3.50%		06/15/2042	22,655,936
	Ginnie Mae II Pool
9,183,415	Pool 784415	3.50%		04/20/2047	8,491,157
23,290,330	Pool 785713	2.50%		10/20/2051	19,693,188
10,899,413	Pool 785764	2.50%		11/20/2051	9,211,660
28,427,814	Pool 786009	3.00%		02/20/2052	25,085,103
8,915,370	Pool 786227	3.00%		04/20/2052	7,863,995
3,755,624	Pool 786540	3.50%		02/20/2050	3,470,321
9,626,331	Pool 786718	3.50%		07/20/2051	8,855,094
24,109,669	Pool MA5076	3.00%		03/20/2048	21,566,636
26,473,930	Pool MA5191	3.50%		05/20/2048	24,465,899
	Government National Mortgage Association
59,207	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67	%(h)(j)	08/20/2033	355
35,408	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62	%(h)(j)	09/20/2038	764
483,417	Series 2009-32-ZE	4.50%		05/16/2039	481,219
515,948	Series 2009-75-GZ	4.50%		09/20/2039	518,124
683,212	Series 2009-75-HZ	5.00%		09/20/2039	688,681
1,756,051	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62	%(h)(j)	09/20/2040	227,880
73,761	Series 2010-25-ZB	4.50%		02/16/2040	73,637

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,038,286	Series 2011-45-GZ	4.50%		03/20/2041	1,042,490
1,465,880	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72	%(h)(j)	02/20/2043	66,468
1,639,267	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67	%(h)(j)	08/16/2043	191,785
2,373,973	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(h)(j)	07/20/2044	221,123
2,031,058	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77	%(h)(j)	08/20/2044	276,710
1,777,176	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77	%(h)(j)	08/20/2044	242,121
5,245,779	Series 2017-52-FH (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	4.78%		04/20/2047	5,118,588
13,101,504	Series 2020-61-IA	3.00	%(h)	05/20/2050	1,974,930
9,943,656	Series 2021-117-ID	3.50	%(h)	06/20/2051	1,704,093
19,114,453	Series 2021-155-UI	4.50	%(h)	09/20/2051	3,092,334
16,918,838	Series 2021-214-IG	2.50	%(h)	12/20/2051	2,251,249
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,513,933,247)				1,462,556,682
US GOVERNMENT AND AGENCY OBLIGATIONS - 17.0%
190,000,000	United States Treasury Note/Bond	0.75%		03/31/2026	185,326,671
101,700,000	United States Treasury Note/Bond	0.75%		01/31/2028	94,370,449
131,750,000	United States Treasury Note/Bond	0.63%		05/15/2030	113,382,198
107,850,000	United States Treasury Note/Bond	0.63%		08/15/2030	92,003,212
289,650,000	United States Treasury Note/Bond	0.88%		11/15/2030	248,521,962
355,220,000	United States Treasury Note/Bond	1.13%		08/15/2040	218,640,684
140,150,000	United States Treasury Note/Bond	1.88%		02/15/2041	96,440,719
87,900,000	United States Treasury Note/Bond	1.75%		08/15/2041	58,384,828
	Total US Government and Agency Obligations (Cost $1,095,646,524)				1,107,070,723
COMMON STOCKS - 0.0%(l)
37,440	Flame Aggregator - Series R(b)(m)				748,800
3,720	Flame Aggregator - Series U(b)(m)				74,400
711	Stichting Administratiekantoor ADR(b)(m)				—
261	Stichting Administratiekantoor Unigel Creditors (b)(m)				—
	Total Common Stocks (Cost $84,406)				823,200
ESCROW NOTES - 0.0%(l)
5,400,000	Credito Real SAB de CV SOFOM ER(m)				67,176
690,000	Parkland Corp.(b)(m)				345
	Total Escrow Notes (Cost $5,275,601)				67,521
WARRANTS - 0.0%(l)
31,063	Avation PLC, Expires 10/31/2026 at GBP 1.15(m)				17,055
	Total Warrants (Cost $–)				17,055
AFFILIATED MUTUAL FUNDS - 6.2%
12,929,742	DoubleLine Global Bond Fund - Class I				114,298,922
27,534,253	DoubleLine Infrastructure Income Fund - Class I				260,749,373
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I				31,400,000
	Total Affiliated Mutual Funds (Cost $449,362,155)				406,448,295

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 9.1%
64,067,937	First American Government Obligations Fund - U	4.28	%(n)		64,067,937
64,067,938	JPMorgan US Government Money Market Fund - IM	4.28	%(n)		64,067,938
64,067,937	MSILF Government Portfolio - Institutional	4.24	%(n)		64,067,937
400,000,000	United States Treasury Bill	0.00%		07/31/2025	398,617,668
	Total Short Term Investments (Cost $590,817,020)				590,821,480
	Total Investments - 99.4% (Cost $6,854,512,796)				6,485,363,619
	Other Assets in Excess of Liabilities - 0.6%				39,288,795
	NET ASSETS - 100.0%				$6,524,652,414

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.4%
US Government and Agency Obligations	17.0%
US Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.3%
Short Term Investments	9.1%
Affiliated Mutual Funds	6.2%
Foreign Corporate Bonds	5.1%
Non-Agency Commercial Mortgage Backed Obligations	4.8%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	2.8%
Bank Loans	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Common Stocks	0.0	%(l)
Escrow Notes	0.0	%(l)
Warrants	0.0	%(l)
Other Assets and Liabilities	0.6%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.4%
US Government and Agency Obligations	17.0%
Non-Agency Residential Collateralized Mortgage Obligations	10.3%
Short Term Investments	9.1%
Affiliated Mutual Funds	6.2%
Non-Agency Commercial Mortgage Backed Obligations	4.8%
Asset Backed Obligations	3.1%
Banking	3.0%
Collateralized Loan Obligations	2.8%
Technology	2.1%
Energy	2.0%
Utilities	1.7%
Transportation	1.2%
Insurance	1.2%
Healthcare	1.1%
Finance	1.0%
Real Estate	0.8%
Retailers (other than Food/Drug)	0.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Telecommunications	0.6%
Food Products	0.6%
Mining	0.6%
Media	0.6%
Commercial Services	0.5%
Pharmaceuticals	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Construction	0.5%
Diversified Manufacturing	0.4%
Industrial Equipment	0.4%
Electronics/Electric	0.4%
Containers and Glass Products	0.4%
Automotive	0.3%
Aerospace & Defense	0.3%

Beverage and Tobacco	0.3%
Leisure	0.3%
Chemicals/Plastics	0.2%
Environmental Control	0.2%
Consumer Products	0.2%
Business Equipment and Services	0.1%
Building and Development (including Steel/Metals)	0.1%
Pulp & Paper	0.1%
Food Service	0.1%
Chemical Products	0.0	%(l)
Conglomerates	0.0	%(l)
Financials	0.0	%(l)
Escrow Notes	0.0	%(l)
Other Assets and Liabilities	0.6%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $1,245,506,105 or 19.1% of the Fund's net assets.
(b)	Value determined using significant unobservable inputs.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(e)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Interest only security
(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Principal only security
(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate
GBP	British Pound

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	18,000	9/30/2025	$3,728,276,035	$16,145,849
U.S. Treasury Long Bonds	Long	2,650	9/19/2025	294,191,543	11,800,645
U.S. Treasury 5 Year Note	Long	900	9/30/2025	96,709,720	1,390,280
U.S. Treasury Ultra Bonds	Short	(305)	9/19/2025	(34,548,698)	(1,784,427)
10 Year U.S. Ultra Treasury Notes	Short	(2,250)	9/19/2025	(250,638,848)	(6,458,808)
					$21,093,539

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the DoubleLine Core Fixed Income Fund's investments in affiliated mutual funds for the period ended June 30, 2025 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended June 30, 2025	Change in Unrealized for the Period Ended June 30, 2025	Value at June 30, 2025	Shares Held at June 30, 2025	Dividend Income Earned for the Period Ended June 30, 2025
DoubleLine Infrastructure Income Fund (Class I)	$285,348,391	$—	$(26,000,000)	$(2,315,451)	$3,716,433	$260,749,373	27,534,253	$3,068,016
DoubleLine Global Bond Fund (Class I)	109,127,025	—	—	—	5,171,897	114,298,922	12,929,742	940,677
DoubleLine Long Duration Total Return Bond Fund (Class I)	32,000,000	—	—	—	(600,000)	31,400,000	5,000,000	398,452
	$426,475,416	$—	$(26,000,000)	$(2,315,451)	$8,288,330	$406,448,295	45,463,995	$4,407,145

DoubleLine Emerging Markets Fixed Income Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 72.8%
BRAZIL - 13.5%
3,700,721	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	3,698,905
600,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	596,438
800,000	Braskem Netherlands Finance BV	4.50%		01/31/2030	620,608
7,300,000	Cosan Overseas Ltd.	8.25	%(a)	08/05/2025	7,372,124
3,350,000	CSN Resources SA	5.88%		04/08/2032	2,757,851
7,068,268	Guara Norte Sarl	5.20%		06/15/2034	6,703,854
1,929,352	Invepar Holdings	0.00	%(b)(c)	12/30/2028	–
1,100,000	Minerva Luxembourg SA	8.88	%(d)	09/13/2033	1,188,928
1,600,000	Minerva Luxembourg SA	8.88%		09/13/2033	1,729,350
1,400,000	Movida Europe SA	7.85%		04/11/2029	1,293,474
2,500,000	Movida Europe SA	7.85	%(d)	04/11/2029	2,309,775
8,348,448	MV24 Capital BV	6.75%		06/01/2034	8,104,169
1,300,000	NBM US Holdings, Inc.	6.63%		08/06/2029	1,310,059
8,204,792	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	8,317,912
4,700,000	Raizen Fuels Finance SA	5.70%		01/17/2035	4,403,900
1,784,000	Simpar Europe SA	5.20%		01/26/2031	1,462,880
93,986	Unigel Luxembourg SA 13.50% Cash or 15.00% PIK	13.50	%(d)	12/31/2027	75,659
131,998	Unigel Luxembourg SA 13.50% Cash or 15.00% PIK	13.50%		12/31/2027	106,258
458,536	Unigel Luxembourg SA 11.00% Cash or 12.00% PIK	11.00%		12/31/2028	128,390
106,634	Unigel Luxembourg SA 11.00% Cash or 12.00% PIK	11.00	%(d)	12/31/2028	29,858
558,462	Unigel Netherlands Holding Corp. BV 15.00% Cash or 15.00% PIK	15.00%		12/31/2044	18,150
1,400,000	Yinson Bergenia Production BV	8.50	%(d)	01/31/2045	1,420,761
					53,649,303
CHILE - 5.7%
6,210,000	CAP SA	3.90%		04/27/2031	4,995,333
2,900,000	CAP SA	3.90	%(d)	04/27/2031	2,332,764
2,700,000	Cencosud SA	4.38%		07/17/2027	2,680,478
10,521,016	Chile Electricity PEC SpA	0.00	%(d)	01/25/2028	9,301,104
1,841,750	Empresa Electrica Angamos SA	4.88%		05/25/2029	1,662,276
930,900	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	921,032
953,280	GNL Quintero SA	4.63%		07/31/2029	945,831
					22,838,818
COLOMBIA - 6.2%
1,267,495	AL Candelaria Spain SA	7.50%		12/15/2028	1,266,066
7,100,000	AL Candelaria Spain SA	5.75%		06/15/2033	6,030,385
3,800,000	AL Candelaria Spain SA	5.75	%(d)	06/15/2033	3,227,530
3,000,000	Aris Mining Corp.	8.00	%(d)	10/31/2029	3,063,255
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(d)	04/22/2031	2,138,179
400,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(d)	07/02/2035	402,320
3,300,000	Banco de Bogota SA	6.25%		05/12/2026	3,312,474
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	296,193
900,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	946,958
5,213,000	Canacol Energy Ltd.	5.75%		11/24/2028	1,804,032
1,126,300	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,138,689
1,100,000	Gran Tierra Energy, Inc.	9.50	%(d)	10/15/2029	837,996
400,000	Termocandelaria Power SA	7.75	%(d)	09/17/2031	410,700
					24,874,777

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
DOMINICAN REPUBLIC - 0.9%
3,800,000	AES Espana BV	5.70	%(d)	05/04/2028	3,647,126
GUATEMALA - 3.5%
8,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	8,463,875
2,135,000	Energuate Trust	5.88%		05/03/2027	2,125,094
450,000	Millicom International Cellular SA	5.13%		01/15/2028	445,079
2,970,000	Millicom International Cellular SA	6.25%		03/25/2029	2,978,571
					14,012,619
INDIA - 9.3%
2,100,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,883,433
3,700,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	3,176,815
4,420,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	3,895,225
2,560,000	Adani International Container Terminal Pvt Ltd.	3.00	%(d)	02/16/2031	2,256,058
400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	387,515
800,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	771,226
1,200,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,134,618
3,600,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	3,048,902
2,171,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	1,751,251
3,600,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	3,563,059
2,675,750	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	2,279,976
5,680,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	5,233,062
4,200,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	4,118,513
1,100,000	Periama Holdings	5.95%		04/19/2026	1,100,323
1,500,000	Reliance Industries Ltd.	3.67%		11/30/2027	1,473,230
800,000	Wipro IT Services LLC	1.50%		06/23/2026	776,571
					36,849,777
INDONESIA - 1.4%
700,000	Freeport Indonesia PT	4.76%		04/14/2027	701,707
4,800,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	4,760,649
					5,462,356
JAMAICA - 0.0%(e)
3,176,259	Digicel Group Holdings Ltd.	0.00	%(c)(d)	12/31/2030	19,789
1,096,188	Digicel Group Holdings Ltd.	0.00	%(c)(d)	12/31/2030	47,930
					67,719
KUWAIT - 0.0%(e)
200,000	EQUATE Petrochemical Co. KSC	4.25%		11/03/2026	198,375
MEXICO - 8.0%
1,700,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63	%(a)	01/10/2028	1,695,235
1,500,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(a)(d)	06/27/2029	1,485,807
3,200,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(d)	05/20/2031	3,245,216
3,300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	3,413,253
2,450,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,702,698
2,200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(d)	02/15/2039	2,268,301
3,100,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(a)	06/08/2026	3,051,035
300,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20	%(a)(d)	06/10/2030	303,450
1,516,000	Cometa Energia SAB de CV	6.38%		04/24/2035	1,563,498
557,878	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	546,182
2,400,000	GCC SAB de CV	3.61%		04/20/2032	2,123,057
3,000,000	KUO SAB De CV	5.75%		07/07/2027	2,957,904
4,600,000	Mexarrend SAPI de CV	10.25	%(b)(d)	07/24/2025	34,500
2,462,072	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	2,448,528
1,300,000	Saavi Energia Sarl	8.88	%(d)	02/10/2035	1,358,175
3,862,922	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	3,652,567
					31,849,406

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
PARAGUAY - 1.9%
1,100,000	Banco Continental SAECA	2.75%		12/10/2025	1,090,339
2,024,000	Frigorifico Concepcion SA	7.70%		07/21/2028	1,574,323
6,286,666	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	4,562,076
168,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	167,371
					7,394,109
PERU - 13.5%
8,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	8,000,000
4,050,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	3,930,575
12,172,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	12,135,932
2,300,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40	%(d)	04/30/2035	2,348,645
2,000,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	2,000,360
5,080,000	InRetail Consumer	3.25%		03/22/2028	4,822,197
4,148,000	InRetail Shopping Malls	5.75%		04/03/2028	4,148,581
3,900,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	3,793,093
5,775,213	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	5,436,786
3,500,000	Minsur SA	4.50%		10/28/2031	3,258,674
2,710,000	Orazul Energy Peru SA	5.63%		04/28/2027	2,686,409
500,040	Peru LNG Srl	5.38%		03/22/2030	470,609
300,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%		08/02/2028	281,995
300,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(d)	10/01/2035	305,100
					53,618,956
SINGAPORE - 5.6%
4,804,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	4,714,955
8,000,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	7,959,763
1,800,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	1,803,605
5,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	5,097,190
2,900,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	2,807,807
					22,383,320
SOUTH AFRICA - 1.8%
3,800,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	3,629,205
3,500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	3,642,134
					7,271,339
UNITED ARAB EMIRATES - 0.7%
3,356,312	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,756,098
VIETNAM - 0.8%
3,116,963	Mong Duong Finance Holdings BV	5.13%		05/07/2029	3,047,511
	Total Foreign Corporate Bonds (Cost $306,036,082)				289,921,609
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 25.2%
BRAZIL - 1.4%
5,400,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(a)	10/15/2025	5,454,119
CHILE - 1.7%
1,800,000	Chile Electricity Lux Mpc II Sarl	5.67	%(d)	10/20/2035	1,814,408
186,000	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	192,930
5,000,000	Corp. Nacional del Cobre de Chile	5.13%		02/02/2033	4,873,617
					6,880,955
COLOMBIA - 3.8%
2,900,000	Colombia Government International Bond	5.00%		06/15/2045	1,963,310
3,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,715,070
5,000,000	Ecopetrol SA (0)	4.63%		11/02/2031	4,226,738
800,000	Ecopetrol SA	5.88%		05/28/2045	552,803
10,300,000	Ecopetrol SA	5.88%		11/02/2051	6,790,028
					15,247,949

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
DOMINICAN REPUBLIC - 0.9%
500,000	Dominican Republic International Bond	5.95%		01/25/2027	505,550
3,000,000	Dominican Republic International Bond	5.50%		02/22/2029	2,994,300
					3,499,850
GUATEMALA - 2.0%
1,200,000	Guatemala Government Bond	4.50%		05/03/2026	1,190,868
1,100,000	Guatemala Government Bond	4.38%		06/05/2027	1,083,500
1,600,000	Guatemala Government Bond	4.88%		02/13/2028	1,584,696
1,800,000	Guatemala Government Bond	5.25%		08/10/2029	1,791,000
2,400,000	Guatemala Government Bond	5.38%		04/24/2032	2,349,432
					7,999,496
INDIA - 0.6%
1,300,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	1,294,772
1,300,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	1,288,661
					2,583,433
INDONESIA - 2.2%
4,400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	4,355,835
2,600,000	Pertamina Persero PT	1.40%		02/09/2026	2,550,619
1,700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,684,272
					8,590,726
MEXICO - 6.9%
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(d)	05/07/2030	203,122
3,100,000	Comision Federal de Electricidad	3.35%		02/09/2031	2,733,118
1,000,000	Comision Federal de Electricidad	6.45	%(d)	01/24/2035	988,292
1,391,950	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	1,414,082
4,076,426	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(d)	01/31/2041	4,141,242
11,000,000	Mexico Government International Bond	4.40%		02/12/2052	7,746,475
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,440,700
5,400,000	Petroleos Mexicanos	6.75%		09/21/2047	3,914,546
					27,581,577
MOROCCO - 3.3%
1,800,000	Morocco Government International Bond	2.38%		12/15/2027	1,704,428
700,000	Morocco Government International Bond	5.95%		03/08/2028	718,124
3,000,000	Morocco Government International Bond	3.00%		12/15/2032	2,543,326
1,300,000	Morocco Government International Bond	4.00%		12/15/2050	887,055
1,100,000	OCP SA	4.50%		10/22/2025	1,096,867
5,800,000	OCP SA	6.75%		05/02/2034	6,020,156
					12,969,956
PARAGUAY - 1.8%
6,104,427	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	4,859,123
2,343,000	Paraguay Government International Bond	4.70%		03/27/2027	2,344,289
					7,203,412
PERU - 0.6%
2,438,846	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	2,475,109
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $109,303,357)				100,486,582
COMMON STOCKS - 0.0%(e)
BRAZIL - 0.0%(e)
556	Stitching Administratiekantoor Unigel Creditors(c)(f)				–
1,512	Stichting Administratiekantoor ADR(c)(f)				–
	Total Common Stocks (Cost $–)				–
ESCROW NOTES - 0.0%(e)
MEXICO - 0.0%(e)
5,200,000	Credito Real SAB de CV SOFOM ER(f)				64,688
	Total Escrow Notes (Cost $5,127,763)				64,688

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 1.3%
1,686,094	First American Government Obligations Fund - U	4.28	%(g)		1,686,094
1,686,095	JPMorgan US Government Money Market Fund - IM	4.28	%(g)		1,686,095
1,686,095	MSILF Government Portfolio - Institutional	4.24	%(g)		1,686,095
	Total Short Term Investments (Cost $5,058,284)				5,058,284
	Total Investments - 99.3% (Cost $425,525,486)				395,531,163
	Other Assets in Excess of Liabilities - 0.7%				2,680,437
	NET ASSETS - 100.0%				$398,211,600

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	72.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	25.2%
Short Term Investments	1.3%
Escrow Notes	0.0	%(e)
Common Stocks	0.0	%(e)
Other Assets and Liabilities	0.7%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	21.5%
Transportation	16.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.8%
Utilities	13.7%
Energy	10.9%
Mining	5.9%
Consumer Products	4.1%
Retailers (other than Food/Drug)	2.9%
Building and Development (including Steel/Metals)	2.4%
Short Term Investments	1.3%
Telecommunications	0.9%
Chemical Products	0.8%
Conglomerates	0.7%
Food Products	0.3%
Technology	0.2%
Escrow Notes	0.0	%(e)
Finance	0.0	%(e)
Other Assets and Liabilities	0.7%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	14.9%
Brazil	14.9%
Peru	14.1%
Colombia	10.0%
India	9.9%
Chile	7.4%
Singapore	5.6%
Guatemala	5.5%
Paraguay	3.7%
Indonesia	3.6%
Morocco	3.3%
South Africa	1.8%
Dominican Republic	1.8%
United States	1.3%
Vietnam	0.8%
United Arab Emirates	0.7%
Kuwait	0.0	%(e)
Jamaica	0.0	%(e)
Other Assets and Liabilities	0.7%
Net Assets	100.0%

(a)	Perpetual maturity. The date disclosed is the next call date of the security.
(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)	Value determined using significant unobservable inputs.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $51,205,993 or 12.9% of the Fund's net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

DoubleLine Low Duration Bond Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.8%
	ACHV Trust
360,276	Series 2023-3PL-C	7.35	%(a)	08/19/2030	360,774
4,339,051	Series 2024-2PL-A	5.07	%(a)	10/27/2031	4,355,458
	Affirm, Inc.
5,300,000	Series 2024-A-A	5.61	%(a)	02/15/2029	5,325,227
679,482	Series 2024-X1-A	6.27	%(a)	05/15/2029	680,058
2,308,934	Series 2024-X2-A	5.22	%(a)	12/17/2029	2,310,290
20,000,000	Series 2025-1A-A	4.99	%(a)	02/15/2033	20,164,394
10,711,011	Series 2025-X1-A	5.08	%(a)	04/15/2030	10,722,405
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35	%(a)	10/15/2047	3,108,891
	American Credit Acceptance Receivables Trust
202,762	Series 2024-2-A	5.90	%(a)	02/12/2027	202,871
2,708,817	Series 2024-3-A	5.76	%(a)	11/12/2027	2,714,151
6,000,000	Series 2024-4-B	4.80	%(a)	11/13/2028	6,007,864
	Aqua Finance Trust
1,009,762	Series 2020-AA-A	1.90	%(a)	07/17/2046	946,012
	Arivo Acceptance Auto Loan Receivables Trust
1,009,422	Series 2022-1A-A	3.93	%(a)	05/15/2028	1,007,639
	AVANT Loans Funding Trust
10,000,000	Series 2024-REV1-A	5.92	%(a)	10/15/2033	10,121,450
20,000,000	Series 2025-REV1-A	5.12	%(a)	05/15/2034	20,081,566
	Bridgecrest Lending Auto Securitization Trust
1,577,737	Series 2024-3-A2	5.54%		02/16/2027	1,578,624
	CAI International, Inc.
6,389,531	Series 2020-1A-A	2.22	%(a)	09/25/2045	6,035,961
	Carvana Auto Receivables Trust
1,051,826	Series 2023-N3-A	6.41	%(a)	09/10/2027	1,053,710
1,241,157	Series 2024-N1-A2	5.76	%(a)	04/12/2027	1,241,858
8,000,000	Series 2024-P3-A4	4.31%		09/10/2030	8,002,034
	Cologix Data Centers US Issuer LLC
3,910,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	3,785,977
	Commonbond Student Loan Trust
770,581	Series 2017-BGS-A1	2.68	%(a)	09/25/2042	721,743
718,023	Series 2020-AGS-A	1.98	%(a)	08/25/2050	641,777
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	17,750,170
	CPS Auto Trust
495,835	Series 2024-A-A	5.71	%(a)	09/15/2027	496,333
	DataBank Issuer
1,599,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	1,564,460
10,000,000	Series 2023-1A-A2	5.12	%(a)	02/25/2053	9,988,980
	Diamond Resorts Owner Trust
1,015,627	Series 2021-1A-B	2.05	%(a)	11/21/2033	1,010,280
	Domino’s SPV Guarantor LLC
1,488,000	Series 2019-1A-A2	3.67	%(a)	10/25/2049	1,420,713
	DT Auto Owner Trust
2,000,000	Series 2022-1A-E	5.53	%(a)	03/15/2029	1,993,313
	Exeter Automobile Receivables Trust
4,348,985	Series 2021-4A-D	1.96%		01/17/2028	4,298,293
1,879,665	Series 2024-5A-A2	4.79%		04/15/2027	1,879,645
	FCCU Auto Receivables Trust
3,500,000	Series 2025-1A-A2	4.87	%(a)	01/16/2029	3,508,366
	Global Sea Containers Two SRL
2,373,378	Series 2020-1A-A	2.17	%(a)	10/17/2040	2,263,514
	GLS Auto Receivables Trust
46,034	Series 2021-1A-D	1.68	%(a)	01/15/2027	45,977
19,650,000	Series 2025-1A-C	5.07	%(a)	11/15/2030	19,835,390

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	GLS Auto Select Receivables Trust
3,040,155	Series 2024-3A-A2	5.59	%(a)	10/15/2029	3,077,651
7,838,050	Series 2024-4A-A2	4.43	%(a)	12/17/2029	7,835,547
	GM Financial Leasing Trust
6,750,000	Series 2025-2-C	5.04%		10/22/2029	6,807,163
	GreenSky LLC
3,048,321	Series 2024-2-A4	5.15	%(a)	10/27/2059	3,075,934
	Hilton Grand Vacations, Inc.
236,171	Series 2020-AA-A	2.74	%(a)	02/25/2039	230,340
	Laurel Road Prime Student Loan Trust
54,631	Series 2019-A-A1FX	2.34	%(a)	10/25/2048	54,404
	Lendbuzz Securitization Trust
3,774,972	Series 2023-1A-A2	6.92	%(a)	08/15/2028	3,829,266
1,726,593	Series 2023-2A-A2	7.09	%(a)	10/16/2028	1,755,809
5,713,371	Series 2024-2A-A2	5.99	%(a)	05/15/2029	5,763,018
8,750,000	Series 2025-1A-A2	5.10	%(a)	10/15/2030	8,782,098
	Loanpal Solar Loan Ltd.
7,115,344	Series 2020-3GS-A	2.47	%(a)	12/20/2047	6,001,266
	Mariner Finance Issuance Trust
1,660,000	Series 2021-AA-B	2.33	%(a)	03/20/2036	1,589,534
4,150,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	4,201,561
13,000,000	Series 2025-AA-A	4.98	%(a)	05/20/2038	13,191,012
	Marlette Funding Trust
2,952,619	Series 2024-1A-A	5.95	%(a)	07/17/2034	2,957,240
	Navient Student Loan Trust
1,857,764	Series 2020-FA-A	1.22	%(a)	07/15/2069	1,732,697
1,057,393	Series 2020-GA-A	1.17	%(a)	09/16/2069	985,231
8,586,293	Series 2022-A-A	2.23	%(a)	07/15/2070	7,870,653
	Pagaya AI Debt Selection Trust
259,604	Series 2021-HG1-A	1.22	%(a)	01/16/2029	258,447
849,902	Series 2024-11-B	5.64	%(a)	07/15/2032	852,777
7,999,081	Series 2024-11-C	5.87	%(a)	07/15/2032	8,031,794
1,381,641	Series 2024-5-C	7.27	%(a)	10/15/2031	1,396,796
11,499,018	Series 2025-1-A2	5.16	%(a)	07/15/2032	11,534,066
6,250,000	Series 2025-2-B	5.33	%(a)	10/15/2032	6,263,509
8,000,000	Series 2025-2-C	5.64	%(a)	10/15/2032	8,022,042
	Prosper Marketplace Issuance Trust
444,192	Series 2024-1A-A	6.12	%(a)	08/15/2029	444,838
	Research-Driven Pagaya Motor Asset Trust
21,576,140	Series 2025-1A-A	5.04	%(a)	06/27/2033	21,545,487
	Santander Consumer USA Holdings, Inc.
792,992	Series 2024-3-A2	5.91%		06/15/2027	793,469
4,250,000	Series 2024-5-C	4.78%		01/15/2031	4,270,145
	SCCU Auto Receivables Trust
5,469,676	Series 2024-1A-A2	5.45	%(a)	12/15/2027	5,482,624
	SFS Auto Receivables Securitization Trust
371,292	Series 2024-1A-A2	5.35	%(a)	06/21/2027	371,506
	Sierra Timeshare Conduit Receivables Funding LLC
645,276	Series 2021-2A-C	1.95	%(a)	09/20/2038	630,234
	Slam Ltd.
9,525,223	Series 2024-1A-A	5.34	%(a)	09/15/2049	9,609,950
	SLM Student Loan Trust
3,789,619	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.87%		06/15/2039	3,689,198
2,246,562	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.85%		12/15/2039	2,192,719
	SOFI Alternative Trust
1,370,240	Series 2021-1-PT1	9.72	%(a)(b)	05/25/2030	1,357,097
1,674,415	Series 2021-2-A	1.25	%(a)	08/15/2030	1,655,636
4,172,425	Series 2021-3-A	1.50	%(a)	11/15/2030	4,107,807
	SoFi Consumer Loan Program Trust
12,539,668	Series 2025-1-A	4.80	%(a)	02/27/2034	12,566,829
12,000,000	Series 2025-2-B	4.97	%(a)	06/25/2034	12,170,784
	SoFi Professional Loan Program LLC
497,609	Series 2018-D-A2FX	3.60	%(a)	02/25/2048	492,090
2,752,424	Series 2020-C-AFX	1.95	%(a)	02/15/2046	2,578,022

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	TAL Advantage LLC
2,506,250	Series 2020-1A-A	2.05	%(a)	09/20/2045	2,361,870
	Tesla Sustainable Energy Trust
19,817,128	Series 2024-1A-A2	5.08	%(a)	06/21/2050	19,903,896
	Textainer Ltd.
693,333	Series 2021-3A-A	1.94	%(a)	08/20/2046	617,699
	Toyota Lease Owner Trust
17,150,000	Series 2024-B-A4	4.25	%(a)	01/22/2029	17,167,995
	UPCL
8,581,862	Series 2023-1-A	7.65	%(c)	04/22/2030	8,673,688
	Upgrade Master Pass-Thru Trust
266,114	Series 2021-PT3-A	16.14	%(a)(b)	07/15/2027	248,782
11,531,400	Series 2025-ST2-A	6.11	%(a)	06/15/2032	11,636,044
	Upgrade Receivables Trust
5,235,180	Series 2024-1A-A	5.37	%(a)	02/18/2031	5,239,167
	Upstart Pass-Through Trust Series
164,215	Series 2021-ST5-A	2.00	%(a)	07/20/2027	163,105
	Upstart Securitization Trust
609,785	Series 2023-1-B	8.35	%(a)	02/20/2033	611,280
285,693	Series 2023-2-A	6.77	%(a)	06/20/2033	285,915
2,299,417	Series 2023-3-A	6.90	%(a)	10/20/2033	2,314,029
6,943,874	Series 2024-1-A	5.33	%(a)	11/20/2034	6,956,736
13,188,507	Series 2025-1-A	5.45	%(a)	04/20/2035	13,214,580
7,000,000	Series 2025-2-A2	5.22	%(a)	06/20/2035	7,034,790
	Wendy’s SPV Guarantor LLC
4,647,051	Series 2018-1A-A2II	3.88	%(a)	03/15/2048	4,539,903
	Westgate Resorts LLC
1,964,283	Series 2022-1A-C	2.49	%(a)	08/20/2036	1,952,548
	Westlake Automobile Receivables Trust
1,972,695	Series 2023-4A-A2	6.23	%(a)	01/15/2027	1,975,469
918,408	Series 2024-1A-A2A	5.62	%(a)	03/15/2027	919,012
	Total Asset Backed Obligations (Cost $482,052,848)				483,100,966
COLLATERALIZED LOAN OBLIGATIONS - 12.0%
	Allegro CLO Ltd.
7,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.49	%(a)	04/20/2038	7,003,318
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.64	%(a)	01/22/2038	20,099,872
10,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	01/21/2038	10,032,430
	Battalion CLO Ltd.
30,000,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.69	%(a)	04/24/2034	30,075,990
22,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.54	%(a)	04/15/2038	21,998,768
	Benefit Street Partners CLO Ltd.
15,000,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.70	%(a)	01/25/2038	15,061,036
	BlueMountain CLO Ltd.
22,000,000	Series 2021-31A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.68	%(a)	04/19/2034	22,054,314
	Bridge Street CLO Ltd.
24,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.76	%(a)	07/20/2034	24,047,434
6,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.48	%(a)	04/20/2038	6,003,066
	Capital Four US CLO Ltd.
15,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.74	%(a)	01/18/2035	15,027,301
	Carlyle Global Market Strategies
15,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.63	%(a)	01/20/2038	15,076,260
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.66	%(a)	01/20/2038	10,042,280
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.73	%(a)	07/17/2034	10,016,938

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,245,555	Series 2019-10A-A1R (3 mo. Term SOFR + 1.38%, 1.12% Floor)	5.65	%(a)	04/20/2032	6,257,589
	Cedar Funding Ltd.
20,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.69	%(a)	07/20/2037	20,087,432
	CIFC Funding Ltd.
10,000,000	Series 2021-5A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)	5.52	%(a)	01/15/2038	10,026,000
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.80	%(a)	04/20/2037	20,080,356
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.70	%(a)	07/20/2034	18,036,839
	Generate CLO Ltd.
46,500,000	Series 9A-AR (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.62	%(a)	01/20/2038	46,662,606
	Greenacre Park CLO LLC
5,240,000	Series 2021-2A-AR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.67	%(a)	07/20/2037	5,262,947
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.75	%(a)	01/30/2035	52,093,600
	Harbourview CLO VII LLC
497,422	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	5.66	%(a)	07/18/2031	497,684
	Invesco CLO Ltd.
10,000,000	Series 2023-3A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.06	%(a)	07/15/2036	10,020,380
	Jackson Financial, Inc.
20,000,000	Series 2021-5A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.73	%(a)	10/18/2034	20,044,358
	Katayma CLO Ltd.
22,500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.92	%(a)	04/20/2037	22,616,370
	Madison Park Funding Ltd.
10,000,000	Series 2021-52A-A (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.63	%(a)	01/22/2035	10,036,820
	Marble Point CLO
10,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.74	%(a)	07/25/2034	10,012,195
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.74	%(a)	04/28/2034	15,029,130
	Ocean Trails CLO
8,629,731	Series 2014-5A-ARR (3 mo. Term SOFR + 1.54%, 1.28% Floor)	5.78	%(a)	10/13/2031	8,656,037
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.80	%(a)	04/18/2037	3,012,087
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.80	%(a)	04/23/2037	28,110,732
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.49	%(a)	01/22/2038	10,006,388
	OHA Credit Funding
9,000,000	Series 2020-7A-A1R2 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.54	%(a)	07/19/2038	9,000,000
	Regatta Funding Ltd.
11,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.81	%(a)	04/26/2037	11,045,990
	Romark LLC
6,876,701	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	5.56	%(a)	04/20/2031	6,886,495
	Sound Point CLO Ltd.
8,497,600	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	5.78	%(a)	10/20/2031	8,526,025
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.70	%(a)	07/20/2034	25,051,265
	Steele Creek CLO Ltd.
27,583,518	Series 2019-2A-ARR (3 mo. Term SOFR + 1.00%, 1.00% Floor)	5.26	%(a)	07/15/2032	27,588,113
	Storm King Park CLO Ltd.
9,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.62	%(a)	10/15/2037	9,037,005
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.57	%(a)	07/20/2038	10,500,000
	Tralee CLO Ltd.
2,908,428	Series 2019-6A-A1RR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.50	%(a)	10/25/2032	2,915,065

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Trestles CLO LLC
20,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.70	%(a)	07/21/2034	20,045,516
	Trestles LLC
10,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.45	%(a)	04/25/2038	10,002,980
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.74	%(a)	01/18/2035	10,015,334
	Vibrant CLO Ltd.
10,000,000	Series 2021-13A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.66	%(a)	01/15/2038	10,034,456
20,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.70	%(a)	10/20/2037	20,094,196
	Warwick Capital CLO Ltd.
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.67	%(a)	07/20/2037	10,042,897
	Wellfleet CLO Ltd.
8,000,000	Series 2020-1A-A1AR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.46	%(a)	04/15/2033	8,018,635
5,000,000	Series 2021-2A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.72	%(a)	07/15/2034	5,007,240
5,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.68	%(a)	07/15/2037	5,022,323
	Wellington Management Clo 3 Ltd.
4,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.43	%(a)	04/18/2038	3,997,331
	Wind River CLO Ltd.
14,500,000	Series 2021-4A-AR (3 mo. Term SOFR + 1.23%, 1.23% Floor)	0.00	%(a)	01/20/2035	14,500,000
	Total Collateralized Loan Obligations (Cost $748,722,342)				750,419,423
FOREIGN CORPORATE BONDS - 6.8%
1,760,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	1,551,040
5,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	5,231,448
4,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	4,255,877
5,781,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	5,971,441
2,487,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%		06/06/2028	2,573,702
1,465,000	Aker BP ASA	5.60	%(a)	06/13/2028	1,505,563
5,362,477	AL Candelaria Spain SA	7.50%		12/15/2028	5,356,433
4,100,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	3,915,722
4,500,000	Antofagasta PLC	2.38%		10/14/2030	3,984,666
4,083,000	Avolon Holdings Funding Ltd.	6.38	%(a)	05/04/2028	4,259,519
4,637,000	Avolon Holdings Funding Ltd.	5.38	%(a)	05/30/2030	4,725,537
9,131,000	BAE Systems PLC	3.40	%(a)	04/15/2030	8,716,435
2,850,000	Banco Continental SAECA	2.75	%(a)	12/10/2025	2,824,969
5,500,000	Banco Continental SAECA	2.75%		12/10/2025	5,451,694
7,200,000	Banco de Bogota SA	6.25%		05/12/2026	7,227,216
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	1,746,922
7,900,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(a)	09/30/2031	7,667,047
6,250,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	6,223,437
9,000,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	8,973,331
5,650,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	5,978,903
1,890,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60	%(a)	03/20/2030	1,948,693
5,797,000	Bank of Montreal (SOFR + 1.25%)	4.64%		09/10/2030	5,846,550
251,000	BAT Capital Corp.	4.91%		04/02/2030	254,458
3,484,000	BAT International Finance PLC	1.67%		03/25/2026	3,412,323
4,090,000	BAT International Finance PLC	5.93%		02/02/2029	4,293,441
9,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	9,243,588
5,828,000	BPCE SA (SOFR + 1.68%)	5.88	%(a)	01/14/2031	6,047,254

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,200,000	BRF GmbH	4.35%		09/29/2026	3,170,085
5,322,000	CaixaBank SA (SOFR + 2.70%)	6.21	%(a)	01/18/2029	5,532,836
3,065,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	3,062,711
4,230,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%		01/13/2031	4,334,518
10,034,000	Canadian Pacific Railway Co.	4.80%		03/30/2030	10,200,343
5,000,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(d)	06/08/2026	4,921,024
4,500,000	Cemex SAB de CV	5.45%		11/19/2029	4,515,179
4,400,000	Cencosud SA	4.38%		07/17/2027	4,368,186
11,495,184	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	10,162,317
2,349,800	Cometa Energia SAB de CV	6.38%		04/24/2035	2,423,422
4,149,000	Cosan Luxembourg SA	5.50%		09/20/2029	4,045,644
5,836,000	Credit Agricole SA (SOFR + 1.13%)	5.23	%(a)	01/09/2029	5,933,140
9,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	9,520,204
1,715,000	Diageo Investment Corp.	5.13%		08/15/2030	1,767,413
597,011	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	26,104
191,724	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	1,194
5,749,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	6,065,958
4,760,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	4,804,001
1,320,500	Empresa Electrica Angamos SA	4.88%		05/25/2029	1,191,821
1,722,165	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,703,909
2,252,000	Enbridge, Inc.	6.00%		11/15/2028	2,365,130
4,643,000	Enel Finance International NV	5.13	%(a)	06/26/2029	4,731,058
400,000	Energuate Trust	5.88%		05/03/2027	398,144
7,988,235	Fenix Power Peru SA	4.32%		09/20/2027	7,820,336
1,350,000	Freeport Indonesia PT	4.76	%(a)	04/14/2027	1,353,291
5,700,000	Freeport Indonesia PT	4.76%		04/14/2027	5,713,896
4,550,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	4,543,254
803,420	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	776,342
1,032,010	Galaxy Pipeline Assets Bidco Ltd.	2.16%		03/31/2034	916,560
5,164,000	Glencore Funding LLC (SOFR + 1.06%)	5.40	%(a)	04/04/2027	5,190,155
3,637,000	Glencore Funding LLC	4.91	%(a)	04/01/2028	3,674,958
7,350,318	GNL Quintero SA	4.63%		07/31/2029	7,292,887
2,200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	2,289,341
918,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	921,580
7,145,097	Guara Norte Sarl	5.20%		06/15/2034	6,776,722
300,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%		11/03/2026	302,826
320,000	HSBC Holdings PLC (SOFR + 1.04%)	5.44%		11/19/2028	320,108
5,576,000	Imperial Brands Finance PLC	4.50	%(a)	06/30/2028	5,576,308
2,600,000	InRetail Consumer	3.25%		03/22/2028	2,468,053
6,617,000	InRetail Shopping Malls	5.75%		04/03/2028	6,617,927
2,668,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	2,594,865
121,178	Interoceanica IV Finance Ltd. Series 2007	0.00	%(c)	11/30/2025	117,694
1,500,000	Itau Unibanco Holding SA/Cayman Island	6.00	%(a)	02/27/2030	1,539,600
3,940,500	JSW Hydro Energy Ltd.	4.13%		05/18/2031	3,630,437
3,200,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	3,137,915
6,500,000	KUO SAB De CV	5.75%		07/07/2027	6,408,793
1,507,060	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	1,418,746
6,700,478	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	6,663,620
5,400,000	Millicom International Cellular SA	5.13%		01/15/2028	5,340,947
2,391,300	Millicom International Cellular SA	6.25%		03/25/2029	2,398,201
4,300,000	Minerva Luxembourg SA	5.88%		01/19/2028	4,306,412
1,185,801	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,159,379
6,005,024	MV24 Capital BV	6.75%		06/01/2034	5,829,315
460,000	Nationwide Building Society (SOFR + 1.91%)	6.56	%(a)	10/18/2027	471,729

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,200,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%		08/15/2030	6,273,151
2,600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,606,903
2,300,000	NBM US Holdings, Inc.	6.63%		08/06/2029	2,317,797
4,734,000	Nutrien Ltd.	4.90%		03/27/2028	4,803,020
5,400,000	Orazul Energy Peru SA	5.63%		04/28/2027	5,352,993
6,900,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83	%(a)	09/10/2030	6,865,295
2,000,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	2,004,005
4,159,974	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	4,217,327
1,907,000	Reliance Industries Ltd.	3.67%		11/30/2027	1,872,966
6,023,000	Rio Tinto Finance USA PLC	4.88%		03/14/2030	6,141,016
2,606,000	Royal Bank of Canada (SOFR + 0.53%)	4.89%		01/20/2026	2,608,943
9,282,000	Royal Bank of Canada (SOFR + 0.86%)	5.22%		10/18/2028	9,296,370
800,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(a)	10/01/2035	813,600
4,831,000	Siemens Funding BV	4.35	%(a)	05/26/2028	4,869,710
3,400,000	Suzano Austria GmbH	5.00%		01/15/2030	3,390,297
3,500,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	3,486,893
1,570,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33	%(a)	12/22/2027	1,612,414
1,200,000	Ultrapar International SA	5.25%		10/06/2026	1,198,015
200,000	Ultrapar International SA	5.25%		06/06/2029	199,108
7,600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	7,449,739
1,800,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	1,742,777
5,899,000	Videotron Ltd.	5.13	%(a)	04/15/2027	5,905,813
5,100,000	Wipro IT Services LLC	1.50%		06/23/2026	4,950,640
	Total Foreign Corporate Bonds (Cost $417,427,620)				421,982,539
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.7%
650,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(a)	05/07/2030	660,147
5,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	5,211,943
4,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	4,553,827
8,563,956	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	6,816,909
4,000,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	3,983,914
2,500,000	Brazilian Government International Bond	4.50%		05/30/2029	2,451,076
2,330,580	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	2,417,417
2,100,000	Comision Federal de Electricidad	4.69%		05/15/2029	2,053,145
4,900,000	Comision Federal de Electricidad	5.70	%(a)	01/24/2030	4,896,325
3,000,000	Corp. Nacional del Cobre de Chile	3.00%		09/30/2029	2,788,970
900,000	Corp. Nacional del Cobre de Chile	3.15%		01/14/2030	837,469
1,000,000	Corp. Nacional del Cobre de Chile	3.75%		01/15/2031	934,228
7,300,000	Dominican Republic International Bond	5.50%		02/22/2029	7,286,130
6,000,000	Guatemala Government Bond	4.50%		05/03/2026	5,954,340
3,200,000	Guatemala Government Bond	5.25%		08/10/2029	3,184,000
4,851,446	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	4,923,582
3,300,000	Mexico Government International Bond	5.00%		05/07/2029	3,323,100
3,300,000	Morocco Government International Bond	2.38%		12/15/2027	3,124,784
1,000,000	Oleoducto Central SA	4.00%		07/14/2027	975,343
6,600,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	6,542,431
149,000	Paraguay Government International Bond	5.00%		04/15/2026	149,000
4,358,000	Paraguay Government International Bond	4.70%		03/27/2027	4,360,397
2,500,000	Paraguay Government International Bond	4.95%		04/28/2031	2,489,000
6,300,000	Pertamina Persero PT	1.40%		02/09/2026	6,180,345
5,300,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	5,250,967
4,000,000	Peruvian Government International Bond	2.84%		06/20/2030	3,675,560
1,800,000	Petrobras Global Finance BV	7.38%		01/17/2027	1,868,472

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,500,000	Petrobras Global Finance BV	6.00%		01/27/2028	5,614,444
5,000,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	4,932,612
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $106,002,277)				107,439,877
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 14.2%
	1211 Avenue of the Americas Trust
1,360,000	Series 2015-1211-A1A2	3.90	%(a)	08/10/2035	1,305,401
	280 Park Avenue Mortgage Trust
9,530,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.49	%(a)	09/15/2034	9,446,061
	ACREC Trust
6,731,482	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	10/16/2036	6,738,900
9,630,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62	%(a)	08/18/2042	9,627,833
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02	%(a)	06/15/2054	13,918,711
77,990	Series 2021-MF3-A1	1.07	%(a)	10/15/2054	76,229
	Arbor Realty Trust, Inc.
13,247,589	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78	%(a)	11/15/2036	13,287,093
10,318,147	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.75	%(a)	01/15/2037	10,332,510
	AREIT Trust
4,421,223	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.55	%(a)	01/20/2037	4,439,491
14,630,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	12/17/2029	14,496,443
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
29,108,538	Series 2016-UB10-XA	1.88	%(b)(e)	07/15/2049	126,931
	BANK
65,043,991	Series 2017-BNK5-XA	1.08	%(b)(e)	06/15/2060	1,028,580
78,302,223	Series 2017-BNK6-XA	0.92	%(b)(e)	07/15/2060	951,145
20,921,428	Series 2019-BN20-XA	0.92	%(b)(e)	09/15/2062	611,883
183,927,870	Series 2020-BN26-XA	1.31	%(b)(e)	03/15/2063	7,726,773
3,021,000	Series 2021-BN34-ASB	2.19%		06/15/2063	2,809,184
1,490,731	Series 2024-BNK48-A1	4.33%		10/15/2057	1,485,705
	BANK5 Trust
2,960,922	Series 2023-5YR2-A1	6.20%		07/15/2056	3,020,078
4,871,806	Series 2024-5YR5-A3	5.70%		02/15/2029	5,037,835
2,821,173	Series 2024-5YR8-A1	5.19%		08/15/2057	2,857,459
2,910,281	Series 2025-5YR14-A1	4.82%		04/15/2058	2,928,291
	BBCMS Trust
70,954,680	Series 2017-C1-XA	1.61	%(b)(e)	02/15/2050	1,162,351
111,880,827	Series 2020-C6-XA	1.13	%(b)(e)	02/15/2053	4,211,250
59,000,000	Series 2020-C6-XB	0.76	%(b)(e)	02/15/2053	1,727,986
252,487	Series 2023-C19-A1	5.70%		04/15/2056	254,940
588,608	Series 2024-5C31-A1	4.88%		12/15/2057	593,540
2,536,187	Series 2025-5C33-A1	4.97%		03/15/2058	2,551,711
	BDS Ltd.
14,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.89	%(a)	09/19/2039	14,083,482
	Benchmark Mortgage Trust
81,232,279	Series 2018-B1-XA	0.67	%(b)(e)	01/15/2051	879,136
169,103,179	Series 2020-B16-XA	0.91	%(b)(e)	02/15/2053	5,423,156
35,720,000	Series 2020-IG1-XB	0.24	%(b)(e)	09/15/2043	235,823
105,468	Series 2022-B32-A1	1.81%		01/15/2055	102,885
1,632,812	Series 2023-B39-A1	6.04%		07/15/2056	1,654,915
879,496	Series 2023-V2-A1	5.85%		05/15/2055	883,943
976,930	Series 2024-V8-A1	5.51%		07/15/2057	994,746
	Blackstone Mortgage Trust, Inc.
12,584,727	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	05/15/2038	12,544,959
	BMO Mortgage Trust
1,246,851	Series 2023-C4-A1	5.29%		02/15/2056	1,250,771
1,735,256	Series 2023-C5-A1	5.74%		06/15/2056	1,753,732

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
822,620	Series 2024-5C4-A1	6.02%		05/15/2057	842,274
887,908	Series 2024-5C6-A1	4.59%		09/15/2057	886,699
2,864,266	Series 2025-C11-A1	4.97%		02/15/2058	2,905,371
	BPR Trust
10,169,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	09/15/2038	10,160,121
	BrightSpire Capital, Inc.
7,541,388	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	08/19/2038	7,478,357
6,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.03	%(a)	08/19/2038	5,965,638
11,380,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.26	%(a)	08/19/2037	11,418,476
	BSPRT Co.-Issuer LLC
13,786,594	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.57	%(a)	09/15/2035	13,816,511
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.17	%(a)	09/15/2035	5,027,855
	BX Trust
9,500,000	Series 2018-GW-A (1 mo. Term SOFR + 1.10%, 0.80% Floor)	5.41	%(a)	05/15/2035	9,482,526
1,722,925	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16	%(a)	10/15/2036	1,722,866
1,219,936	Series 2021-ACNT-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	5.28	%(a)	11/15/2038	1,219,954
7,303,000	Series 2021-ARIA-B (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.72	%(a)	10/15/2036	7,297,281
957,511	Series 2021-BXMF-A (1 mo. Term SOFR + 0.75%, 0.64% Floor)	5.06	%(a)	10/15/2026	956,576
4,415,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	5.28	%(a)	10/15/2036	4,405,559
1,271,005	Series 2021-MFM1-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	5.13	%(a)	01/15/2034	1,270,760
8,786,585	Series 2021-MFM1-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.38	%(a)	01/15/2034	8,785,151
7,752,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.71	%(a)	06/15/2036	7,717,259
2,126,578	Series 2021-VOLT-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	5.13	%(a)	09/15/2036	2,120,599
6,533,985	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.11	%(a)	10/15/2038	6,534,967
3,101,000	Series 2021-XL2-C (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.62	%(a)	10/15/2038	3,101,296
1,516,557	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.76	%(a)	08/15/2039	1,517,979
3,577,000	Series 2022-PSB-B (1 mo. Term SOFR + 2.95%, 2.95% Floor)	7.26	%(a)	08/15/2039	3,581,471
8,898,906	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.60	%(a)	12/15/2039	8,918,535
10,120,000	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86	%(a)	03/15/2030	10,049,301
	BXMT Ltd.
270,719	Series 2020-FL2-A (1 mo. Term SOFR + 1.26%, 1.26% Floor)	5.58	%(a)	02/15/2038	270,456
	Cantor Commercial Real Estate Lending LP
4,030,158	Series 2019-CF1-A2	3.62%		05/15/2052	3,857,042
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	1.05	%(b)(e)	06/15/2050	633,600
	CFK Trust
116,365,000	Series 2020-MF2-X	0.89	%(a)(b)(e)	03/15/2039	1,168,014
	Citigroup Commercial Mortgage Trust
1,296,157	Series 2016-C2-A4	2.83%		08/10/2049	1,270,264
28,613,411	Series 2016-GC36-XA	1.36	%(b)(e)	02/10/2049	59,627
5,673,706	Series 2016-P3-A3	3.06%		04/15/2049	5,614,641
45,787,681	Series 2016-P3-XA	1.81	%(b)(e)	04/15/2049	325,958
6,290,275	Series 2017-P7-A3	3.44%		04/14/2050	6,194,708
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,007,315	Series 2016-C3-A4	2.63%		08/10/2049	991,252
700,000	Series 2016-C3-A5	2.89%		08/10/2049	685,977
19,841,120	Series 2017-CD4-XA	1.37	%(b)(e)	05/10/2050	314,258
1,572,000	Series 2020-C9-ASB	1.88%		08/15/2053	1,477,569
	Commercial Mortgage Pass Through Certificates
7,429,149	Series 2013-CR12-XA	0.67	%(b)(e)	10/10/2046	151
43,863,516	Series 2015-CR25-XA	0.86	%(b)(e)	08/10/2048	728
264,485	Series 2015-LC23-A3	3.52%		10/10/2048	263,846
1,009,319	Series 2016-COR1-A3	2.83%		10/10/2049	992,124

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
500,000	Series 2016-COR1-A4	3.09%		10/10/2049	490,039
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.61	%(a)	09/15/2033	7,329,526
	Commercial Mortgage Trust
77,820	Series 2021-PF1-A1	1.12%		11/15/2054	75,839
	Computershare Corporate Trust
13,119,481	Series 2015-LC22-XA	0.76	%(b)(e)	09/15/2058	197
4,899,004	Series 2019-C50-A4	3.47%		05/15/2052	4,738,018
153,859,308	Series 2019-C51-XA	1.41	%(b)(e)	06/15/2052	6,374,391
4,750,000	Series 2020-C57-ASB	1.91%		08/15/2053	4,494,812
11,264,308	Series 2021-C60-A2	2.04%		08/15/2054	10,900,569
1,462,931	Series 2021-SAVE-A (1 mo. Term SOFR + 1.36%, 1.15% Floor)	5.68	%(a)	02/15/2040	1,464,091
813,186	Series 2024-C63-A1	4.89%		08/15/2057	819,676
	CSAIL Commercial Mortgage Trust
85,677,045	Series 2017-C8-XA	1.20	%(b)(e)	06/15/2050	1,268,037
2,913,343	Series 2017-CX9-A4	3.18%		09/15/2050	2,856,600
9,731,223	Series 2017-CX9-XA	0.72	%(b)(e)	09/15/2050	72,191
	Del Amo Fashion Center Trust
6,850,000	Series 2017-AMO-A	3.76	%(a)(b)	06/05/2035	6,588,403
	EQUS Mortgage Trust
13,291,498	Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)	5.33	%(a)	10/15/2038	13,291,655
	Extended Stay America Trust
9,074,759	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51	%(a)	07/15/2038	9,082,753
	Franklin BSP Realty Trust, Inc.
4,559,415	Series 2021-FL7-A (1 mo. Term SOFR + 1.43%, 1.43% Floor)	5.75	%(a)	12/15/2038	4,565,032
3,105,567	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.80	%(a)	02/15/2037	3,106,583
	FS Rialto
9,696,643	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	05/16/2038	9,639,655
5,683,995	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68	%(a)	11/16/2036	5,681,193
	FS Rialto Issuer LLC
11,690,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	08/19/2042	11,702,426
	Granite Point Mortgage Trust, Inc.
7,068,290	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.93	%(a)	07/16/2035	6,948,942
10,960,075	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.78	%(a)	12/15/2036	10,929,431
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.00	%(a)	05/15/2041	4,517,746
13,500,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	03/15/2039	13,538,088
	Greystone Commercial Real Estate Notes
8,424,809	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45	%(a)	07/15/2039	8,438,348
	GS Mortgage Securities Corp. II
1,361,941	Series 2013-GC13-AS	4.01	%(a)(b)	07/10/2046	1,342,121
103,134,105	Series 2017-GS6-XA	1.14	%(b)(e)	05/10/2050	1,631,777
124,260,379	Series 2017-GS7-XA	1.22	%(b)(e)	08/10/2050	1,995,361
132,827,299	Series 2017-GS8-XA	1.07	%(b)(e)	11/10/2050	2,152,998
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.51	%(a)	07/15/2031	2,040,865
50,652,800	Series 2019-GC42-XA	0.93	%(b)(e)	09/10/2052	1,378,070
9,023,512	Series 2020-GC45-AAB	2.84%		02/13/2053	8,712,982
9,296,000	Series 2021-IP-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.38	%(a)	10/15/2036	9,265,259
6,015,000	Series 2021-STAR-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.38	%(a)	12/15/2036	5,987,884
6,615,000	Series 2023-SHIP-A	4.47	%(a)(b)	09/10/2038	6,576,231
	HERA Commercial Mortgage
154,428	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	02/18/2038	153,919
	HGI CRE CLO Ltd.
949,386	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.16% Floor)	5.48	%(a)	06/16/2036	950,804
	HIG RCP LLC
13,781,110	Series 2023-FL1-AS (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.42	%(a)	09/19/2038	13,837,448
	Hilton USA Trust
2,300,000	Series 2016-HHV-A	3.72	%(a)	11/05/2038	2,262,235

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	INCREF LLC
13,858,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.73%, 1.73% Floor)	6.05	%(a)	10/19/2042	13,938,958
	JP Morgan Chase Commercial Mortgage Securities
54,281,573	Series 2016-JP4-XA	0.70	%(b)(e)	12/15/2049	286,666
1,141,000	Series 2019-COR5-A3	3.12%		06/13/2052	1,091,718
23,665,168	Series 2019-COR5-XA	1.61	%(b)(e)	06/13/2052	1,002,920
1,318,468	Series 2019-UES-A	3.81	%(a)	05/05/2032	1,294,512
2,710,415	Series 2021-MHC-A (1 mo. Term SOFR + 1.16%, 0.80% Floor)	5.48	%(a)	04/15/2038	2,711,758
	JPMBB Commercial Mortgage Securities Trust
426,994	Series 2015-C27-A4	3.18%		02/15/2048	413,616
45,927,384	Series 2015-C32-XA	1.23	%(b)(e)	11/15/2048	1,295
8,970,000	Series 2015-C33-AS	4.02%		12/15/2048	8,849,484
425,336	Series 2016-C1-A5	3.58%		03/17/2049	421,849
	KREF
10,458,163	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50	%(a)	02/15/2039	10,454,618
5,550,000	Series 2021-FL2-AS (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73	%(a)	02/15/2039	5,530,470
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08	%(a)	02/15/2039	11,310,480
12,674,278	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.77	%(a)	02/17/2039	12,689,284
	Ladder Capital Commercial Mortgage Securities LLC
714,153	Series 2017-LC26-A3	3.29	%(a)	07/12/2050	697,154
	LoanCore
3,609,070	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.73	%(a)	07/15/2036	3,594,313
8,435,208	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73	%(a)	11/15/2038	8,464,428
8,676,029	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.85	%(a)	01/17/2037	8,701,450
14,630,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	08/17/2042	14,520,889
	LSTAR Commercial Mortgage Trust
46,772,478	Series 2017-5-X	1.00	%(a)(b)(e)	03/10/2050	449,119
	Lument Finance Trust, Inc.
5,352,940	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60	%(a)	06/15/2039	5,364,946
7,590,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18	%(a)	06/15/2039	7,585,340
	Merit 2020
2,951,400	Series 2022-MHIL-A (1 mo. Term SOFR + 0.81%, 0.82% Floor)	5.13	%(a)	01/15/2039	2,950,523
	MF1 Multifamily Housing Mortgage Loan Trust
9,828,268	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.63	%(a)	07/15/2036	9,839,119
3,177,348	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53	%(a)	07/16/2036	3,179,677
1,671,509	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51	%(a)	10/16/2036	1,672,390
9,103,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.88	%(a)	10/16/2036	9,080,616
2,000,000	Series 2022-FL10-AS (1 mo. Term SOFR + 3.19%, 3.19% Floor)	7.50	%(a)	09/17/2037	2,003,526
6,910,413	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67	%(a)	02/19/2037	6,910,433
11,512,351	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47	%(a)	06/19/2037	11,544,816
8,290,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00	%(a)	08/18/2041	8,320,068
14,630,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63	%(a)	02/18/2040	14,635,984
	MHC Commercial Mortgage Trust
508,873	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.23	%(a)	04/15/2038	509,075
1,800,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.22%, 1.10% Floor)	5.53	%(a)	04/15/2038	1,800,931
	Morgan Stanley ABS Capital I, Inc.
13,390,719	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.20	%(a)	11/15/2036	13,381,162
6,799,423	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	6,589,504
	Morgan Stanley Capital I, Inc.
36,779	Series 2006-HQ10-X1	0.93	%(a)(b)(e)	11/12/2041	1
54,188,293	Series 2017-H1-XA	1.45	%(b)(e)	06/15/2050	865,777

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18	%(a)	05/15/2036	870,424
141,199	Series 2021-L5-A1	0.79%		05/15/2054	138,743
14,016,439	Series 2021-L6-A2	2.13	%(b)	06/15/2054	13,269,828
	Ready Capital Corp.
2,160,970	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	11/25/2036	2,167,360
4,900,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.52	%(a)	05/25/2038	4,938,347
	Rialto Real Estate Fund LP
7,011,065	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	6.56	%(a)	01/19/2037	7,006,845
	SFO Commercial Mortgage Trust
8,333,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	05/15/2038	8,300,987
	SREIT Trust
1,500,000	Series 2021-IND-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	5.13	%(a)	10/15/2038	1,495,834
8,462,233	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.16	%(a)	11/15/2038	8,459,504
7,480,000	Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)	5.60	%(a)	11/15/2036	7,478,606
	Starwood Property Trust, Inc.
6,118,125	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	04/18/2038	6,093,126
10,966,485	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.65	%(a)	11/15/2038	10,965,400
	STWD Trust
7,504,000	Series 2021-FLWR-B (1 mo. Term SOFR + 1.04%, 0.93% Floor)	5.35	%(a)	07/15/2036	7,496,807
	TPG Real Estate Finance Issuer Ltd.
9,035,524	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	03/15/2038	9,035,136
7,379,192	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.96	%(a)	02/15/2039	7,404,975
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.46	%(a)	02/15/2039	12,274,745
10,080,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	09/18/2042	10,091,663
	TTAN
4,168,990	Series 2021-MHC-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	5.28	%(a)	03/15/2038	4,172,129
	UBS Commercial Mortgage Trust
45,082,242	Series 2017-C1-XA	1.62	%(b)(e)	06/15/2050	880,975
55,782	Series 2017-C2-ASB	3.26%		08/15/2050	55,183
81,545,482	Series 2017-C3-XA	1.22	%(b)(e)	08/15/2050	1,246,618
126,872	Series 2018-C11-A3	4.31%		06/15/2051	126,488
1,239,030	Series 2018-C11-ASB	4.12%		06/15/2051	1,231,818
391,905	Series 2018-C13-A3	4.07%		10/15/2051	387,930
92,323,458	Series 2018-C8-XA	0.96	%(b)(e)	02/15/2051	1,668,571
	VEGAS Trust
7,018,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	7,116,503
	Wells Fargo Commercial Mortgage Trust
2,007,851	Series 2024-5C1-A1	5.23%		07/15/2057	2,031,279
2,472,015	Series 2024-5C2-A1	5.05%		11/15/2057	2,493,322
5,249,783	Series 2025-5C3-A1	5.19%		01/15/2058	5,323,366
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,010,302,594)				887,949,035
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.6%
	Angel Oak Mortgage Trust LLC
13,073,551	Series 2021-7-A1	1.98	%(a)(b)	10/25/2066	11,288,751
4,000,000	Series 2025-7-A1	5.51	%(a)(b)	06/25/2070	4,065,156
	Arroyo Mortgage Trust
3,596,037	Series 2019-3-A2	3.21	%(a)(b)	10/25/2048	3,431,423
1,943,475	Series 2019-3-A3	3.42	%(a)(b)	10/25/2048	1,857,439
	Banc of America Mortgage Securities, Inc.
222,867	Series 2005-E-2A1	5.44	%(b)	06/25/2035	204,681
	BCAP LLC Trust
452,171	Series 2011-RR1-8A3	4.57	%(a)(b)	09/30/2056	333,794
	Bear Stearns Asset Backed Securities Trust
155,002	Series 2004-AC2-2A	5.00%		05/25/2034	128,467
	BRAVO Residential Funding Trust
2,300,457	Series 2020-RPL1-A1	2.50	%(a)(b)	05/26/2059	2,251,731

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,991,181	Series 2022-RPL1-A1	2.75	%(a)(b)	09/25/2061	5,496,693
	Carrington Mortgage Loan Trust
1,435,685	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.73%		08/25/2036	1,395,582
	Chase Funding Mortgage Loan Asset-Backed Certificates
1,184,597	Series 2004-2-1A5	6.20	%(f)	02/26/2035	1,178,920
	Citigroup Mortgage Loan Trust, Inc.
207,170	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.30%		03/25/2036	208,507
1,309,054	Series 2020-EXP1-A1A	1.80	%(a)(b)	05/25/2060	1,225,369
	COLT Funding LLC
4,130,395	Series 2021-1R-A1	0.86	%(a)(b)	05/25/2065	3,727,654
3,998,180	Series 2021-5-A1	1.73	%(a)(b)	11/26/2066	3,611,094
12,427,703	Series 2021-RPL1-A1	1.67	%(a)(b)	09/25/2061	11,396,854
2,399,578	Series 2023-2-A1	6.60	%(a)(f)	07/25/2068	2,419,148
	Countrywide Home Loan Mortgage Pass Through Trust
227,237	Series 2004-HYB9-1A1	5.40	%(b)	02/20/2035	229,747
3,092,614	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.01%		04/25/2035	2,948,270
	Credit Suisse Management LLC
26,475	Series 2005-11-5A1	5.25%		06/25/2026	10,037
	Credit Suisse Mortgage Capital Certificates
1,343,157	Series 2021-NQM1-A2	0.99	%(a)(b)	05/25/2065	1,225,493
2,238,594	Series 2021-NQM1-A3	1.20	%(a)(b)	05/25/2065	2,051,767
6,440,260	Series 2021-NQM5-A3	1.35	%(a)(b)	05/25/2066	5,476,439
4,230,034	Series 2021-RPL4-A1	4.12	%(a)(b)	12/27/2060	4,216,157
15,384,213	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	14,019,547
2,497,798	Series 2022-NQM5-A1	5.17	%(a)(b)	05/25/2067	2,490,331
7,547,366	Series 2022-RPL4-A1	3.90	%(a)(b)	04/25/2062	7,186,647
	Cross Mortgage Trust
3,077,855	Series 2024-H1-A1	6.09	%(a)(f)	12/25/2068	3,098,715
13,000,939	Series 2024-H5-A1	5.85	%(a)(f)	08/26/2069	13,080,928
7,118,957	Series 2025-H3-A1	5.88	%(a)(b)	04/25/2070	7,205,691
	Ellington Financial Mortgage Trust
213,685	Series 2020-1-A1	2.01	%(a)(b)	05/25/2065	212,133
	Fannie Mae Connecticut Avenue Securities
4,391,227	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.81	%(a)	10/25/2043	4,406,384
8,771,129	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.36	%(a)	01/25/2044	8,769,665
9,676,812	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 0.00% Floor)	5.41	%(a)	02/25/2044	9,677,450
2,400,000	Series 2025-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.31	%(a)	05/25/2045	2,402,146
	First Horizon Asset Securities, Inc.
1,612,595	Series 2007-AR2-1A1	6.85	%(b)	08/25/2037	360,402
	FirstKey Homes Trust
6,661,105	Series 2020-SFR2-A	1.27	%(a)	10/19/2037	6,577,040
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,012,760	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	5.61	%(a)	02/25/2042	1,013,577
15,165,082	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.66	%(a)	02/25/2044	15,201,146
6,894,848	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.51	%(a)	05/25/2044	6,909,467
14,325,282	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.31	%(a)	10/25/2044	14,325,183
16,879,848	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.51	%(a)	08/25/2044	16,891,885
20,451,358	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.36	%(a)	01/25/2045	20,473,396
26,000,000	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.26	%(a)	02/25/2045	25,973,787
	GCAT
4,554,096	Series 2022-NQM4-A1	5.27	%(a)(f)	08/25/2067	4,540,752
10,990,612	Series 2025-NQM1-A1	5.37	%(a)(f)	11/25/2069	11,014,686

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	GSR Mortgage Loan Trust
2,397,069	Series 2005-9F-2A2	6.00%		01/25/2036	1,084,251
	HOMES Trust
10,850,701	Series 2023-NQM2-A1	6.46	%(a)(f)	02/25/2068	10,899,884
17,164,520	Series 2025-NQM2-A1	5.43	%(a)(f)	02/25/2070	17,206,791
10,000,000	Series 2025-NQM3-A1	5.63	%(a)(f)	02/25/2070	10,079,330
	Homeward Opportunities Fund I Trust
10,349,602	Series 2022-1-A1	5.08	%(a)(f)	07/25/2067	10,300,873
	JP Morgan Alternative Loan Trust
13,040	Series 2006-S4-A6	6.21	%(f)	12/25/2036	13,467
	JP Morgan Mortgage Trust
4,729,528	Series 2024-NQM1-A1	5.59	%(a)(f)	02/25/2064	4,758,486
7,650,687	Series 2025-NQM1-A1	5.59	%(a)(f)	06/25/2065	7,684,195
8,845,099	Series 2025-NQM2-A1	5.57	%(a)(b)	09/25/2065	8,883,511
9,239,197	Series 2025-NQM2-A2	5.77	%(a)	09/25/2065	9,279,080
12,377,242	Series 2025-NQM2-A3	5.92	%(a)(f)	09/25/2065	12,441,130
	Legacy Mortgage Asset Trust
829,392	Series 2021-GS1-A1	5.89	%(a)(f)	10/25/2066	829,952
8,493,647	Series 2021-GS2-A1	5.75	%(a)(f)	04/25/2061	8,498,044
15,654,370	Series 2021-GS3-A1	5.75	%(a)(f)	07/25/2061	15,616,296
19,476,159	Series 2021-GS4-A1	4.65	%(a)(f)	11/25/2060	19,487,257
	Mastr Adjustable Rate Mortgages Trust
1,729,688	Series 2006-2-2A1	7.35	%(b)	04/25/2036	814,856
	MFRA Trust
7,950,397	Series 2021-NQM2-A1	1.03	%(a)(b)	11/25/2064	7,015,905
1,032,019	Series 2021-NQM2-A2	1.32	%(a)(b)	11/25/2064	913,368
	Mill City Mortgage Trust
12,955	Series 2017-3-A1	2.75	%(a)(b)	01/25/2061	12,922
	MLCC Mortgage Investors, Inc.
154,452	Series 2005-3-2A	5.47	%(b)	11/25/2035	149,567
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%		11/25/2033	5,113
	New Residential Mortgage Loan Trust
6,339,106	Series 2024-NQM1-A1	6.13	%(a)(f)	03/25/2064	6,377,960
	OBX Trust
8,896,955	Series 2024-NQM5-A1	5.99	%(a)(f)	01/25/2064	8,962,195
	Onslow Bay Mortgage Loan Trust
879,226	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	5.08	%(a)	06/25/2057	862,904
8,696,622	Series 2022-NQM1-A1	2.31	%(a)(b)	11/25/2061	7,796,811
2,236,077	Series 2022-NQM7-A1	5.11	%(a)(f)	08/25/2062	2,226,141
6,461,113	Series 2023-NQM5-A1A	6.57	%(a)(f)	06/25/2063	6,513,795
19,310,740	Series 2024-NQM10-A1	6.18	%(a)(f)	05/25/2064	19,489,824
15,608,328	Series 2024-NQM11-A1	5.88	%(a)(f)	06/25/2064	15,703,872
10,841,916	Series 2024-NQM12-A1	5.48	%(a)(f)	07/25/2064	10,850,147
11,923,842	Series 2024-NQM13-A1	5.12	%(a)	06/25/2064	11,886,246
13,446,640	Series 2024-NQM16-A1	5.53	%(a)(f)	10/25/2064	13,473,382
21,906,995	Series 2024-NQM18-A1	5.41	%(a)(b)	10/25/2064	21,942,064
5,170,051	Series 2024-NQM18-A2	5.66	%(a)(f)	10/25/2064	5,188,659
8,297,061	Series 2024-NQM4-A1	6.07	%(a)(f)	01/25/2064	8,360,085
14,505,310	Series 2025-NQM7-A1	5.56	%(a)(f)	05/25/2055	14,609,478
17,693,292	Series 2025-NQM8-A1	5.47	%(a)(f)	03/25/2065	17,766,784
	Pretium Mortgage Credit Partners LLC
3,624,471	Series 2021-RN2-A1	4.74	%(a)(f)	07/25/2051	3,606,770
13,818,633	Series 2021-RN3-A1	4.84	%(a)(f)	09/25/2051	13,777,387
19,371,135	Series 2025-NPL2-A1	5.84	%(a)(f)	03/25/2055	19,312,714
	PRPM LLC
5,394,518	Series 2020-4-A1	6.61	%(a)(f)	10/25/2025	5,395,117
10,861,467	Series 2021-4-A1	5.87	%(a)(f)	04/25/2026	10,879,875
13,636,646	Series 2024-NQM4-A1	5.67	%(a)(f)	12/26/2069	13,666,444
42,309,059	Series 2025-NQM2-A1	5.69	%(a)(f)	04/25/2070	42,574,202
	Securitized Asset Backed Receivables LLC
3,307,364	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		03/25/2036	3,037,460
	Starwood Mortgage Residential Trust
349,005	Series 2020-3-A1	1.49	%(a)(b)	04/25/2065	337,006
21,533,233	Series 2021-5-A1	1.92	%(a)(b)	09/25/2066	18,254,758

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Structured Asset Securities Corp.
49,797	Series 2003-24A-1A3	5.63	%(b)	07/25/2033	48,414
	Terwin Mortgage Trust
509,104	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	5.56%		09/25/2034	551,591
	Velocity Commercial Capital Loan Trust
1,388,135	Series 2019-2-A	3.13	%(a)(b)	07/25/2049	1,329,917
4,559,694	Series 2021-1-M1	1.79	%(a)(b)	05/25/2051	3,779,138
15,815,562	Series 2021-2-A	1.52	%(a)(b)	08/25/2051	13,470,784
3,843,882	Series 2021-2-M1	1.82	%(a)(b)	08/25/2051	3,106,352
13,194,675	Series 2024-5-A	5.49	%(a)(b)	10/25/2054	13,181,038
	Vericrest Opportunity Loan Transferee
1,844,848	Series 2021-NP10-A1	5.99	%(a)(f)	05/25/2051	1,843,174
7,136,322	Series 2021-NP11-A1	4.87	%(a)(f)	08/25/2051	7,130,706
646,976	Series 2021-NPL3-A1	6.24	%(a)(f)	02/27/2051	647,191
354,833	Series 2021-NPL5-A1	6.12	%(a)(f)	03/27/2051	354,991
835,659	Series 2021-NPL6-A1	6.24	%(a)(f)	04/25/2051	835,460
2,242,290	Series 2021-NPL8-A1	6.12	%(a)(f)	04/25/2051	2,242,736
1,610,099	Series 2021-NPL9-A1	5.99	%(a)(f)	05/25/2051	1,609,010
	Verus Securitization Trust
6,870,331	Series 2021-4-A3	1.35	%(a)(b)	07/25/2066	5,743,772
6,375,239	Series 2021-7-A1	1.83	%(a)(f)	10/25/2066	5,739,417
10,718,769	Series 2022-INV1-A1	5.04	%(a)(f)	08/25/2067	10,673,806
357,440	Series 2022-INV1-A2	5.80	%(a)(f)	08/25/2067	357,130
12,637,332	Series 2023-4-A1	5.81	%(a)(f)	05/25/2068	12,656,999
14,253,970	Series 2024-3-A1	6.34	%(a)(f)	04/25/2069	14,420,560
3,854,887	Series 2024-6-A1	5.80	%(a)(f)	07/25/2069	3,880,460
23,336,794	Series 2024-9-A1	5.44	%(a)(b)	11/25/2069	23,389,636
6,067,576	Series 2024-9-A2	5.69	%(a)(f)	11/25/2069	6,081,961
4,751,990	Series 2025-1-A1	5.62	%(a)(b)	01/25/2070	4,772,948
39,589,420	Series 2025-4-A1	5.45	%(a)(f)	05/25/2070	39,779,933
19,000,000	Series 2025-5-A1	5.43	%(a)(f)	06/25/2070	19,206,283
	WaMu Mortgage Pass Through Certificates
123,604	Series 2002-AR16-A	6.70	%(b)	12/25/2032	119,386
	Wells Fargo Mortgage Backed Securities Trust
172,663	Series 2007-7-A36	6.00%		06/25/2037	162,615
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $931,415,268)				912,151,897
US CORPORATE BONDS - 11.0%
3,442,000	AbbVie, Inc.	4.88%		03/15/2030	3,525,630
553,000	Agilent Technologies, Inc.	4.20%		09/09/2027	552,908
4,055,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25	%(a)	03/15/2030	4,090,898
1,545,000	Altria Group, Inc.	6.20%		11/01/2028	1,631,476
9,254,000	American Electric Power Co., Inc.	5.20%		01/15/2029	9,493,749
6,933,000	American Express Co. (SOFR + 1.26%)	4.73%		04/25/2029	7,013,198
3,003,000	American Homes 4 Rent LP	4.25%		02/15/2028	2,985,965
2,301,000	American International Group, Inc.	4.85%		05/07/2030	2,338,763
2,480,000	American National Group, Inc.	5.75%		10/01/2029	2,540,831
15,054,000	American Tower Corp.	4.90%		03/15/2030	15,273,518
4,873,000	Amrize Finance US LLC	4.70	%(a)	04/07/2028	4,918,582
5,360,000	APA Corp.	4.25	%(a)	01/15/2030	5,133,584
5,425,000	AppLovin Corp.	5.13%		12/01/2029	5,497,189
6,164,000	Arrow Electronics, Inc.	5.15%		08/21/2029	6,261,317
7,528,000	Athene Global Funding (SOFR + 0.85%)	5.24	%(a)	05/08/2026	7,551,840
7,089,000	Athene Global Funding	4.72	%(a)	10/08/2029	7,076,802
4,568,000	Atlassian Corp.	5.25%		05/15/2029	4,691,836
1,022,000	Avery Dennison Corp.	4.88%		12/06/2028	1,038,136
1,204,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	1,254,921
872,000	Bank of America Corp. (SOFR + 1.75%)	4.83%		07/22/2026	872,009

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,326,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	3,302,569
9,310,000	Bank of America Corp. (SOFR + 0.83%)	4.98%		01/24/2029	9,445,131
4,242,000	Biogen, Inc.	5.05%		01/15/2031	4,320,260
2,813,000	Boardwalk Pipelines LP	4.45%		07/15/2027	2,813,002
2,615,000	Broadcom, Inc.	3.15%		11/15/2025	2,601,486
2,538,000	Broadcom, Inc.	5.05%		07/12/2029	2,599,929
2,659,000	Broadcom, Inc.	4.35%		02/15/2030	2,649,862
1,346,000	Brown & Brown, Inc.	4.70%		06/23/2028	1,357,761
1,569,000	Brown & Brown, Inc.	4.50%		03/15/2029	1,569,227
4,769,000	Bunge Ltd. Finance Corp.	4.20%		09/17/2029	4,717,219
14,629,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%		07/24/2026	14,628,559
4,532,000	Cardinal Health, Inc.	5.13%		02/15/2029	4,648,992
2,866,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	2,963,807
2,572,000	Charles Schwab Corp. (SOFR + 1.05%)	5.48%		03/03/2027	2,592,776
4,323,000	Cheniere Energy Partners LP	4.50%		10/01/2029	4,278,223
5,933,000	Cheniere Energy, Inc.	4.63%		10/15/2028	5,926,509
8,670,000	Citibank NA	4.58%		05/29/2027	8,720,799
4,978,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%		03/04/2029	5,014,394
10,638,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	10,591,992
1,539,000	CNA Financial Corp.	3.90%		05/01/2029	1,510,634
6,500,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	6,584,029
623,000	Coterra Energy, Inc.	3.90%		05/15/2027	615,433
401,000	Coterra Energy, Inc.	4.38%		03/15/2029	397,273
5,512,000	CRH SMW Finance DAC	5.13%		01/09/2030	5,653,989
3,060,000	CubeSmart LP	4.38%		02/15/2029	3,043,390
2,770,000	Darden Restaurants, Inc.	4.35%		10/15/2027	2,776,246
1,665,000	DCP Midstream Operating LP	5.13%		05/15/2029	1,692,076
9,638,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	9,555,706
8,700,000	Delta Air Lines, Inc.	4.95%		07/10/2028	8,755,350
1,474,000	Devon Energy Corp.	5.25%		10/15/2027	1,477,348
5,017,000	Dominion Energy, Inc.	5.00%		06/15/2030	5,122,139
5,374,000	DTE Energy Co.	5.20%		04/01/2030	5,501,865
5,698,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	5,690,874
5,895,000	Energy Transfer LP	6.05%		12/01/2026	6,020,990
4,461,000	Energy Transfer LP	6.10%		12/01/2028	4,687,887
629,000	EQT Corp.	3.90%		10/01/2027	620,850
1,146,000	EQT Corp.	7.00%		02/01/2030	1,242,893
5,658,000	Equifax, Inc.	4.80%		09/15/2029	5,707,717
6,255,000	Equinix, Inc.	1.25%		07/15/2025	6,246,979
2,189,000	Essential Utilities, Inc.	4.80%		08/15/2027	2,212,829
251,000	Essential Utilities, Inc.	3.57%		05/01/2029	243,816
8,538,000	Evergy Kansas Central, Inc.	4.70%		03/13/2028	8,639,317
3,003,000	Exelon Corp.	5.15%		03/15/2029	3,082,231
8,919,000	Extra Space Storage LP	5.50%		07/01/2030	9,255,149
1,802,000	FirstEnergy Transmission LLC	4.55%		01/15/2030	1,803,767
7,231,000	Fiserv, Inc.	4.75%		03/15/2030	7,282,742
3,305,000	Foundry JV Holdco LLC	5.90	%(a)	01/25/2030	3,455,694
4,670,000	GATX Corp.	4.70%		04/01/2029	4,711,743
296,000	GATX Corp.	4.00%		06/30/2030	288,141
5,757,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	5,843,050
5,216,000	Genuine Parts Co.	4.95%		08/15/2029	5,298,226
2,463,000	Global Payments, Inc.	5.30%		08/15/2029	2,508,465
4,192,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.23%		03/18/2027	4,203,191
6,148,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	6,118,674
300,000	HSBC USA, Inc. (SOFR + 0.96%)	5.39%		03/04/2027	301,712
1,680,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	1,721,837

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,540,000	Hyundai Capital America	4.55	%(a)	09/26/2029	5,491,979
3,220,000	Icon Investments Six DAC	5.81%		05/08/2027	3,288,537
3,809,000	Illumina, Inc.	4.65%		09/09/2026	3,814,528
11,900,000	Jackson National Life Global Funding	4.60	%(a)	10/01/2029	11,886,456
5,034,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.28%		04/22/2028	5,049,453
9,337,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%		01/24/2029	9,464,667
4,572,000	Kinder Morgan, Inc.	5.00%		02/01/2029	4,644,743
3,811,000	Kyndryl Holdings, Inc.	2.05%		10/15/2026	3,694,330
6,117,000	Laboratory Corp. of America Holdings	4.35%		04/01/2030	6,077,716
2,979,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	2,974,141
2,437,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	2,457,574
250,000	Manufacturers & Traders Trust Co.	4.65%		01/27/2026	250,024
5,666,000	Marriott International, Inc./MD	4.80%		03/15/2030	5,722,188
10,025,000	Mars, Inc.	4.80	%(a)	03/01/2030	10,160,978
4,429,000	Marvell Technology, Inc.	5.75%		02/15/2029	4,612,667
3,460,000	Marvell Technology, Inc.	4.75%		07/15/2030	3,476,353
8,817,000	MasTec, Inc.	4.50	%(a)	08/15/2028	8,702,058
6,397,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	6,786,557
4,631,000	Meritage Homes Corp.	5.13%		06/06/2027	4,687,193
885,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	853,394
675,000	Microchip Technology, Inc.	4.25%		09/01/2025	674,246
1,005,000	Microchip Technology, Inc.	5.05%		03/15/2029	1,021,299
10,625,200	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50	%(a)	06/20/2027	10,645,781
6,430,000	Molex Electronic Technologies LLC	4.75	%(a)	04/30/2028	6,471,541
4,587,000	MPLX LP	4.80%		02/15/2029	4,632,754
4,228,000	National Fuel Gas Co.	5.50%		03/15/2030	4,347,686
3,250,000	National Rural Utilities Cooperative Finance Corp.	4.75%		02/07/2028	3,293,188
5,493,000	National Securities Clearing Corp.	4.70	%(a)	05/20/2030	5,586,996
597,000	New York Life Global Funding (SOFR + 0.48%)	4.92	%(a)	06/09/2026	598,023
757,000	New York Life Global Funding	4.70	%(a)	01/29/2029	767,273
8,482,000	NextEra Energy Capital Holdings, Inc.	5.05%		03/15/2030	8,683,114
5,815,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	5,787,175
5,760,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	5,760,000
2,480,000	NiSource, Inc.	5.25%		03/30/2028	2,539,567
1,979,000	NiSource, Inc.	5.20%		07/01/2029	2,032,509
4,704,000	Northrop Grumman Corp.	4.65%		07/15/2030	4,746,701
2,566,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	2,578,663
4,159,000	ONEOK, Inc.	5.38%		06/01/2029	4,249,411
4,734,000	ONEOK, Inc.	4.40%		10/15/2029	4,699,679
5,647,000	Oracle Corp.	5.80%		11/10/2025	5,670,184
2,797,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	2,847,475
553,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.05	%(a)	06/04/2026	554,945
2,501,000	Paychex, Inc.	5.10%		04/15/2030	2,562,630
3,001,000	PayPal Holdings, Inc.	4.45%		03/06/2028	3,025,984
9,017,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25	%(a)	02/01/2030	9,232,254
1,175,000	Pinnacle West Capital Corp.	4.90%		05/15/2028	1,191,800
4,315,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	4,467,549
4,888,000	Public Service Enterprise Group, Inc.	5.88%		10/15/2028	5,117,929
5,745,000	Quanta Services, Inc.	4.75%		08/09/2027	5,795,450
6,026,000	Quest Diagnostics, Inc.	4.20%		06/30/2029	6,002,179
4,317,000	Rentokil Terminix Funding LLC	5.00	%(a)	04/28/2030	4,349,025
8,536,000	Republic Services, Inc.	4.75%		07/15/2030	8,699,975
332,000	Ryder System, Inc.	5.25%		06/01/2028	340,780
1,323,000	Ryder System, Inc.	4.95%		09/01/2029	1,346,911
5,490,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%		03/20/2029	5,583,236
2,454,000	Sherwin-Williams Co.	4.55%		03/01/2028	2,476,041
5,678,000	Solventum Corp.	5.45%		02/25/2027	5,772,989

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,027,000	Sonoco Products Co.	4.45%		09/01/2026	3,024,730
2,772,000	Southern Co.	5.15%		10/06/2025	2,775,182
2,326,000	Sun Communities Operating LP	2.30%		11/01/2028	2,177,636
4,651,000	Sysco Corp.	5.10%		09/23/2030	4,767,385
2,753,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%		07/15/2027	2,754,851
7,362,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	7,509,899
7,488,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	7,601,118
2,398,000	The Campbell’s Co.	5.20%		03/19/2027	2,432,753
7,713,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	8,344,540
2,238,000	Uber Technologies, Inc.	6.25	%(a)	01/15/2028	2,250,083
2,969,000	Veralto Corp.	5.50%		09/18/2026	3,005,169
2,560,000	Veralto Corp.	5.35%		09/18/2028	2,639,851
5,953,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	5,918,781
9,009,000	Wells Fargo & Co. (SOFR + 1.07%)	5.43%		04/22/2028	9,072,742
4,386,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%		10/23/2029	4,636,271
813,000	Western Midstream Operating LP	6.35%		01/15/2029	851,444
5,412,000	Western Midstream Operating LP	4.05%		02/01/2030	5,206,923
5,666,000	Williams Cos., Inc.	4.80%		11/15/2029	5,733,199
3,679,000	Zimmer Biomet Holdings, Inc.	4.70%		02/19/2027	3,700,421
5,398,000	Zimmer Biomet Holdings, Inc.	5.05%		02/19/2030	5,534,113
	Total US Corporate Bonds (Cost $678,468,641)				686,545,470
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 5.0%
	Federal Home Loan Mortgage Corp.
351,122	Pool 840632 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.62% Cap)	6.77%		05/01/2045	363,147
88,330	Pool N70081	5.50%		07/01/2038	89,934
7,367,035	Pool RA8419	6.00%		01/01/2053	7,538,788
7,651,015	Pool SD5219	6.00%		04/01/2054	7,845,074
3,806,978	Pool SD6509	6.00%		08/01/2054	3,873,990
3,466,295	Pool SD6815	6.00%		04/01/2054	3,532,804
9,905,883	Pool SL0223	5.50%		02/01/2055	9,979,406
5,970,005	Pool SL0536	5.50%		02/01/2055	6,002,308
3,247,614	Series 276-F5 (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		09/15/2042	3,212,189
2,162,546	Series 339-F5 (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.87%		11/15/2044	2,130,286
9,153	Series 3872-BA	4.00%		06/15/2041	8,990
3,922,817	Series 4068-UF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		06/15/2042	3,886,090
115,515	Series 4203-NB	2.00%		10/15/2040	114,578
6,312,642	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		11/15/2046	6,188,236
2,330,708	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.82%		05/15/2049	2,297,636
1,776,490	Series 4939-CF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		12/25/2049	1,741,226
3,374,339	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.82%		06/25/2050	3,316,498
8,986,367	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.77%		05/25/2050	8,629,654
8,188,244	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.46%		11/25/2054	8,161,331
4,475,632	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.66%		02/25/2054	4,487,635
7,784,992	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.66%		03/25/2054	7,805,873

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,879,235	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	8,820,867
10,610,901	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		05/25/2054	10,595,027
	Federal National Mortgage Association
16,683	Pool AB3850	4.00%		11/01/2041	15,708
719,345	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	7.01%		11/01/2042	744,406
61,119	Pool AL4292	4.50%		04/01/2026	60,914
548,680	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.96% Cap)	6.61%		05/01/2045	569,594
9,868,994	Pool CB9973	5.50%		02/01/2055	9,952,907
9,710,197	Pool CB9999	6.00%		02/01/2055	10,023,225
11,997,507	Pool FA1444	5.50%		04/01/2055	12,025,315
7,617,603	Pool FS6084	6.00%		10/01/2053	7,805,889
9,715,844	Pool FS7622	5.50%		04/01/2054	9,797,580
4,484,630	Pool MA4901	5.00%		01/01/2043	4,509,791
2,855,196	Pool MA4988	5.00%		04/01/2043	2,871,218
3,511,811	Pool MA5112	5.00%		08/01/2043	3,521,798
4,656,378	Pool MA5540	5.50%		11/01/2044	4,738,873
1,898,127	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.87%		07/25/2040	1,887,020
831,436	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		12/25/2041	823,190
32,478	Series 2011-64-DB	4.00%		07/25/2041	31,863
1,456,527	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.82%		09/25/2046	1,443,791
3,496,731	Series 2016-84-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		11/25/2046	3,424,353
1,446,318	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.77%		01/25/2048	1,399,434
6,823,324	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.77%		10/25/2058	6,609,143
2,438,687	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	4.72%		12/25/2048	2,403,431
4,240,372	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.90%		09/25/2049	4,109,895
5,852,457	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		10/25/2049	5,666,553
788,759	Series 2019-M21-3A1	2.10%		06/25/2034	775,545
4,077,493	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.87%		06/25/2050	3,938,647
10,292,321	Series 2020-M49-1A1	1.30	%(b)	11/25/2030	9,571,476
15,008,004	Series 2021-M7-A1	1.78	%(b)	03/25/2031	14,260,529
7,065,319	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.46%		11/25/2054	7,032,910
6,070,944	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		12/25/2054	6,110,077
8,518,002	Series 2024-95-FC (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.71%		12/25/2054	8,554,011
15,628,894	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	15,594,731
8,896,083	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		06/25/2054	8,881,874
9,641,111	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		04/25/2055	9,642,341
6,461,250	Series 2025-33-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		08/25/2054	6,495,126
	Government National Mortgage Association
3,286,398	Series 2012-68-FA (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%		05/20/2042	3,239,097
2,697,028	Series 2013-116-WU	3.00%		12/20/2042	2,653,102
3,153,886	Series 2016-16-DF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.73%		02/16/2046	3,111,531
4,092,314	Series 2022-183-B	5.00%		04/20/2047	4,197,485
3,573,836	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.83%		02/20/2049	3,374,094
	Total US Government and Agency Mortgage Backed Obligations (Cost $313,361,527)				312,490,034

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS - 23.0%
16,702,770	United States Treasury Inflation Indexed Bonds	2.38%		01/15/2027	16,984,425
24,427,870	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2027	23,919,543
12,345,402	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	12,501,171
40,000,000	United States Treasury Note/Bond	0.38%		01/31/2026	39,121,374
111,200,000	United States Treasury Note/Bond	0.75%		03/31/2026	108,464,873
68,700,000	United States Treasury Note/Bond	0.75%		05/31/2026	66,682,543
106,500,000	United States Treasury Note/Bond	0.63%		07/31/2026	102,760,019
123,500,000	United States Treasury Note/Bond	0.88%		09/30/2026	118,984,531
306,250,000	United States Treasury Note/Bond	0.63%		03/31/2027	290,147,951
273,600,000	United States Treasury Note/Bond	0.50%		06/30/2027	256,783,220
200,000,000	United States Treasury Note/Bond	0.75%		01/31/2028	185,585,938
245,000,000	United States Treasury Note/Bond	0.88%		11/15/2030	210,211,913
	Total US Government and Agency Obligations (Cost $1,428,878,784)				1,432,147,501
SHORT TERM INVESTMENTS - 4.2%
52,702,636	First American Government Obligations Fund - U	4.28	%(g)		52,702,636
52,702,636	JPMorgan US Government Money Market Fund - IM	4.28	%(g)		52,702,636
52,702,636	MSILF Government Portfolio - Institutional	4.24	%(g)		52,702,636
100,000,000	United States Treasury Bill	0.00%		07/31/2025	99,654,417
	Total Short Term Investments (Cost $257,760,741)				257,762,325
	Total Investments - 100.3% (Cost $6,374,392,642)				6,251,989,067
	Other Liabilities in Excess of Assets - (0.3)%				(15,881,676)
	NET ASSETS - 100.0%				$6,236,107,391

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.0%
Non-Agency Residential Collateralized Mortgage Obligations	14.6%
Non-Agency Commercial Mortgage Backed Obligations	14.2%
Collateralized Loan Obligations	12.0%
US Corporate Bonds	11.0%
Asset Backed Obligations	7.8%
Foreign Corporate Bonds	6.8%
US Government and Agency Mortgage Backed Obligations	5.0%
Short Term Investments	4.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.0%
Non-Agency Residential Collateralized Mortgage Obligations	14.6%
Non-Agency Commercial Mortgage Backed Obligations	14.2%
Collateralized Loan Obligations	12.0%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	5.0%
Short Term Investments	4.2%
Banking	4.1%
Energy	2.1%
Utilities	2.1%
Technology	1.5%
Transportation	1.2%

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Healthcare	0.8%
Insurance	0.7%
Finance	0.7%
Mining	0.6%
Aerospace & Defense	0.5%
Food Products	0.4%
Telecommunications	0.4%
Retailers (other than Food/Drug)	0.4%
Real Estate	0.3%
Construction	0.3%
Beverage and Tobacco	0.2%
Pharmaceuticals	0.2%
Industrial Equipment	0.2%
Consumer Products	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Media	0.2%
Diversified Manufacturing	0.2%
Building and Development (including Steel/Metals)	0.2%
Environmental Control	0.2%
Chemicals/Plastics	0.1%
Commercial Services	0.1%
Conglomerates	0.1%
Automotive	0.1%
Containers and Glass Products	0.1%
Pulp & Paper	0.1%
Food Service	0.0	%(h)
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $3,065,893,372 or 49.2% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Perpetual maturity. The date disclosed is the next call date of the security.
(e)	Interest only security
(f)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(g)	Seven-day yield as of period end.
(h)	Represents less than 0.05% of net assets.

CMT	Constant Maturity Treasury Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate

DoubleLine Floating Rate Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
BANK LOANS - 87.8%
AEROSPACE & DEFENSE - 1.8%
	AAdvantage Loyalty IP Ltd.
520,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	05/28/2032	524,030
	Kaman Corp.
97,147	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	97,155
117,437	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	117,447
97,382	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	97,390
133,508	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	133,518
97,382	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	97,390
133,508	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	133,518
117,437	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	117,447
97,147	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	97,155
	Signia Aerospace LLC
430,460	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	12/11/2031	433,150
352,194	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	12/11/2031	354,395
				2,202,595
AUTOMOTIVE - 1.5%
	Clarios Global LP
1,002,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	05/06/2030	1,000,874
335,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/28/2032	335,733
	Dexko Global, Inc.
450,928	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%	10/04/2028	432,616
				1,769,223
BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) - 1.5%
	Cornerstone Building Brands, Inc.
383,521	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.66%	04/12/2028	343,572
64,675	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.81%	05/15/2031	55,297
	LBM Acquisition LLC
974,769	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	8.16%	06/06/2031	913,846
	MITER Brands Acquisition Holdco, Inc.
497,544	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	03/28/2031	499,240
				1,811,955
BUSINESS EQUIPMENT AND SERVICES - 5.7%
	Camelot US Acquisition LLC
13,957	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	13,831
152,651	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	151,268
658,223	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	652,260
475,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2031	475,891

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	CoreLogic, Inc.
204,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%	06/02/2028	203,076
	Dun & Bradstreet Corp.
244,054	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	01/18/2029	244,146
	EAB Global, Inc.
811,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	08/16/2030	798,338
	Eisner Advisory Group LLC
640,790	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.33%	02/28/2031	644,394
	Element Materials Technology Group US Holdings, Inc.
639,590	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	06/25/2029	642,388
	First Advantage Holdings LLC
963,501	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	10/31/2031	965,158
	Grant Thornton Advisors LLC
645,618	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	05/30/2031	645,860
260,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	05/30/2031	260,747
	Ovg Business Services LLC
485,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	06/25/2031	483,181
	Trans Union LLC
316,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	06/24/2031	317,557
	VT Topco, Inc.
345,457	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	08/09/2030	346,602
				6,844,697
CHEMICALS/PLASTICS - 3.4%
	Hexion Holdings Corp.
714,542	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.31%	03/15/2029	713,871
	INEOS US Finance LLC
1,245,635	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	8.68%	02/19/2030	1,197,036
	INEOS US Petrochem LLC
466,040	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.78%	03/29/2029	435,165
399,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	10/07/2031	365,584
	Nouryon Finance BV
263,177	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.51%	04/03/2028	264,740
70,976	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.51%	04/03/2028	71,397
	Vantage Specialty Chemicals, Inc.
723,713	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.50% Floor)	9.03%	10/26/2026	702,515
	WR Grace Holdings LLC
408,941	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	7.55%	09/22/2028	410,049
				4,160,357
COMMERCIAL SERVICES - 4.2%
	Allied Universal Holdco LLC
831,473	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%	05/15/2028	836,375
	Ascend Learning LLC
134,007	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.85%, 0.50% Floor)	10.18%	12/10/2029	134,509
	Cengage Learning, Inc.
144,073	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/22/2031	144,586

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
246,987	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.83%	03/24/2031	247,866
	Enviri Corp.
408,935	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.69%	03/10/2028	405,817
	Garda World Security Corp.
676,581	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.31%	02/01/2029	678,645
	GFL ES US LLC
875,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	03/03/2032	876,641
	Mister Car Wash Holdings, Inc.
142,948	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	03/27/2031	143,394
	MX Holdings US, Inc.
175,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	03/17/2032	175,984
	Prime Security Services Borrower LLC
580,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.07%	03/08/2032	576,073
	Vestis Corp.
539,438	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	02/24/2031	519,209
	Wand NewCo 3, Inc.
312,805	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	01/30/2031	311,770
				5,050,869
CONSTRUCTION - 3.1%
	Amentum Holdings, Inc.
722,288	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	09/29/2031	722,287
	APi Group DE, Inc.
200,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	01/03/2029	200,271
	Brand Industrial Services, Inc.
584,583	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.78%	08/01/2030	491,673
	Construction Partners, Inc.
597,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	11/03/2031	599,612
	Quikrete Holdings, Inc.
391,010	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	03/19/2029	391,368
123,442	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	04/14/2031	123,365
578,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	02/10/2032	578,478
	Tecta America Corp.
570,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	02/18/2032	571,961
				3,679,015
CONSUMER PRODUCTS - 0.9%
	Hunter Douglas, Inc.
500,249	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	01/20/2032	499,103
	Kronos Acquisition Holdings, Inc.
114,888	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%	07/08/2031	103,284
	Madison Safety & Flow LLC
337,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/26/2031	338,580
	SWF Holdings I Corp.
248,756	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 1.00% Floor)	8.44%	10/06/2028	191,853
				1,132,820

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
CONTAINERS AND GLASS PRODUCTS - 2.3%
	Clydesdale Acquisition Holdings, Inc.
556,032	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	7.50%		04/13/2029	555,560
	Klockner Pentaplast of America, Inc.
328,804	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.98%, 0.50% Floor)	9.23%		02/09/2026	305,082
	Pregis TopCo LLC
607,670	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		02/01/2029	610,177
	Pretium PKG Holdings, Inc.
5,790	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75% + 1.25% PIK, 1.00% Floor)	9.29%		10/02/2028	5,793
173,478	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75% + 1.25% PIK, 1.00% Floor)	9.29%		10/02/2028	173,571
155,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.01%, 0.50% Floor)	11.31%		10/01/2029	26,893
	TricorBraun Holdings, Inc.
364,658	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.36%, 0.50% Floor)	7.69%		03/03/2028	364,691
	Trident TPI Holdings, Inc.
729,064	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%		09/18/2028	717,311
					2,759,078
ELECTRONICS/ELECTRIC - 12.3%
	Access CIG LLC
266,986	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.38%		08/18/2028	268,551
	Applied Systems, Inc.
235,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%		02/23/2032	241,551
	Astra Acquisition Corp.
404,876	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.99%, 0.75% Floor)	13.16	%(a)	10/25/2029	2,701
	Asurion LLC
135,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		02/03/2028	129,474
397,867	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.68%		08/21/2028	394,207
500,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		01/22/2029	465,195
185,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.56%		09/19/2030	179,959
416,748	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%		09/19/2030	406,948
	Boxer Parent Co., Inc.
952,613	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		07/30/2031	947,788
352,032	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		07/30/2032	343,453
	Castle US Holding Corp.
217,240	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.84%		05/31/2030	119,618
	Central Parent LLC
288,546	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%		07/06/2029	241,672
	Chariot Buyer LLC
804,192	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.68%		11/03/2028	806,476
	Clearwater Analytics LLC
390,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.52%		04/21/2032	390,487
	Cloud Software Group, Inc.
670,652	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%		03/24/2031	672,536
1,689	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%		03/24/2031	1,694
	Cornerstone OnDemand, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
237,066	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%		10/16/2028	223,065
	Cyborg Oldco DC Holdings, Inc.
230,203	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.33	%(a)(b)	05/01/2026	—
	DG Investment Intermediate Holdings 2, Inc.
812,135	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.75% Floor)	7.94%		03/31/2028	814,644
150,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.75% Floor)	11.19%		03/29/2029	149,484
	Ellucian Holdings, Inc.
40,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%		11/22/2032	40,900
	Gainwell Acquisition Corp.
926,994	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 0.10%, 0.75% Floor)	8.40%		10/01/2027	895,245
	Helios Software Holdings, Inc.
566,383	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		07/18/2030	567,739
	ION Trading Technologies Sarl
257,237	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		04/03/2028	257,711
	Kaseya, Inc.
413,963	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		03/22/2032	416,065
	McAfee Corp.
825,140	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%		03/01/2029	803,051
	MH Sub I LLC
657,443	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.58%		12/31/2031	573,004
	Mitchell International, Inc.
715,372	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%		06/17/2031	715,608
115,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%		06/17/2032	113,591
	Newfold Digital Holdings Group, Inc.
240,828	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.93%, 0.75% Floor)	7.93%		02/10/2028	130,348
	Peraton Corp.
626,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%		02/01/2028	555,154
	Polaris Newco LLC
651,414	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	8.29%		06/05/2028	635,715
	Proofpoint, Inc.
60,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%		08/31/2028	60,107
	RealPage, Inc.
318,346	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	7.56%		04/24/2028	316,517
229,425	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%		04/24/2028	230,078
	Sabre GLBL, Inc.
156,966	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%		12/17/2027	154,835
178,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%		12/17/2027	175,781
291,372	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.43%		11/15/2029	291,371
120,522	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	10.43%		11/15/2029	114,948
	Travelport Finance Luxembourg Sarl
66,433	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%		09/29/2028	51,631
110,545	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%		09/29/2028	85,915
	WEC US Holdings, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
893,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	01/27/2031	894,478
				14,879,295
ENERGY - 4.3%
	BCP Renaissance Parent LLC
514,344	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%	10/31/2028	516,515
	Brazos Delaware II LLC
24,339	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.31%	02/11/2030	24,409
	Colossus Acquireco LLC
1,255,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.06%	06/14/2032	1,248,254
	Compass Power Generation LLC
860,540	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.56%	04/16/2029	866,457
	CPPIB OVM Member US LLC
352,512	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	08/20/2031	352,072
	Delek US Holdings, Inc.
309,221	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.60%, 0.50% Floor)	7.93%	11/19/2029	304,697
	Freeport LNG Investments LLLP
650,062	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.52%	12/21/2028	651,554
	GIP Pilot Acquisition Partners LP
340,954	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	10/04/2030	342,516
	Hamilton Projects Acquiror LLC
140,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.81%	05/30/2031	140,642
157,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	05/30/2031	158,297
	Natgasoline LLC
243,469	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.83%	03/29/2030	242,556
	Par Petroleum LLC
234,604	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.01%	02/28/2030	232,992
	WhiteWater Matterhorn Holdings LLC
160,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	06/16/2032	160,134
				5,241,095
FINANCE - 3.5%
	Allspring Buyer LLC
679,433	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.31%	11/01/2030	684,104
	Corpay Technologies Operating Co. LLC
124,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	04/28/2028	124,530
	CPI Holdco B LLC
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	05/19/2031	295,093
	Edelman Financial Engines Center LLC
339,148	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	04/07/2028	339,902
335,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	10/06/2028	336,801
	Focus Financial Partners LLC
1,202,881	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/15/2031	1,201,684
	GC Ferry Acquisition I, Inc.
546,667	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	06/07/2032	537,783
	Hightower Holding LLC
715,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.26%	02/03/2032	714,407
				4,234,304

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FINANCIALS - 0.3%
	CPI Holdco B LLC
388,238	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		05/19/2031	387,558
FOOD PRODUCTS - 1.3%
	Aspire Bakeries T/L B
492,513	Senior Secured Term Loan	7.82	%(c)	12/23/2030	492,723
	Golden State Foods LLC
401,973	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.56%		12/04/2031	404,405
	Savor Acquisition, Inc.
434,052	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		02/19/2032	437,205
	Sazerac Co., Inc.
180,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.82%		06/25/2032	180,225
					1,514,558
HEALTHCARE - 8.8%
	ADMI Corp.
764,692	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	8.19%		12/23/2027	731,236
526,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		12/23/2027	512,220
	AthenaHealth Group, Inc.
1,286,811	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%		02/15/2029	1,286,972
	Aveanna Healthcare LLC
1,012,892	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%		07/17/2028	993,586
173,481	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.15%, 0.50% Floor)	11.48%		12/10/2029	170,749
	Bausch + Lomb Corp.
275,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		09/29/2028	275,674
1,036,115	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%		01/15/2031	1,039,358
	CNT Holdings I Corp.
123,441	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.75% Floor)	6.78%		11/08/2032	123,884
	Cotiviti, Inc.
571,096	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%		05/01/2031	569,134
585,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%		03/29/2032	582,929
	FinThrive Software Intermediate Holdings, Inc.
44,815	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.32%		12/18/2028	43,686
75,066	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	8.44%		12/18/2028	67,935
	Fortrea Holdings, Inc.
44,463	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.08%		07/01/2030	40,016
	LifePoint Health, Inc.
861,038	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.01%		05/19/2031	853,233
	Medline Borrower LP
658,342	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.58%		10/23/2028	659,840
	Radiology Partners, Inc.
655,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	8.82%		06/30/2032	650,497
	Sound Inpatient Physicians Holdings LLC
300,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.08%		06/29/2026	45,144
	Southern Veterinary Partners LLC
882,788	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.53%		12/04/2031	884,818
	Team Health Holdings, Inc.
434,519	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 1.00% Floor)	9.53%		03/02/2027	433,024
	Zelis Payments Buyer, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
681,787	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	11/26/2031	679,087
				10,643,022
HOTELS/MOTELS/INNS AND CASINOS - 6.3%
	Bally’s Corp.
605,171	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.78%	10/02/2028	537,089
	Caesars Entertainment, Inc.
1,215,423	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.50% Floor)	6.58%	02/06/2031	1,216,189
	ClubCorp Holdings, Inc.
538,533	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.56%	09/18/2026	539,880
343	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.56%	09/18/2026	344
	Fertitta Entertainment LLC/NV
728,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%	01/29/2029	728,554
	Flutter Financing BV
210,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	6.30%	06/04/2032	210,262
	GBT US III LLC
402,975	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.78%	07/28/2031	404,150
	LC Ahab US Bidco LLC
622,230	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.32%	05/01/2031	622,622
	Motion Finco Sarl
438,321	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	11/30/2029	418,325
	Ontario Gaming GTA LP
469,229	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	08/01/2030	465,344
	Six Flags Entertainment Corp.
110,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	05/01/2031	110,234
	Voyager Parent LLC
1,450,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	9.07%	05/10/2032	1,437,109
	Whatabrands LLC
936,919	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	08/03/2028	938,380
				7,628,482
INDUSTRIAL EQUIPMENT - 5.9%
	AI Aqua Merger Sub, Inc.
1,124,317	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	07/31/2028	1,123,991
	BCPE Empire Holdings, Inc.
1,123,294	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%	12/26/2030	1,118,240
	Crosby US Acquisition Corp.
293,931	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%	08/16/2029	295,392
	Cube A&D Buyer, Inc.
670,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.52%	10/20/2031	674,395
	Eagle Parent Corp.
755,389	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	750,355
72,591	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	72,107
72,591	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	72,107
	Emrld Borrower LP
457,996	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	08/04/2031	457,834
	Herc Holdings, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
180,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%	06/02/2032	180,900
	Husky Injection Molding Systems Ltd.
418,275	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.67%	02/15/2029	419,917
418,275	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/15/2029	419,917
	Madison IAQ LLC
345,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.51%	05/06/2032	346,364
	QXO Building Products, Inc.
136,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.28%	04/30/2032	137,098
	Spin Holdco, Inc.
163,682	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.26%, 0.75% Floor)	8.58%	03/06/2028	144,245
	Veritiv Operating Co.
268,822	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%	11/30/2030	270,099
	White Cap Supply Holdings LLC
681,974	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	10/31/2029	679,290
				7,162,251
INSURANCE - 3.5%
	Acrisure LLC
135,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	06/21/2032	135,000
	Alera Group 2nd Lien T/L
195,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.50%, 0.50% Floor)	9.83%	05/30/2033	199,022
	Alera Group, Inc.
520,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%	05/28/2032	522,145
	Alliant Holdings Intermediate LLC
797,896	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%	09/19/2031	798,981
	Ardonagh Group Finco Pty Ltd.
36,567	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.04%	02/18/2031	36,384
29,274	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.04%	02/18/2031	29,127
194,704	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	193,730
81,579	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	81,171
30,505	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	30,353
196,709	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	195,725
	BroadStreet Partners, Inc.
56,216	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	06/16/2031	56,347
575,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	06/16/2031	576,538
	OneDigital Borrower LLC
669,646	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	07/02/2031	669,439
138,308	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.58%	07/02/2032	138,827
	Trucordia Insurance Holdings LLC
560,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.56%	06/17/2032	561,750
				4,224,539
MEDIA - 4.7%
	ABG Intermediate Holdings 2 LLC
69,475	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	12/21/2028	69,524

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Acuris Finance US, Inc.
540,921	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%	02/16/2028	542,106
	Arches Buyer, Inc.
303,749	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.68%	12/06/2027	300,388
	CMG Media Corp.
89,931	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.60%, 0.00% Floor)	7.90%	06/18/2029	87,389
	Creative Artists Agency LLC
683,171	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	10/01/2031	685,979
	Crown Finance US, Inc.
696,961	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.57%	12/02/2031	697,658
	CSC Holdings LLC
528,269	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	9.00%	04/15/2027	515,348
305,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.81%	01/18/2028	301,360
	Directv Financing LLC
127,614	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.54%	08/02/2027	128,262
229,100	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.79%	08/02/2029	227,746
	Gray Media, Inc.
390,516	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.44%	12/01/2028	379,111
	iHeartCommunications, Inc.
174,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	10.22%	05/01/2029	142,420
	NEP Group, Inc.
35,593	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%	08/19/2026	32,890
624,706	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%	08/19/2026	577,269
	Pretzel Parent T/L B
119,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	10/01/2031	119,012
	Townsquare Media, Inc.
159,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.32%	02/19/2030	143,895
	United Talent Agency LLC
247,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.81%	06/10/2032	248,428
	Univision Communications, Inc.
505,588	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	06/25/2029	504,746
				5,703,531
MINING - 0.1%
	Arsenal AIC Parent LLC
153,777	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	08/19/2030	153,854
PHARMACEUTICALS - 1.1%
	1261229 BC Ltd.
320,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.56%	10/08/2030	309,325
	Opal US LLC
1,040,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.25%, 0.00% Floor)	7.44%	04/23/2032	1,045,527
				1,354,852
REAL ESTATE - 0.4%
	Starwood Property Mortgage LLC
502,193	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	11/18/2027	503,292

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
RETAILERS (OTHER THAN FOOD/DRUG) - 4.4%
	Apro LLC
670,212	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.06%	07/09/2031	669,374
	Beach Acquisition Bidco LLC
270,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.56%	06/28/2032	271,688
	Burlington Coat Factory Warehouse Corp.
134,661	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	09/19/2031	134,324
	EG America LLC
433,363	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	02/07/2028	435,877
	Great Outdoors Group LLC
340,246	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.75% Floor)	7.58%	01/23/2032	340,300
	HomeServe USA Holding Corp.
330,813	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%	10/21/2030	331,537
	Mavis Tire Express Services Topco Corp.
139,650	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.75% Floor)	7.33%	05/04/2028	139,757
	Michaels Cos., Inc.
294,507	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.81%	04/17/2028	247,570
	PetSmart LLC
714,810	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%	02/14/2028	709,002
	Staples, Inc.
258,050	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.03%	09/10/2029	238,788
	StubHub Holdco Sub LLC
638,753	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	03/15/2030	621,718
	United Natural Foods, Inc.
257,950	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	05/01/2031	260,529
	Upbound Group, Inc.
538,547	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/17/2028	541,240
	Victra Holdings LLC
403,468	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.75% Floor)	8.55%	03/29/2029	404,099
				5,345,803
TECHNOLOGY - 1.1%
809,297	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 2.00% Floor)	9.58%	12/17/2029	820,340
	Tiger Acquisition LLC
513,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	06/01/2028	515,222
				1,335,562
TELECOMMUNICATIONS - 2.3%
	Altice France SA
711,981	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.76%	08/31/2028	646,913
	Gogo Intermediate Holdings LLC
382,134	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	8.19%	04/28/2028	376,045
	Lumen Technologies, Inc.
301,548	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.79%	04/16/2029	298,346
	Virgin Media Bristol LLC
659,848	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.37%	03/31/2031	652,312
	Zayo Group Holdings, Inc.
398,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.44%	03/09/2027	380,348
265,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	03/09/2027	255,200
	Ziggo Financing Partnership

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
205,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.61%, 0.00% Floor)	6.93%		04/28/2028	200,737
					2,809,901
TRANSPORTATION - 1.6%
	Brown Group Holding LLC
75,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%)	6.82%		07/01/2031	75,175
620,239	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%		07/01/2031	621,576
223,696	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%		07/01/2031	224,178
	Kenan Advantage Group, Inc.
657,026	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		01/25/2029	648,813
	Lasership, Inc.
4,175	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.50% Cash or 1 mo. SOFR US + 1.50% + 7.00% PIK, 0.75% Floor)	11.93%		08/10/2029	1,287
92,857	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.76% Cash or 1 mo. SOFR US + 1.76% + 7.00% PIK, 0.75% Floor)	11.93%		08/10/2029	28,631
	WestJet Loyalty LP
304,631	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%		02/14/2031	305,049
					1,904,709
UTILITIES - 1.5%
	Alpha Generation LLC
770,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.33%		09/30/2031	769,869
	WaterBridge Midstream Operating LLC
684,687	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.00% Floor)	9.57%		06/27/2029	682,852
	WaterBridge NDB Operating LLC
322,563	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	9.31%		05/10/2029	322,966
	Total Bank Loans (Cost $107,709,747)				106,212,904
COLLATERALIZED LOAN OBLIGATIONS - 2.5%
	Bridge Street CLO Ltd.
2,000,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.87	%(d)	04/20/2037	2,008,478
	Crown City CLO
1,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.87	%(d)	04/20/2037	1,004,133
	Total Collateralized Loan Obligations (Cost $3,000,000)				3,012,611
FOREIGN CORPORATE BONDS - 0.4%
85,000	Garda World Security Corp.	8.25	%(d)	08/01/2032	87,300
200,000	Global Aircraft Leasing Co. Ltd.	8.75	%(d)	09/01/2027	205,272
150,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(d)	02/15/2029	157,020
	Total Foreign Corporate Bonds (Cost $444,474)				449,592
US CORPORATE BONDS - 4.3%
245,000	Allied Universal Holdco LLC	7.88	%(d)	02/15/2031	256,168
330,000	AthenaHealth Group, Inc.	6.50	%(d)	02/15/2030	325,121
55,000	Azorra Finance Ltd.	7.25	%(d)	01/15/2031	56,288
120,000	Builders FirstSource, Inc.	6.38	%(d)	03/01/2034	122,439
65,000	Caesars Entertainment, Inc.	6.00	%(d)	10/15/2032	63,787
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(d)	03/01/2030	48,477
45,000	Chord Energy Corp.	6.75	%(d)	03/15/2033	46,001
120,000	Clydesdale Acquisition Holdings, Inc.	6.75	%(d)	04/15/2032	123,228

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
50,000	CommScope LLC	9.50	%(d)	12/15/2031	52,397
65,000	Dornoch Debt Merger Sub, Inc.	6.63	%(d)	10/15/2029	50,416
50,000	EchoStar Corp.	10.75%		11/30/2029	51,543
50,000	Frontier Communications Holdings LLC	6.75	%(d)	05/01/2029	50,689
155,000	Genesee & Wyoming, Inc.	6.25	%(d)	04/15/2032	158,351
60,000	Level 3 Financing, Inc.	6.88	%(d)	06/30/2033	61,095
100,000	LifePoint Health, Inc.	10.00	%(d)	06/01/2032	103,291
265,000	Madison IAQ LLC	5.88	%(d)	06/30/2029	260,866
125,000	Medline Borrower LP	5.25	%(d)	10/01/2029	124,117
15,000	Michaels Cos., Inc.	5.25	%(d)	05/01/2028	12,068
180,000	NCL Corp. Ltd.	6.75	%(d)	02/01/2032	184,006
120,000	Novelis Corp.	6.88	%(d)	01/30/2030	124,147
120,000	OneMain Finance Corp.	7.50%		05/15/2031	125,468
150,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(d)	02/01/2030	154,360
120,000	Quikrete Holdings, Inc.	6.75	%(d)	03/01/2033	123,894
50,000	Radiology Partners, Inc.	8.50	%(d)	07/15/2032	50,179
155,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63	%(d)	02/01/2033	155,324
60,000	Rockies Express Pipeline LLC	6.75	%(d)	03/15/2033	62,695
120,000	Sabre GLBL, Inc.	10.75	%(d)	11/15/2029	123,756
100,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63	%(d)	03/01/2030	96,448
138,000	Six Flags Entertainment Corp.	7.00	%(d)	07/01/2025	138,000
120,000	Six Flags Entertainment Corp.	7.25	%(d)	05/15/2031	123,397
250,000	SM Energy Co.	7.00	%(d)	08/01/2032	246,607
50,000	Staples, Inc.	10.75	%(d)	09/01/2029	47,571
50,000	Star Leasing Co. LLC	7.63	%(d)	02/15/2030	49,624
65,000	Sunoco LP	6.25	%(d)	07/01/2033	66,126
165,000	Trident TPI Holdings, Inc.	12.75	%(d)	12/31/2028	175,235
200,000	United Natural Foods, Inc.	6.75	%(d)	10/15/2028	197,592
50,000	Univision Communications, Inc.	7.38	%(d)	06/30/2030	49,175
155,000	US Foods, Inc.	5.75	%(d)	04/15/2033	155,225
25,000	Venture Global Plaquemines LNG LLC	7.50	%(d)	05/01/2033	26,788
35,000	Venture Global Plaquemines LNG LLC	6.50	%(d)	01/15/2034	35,000
115,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(d)	09/15/2029	120,621
100,000	Vistra Operations Co. LLC	6.88	%(d)	04/15/2032	104,613
115,000	VT Topco, Inc.	8.50	%(d)	08/15/2030	121,337
60,000	WESCO Distribution, Inc.	6.38	%(d)	03/15/2033	62,057
130,000	WR Grace Holdings LLC	5.63	%(d)	08/15/2029	117,797
265,000	XHR LP	4.88	%(d)	06/01/2029	256,991
	Total US Corporate Bonds (Cost $5,198,334)				5,260,375
COMMON STOCKS - 0.4%
22,003	Flame Aggregator - Series R(b)(e)				440,060
2,186	Flame Aggregator - Series U(b)(e)				43,720
	Total Common Stocks (Cost $49,603)				483,780
SHORT TERM INVESTMENTS - 1.4%
567,111	First American Government Obligations Fund - U	4.28	%(f)		567,111
567,111	JPMorgan US Government Money Market Fund - IM	4.28	%(f)		567,111
567,112	MSILF Government Portfolio - Institutional	4.24	%(f)		567,112
	Total Short Term Investments (Cost $1,701,334)				1,701,334
	Total Investments - 96.8% (Cost $118,103,492)				117,120,596
	Other Assets in Excess of Liabilities - 3.2%				3,823,000
	NET ASSETS - 100.0%				$120,943,596

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	87.8%
US Corporate Bonds	4.3%
Collateralized Loan Obligations	2.5%
Short Term Investments	1.4%
Common Stocks	0.4%
Foreign Corporate Bonds	0.4%
Other Assets and Liabilities	3.2%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Electronics/Electric	12.3%
Healthcare	9.0%
Hotels/Motels/Inns and Casinos	6.6%
Industrial Equipment	5.9%
Business Equipment and Services	5.7%
Media	4.9%
Energy	4.7%
Commercial Services	4.6%
Retailers (other than Food/Drug)	4.5%
Finance	3.8%
Chemicals/Plastics	3.5%
Insurance	3.5%
Construction	3.3%
Containers and Glass Products	2.5%
Collateralized Loan Obligations	2.5%
Telecommunications	2.4%
Aerospace & Defense	1.8%
Transportation	1.7%
Utilities	1.6%
Food Products	1.5%
Technology	1.5%
Automotive	1.5%
Building and Development (including Steel/Metals)	1.5%
Short Term Investments	1.4%
Pharmaceuticals	1.1%
Consumer Products	0.9%
Real Estate	0.8%
Mining	0.6%
Diversified Manufacturing	0.5%
Leisure	0.4%
Financials	0.3%
Other Assets and Liabilities	3.2%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $8,545,567 or 7.1% of the Fund’s net assets.
(e)	Non-income producing security.
(f)	Seven-day yield as of period end.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

DoubleLine Shiller Enhanced CAPE®	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.5%
	ACHV Trust
2,344,309	Series 2024-2PL-B	5.43	%(a)	10/27/2031	2,359,505
2,976,330	Series 2024-3AL-A	5.01	%(a)	12/26/2031	2,988,285
	Affirm, Inc.
3,750,000	Series 2024-A-A	5.61	%(a)	02/15/2029	3,767,849
5,100,000	Series 2024-B-B	4.88	%(a)	09/15/2029	5,101,921
383,907	Series 2024-X1-A	6.27	%(a)	05/15/2029	384,233
4,500,000	Series 2025-1A-B	5.13	%(a)	02/15/2033	4,531,732
4,500,000	Series 2025-1A-C	5.28	%(a)	02/15/2033	4,525,718
6,094,196	Series 2025-X1-A	5.08	%(a)	04/15/2030	6,100,679
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94	%(a)	08/15/2046	5,800,961
	AVANT Loans Funding Trust
7,250,000	Series 2024-REV1-A	5.92	%(a)	10/15/2033	7,338,051
9,500,000	Series 2025-REV1-A	5.12	%(a)	05/15/2034	9,538,744
4,000,000	Series 2025-REV1-B	5.42	%(a)	05/15/2034	4,030,174
	CAI International, Inc.
4,309,219	Series 2020-1A-A	2.22	%(a)	09/25/2045	4,070,764
	Carvana Auto Receivables Trust
745,729	Series 2024-N1-A2	5.76	%(a)	04/12/2027	746,150
993,919	Series 2024-P1-A2	5.50	%(a)	08/10/2027	995,030
8,000,000	Series 2024-P3-A4	4.31%		09/10/2030	8,002,034
	Castlelake Aircraft Securitization Trust
1,849,368	Series 2019-1A-A	3.97	%(a)	04/15/2039	1,767,966
	College Avenue Student Loans LLC
510,441	Series 2017-A-B	4.50	%(a)	11/26/2046	495,724
	Compass Datacenters LLC
5,425,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	5,456,407
	Diamond Resorts Owner Trust
898,440	Series 2021-1A-C	2.70	%(a)	11/21/2033	893,654
	DigitalBridge Group, Inc.
5,000,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	4,963,832
	Dividend Solar Loans LLC
1,953,849	Series 2018-2-B	4.25	%(a)	12/20/2038	1,803,723
	Exeter Automobile Receivables Trust
103,708	Series 2021-1A-D	1.08%		11/16/2026	103,550
10,000,000	Series 2021-1A-E	2.21	%(a)	02/15/2028	9,914,092
5,189,000	Series 2024-5A-A3	4.45%		03/15/2028	5,180,192
	Global Sea Containers Two SRL
2,373,378	Series 2020-1A-A	2.17	%(a)	10/17/2040	2,263,514
	GreenSky LLC
6,200,000	Series 2024-2-B	5.26	%(a)	10/27/2059	6,240,209
2,818,312	Series 2025-1A-A4	5.22	%(a)	03/25/2060	2,846,588
	HERO Funding Trust
619,026	Series 2016-1A-A	4.05	%(a)	09/20/2041	586,335
	Horizon Aircraft Finance Ltd.
10,988,628	Series 2019-2-A	3.43	%(a)	11/15/2039	10,500,525
	Jack in the Box, Inc.
4,323,113	Series 2019-1A-A2II	4.48	%(a)	08/25/2049	4,262,817
	Jimmy Johns LLC
11,096,625	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	11,004,641
	Laurel Road Prime Student Loan Trust
400,622	Series 2017-B-CFX	3.61	%(a)	08/25/2042	398,100
	Lendbuzz Securitization Trust
1,373,015	Series 2022-1A-A	4.22	%(a)	05/17/2027	1,369,650
2,551,877	Series 2024-3A-A2	4.97	%(a)	10/15/2029	2,555,301
	Loanpal Solar Loan Ltd.
5,814,094	Series 2020-3GS-A	2.47	%(a)	12/20/2047	4,903,758
3,605,947	Series 2021-1GS-A	2.29	%(a)	01/20/2048	3,014,344

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mariner Finance Issuance Trust
1,500,000	Series 2025-AA-B	5.33	%(a)	05/20/2038	1,529,405
	Mosaic Solar Loans LLC
463,831	Series 2017-1A-A	4.45	%(a)	06/20/2042	446,568
4,003,011	Series 2020-2A-B	2.21	%(a)	08/20/2046	3,285,606
	Navient Student Loan Trust
2,223,914	Series 2018-A-B	3.68	%(a)	02/18/2042	2,180,092
5,519,760	Series 2022-A-A	2.23	%(a)	07/15/2070	5,059,706
	Pagaya AI Debt Selection Trust
401,887	Series 2021-2-NOTE	3.00	%(a)	01/25/2029	398,786
3,388,460	Series 2021-5-C	3.93	%(a)	08/15/2029	3,299,150
5,125,074	Series 2024-10-B	5.75	%(a)	06/15/2032	5,150,529
4,999,573	Series 2025-1-B	5.63	%(a)	07/15/2032	5,028,582
	Prosper Marketplace Issuance Trust
789,445	Series 2023-1A-B	7.48	%(a)	07/16/2029	790,748
	Reach Financial LLC
3,586,372	Series 2025-1A-A	4.96	%(a)	08/16/2032	3,587,249
	Research-Driven Pagaya Motor Asset Trust
13,747,629	Series 2025-1A-A	5.04	%(a)	06/27/2033	13,728,098
	Sapphire Aviation Finance Ltd.
11,449,789	Series 2020-1A-A	3.23	%(a)	03/15/2040	11,047,684
	Sierra Timeshare Conduit Receivables Funding LLC
645,276	Series 2021-2A-C	1.95	%(a)	09/20/2038	630,234
	Slam Ltd.
6,119,956	Series 2024-1A-A	5.34	%(a)	09/15/2049	6,174,393
	SOFI Alternative Trust
1,449,559	Series 2021-1-PT1	9.72	%(a)(b)	05/25/2030	1,435,654
1,272,555	Series 2021-2-A	1.25	%(a)	08/15/2030	1,258,284
3,072,300	Series 2021-3-A	1.50	%(a)	11/15/2030	3,024,720
	SoFi Consumer Loan Program Trust
9,700,000	Series 2025-1-B	5.12	%(a)	02/27/2034	9,803,967
	Start/Bermuda
1,540,358	Series 2018-1-A	4.09	%(a)	05/15/2043	1,540,455
	Taco Bell Corp.
5,895,000	Series 2021-1A-A2I	1.95	%(a)	08/25/2051	5,623,782
	TAL Advantage LLC
2,305,750	Series 2020-1A-A	2.05	%(a)	09/20/2045	2,172,921
	Tesla Sustainable Energy Trust
11,600,270	Series 2024-1A-A2	5.08	%(a)	06/21/2050	11,651,061
	Thunderbolt Aircraft Lease
4,520,675	Series 2018-A-A	4.15	%(a)(c)	09/15/2038	4,510,323
	TIF Funding LLC
2,481,646	Series 2021-1A-A	1.65	%(a)	02/20/2046	2,233,377
	Upgrade Master Pass-Thru Trust
332,642	Series 2021-PT3-A	16.14	%(a)(b)	07/15/2027	310,978
3,843,800	Series 2025-ST2-A	6.11	%(a)	06/15/2032	3,878,681
2,500,000	Series 2025-ST4-A	5.50	%(a)	08/16/2032	2,506,855
	Upstart Pass-Through Trust Series
81,511	Series 2021-ST3-A	2.00	%(a)	05/20/2027	81,234
	Westlake Automobile Receivables Trust
1,181,770	Series 2023-4A-A2	6.23	%(a)	01/15/2027	1,183,432
	Willis Lease Finance Corp.
5,462,553	Series 2020-A-A	3.23	%(a)	03/15/2045	5,223,294
	Total Asset Backed Obligations (Cost $273,410,279)				269,582,600

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
BANK LOANS - 2.0%
	1011778 BC ULC
3,713,457	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		09/23/2030	3,702,242
	APi Group DE, Inc.
2,947,114	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		01/03/2029	2,951,107
	Aramark Services, Inc.
1,144,098	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		06/24/2030	1,148,863
	Axalta Coating Systems US Holdings, Inc.
794,737	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.05%		12/20/2029	798,381
	Burlington Coat Factory Warehouse Corp.
2,520,837	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		09/19/2031	2,514,535
	Calpine Corp.
2,480,886	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.07%		01/31/2031	2,483,416
	Colossus Acquireco LLC
2,155,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.06%		06/14/2032	2,143,417
	Corpay Technologies Operating Co. LLC
2,742,940	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		04/28/2028	2,746,368
	CPI Holdco B LLC
292,788	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		05/19/2031	292,275
	Cyborg Oldco DC Holdings, Inc.
320,815	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.33	%(d)(e)	05/01/2026	—
	Delta 2 Lux Sarl
800,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.50% Floor)	6.30%		09/19/2031	802,300
400,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.00%)	6.32%		09/19/2031	401,150
	Dynasty Acquisition Co., Inc.
263,211	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	6.33%		10/31/2031	263,628
691,989	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		10/31/2031	693,086
	Energizer Holdings, Inc.
2,084,254	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%		03/19/2032	2,092,508
	Flutter Financing BV
2,132,517	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.50% Floor)	6.05%		11/29/2030	2,129,851
	Froneri US, Inc.
1,663,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.24%		09/30/2031	1,649,423
850,403	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.24%		09/30/2031	842,966
442,522	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.24%		09/30/2031	438,652
	Gen Digital, Inc.
1,230,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		04/16/2032	1,229,385
	Go Daddy Operating Co. LLC
3,697,706	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		11/13/2029	3,704,732
	HB Fuller Co.
2,135,293	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		02/15/2030	2,147,315
	Herc Holdings, Inc.
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%		06/02/2032	296,475
	IQVIA, Inc.
2,333,275	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.05%		01/02/2031	2,346,038
	Iron Mountain, Inc.
2,148,968	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		01/31/2031	2,149,860
	Lamar Media Corp.
3,394,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.60%, 0.00% Floor)	5.93%		02/08/2027	3,396,472

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	NRG Energy, Inc.
3,696,669	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		04/16/2031	3,708,221
	Prime Security Services Borrower LLC
4,280,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.07%		03/08/2032	4,251,024
	Reynolds Consumer Products LLC
2,083,987	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		03/04/2032	2,096,137
	Six Flags Entertainment Corp.
1,574,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		05/01/2031	1,577,445
	Somnigroup International, Inc.
2,304,424	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.54%		10/24/2031	2,312,109
	SS&C Technologies, Inc.
2,020,314	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		05/09/2031	2,032,315
	Standard Industries, Inc./NY
1,509,275	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	6.07%		09/22/2028	1,514,618
	Trans Union LLC
2,980,025	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	6.08%		06/24/2031	2,986,402
719,032	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		06/24/2031	720,751
	Vestis Corp.
939,313	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%		02/24/2031	904,088
	Vistra Operations Co. LLC
2,141,965	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		12/20/2030	2,149,922
	Walker & Dunlop, Inc.
349,125	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.31%		03/15/2032	350,871
	WMG Acquisition Corp.
2,160,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		01/24/2031	2,168,100
	Wyndham Hotels & Resorts, Inc.
2,138,270	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		05/28/2030	2,149,336
	Ziggo Financing Partnership
100,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.61%, 0.00% Floor)	6.93%		04/28/2028	97,921
	Total Bank Loans (Cost $72,422,655)				72,383,705
COLLATERALIZED LOAN OBLIGATIONS - 12.7%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.49	%(a)	04/20/2038	5,002,370
10,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.78	%(a)	07/24/2037	10,045,801
	Anchorage Capital CLO Ltd.
23,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.73	%(a)	10/15/2034	23,040,229
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	6.19	%(a)	07/26/2031	2,007,535
	Battalion CLO Ltd.
29,500,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.69	%(a)	04/24/2034	29,574,724
10,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.54	%(a)	04/15/2038	9,999,440
10,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.68	%(a)	10/15/2037	10,045,767
	Benefit Street Partners CLO Ltd.
6,500,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.70	%(a)	01/25/2038	6,526,449
	Bridge Street CLO Ltd.
6,000,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.82	%(a)	07/20/2037	6,027,742
10,500,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.76	%(a)	07/20/2034	10,520,752
	Carlyle Global Market Strategies
10,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.63	%(a)	01/20/2038	10,050,840

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	CarVal CLO
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	5.73	%(a)	07/20/2037	4,017,436
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.66	%(a)	01/20/2038	10,042,280
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.73	%(a)	07/17/2034	4,507,622
3,000,000	Series 2020-13A-A (3 mo. Term SOFR + 1.69%, 1.43% Floor)	5.96	%(a)	01/20/2034	3,009,239
	Cedar Funding Ltd.
10,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.69	%(a)	07/20/2037	10,043,716
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.76	%(a)	10/18/2034	10,372,274
	Halcyon Loan Advisors Funding Ltd.
15,358	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	8.34	%(a)	08/01/2025	15,367
	Jamestown CLO Ltd.
15,000,000	Series 2016-9A-A1RR (3 mo. Term SOFR + 1.50%, 1.24% Floor)	5.78	%(a)	07/25/2034	15,029,255
	LCM LP
3,187,346	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.67	%(a)	10/15/2031	3,191,453
	Magnetite CLO Ltd.
20,000,000	Series 2024-42A-A1 (3 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62	%(a)	01/25/2038	20,065,880
	Marble Point CLO
29,500,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.71	%(a)	07/20/2037	29,634,788
23,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.50%, 1.24% Floor)	5.78	%(a)	10/17/2034	23,041,145
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.74	%(a)	04/28/2034	10,019,420
	Nassau Global Credit LLC
4,816,501	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.67	%(a)	07/15/2031	4,818,215
	OCP CLO Ltd.
20,000,000	Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.64	%(a)	07/20/2037	20,073,976
9,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.64	%(a)	07/20/2037	9,033,315
	Octagon Investment Partners Ltd.
27,500,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.70	%(a)	08/12/2037	27,608,782
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.69	%(a)	07/15/2034	25,051,508
20,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.70	%(a)	07/20/2034	20,041,012
5,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.61	%(a)	04/25/2034	5,013,500
10,000,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.66	%(a)	10/20/2037	10,044,686
	Trestles LLC
5,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.45	%(a)	04/25/2038	5,001,490
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.74	%(a)	01/18/2035	20,030,668
	Wellfleet CLO Ltd.
15,990,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	5.74	%(a)	07/15/2034	16,019,182
10,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.68	%(a)	07/15/2037	10,044,647
	Wellington Management Clo 3 Ltd.
10,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.43	%(a)	04/18/2038	9,993,327
	Wind River CLO Ltd.
10,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.70	%(a)	01/20/2035	10,020,638
	Total Collateralized Loan Obligations (Cost $457,371,068)				458,626,470

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 3.8%
400,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	352,509
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	968,787
600,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	593,843
3,309,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	3,418,007
1,374,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%		06/06/2028	1,421,901
835,000	Aker BP ASA	5.60	%(a)	06/13/2028	858,120
1,137,495	AL Candelaria Spain SA	7.50%		12/15/2028	1,136,213
200,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	191,011
800,000	Antofagasta PLC	2.38%		10/14/2030	708,385
2,255,000	Avolon Holdings Funding Ltd.	6.38	%(a)	05/04/2028	2,352,489
2,561,000	Avolon Holdings Funding Ltd.	5.38	%(a)	05/30/2030	2,609,898
5,192,000	BAE Systems PLC	3.40	%(a)	04/15/2030	4,956,273
1,700,000	Banco Continental SAECA	2.75	%(a)	12/10/2025	1,685,069
1,400,000	Banco de Bogota SA	6.25%		05/12/2026	1,405,292
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	194,102
1,500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(a)	09/30/2031	1,455,768
1,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	1,493,625
1,800,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,794,666
400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	423,285
1,130,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60	%(a)	03/20/2030	1,165,091
3,201,000	Bank of Montreal (SOFR + 1.25%)	4.64%		09/10/2030	3,228,361
139,000	BAT Capital Corp.	4.91%		04/02/2030	140,915
1,924,000	BAT International Finance PLC	1.67%		03/25/2026	1,884,418
2,259,000	BAT International Finance PLC	5.93%		02/02/2029	2,371,365
1,800,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	1,770,049
3,463,000	BPCE SA (SOFR + 1.68%)	5.88	%(a)	01/14/2031	3,593,281
600,000	BRF GmbH	4.35%		09/29/2026	594,391
3,116,000	CaixaBank SA (SOFR + 2.70%)	6.21	%(a)	01/18/2029	3,239,443
1,693,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	1,691,735
2,336,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%		01/13/2031	2,393,720
5,540,000	Canadian Pacific Railway Co.	4.80%		03/30/2030	5,631,842
1,400,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(f)	06/08/2026	1,377,887
300,000	Cencosud SA	4.38%		07/17/2027	297,831
2,532,837	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	2,239,155
606,400	Cometa Energia SAB de CV	6.38%		04/24/2035	625,399
800,000	Cosan Luxembourg SA	5.50%		09/20/2029	780,071
3,468,000	Credit Agricole SA (SOFR + 1.13%)	5.23	%(a)	01/09/2029	3,525,725
1,600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	1,570,343
1,011,000	Diageo Investment Corp.	5.13%		08/15/2030	1,041,897
255,680	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	11,179
198,552	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	1,237
3,175,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	3,350,046
2,629,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	2,653,302
454,878	Empresa Electrica Angamos SA	4.88%		05/25/2029	410,551
1,055,020	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,043,837
1,244,000	Enbridge, Inc.	6.00%		11/15/2028	1,306,493
2,759,000	Enel Finance International NV	5.13	%(a)	06/26/2029	2,811,326
400,000	Energuate Trust	5.88%		05/03/2027	398,144
228,235	Fenix Power Peru SA	4.32%		09/20/2027	223,438
950,000	Freeport Indonesia PT	4.76	%(a)	04/14/2027	952,316

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,300,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	1,285,119
147,430	Galaxy Pipeline Assets Bidco Ltd.	2.16%		03/31/2034	130,937
2,924,000	Glencore Funding LLC (SOFR + 1.06%)	5.40	%(a)	04/04/2027	2,938,810
2,009,000	Glencore Funding LLC	4.91	%(a)	04/01/2028	2,029,967
635,520	GNL Quintero SA	4.63%		07/31/2029	630,554
500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	520,305
254,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	254,991
1,306,093	Guara Norte Sarl	5.20%		06/15/2034	1,238,756
200,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%		11/03/2026	201,884
200,000	HSBC Holdings PLC (SOFR + 1.04%)	5.44%		11/19/2028	200,068
3,068,000	Imperial Brands Finance PLC	4.50	%(a)	06/30/2028	3,068,169
400,000	InRetail Consumer	3.25%		03/22/2028	379,700
1,100,000	InRetail Shopping Malls	5.75%		04/03/2028	1,100,154
750,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	729,441
57,070	Interoceanica IV Finance Ltd. Series 2007	0.00	%(e)	11/30/2025	55,429
35,034	Invepar Holdings	0.00	%(d)(e)	12/30/2028	—
923,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	850,373
700,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	686,419
1,100,000	KUO SAB De CV	5.75%		07/07/2027	1,084,565
237,957	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	224,013
1,700,629	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,691,274
2,160,000	Millicom International Cellular SA	5.13%		01/15/2028	2,136,379
900,000	Minerva Luxembourg SA	5.88%		01/19/2028	901,342
508,200	Mong Duong Finance Holdings BV	5.13%		05/07/2029	496,877
1,244,944	MV24 Capital BV	6.75%		06/01/2034	1,208,516
261,000	Nationwide Building Society (SOFR + 1.91%)	6.56	%(a)	10/18/2027	267,655
3,424,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%		08/15/2030	3,464,398
1,000,000	NBM US Holdings, Inc.	7.00%		05/14/2026	1,002,655
800,000	NBM US Holdings, Inc.	6.63%		08/06/2029	806,191
2,614,000	Nutrien Ltd.	4.90%		03/27/2028	2,652,111
1,000,000	Orazul Energy Peru SA	5.63%		04/28/2027	991,295
1,300,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	1,293,462
1,295,493	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,313,354
500,000	Reliance Industries Ltd.	3.67%		11/30/2027	491,076
3,326,000	Rio Tinto Finance USA PLC	4.88%		03/14/2030	3,391,170
1,476,000	Royal Bank of Canada (SOFR + 0.53%)	4.89%		01/20/2026	1,477,667
5,256,000	Royal Bank of Canada (SOFR + 0.86%)	5.22%		10/18/2028	5,264,137
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(a)	10/01/2035	203,400
2,684,000	Siemens Funding BV	4.35	%(a)	05/26/2028	2,705,507
1,200,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	1,195,506
910,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33	%(a)	12/22/2027	934,584
200,000	Ultrapar International SA	5.25%		06/06/2029	199,108
1,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	1,470,343
3,257,000	Videotron Ltd.	5.13	%(a)	04/15/2027	3,260,762
500,000	Wipro IT Services LLC	1.50%		06/23/2026	485,357
	Total Foreign Corporate Bonds (Cost $135,760,809)				137,257,811

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.5%
1,600,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	1,520,071
1,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,583,940
1,553,854	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,236,868
700,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	697,185
837,000	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	868,187
200,000	Comision Federal de Electricidad	4.69%		05/15/2029	195,538
1,300,000	Comision Federal de Electricidad	5.70	%(a)	01/24/2030	1,299,025
900,000	Corp. Nacional del Cobre de Chile	3.00%		09/30/2029	836,691
200,000	Corp. Nacional del Cobre de Chile	3.75%		01/15/2031	186,845
1,200,000	Dominican Republic International Bond	5.50%		02/22/2029	1,197,720
600,000	Guatemala Government Bond	4.50%		05/03/2026	595,434
1,200,000	Guatemala Government Bond	5.25%		08/10/2029	1,194,000
1,312,276	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,331,788
200,000	Mexico Government International Bond	5.00%		05/07/2029	201,400
600,000	Morocco Government International Bond	2.38%		12/15/2027	568,142
1,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	991,278
445,000	Paraguay Government International Bond	5.00%		04/15/2026	445,000
143,000	Paraguay Government International Bond	4.70%		03/27/2027	143,079
300,000	Pertamina Persero PT	1.40%		02/09/2026	294,302
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	693,524
200,000	Peruvian Government International Bond	2.84%		06/20/2030	183,778
950,000	Petrobras Global Finance BV	6.00%		01/27/2028	969,767
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $16,910,174)				17,233,562
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.3%
	280 Park Avenue Mortgage Trust
4,830,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.49	%(a)	09/15/2034	4,787,458
	ACREC Trust
4,800,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62	%(a)	08/18/2042	4,798,920
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08	%(a)	04/15/2034	1,873,375
	Arbor Multifamily Mortgage Securities Trust
111,886,142	Series 2021-MF2-XA	1.22	%(a)(b)(g)	06/15/2054	5,505,581
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.59	%(a)(b)(g)	05/15/2053	930,557
1,088,417	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78	%(a)	11/15/2036	1,091,663
5,732,304	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.75	%(a)	01/15/2037	5,740,283
	AREIT Trust
1,705,972	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.55	%(a)	01/20/2037	1,713,021
7,220,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	12/17/2029	7,154,089
	BANK5 Trust
6,433,000	Series 2023-5YR2-A3	6.66	%(b)	07/15/2056	6,789,605
5,022,000	Series 2024-5YR10-AS	5.64%		10/15/2057	5,149,972
21,139,639	Series 2025-5YR14-XA	1.20	%(b)(g)	04/15/2058	871,403
	BBCMS Trust
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28	%(a)	11/15/2034	41,254
29,456,500	Series 2021-C10-XB	1.13	%(b)(g)	07/15/2054	1,530,286
21,205,000	Series 2021-C10-XD	1.80	%(a)(b)(g)	07/15/2054	1,721,163
53,058,416	Series 2025-5C34-XA	1.39	%(b)(g)	05/15/2058	2,634,828
55,564,588	Series 2025-C32-XA	1.36	%(b)(g)	02/15/2062	4,752,234
	BDS Ltd.
4,824,403	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78	%(a)	12/16/2036	4,842,148
947,811	Series 2021-FL9-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50	%(a)	11/16/2038	946,051
1,300,098	Series 2022-FL11-ATS (1 mo. Term SOFR + 1.80%, 1.80% Floor)	6.12	%(a)	03/19/2039	1,301,744
7,500,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.89	%(a)	09/19/2039	7,544,723

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Benchmark Mortgage Trust
157,277,074	Series 2020-IG1-XA	0.61	%(b)(g)	09/15/2043	2,799,060
147,442,115	Series 2025-V14-XA	0.98	%(b)(g)	04/15/2057	4,785,602
	BFLD Trust
3,012,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.20	%(a)	07/15/2041	3,024,489
	BHMS Mortgage Trust
165,041,500	Series 2018-ATLS-XCP	0.00	%(a)(b)(g)	07/15/2035	1,650
	BMO Mortgage Trust
93,265,188	Series 2024-5C5-XA	1.39	%(b)(g)	02/15/2057	3,782,696
38,795,712	Series 2025-5C9-XA	0.92	%(b)(g)	04/15/2058	1,161,815
44,339,039	Series 2025-C11-XA	1.33	%(b)(g)	02/15/2058	3,624,672
	BrightSpire Capital, Inc.
4,249,365	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	08/19/2038	4,213,849
13,968,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.03	%(a)	08/19/2038	13,888,005
6,702,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.26	%(a)	08/19/2037	6,724,659
	BSPRT Co.-Issuer LLC
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.17	%(a)	09/15/2035	7,491,504
	BX Trust
1,000,000	Series 2018-GW-A (1 mo. Term SOFR + 1.10%, 0.80% Floor)	5.41	%(a)	05/15/2035	998,161
4,835,282	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68	%(a)	11/15/2036	4,831,556
2,338,258	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.11	%(a)	10/15/2038	2,338,609
2,026,500	Series 2021-XL2-D (1 mo. Term SOFR + 1.51%, 1.40% Floor)	5.82	%(a)	10/15/2038	2,026,906
1,864,427	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.76	%(a)	08/15/2039	1,866,175
3,003,000	Series 2022-PSB-B (1 mo. Term SOFR + 2.95%, 2.95% Floor)	7.26	%(a)	08/15/2039	3,006,754
4,529,159	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.60	%(a)	12/15/2039	4,539,149
2,260,000	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86	%(a)	03/15/2030	2,244,211
	CEDR Commercial Mortgage Trust
3,790,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.30	%(a)	02/15/2039	3,690,927
	CFCRE Commercial Mortgage Trust
15,779,267	Series 2016-C4-XA	1.73	%(b)(g)	05/10/2058	72,398
2,475,000	Series 2016-C7-A3	3.84%		12/10/2054	2,440,850
16,201,000	Series 2017-C8-XB	1.05	%(b)(g)	06/15/2050	241,802
	Citigroup Commercial Mortgage Trust
16,463,284	Series 2016-GC36-XA	1.36	%(b)(g)	02/10/2049	34,308
3,096,000	Series 2016-P3-A4	3.33%		04/15/2049	3,049,734
10,092,303	Series 2016-P3-XA	1.81	%(b)(g)	04/15/2049	71,846
2,519,000	Series 2016-P4-B	3.38%		07/10/2049	2,353,859
11,710,999	Series 2016-P4-XA	2.04	%(b)(g)	07/10/2049	122,780
10,622,945	Series 2017-P7-XA	1.23	%(b)(g)	04/14/2050	139,189
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,808,281	Series 2016-C1-XA	1.51	%(b)(g)	05/10/2049	40,875
40,595,510	Series 2017-CD3-XA	1.08	%(b)(g)	02/10/2050	451,917
50,966,400	Series 2017-CD4-XA	1.37	%(b)(g)	05/10/2050	807,242
	Commercial Mortgage Pass Through Certificates
1,721,713	Series 2013-CR12-XA	0.67	%(b)(g)	10/10/2046	35
1,746,540	Series 2015-CR22-XA	0.37	%(b)(g)	03/10/2048	11
9,585,008	Series 2015-CR25-XA	0.86	%(b)(g)	08/10/2048	159
24,296,568	Series 2015-CR27-XA	1.00	%(b)(g)	10/10/2048	525
801,317	Series 2015-DC1-XA	0.71	%(b)(g)	02/10/2048	12
3,949,362	Series 2015-LC21-B	4.52	%(b)	07/10/2048	3,919,959
10,459,133	Series 2016-DC2-XA	1.05	%(b)(g)	02/10/2049	14,731
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.78	%(a)	09/15/2033	3,675,379
	Computershare Corporate Trust
9,629,886	Series 2015-C30-XA	0.87	%(b)(g)	09/15/2058	214
3,875,603	Series 2015-NXS2-XA	0.27	%(b)(g)	07/15/2058	1,335
9,400,923	Series 2016-C33-XA	1.70	%(b)(g)	03/15/2059	42,366
19,968,010	Series 2016-NXS6-XA	1.68	%(b)(g)	11/15/2049	170,399

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
63,678,019	Series 2017-C38-XA	1.05	%(b)(g)	07/15/2050	820,046
20,017,206	Series 2019-C52-XA	1.70	%(b)(g)	08/15/2052	1,004,377
61,660,404	Series 2021-C59-XA	1.62	%(b)(g)	04/15/2054	3,815,897
5,250,000	Series 2022-ONL-A	3.86	%(a)	12/15/2039	5,020,675
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.69	%(a)(b)(g)	09/15/2037	11,353
729,268	Series 2017-PFHP-A (1 mo. Term SOFR + 1.00%, 0.95% Floor)	5.31	%(a)	12/15/2030	727,391
	CSAIL Commercial Mortgage Trust
1,645,471	Series 2015-C1-XA	0.17	%(b)(g)	04/15/2050	2
2,742,861	Series 2016-C6-XA	2.01	%(b)(g)	01/15/2049	12,961
121,655,563	Series 2021-C20-XA	1.11	%(b)(g)	03/15/2054	5,122,283
	ELP Commercial Mortgage Trust
2,918,603	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	5.75	%(a)	11/15/2038	2,916,419
	Franklin BSP Realty Trust, Inc.
3,033,194	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.80	%(a)	02/15/2037	3,034,187
	FS Rialto
4,555,057	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	05/16/2038	4,528,287
	FS RIALTO
5,235,034	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68	%(a)	11/16/2036	5,232,453
	FS Rialto Issuer LLC
5,740,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	08/19/2042	5,746,102
	Granite Point Mortgage Trust, Inc.
1,897,094	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.93	%(a)	07/16/2035	1,865,061
3,454,406	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.78	%(a)	12/15/2036	3,444,747
	Great Wolf Trust
8,770,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	03/15/2039	8,794,743
	Greystone Commercial Real Estate Notes
1,258,604	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45	%(a)	07/15/2039	1,260,627
10,700,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43	%(a)	07/15/2039	10,627,518
	GS Mortgage Securities Corp. II
284,322	Series 2014-GC24-XA	0.40	%(b)(g)	09/10/2047	4
5,491,700	Series 2015-GC32-XA	0.72	%(b)(g)	07/10/2048	84
6,803,573	Series 2015-GS1-XA	0.85	%(b)(g)	11/10/2048	11,264
13,765,776	Series 2016-GS2-XA	1.88	%(b)(g)	05/10/2049	71,672
23,711,668	Series 2016-GS3-XA	1.30	%(b)(g)	10/10/2049	192,449
2,314,000	Series 2018-GS10-WLSD	5.07	%(a)(b)	03/10/2033	203,865
2,893,000	Series 2018-GS10-WLSE	5.07	%(a)(b)	03/10/2033	232,092
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.71	%(a)	07/15/2031	524,423
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.41	%(a)	07/15/2031	472,448
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.53	%(a)	07/15/2031	420,473
	GSCG Trust
14,505,000	Series 2019-600C-E	4.12	%(a)(b)	09/06/2034	612,256
	HGI CRE CLO Ltd.
2,000,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.71%, 1.71% Floor)	6.03	%(a)	06/16/2036	2,002,200
	JP Morgan Chase Commercial Mortgage Securities
12,671,029	Series 2015-JP1-XA	1.03	%(b)(g)	01/15/2049	24,719
30,021,623	Series 2016-JP4-XA	0.70	%(b)(g)	12/15/2049	158,547
336,000	Series 2018-WPT-CFX	4.95	%(a)	07/05/2033	254,604
3,876,198	Series 2019-COR4-ASB	3.94%		03/10/2052	3,840,468
5,775,000	Series 2019-UES-G	4.60	%(a)(b)	05/05/2032	5,267,614
6,153,490	Series 2022-NLP-A (1 mo. Term SOFR + 0.85%, 0.60% Floor)	5.16	%(a)	04/15/2037	6,088,144
	JPMBB Commercial Mortgage Securities Trust
3,277,093	Series 2014-C25-XA	0.61	%(b)(g)	11/15/2047	40
11,598,982	Series 2015-C30-XA	0.47	%(b)(g)	07/15/2048	139
3,145,504	Series 2015-C31-XA	0.89	%(b)(g)	08/15/2048	58
12,597,635	Series 2015-C32-XA	1.23	%(b)(g)	11/15/2048	355
5,380,000	Series 2015-C33-AS	4.02%		12/15/2048	5,307,717

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	KREF
1,332,965	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50	%(a)	02/15/2039	1,332,514
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08	%(a)	02/15/2039	7,893,482
6,533,782	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.77	%(a)	02/17/2039	6,541,518
	LoanCore
3,011,968	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.73	%(a)	07/15/2036	2,999,652
4,214,453	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73	%(a)	11/15/2038	4,229,052
5,880,875	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.85	%(a)	01/17/2037	5,898,106
7,220,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70	%(a)	08/17/2042	7,166,153
	LSTAR Commercial Mortgage Trust
2,448,203	Series 2016-4-XA	1.68	%(a)(b)(g)	03/10/2049	10,253
58,586,782	Series 2017-5-X	1.00	%(a)(b)(g)	03/10/2050	562,562
	Lument Finance Trust, Inc.
3,637,726	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60	%(a)	06/15/2039	3,645,886
	MF1 Multifamily Housing Mortgage Loan Trust
339,716	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53	%(a)	07/16/2036	339,965
2,832,614	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67	%(a)	02/19/2037	2,832,622
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	6.07	%(a)	02/19/2037	12,511,040
6,445,029	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47	%(a)	06/19/2037	6,463,204
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00	%(a)	08/18/2041	7,226,114
7,220,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63	%(a)	02/18/2040	7,222,953
	Morgan Stanley ABS Capital I, Inc.
3,693,707	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	3,579,670
	Morgan Stanley Bank of America Merrill Lynch Trust
9,169,042	Series 2012-CKSV-CK	4.30	%(a)(b)	10/15/2030	5,904,863
15,427,850	Series 2016-C28-XA-XA	1.29	%(b)(g)	01/15/2049	39,120
22,959,279	Series 2025-5C1-XA	1.38	%(b)(g)	03/15/2058	1,072,129
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.27	%(a)	12/15/2036	10,818
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.58	%(a)	05/15/2036	1,329,368
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23	%(a)	05/15/2036	118,792
	MTN Commercial Mortgage Trust
1,200,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.72	%(a)	03/15/2039	1,199,947
	Natixis Commercial Mortgage Securities Trust
9,940,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.50	%(a)	06/15/2035	5,297,574
	NYC Commercial Mortgage Trust
4,990,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	5.52	%(a)	02/15/2042	4,952,768
	Ready Capital Corp.
4,157,706	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	11/25/2036	4,170,000
	ROCK Trust
3,730,000	Series 2024-CNTR-A	5.39	%(a)	11/13/2041	3,819,574
	SFO Commercial Mortgage Trust
2,540,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	05/15/2038	2,530,242
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26	%(a)(b)(g)	07/15/2041	2,069,507
	SREIT Trust
2,240,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.25	%(a)	11/15/2036	2,239,331
	Starwood Property Trust, Inc.
2,945,167	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	04/18/2038	2,933,133
	STWD Trust
812,000	Series 2021-FLWR-B (1 mo. Term SOFR + 1.04%, 0.93% Floor)	5.35	%(a)	07/15/2036	811,222
	TPG Real Estate Finance Issuer Ltd.
10,277,844	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.96	%(a)	02/15/2039	10,313,755
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.46	%(a)	02/15/2039	4,994,200
5,110,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	09/18/2042	5,115,912

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	TTAN
223,792	Series 2021-MHC-B (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53	%(a)	03/15/2038	223,981
	UBS Commercial Mortgage Trust
62,777,494	Series 2018-C13-XA	0.94	%(b)(g)	10/15/2051	1,245,430
	VEGAS Trust
3,698,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	3,749,904
	Wells Fargo Commercial Mortgage Trust
1,605,303	Series 2025-C64-A1	5.02%		02/15/2058	1,619,816
48,504,942	Series 2025-C64-XA	1.24	%(b)(g)	02/15/2058	3,649,948
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $538,306,419)				405,949,576
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
	ACE Securities Corp.
4,285,460	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.95%		07/25/2036	3,498,583
6,755,066	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%		11/25/2036	2,771,982
	Adjustable Rate Mortgage Trust
4,290,681	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.69%		03/25/2036	2,526,253
	AJAX Mortgage Loan Trust
2,709,283	Series 2021-C-A	5.12	%(a)(c)	01/25/2061	2,703,834
	American Home Mortgage Investment Trust
1,887,462	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	5.33%		02/25/2044	1,772,776
	Angel Oak Mortgage Trust LLC
1,713,370	Series 2020-2-A1A	2.53	%(a)(b)	01/26/2065	1,625,237
334,182	Series 2020-6-A3	1.78	%(a)(b)	05/25/2065	306,941
6,242,326	Series 2021-7-A1	1.98	%(a)(b)	10/25/2066	5,390,125
	Arroyo Mortgage Trust
657,134	Series 2019-1-A1	3.81	%(a)(b)	01/25/2049	641,858
367,254	Series 2019-2-A2	3.50	%(a)(b)	04/25/2049	355,665
2,835,956	Series 2019-3-A3	3.42	%(a)(b)	10/25/2048	2,710,409
	Banc of America Funding Corp.
854,839	Series 2006-7-T2A1-T2A1	5.88	%(b)	10/25/2036	779,909
8,720,197	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.57	%(a)	09/29/2036	7,315,080
1,696,836	Series 2015-R2-9A2	3.16	%(a)(h)	03/27/2036	1,573,829
	Banc of America Mortgage Securities, Inc.
835,187	Series 2005-I-2A5	4.86	%(b)	10/25/2035	789,564
1,902,471	Series 2007-3-1A1	6.00%		09/25/2037	1,563,991
	BCAP LLC Trust
6,611,966	Series 2009-RR4-7A2	6.00	%(a)(b)	03/26/2037	2,222,697
1,182,895	Series 2012-RR1-3A4	5.50	%(a)(b)	10/26/2035	765,516
	BRAVO Residential Funding Trust
1,250,639	Series 2021-NQM2-A3	1.44	%(a)(b)	03/25/2060	1,213,668
7,262,037	Series 2022-RPL1-A1	2.75	%(a)(b)	09/25/2061	6,662,658
3,000,000	Series 2025-NQM6-A2	5.49	%(a)(c)	06/25/2065	3,023,559
	Citigroup Mortgage Loan Trust, Inc.
1,079,504	Series 2020-EXP1-A1A	1.80	%(a)(b)	05/25/2060	1,010,494
	Citimortgage Alternative Loan Trust
506,652	Series 2007-A5-1A10	5.75%		05/25/2037	471,062
	COLT Funding LLC
54,888	Series 2020-3-A3	2.38	%(a)(b)	04/27/2065	53,745
2,259,678	Series 2021-1R-A1	0.86	%(a)(b)	05/25/2065	2,039,345
3,776,059	Series 2021-5-A1	1.73	%(a)(b)	11/26/2066	3,410,478
4,922,704	Series 2022-2-A1	2.99	%(a)(c)	02/25/2067	4,683,519
	Countrywide Alternative Loan Trust
251,740	Series 2005-23CB-A15	5.50%		07/25/2035	205,599
868,878	Series 2005-28CB-1A6-1A6	5.50%		08/25/2035	746,710
3,598,325	Series 2005-49CB-A6	5.50%		11/25/2035	2,290,874

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,327,666	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.17%		12/25/2035	1,210,240
6,575,723	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%		12/25/2035	5,041,320
7,132,425	Series 2006-16CB-A5	6.00%		06/25/2036	3,731,641
1,395,075	Series 2006-32CB-A21	5.50%		11/25/2036	739,899
2,255,846	Series 2006-34-A6	6.25%		11/25/2046	1,002,715
5,648,801	Series 2006-36T2-1A3	5.75%		12/25/2036	2,142,443
1,307,544	Series 2006-J4-2A9	6.00%		07/25/2036	748,553
1,444,847	Series 2006-J6-A5	6.00%		09/25/2036	663,364
1,405,190	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		09/20/2046	1,442,322
3,252,568	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%		03/20/2047	2,796,514
10,760,880	Series 2007-12T1-A11	6.00%		06/25/2037	4,787,028
9,654,280	Series 2007-12T1-A5	6.00%		06/25/2037	4,294,752
274,326	Series 2007-15CB-A7	6.00%		07/25/2037	162,615
4,009,678	Series 2007-8CB-A1	5.50%		05/25/2037	2,008,485
10,563,411	Series 2007-9T1-1A6	6.00%		05/25/2037	4,848,954
	Countrywide Home Loan Mortgage Pass Through Trust
636,012	Series 2005-10-A2	5.50%		05/25/2035	528,557
9,149,620	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	5.08%		02/25/2037	3,311,747
1,550,938	Series 2006-21-A10	5.75%		02/25/2037	647,939
524,757	Series 2007-14-A15	6.50%		09/25/2037	283,910
	Credit Suisse First Boston Mortgage Securities Corp.
2,452	Series 2004-8-6A1	4.50%		11/25/2034	1,711
433,761	Series 2005-9-5A9	5.50%		10/25/2035	218,203
	Credit Suisse Management LLC
959,699	Series 2005-11-2A1	6.00%		12/25/2035	642,192
47,102	Series 2005-11-8A5	6.00%		12/25/2035	35,298
	Credit Suisse Mortgage Capital Certificates
8,452,372	Series 2009-8R-8A2	6.00	%(a)(b)	03/26/2037	2,841,373
227,984	Series 2011-12R-3A5	6.20	%(a)(b)	07/27/2036	226,507
15,384,213	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	14,019,547
	Cross Mortgage Trust
10,130,602	Series 2024-H5-A1	5.85	%(a)(c)	08/26/2069	10,192,931
	DB US Financial Markets Holding Corp.
281,947	Series 2014-RS1-1A2	6.50	%(a)(b)	07/27/2037	237,979
	Deutsche ALT-A Securities, Inc.
323,721	Series 2006-AB4-A1A	6.01	%(b)	10/25/2036	283,028
6,317,561	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.69%		12/25/2036	2,178,310
4,192,094	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.81%		12/25/2036	1,334,447
177,878	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	5.17%		04/25/2047	160,009
	Fannie Mae Connecticut Avenue Securities
3,216,081	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.36	%(a)	01/25/2044	3,215,544
	Freddie Mac Structured Agency Credit Risk Debt Notes
6,531,961	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.51	%(a)	05/25/2044	6,545,811
7,339,064	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.51	%(a)	08/25/2044	7,344,298
3,272,217	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.36	%(a)	01/25/2045	3,275,743
19,987,500	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.26	%(a)	02/25/2045	19,967,349
	GCAT
2,188,822	Series 2020-NQM2-A1	2.56	%(a)(c)	04/25/2065	2,097,377
5,849,512	Series 2021-NQM4-A3	1.56	%(a)(b)	08/25/2066	4,973,553
23,342,893	Series 2025-NQM1-A1	5.37	%(a)(c)	11/25/2069	23,394,023
	GSAA Trust
4,961,123	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%		12/25/2036	1,702,562

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	GSR Mortgage Loan Trust
319,051	Series 2006-2F-3A4	6.00%		02/25/2036	138,523
	Harborview Mortgage Loan Trust
1,895,413	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%		03/19/2036	1,733,793
	Impac Secured Assets CMN Owner Trust
624,504	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.97%		02/25/2037	575,343
	Indymac Index Mortgage Loan Trust
559,582	Series 2006-AR5-2A1	3.68	%(b)	05/25/2036	544,660
	JP Morgan Alternative Loan Trust
32,244,108	Series 2005-S1-1A4	6.00%		12/25/2035	9,951,289
2,716,537	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	5.11%		04/25/2047	2,617,958
	JP Morgan Mortgage Acquisition Corp.
10,527,412	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		07/25/2036	4,898,816
	JP Morgan Mortgage Trust
4,303,511	Series 2025-NQM1-A2	5.76	%(a)	06/25/2065	4,320,067
4,494,779	Series 2025-NQM1-A3	5.97	%(a)(c)	06/25/2065	4,519,425
5,896,733	Series 2025-NQM2-A1	5.57	%(a)(b)	09/25/2065	5,922,341
	JP Morgan Reremic
5,562,980	Series 2014-4-1C	0.00	%(a)(b)	01/26/2036	1,548,541
	Legacy Mortgage Asset Trust
2,360,577	Series 2021-GS1-A1	5.89	%(a)(c)	10/25/2066	2,362,171
	Lehman Mortgage Trust
180,963	Series 2006-1-1A3	5.50%		02/25/2036	83,803
	Lehman XS Trust
8,430,068	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.68%		08/25/2047	7,024,629
	Long Beach Mortgage Loan Trust
15,410,419	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63%		12/25/2036	5,293,427
9,291,086	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%		03/25/2046	3,285,636
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	7.35	%(b)	04/25/2036	31,955
1,087,669	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	5.25%		12/25/2046	1,026,800
	Merrill Lynch Alternative Note Asset
330,598	Series 2007-F1-2A6	6.00%		03/25/2037	109,187
	Merrill Lynch Mortgage Investors, Inc.
1,162,946	Series 2006-AF1-AF2C	6.25%		08/25/2036	445,674
34,035,195	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	4.80%		05/25/2037	9,585,325
4,223,658	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%		02/25/2037	1,193,058
6,531,027	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%		02/25/2037	1,844,751
	MFRA Trust
3,718,888	Series 2021-NQM2-A3	1.47	%(a)(b)	11/25/2064	3,298,255
	Morgan Stanley Mortgage Loan Trust
215,343	Series 2006-2-7A1	5.44	%(b)	02/25/2036	120,279
	Nomura Resecuritization Trust
3,104,027	Series 2015-8R-4A4	7.04	%(a)(b)	11/25/2047	2,668,031
	Onslow Bay Mortgage Loan Trust
357,300	Series 2020-EXP2-A3	2.50	%(a)(b)	05/25/2060	303,286
2,662,811	Series 2021-NQM2-A3	1.56	%(a)(b)	05/25/2061	2,246,962
5,377,300	Series 2022-NQM1-A1	2.31	%(a)(b)	11/25/2061	4,820,929
7,724,296	Series 2024-NQM10-A1	6.18	%(a)(c)	05/25/2064	7,795,929
7,154,305	Series 2024-NQM13-A1	5.12	%(a)	06/25/2064	7,131,748
13,446,640	Series 2024-NQM16-A1	5.53	%(a)(c)	10/25/2064	13,473,382
7,886,518	Series 2024-NQM18-A1	5.41	%(a)(b)	10/25/2064	7,899,143
4,351,593	Series 2025-NQM7-A1	5.56	%(a)(c)	05/25/2055	4,382,843
	Pretium Mortgage Credit Partners LLC
3,624,471	Series 2021-RN2-A1	4.74	%(a)(c)	07/25/2051	3,606,770
	PRPM LLC
26,694,065	Series 2025-NQM2-A1	5.69	%(a)(c)	04/25/2070	26,861,351

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	RALI Trust
427,438	Series 2006-QS12-2A3	6.00%		09/25/2036	346,751
1,033,954	Series 2007-QS4-3A4	6.00%		03/25/2037	886,101
1,287,526	Series 2007-QS4-3A9	6.00%		03/25/2037	1,103,384
953,200	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		06/25/2037	705,073
600,150	Series 2007-QS9-A33	6.50%		07/25/2037	495,798
	RASC Trust
3,746,635	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.01%		08/25/2034	3,659,981
	RBSSP Resecuritization Trust
457,689	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.94	%(a)	04/26/2035	426,499
	Residential Asset Securitization Trust
690,301	Series 2006-A2-A11	6.00%		01/25/2046	249,411
2,103,573	Series 2006-A6-1A4	6.00%		07/25/2036	518,013
	Residential Mortgage Loan Trust
3,034,445	Series 2019-2-M1	3.86	%(a)(b)	05/25/2059	3,011,987
	RFMSI Trust
3,326,951	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		01/25/2037	2,490,127
	Securitized Asset Backed Receivables LLC
5,582,100	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	4.53%		10/25/2036	1,854,410
	Soundview Home Equity Loan Trust
468,541	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%		08/25/2037	461,574
	Starwood Mortgage Residential Trust
8,000,000	Series 2020-2-M1E	3.00	%(a)	04/25/2060	7,826,838
	Structured Adjustable Rate Mortgage Loan Trust
911,632	Series 2005-22-4A1	5.50	%(b)	12/25/2035	847,792
	Velocity Commercial Capital Loan Trust
2,206,758	Series 2020-1-M2	2.98	%(a)(b)	02/25/2050	1,663,585
2,124,803	Series 2021-1-M2	2.26	%(a)(b)	05/25/2051	1,691,888
1,751,335	Series 2021-2-M2	2.20	%(a)(b)	08/25/2051	1,416,028
9,676,095	Series 2024-5-A	5.49	%(a)(b)	10/25/2054	9,666,095
	Vericrest Opportunity Loan Transferee
953,762	Series 2021-NP10-A1	5.99	%(a)(c)	05/25/2051	952,896
2,378,774	Series 2021-NP11-A1	4.87	%(a)(c)	08/25/2051	2,376,902
263,090	Series 2021-NPL5-A1	6.12	%(a)(c)	03/27/2051	263,207
417,829	Series 2021-NPL6-A1	6.24	%(a)(c)	04/25/2051	417,730
2,295,697	Series 2021-NPL8-A1	6.12	%(a)(c)	04/25/2051	2,296,153
	Verus Securitization Trust
106,595	Series 2020-4-A3	3.32	%(a)(c)	05/25/2065	104,927
12,695,651	Series 2021-7-A1	1.83	%(a)(c)	10/25/2066	11,429,476
950,921	Series 2021-R1-A3	1.26	%(a)(b)	10/25/2063	921,172
5,430,084	Series 2024-3-A1	6.34	%(a)(c)	04/25/2069	5,493,547
7,000,000	Series 2025-5-A1	5.43	%(a)(c)	06/25/2070	7,075,999
	WAMU Asset-Backed Certificates
1,526,135	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.60%		07/25/2047	885,182
	WaMu Mortgage Pass Through Certificates
1,793,711	Series 2005-AR4-A5	4.38	%(b)	04/25/2035	1,743,491
9,008,493	Series 2006-AR18-1A1	3.77	%(b)	01/25/2037	7,845,262
	Washington Mutual Alternative Mortgage Pass-Through Certificates
825,248	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	4.84%		10/25/2035	781,366
	Washington Mutual Asset-Backed Certificates
5,912,041	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.13%		10/25/2036	2,050,368
2,171,184	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.13%		10/25/2036	754,168
	Wells Fargo Alternative Loan Trust
418,507	Series 2007-PA5-1A1	6.25%		11/25/2037	376,598
	Wells Fargo Mortgage Backed Securities Trust
1,041,295	Series 2007-15-A1	6.00%		11/25/2037	1,015,938
4,562,389	Series 2007-AR6-A2	7.00	%(b)	10/25/2037	4,497,901
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $544,089,985)				454,676,451

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US CORPORATE BONDS - 10.5%
1,901,000	AbbVie, Inc.	4.88%		03/15/2030	1,947,188
306,000	Agilent Technologies, Inc.	4.20%		09/09/2027	305,949
2,239,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25	%(a)	03/15/2030	2,258,821
854,000	Altria Group, Inc.	6.20%		11/01/2028	901,800
5,110,000	American Electric Power Co., Inc.	5.20%		01/15/2029	5,242,388
3,828,000	American Express Co. (SOFR + 1.26%)	4.73%		04/25/2029	3,872,280
1,659,000	American Homes 4 Rent LP	4.25%		02/15/2028	1,649,589
1,271,000	American International Group, Inc.	4.85%		05/07/2030	1,291,859
1,317,000	American National Group, Inc.	5.75%		10/01/2029	1,349,305
8,312,000	American Tower Corp.	4.90%		03/15/2030	8,433,206
2,691,000	Amrize Finance US LLC	4.70	%(a)	04/07/2028	2,716,172
2,960,000	APA Corp.	4.25	%(a)	01/15/2030	2,834,964
2,996,000	AppLovin Corp.	5.13%		12/01/2029	3,035,867
3,404,000	Arrow Electronics, Inc.	5.15%		08/21/2029	3,457,742
4,263,000	Athene Global Funding (SOFR + 0.85%)	5.24	%(a)	05/08/2026	4,276,500
3,914,000	Athene Global Funding	4.72	%(a)	10/08/2029	3,907,265
2,523,000	Atlassian Corp.	5.25%		05/15/2029	2,591,397
565,000	Avery Dennison Corp.	4.88%		12/06/2028	573,920
665,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	693,125
482,000	Bank of America Corp. (SOFR + 1.75%)	4.83%		07/22/2026	482,005
1,837,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	1,824,059
5,141,000	Bank of America Corp. (SOFR + 0.83%)	4.98%		01/24/2029	5,215,620
2,343,000	Biogen, Inc.	5.05%		01/15/2031	2,386,226
1,554,000	Boardwalk Pipelines LP	4.45%		07/15/2027	1,554,001
1,444,000	Broadcom, Inc.	3.15%		11/15/2025	1,436,538
1,402,000	Broadcom, Inc.	5.05%		07/12/2029	1,436,210
1,441,000	Broadcom, Inc.	4.35%		02/15/2030	1,436,048
744,000	Brown & Brown, Inc.	4.70%		06/23/2028	750,501
867,000	Brown & Brown, Inc.	4.50%		03/15/2029	867,126
2,634,000	Bunge Ltd. Finance Corp.	4.20%		09/17/2029	2,605,400
8,077,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%		07/24/2026	8,076,757
2,503,000	Cardinal Health, Inc.	5.13%		02/15/2029	2,567,614
1,583,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	1,637,023
1,457,000	Charles Schwab Corp. (SOFR + 1.05%)	5.48%		03/03/2027	1,468,770
2,387,000	Cheniere Energy Partners LP	4.50%		10/01/2029	2,362,276
3,276,000	Cheniere Energy, Inc.	4.63%		10/15/2028	3,272,416
4,816,000	Citibank NA	4.58%		05/29/2027	4,844,218
2,749,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%		03/04/2029	2,769,098
5,874,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	5,848,595
850,000	CNA Financial Corp.	3.90%		05/01/2029	834,333
3,589,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	3,635,397
344,000	Coterra Energy, Inc.	3.90%		05/15/2027	339,822
222,000	Coterra Energy, Inc.	4.38%		03/15/2029	219,937
3,044,000	CRH SMW Finance DAC	5.13%		01/09/2030	3,122,413
1,690,000	CubeSmart LP	4.38%		02/15/2029	1,680,826
1,502,000	Darden Restaurants, Inc.	4.35%		10/15/2027	1,505,387
751,000	DCP Midstream Operating LP	5.13%		05/15/2029	763,212
5,322,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	5,276,558
4,812,000	Delta Air Lines, Inc.	4.95%		07/10/2028	4,842,614

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
814,000	Devon Energy Corp.	5.25%		10/15/2027	815,849
2,770,000	Dominion Energy, Inc.	5.00%		06/15/2030	2,828,049
2,968,000	DTE Energy Co.	5.20%		04/01/2030	3,038,618
3,146,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	3,142,066
3,255,000	Energy Transfer LP	6.05%		12/01/2026	3,324,567
2,464,000	Energy Transfer LP	6.10%		12/01/2028	2,589,319
348,000	EQT Corp.	3.90%		10/01/2027	343,491
585,000	EQT Corp.	7.00%		02/01/2030	634,461
3,124,000	Equifax, Inc.	4.80%		09/15/2029	3,151,451
3,454,000	Equinix, Inc.	1.25%		07/15/2025	3,449,571
1,163,000	Essential Utilities, Inc.	4.80%		08/15/2027	1,175,660
139,000	Essential Utilities, Inc.	3.57%		05/01/2029	135,022
4,715,000	Evergy Kansas Central, Inc.	4.70%		03/13/2028	4,770,951
1,659,000	Exelon Corp.	5.15%		03/15/2029	1,702,771
4,925,000	Extra Space Storage LP	5.50%		07/01/2030	5,110,619
995,000	FirstEnergy Transmission LLC	4.55%		01/15/2030	995,976
3,993,000	Fiserv, Inc.	4.75%		03/15/2030	4,021,572
1,862,000	Foundry JV Holdco LLC	5.90	%(a)	01/25/2030	1,946,899
2,579,000	GATX Corp.	4.70%		04/01/2029	2,602,052
164,000	GATX Corp.	4.00%		06/30/2030	159,646
3,179,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	3,226,516
2,880,000	Genuine Parts Co.	4.95%		08/15/2029	2,925,401
1,275,000	Global Payments, Inc.	5.30%		08/15/2029	1,298,535
2,374,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.23%		03/18/2027	2,380,337
3,395,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	3,378,806
200,000	HSBC USA, Inc. (SOFR + 0.96%)	5.39%		03/04/2027	201,141
928,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	951,110
3,059,000	Hyundai Capital America	4.55	%(a)	09/26/2029	3,032,485
1,913,000	Icon Investments Six DAC	5.81%		05/08/2027	1,953,718
2,104,000	Illumina, Inc.	4.65%		09/09/2026	2,107,053
6,571,000	Jackson National Life Global Funding	4.60	%(a)	10/01/2029	6,563,521
2,851,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.28%		04/22/2028	2,859,752
5,156,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%		01/24/2029	5,226,499
2,525,000	Kinder Morgan, Inc.	5.00%		02/01/2029	2,565,174
2,105,000	Kyndryl Holdings, Inc.	2.05%		10/15/2026	2,040,557
3,378,000	Laboratory Corp. of America Holdings	4.35%		04/01/2030	3,356,306
1,632,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	1,629,338
1,346,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	1,357,363
250,000	Manufacturers & Traders Trust Co.	4.65%		01/27/2026	250,024
3,129,000	Marriott International, Inc./MD	4.80%		03/15/2030	3,160,029
5,536,000	Mars, Inc.	4.80	%(a)	03/01/2030	5,611,090
2,446,000	Marvell Technology, Inc.	5.75%		02/15/2029	2,547,433
1,904,000	Marvell Technology, Inc.	4.75%		07/15/2030	1,912,999
4,869,000	MasTec, Inc.	4.50	%(a)	08/15/2028	4,805,526
3,532,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	3,747,088
2,557,000	Meritage Homes Corp.	5.13%		06/06/2027	2,588,027
333,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	321,108
373,000	Microchip Technology, Inc.	4.25%		09/01/2025	372,584
555,000	Microchip Technology, Inc.	5.05%		03/15/2029	564,001
6,314,400	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50	%(a)	06/20/2027	6,326,631
3,551,000	Molex Electronic Technologies LLC	4.75	%(a)	04/30/2028	3,573,941
2,533,000	MPLX LP	4.80%		02/15/2029	2,558,266
2,335,000	National Fuel Gas Co.	5.50%		03/15/2030	2,401,099
1,795,000	National Rural Utilities Cooperative Finance Corp.	4.75%		02/07/2028	1,818,853
3,116,000	National Securities Clearing Corp.	4.70	%(a)	05/20/2030	3,169,321
339,000	New York Life Global Funding (SOFR + 0.48%)	4.92	%(a)	06/09/2026	339,581

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
418,000	New York Life Global Funding	4.70	%(a)	01/29/2029	423,672
4,684,000	NextEra Energy Capital Holdings, Inc.	5.05%		03/15/2030	4,795,061
3,211,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	3,195,635
3,167,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	3,167,000
1,370,000	NiSource, Inc.	5.25%		03/30/2028	1,402,906
1,093,000	NiSource, Inc.	5.20%		07/01/2029	1,122,553
2,606,000	Northrop Grumman Corp.	4.65%		07/15/2030	2,629,656
1,417,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	1,423,993
2,297,000	ONEOK, Inc.	5.38%		06/01/2029	2,346,934
2,614,000	ONEOK, Inc.	4.40%		10/15/2029	2,595,049
3,118,000	Oracle Corp.	5.80%		11/10/2025	3,130,801
1,545,000	O'Reilly Automotive, Inc.	5.75%		11/20/2026	1,572,881
314,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.05	%(a)	06/04/2026	315,105
1,381,000	Paychex, Inc.	5.10%		04/15/2030	1,415,031
1,657,000	PayPal Holdings, Inc.	4.45%		03/06/2028	1,670,795
4,979,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25	%(a)	02/01/2030	5,097,859
649,000	Pinnacle West Capital Corp.	4.90%		05/15/2028	658,279
2,383,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	2,467,247
2,699,000	Public Service Enterprise Group, Inc.	5.88%		10/15/2028	2,825,959
3,172,000	Quanta Services, Inc.	4.75%		08/09/2027	3,199,855
3,328,000	Quest Diagnostics, Inc.	4.20%		06/30/2029	3,314,844
2,551,000	Rentokil Terminix Funding LLC	5.00	%(a)	04/28/2030	2,569,924
4,713,000	Republic Services, Inc.	4.75%		07/15/2030	4,803,536
184,000	Ryder System, Inc.	5.25%		06/01/2028	188,866
731,000	Ryder System, Inc.	4.95%		09/01/2029	744,211
3,032,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%		03/20/2029	3,083,492
1,302,000	Sherwin-Williams Co.	4.55%		03/01/2028	1,313,694
3,135,000	Solventum Corp.	5.45%		02/25/2027	3,187,447
1,635,000	Sonoco Products Co.	4.45%		09/01/2026	1,633,774
1,531,000	Southern Co.	5.15%		10/06/2025	1,532,757
1,285,000	Sun Communities Operating LP	2.30%		11/01/2028	1,203,036
2,568,000	Sysco Corp.	5.10%		09/23/2030	2,632,261
1,520,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%		07/15/2027	1,521,022
4,065,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	4,146,664
4,135,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	4,197,466
1,325,000	The Campbell's Co.	5.20%		03/19/2027	1,344,203
4,259,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	4,607,727
1,236,000	Uber Technologies, Inc.	6.25	%(a)	01/15/2028	1,242,673
1,640,000	Veralto Corp.	5.50%		09/18/2026	1,659,979
1,414,000	Veralto Corp.	5.35%		09/18/2028	1,458,105
3,287,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	3,268,106
5,101,000	Wells Fargo & Co. (SOFR + 1.07%)	5.43%		04/22/2028	5,137,092
2,422,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%		10/23/2029	2,560,202
391,000	Western Midstream Operating LP	6.35%		01/15/2029	409,489
2,989,000	Western Midstream Operating LP	4.05%		02/01/2030	2,875,738
3,129,000	Williams Cos., Inc.	4.80%		11/15/2029	3,166,110
2,022,000	Zimmer Biomet Holdings, Inc.	4.70%		02/19/2027	2,033,773
2,981,000	Zimmer Biomet Holdings, Inc.	5.05%		02/19/2030	3,056,168
	Total US Corporate Bonds (Cost $375,227,822)				379,808,790

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.6%
	Federal Home Loan Mortgage Corp.
4,207,001	Pool SD5219	6.00%		04/01/2054	4,313,707
2,927,614	Pool SD6815	6.00%		04/01/2054	2,983,787
5,206,462	Pool SL0223	5.50%		02/01/2055	5,245,105
4,814,520	Pool SL0536	5.50%		02/01/2055	4,840,571
1,902,215	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	4.97%		11/15/2035	1,894,627
194,885	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	1.86	%(g)(i)	02/15/2038	19,689
3,415,509	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		11/15/2046	3,348,198
1,615,225	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.87%		10/25/2049	1,575,449
5,439,351	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.77%		05/25/2050	5,223,437
4,556,635	Series 5473-DF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.46%		11/25/2054	4,533,559
4,302,670	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.46%		11/25/2054	4,288,528
4,092,923	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.66%		03/25/2054	4,103,901
4,760,984	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	4,729,687
4,741,215	Series 5525-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	4,733,399
5,618,955	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		05/25/2054	5,610,549
	Federal National Mortgage Association
719,689	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	7.01%		11/01/2042	744,762
473,000	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.96% Cap)	6.61%		05/01/2045	491,030
5,187,800	Pool CB9973	5.50%		02/01/2055	5,231,910
4,855,099	Pool CB9999	6.00%		02/01/2055	5,011,613
6,385,276	Pool FA1444	5.50%		04/01/2055	6,400,076
4,178,109	Pool FS6084	6.00%		10/01/2053	4,281,380
5,103,098	Pool FS7622	5.50%		04/01/2054	5,146,029
117,922	Pool MA1200	3.00%		10/01/2032	113,703
3,726,302	Pool MA5086	5.00%		07/01/2043	3,743,897
3,706,912	Pool MA5112	5.00%		08/01/2043	3,717,453
1,760,486	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.87%		03/25/2044	1,739,353
1,482,765	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.87%		03/25/2046	1,460,844
5,275,822	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(g)(i)	06/25/2049	588,265
2,555,480	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.90%		09/25/2049	2,476,847
3,414,055	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.87%		06/25/2050	3,297,801
18,783,486	Series 2020-M49-1A1	1.30	%(b)	11/25/2030	17,467,943
2,640,105	Series 2023-M4-A1	3.89	%(b)	09/25/2032	2,616,200
3,724,652	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.46%		11/25/2054	3,707,567
1,895,785	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		12/25/2054	1,911,212
3,087,628	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		12/25/2054	3,107,530
4,616,803	Series 2024-95-FC (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.71%		12/25/2054	4,636,320
5,001,095	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	4,990,163
4,757,264	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		06/25/2054	4,749,665
5,109,789	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		04/25/2055	5,110,441
3,947,822	Series 2025-42-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		06/25/2055	3,984,487
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.93	%(a)	05/25/2026	2,421,819
124,762,277	Series 2017-K67-X2B	0.10	%(a)(g)	09/25/2049	234,004
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.68	%(a)	03/25/2027	2,457,022
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	6.73	%(a)	08/25/2029	844,403
	Government National Mortgage Association
1,756,603	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.83%		09/20/2046	1,716,598
2,418,186	Series 2022-183-B	5.00%		04/20/2047	2,480,332
2,483,106	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.83%		02/20/2049	2,344,325
	Total US Government and Agency Mortgage Backed Obligations (Cost $168,675,674)				166,669,187

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS - 25.2%
10,339,810	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	10,514,168
15,111,194	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	14,796,741
7,688,803	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	7,785,817
101,450,000	United States Treasury Note/Bond	0.38%	12/31/2025	99,532,845
80,500,000	United States Treasury Note/Bond	0.38%	01/31/2026	78,731,764
136,700,000	United States Treasury Note/Bond	0.75%	03/31/2026	133,337,662
51,800,000	United States Treasury Note/Bond	0.75%	05/31/2026	50,278,832
80,400,000	United States Treasury Note/Bond	0.63%	07/31/2026	77,576,578
93,100,000	United States Treasury Note/Bond	0.88%	09/30/2026	89,696,031
61,350,000	United States Treasury Note/Bond	0.63%	03/31/2027	58,124,332
4,900,000	United States Treasury Note/Bond	0.50%	06/30/2027	4,598,822
210,000,000	United States Treasury Note/Bond	0.75%	01/31/2028	194,865,235
100,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	85,800,781
	Total US Government and Agency Obligations (Cost $902,831,661)			905,639,608
COMMON STOCKS - 0.0%(j)
9,129	Flame Aggregator - Series R(e)(k)			182,580
907	Flame Aggregator - Series U(e)(k)			18,140
	Total Common Stocks (Cost $20,580)			200,720

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 5.8%
42,348,854	First American Government Obligations Fund - U	4.28	%(l)		42,348,854
42,348,854	JPMorgan US Government Money Market Fund - IM	4.28	%(l)		42,348,854
42,348,855	MSILF Government Portfolio - Institutional	4.24	%(l)		42,348,855
80,000,000	United States Treasury Bill	0.00%		07/31/2025	79,723,534
	Total Short Term Investments (Cost $206,768,830)				206,770,097
	Total Investments - 96.5% (Cost $3,691,795,956)				3,474,798,577
	Other Assets in Excess of Liabilities - 3.5%				126,744,367
	NET ASSETS - 100.0%				$3,601,542,944

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.2%
Collateralized Loan Obligations	12.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.6%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
US Corporate Bonds	10.5%
Asset Backed Obligations	7.5%
Short Term Investments	5.8%
US Government and Agency Mortgage Backed Obligations	4.6%
Foreign Corporate Bonds	3.8%
Bank Loans	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Common Stocks	0.0	%(j)
Other Assets and Liabilities	3.5%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.2%
Collateralized Loan Obligations	12.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.6%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
Asset Backed Obligations	7.5%
Short Term Investments	5.8%
US Government and Agency Mortgage Backed Obligations	4.6%
Banking	3.1%
Energy	1.8%
Utilities	1.6%
Technology	1.4%
Healthcare	0.9%
Transportation	0.7%
Finance	0.7%
Insurance	0.7%
Aerospace & Defense	0.6%
Food Products	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Media	0.4%
Mining	0.3%
Construction	0.3%
Telecommunications	0.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Real Estate	0.3%
Commercial Services	0.3%
Retailers (other than Food/Drug)	0.2%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Pharmaceuticals	0.2%
Consumer Products	0.2%
Electronics/Electric	0.2%
Chemicals/Plastics	0.2%
Diversified Manufacturing	0.2%
Environmental Control	0.1%
Containers and Glass Products	0.1%
Business Equipment and Services	0.1%
Automotive	0.1%
Building and Development (including Steel/Metals)	0.1%
IT Services	0.1%
Food Service	0.0	%(j)
Conglomerates	0.0	%(j)
Financials	0.0	%(j)
Other Assets and Liabilities	3.5%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $1,484,287,925 or 41.2% of the Fund's net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Value determined using significant unobservable inputs.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate

Swap Agreements

Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/06/2026	$80,000,000	$12,138,058	$–	$12,138,058
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/28/2025	100,000,000	9,383,974	–	9,383,974
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/20/2025	83,000,000	7,932,187	–	7,932,187
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/09/2025	80,000,000	7,463,062	–	7,463,062
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	07/31/2025	72,000,000	7,130,074	–	7,130,074
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/06/2025	83,000,000	6,787,100	–	6,787,100
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/23/2025	98,000,000	6,037,637	–	6,037,637
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/05/2025	71,000,000	4,991,679	–	4,991,679
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/15/2026	110,000,000	4,692,588	–	4,692,588
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/15/2025	43,000,000	4,670,607	–	4,670,607
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/18/2025	55,000,000	4,351,633	–	4,351,633
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/21/2026	100,000,000	4,261,250	–	4,261,250
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/26/2025	70,000,000	4,152,457	–	4,152,457
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/27/2026	50,000,000	4,040,725	–	4,040,725
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/10/2025	85,000,000	4,006,966	–	4,006,966
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/06/2025	80,000,000	3,998,657	–	3,998,657
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	10/03/2025	85,000,000	3,861,611	–	3,861,611
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/16/2025	79,000,000	3,800,392	–	3,800,392
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	02/04/2026	70,000,000	3,716,234	–	3,716,234
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/20/2026	75,000,000	3,677,884	–	3,677,884
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	09/11/2025	52,000,000	3,185,763	–	3,185,763
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	10/29/2025	75,000,000	3,083,847	–	3,083,847

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/29/2026	90,000,000	2,944,006	–	2,944,006
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/14/2026	60,000,000	2,701,206	–	2,701,206
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	01/09/2026	60,000,000	2,631,680	–	2,631,680
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/24/2025	85,000,000	2,436,555	–	2,436,555
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/10/2026	50,000,000	2,292,412	–	2,292,412
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/19/2025	36,000,000	2,175,820	–	2,175,820
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/26/2026	85,000,000	2,055,830	–	2,055,830
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/24/2025	60,000,000	2,023,372	–	2,023,372
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/03/2026	92,000,000	1,897,255	–	1,897,255
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/12/2026	69,000,000	1,775,492	–	1,775,492
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/22/2026	55,000,000	1,526,046	–	1,526,046
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/12/2026	73,000,000	1,005,102	–	1,005,102
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/18/2026	55,000,000	641,387	–	641,387
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	04/03/2026	70,000,000	601,335	–	601,335
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	07/08/2026	92,000,000	540,450	–	540,450
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	03/04/2026	80,000,000	534,046	–	534,046
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/14/2025	45,000,000	216,426	–	216,426
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/19/2026	70,000,000	20,453	–	20,453
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/03/2025	93,000,000	(386,629)	–	(386,629)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/18/2026	95,000,000	(833,425)	–	(833,425)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/11/2026	93,000,000	(1,093,792)	–	(1,093,792)

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	01/28/2026	100,000,000	(1,608,877)	–	(1,608,877)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	12/12/2025	89,000,000	(2,064,236)	–	(2,064,236)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/31/2025	90,000,000	(2,212,554)	–	(2,212,554)
							$137,183,745	$–	$137,183,745

(1)	Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2025, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

DoubleLine Flexible Income Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 6.3%
	Affirm, Inc.
2,250,000	Series 2024-X2-D	6.08	%(a)	12/17/2029	2,267,884
	Apollo Aviation Securitization Equity Trust
910,607	Series 2022-1A-A	6.00	%(a)	05/16/2047	925,988
1,914,324	Series 2024-1A-B	6.90	%(a)	05/16/2049	1,941,680
2,370,958	Series 2024-2A-B	6.61	%(a)	09/16/2049	2,462,157
2,926,521	Series 2025-1A-B	6.58	%(a)	02/16/2050	2,988,399
	Arivo Acceptance Auto Loan Receivables Trust
486,346	Series 2021-1A-C	3.77	%(a)	03/15/2027	486,091
	Blue Stream Communications LLC
1,000,000	Series 2024-1A-B	6.04	%(a)	11/20/2054	1,016,712
1,000,000	Series 2024-1A-C	8.71	%(a)	11/20/2054	1,057,245
	Business Jet Securities LLC
1,640,667	Series 2024-2A-C	7.97	%(a)	09/15/2039	1,653,219
	CAI International, Inc.
594,375	Series 2020-1A-B	3.50	%(a)	09/25/2045	565,007
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30	%(a)	06/15/2043	2,292,484
1,946,911	Series 2025-1A-A	5.78	%(a)	02/15/2050	1,989,424
	Cloud Capital Holdco LP
1,850,000	Series 2024-2A-A2	5.92	%(a)	11/22/2049	1,861,465
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	2,178,632
	Compass Datacenters LLC
1,500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	1,543,118
500,000	Series 2024-2A-B2	6.00	%(a)	08/25/2049	505,961
2,500,000	Series 2025-1A-A3	5.85	%(a)	02/25/2050	2,525,041
	Diamond Resorts Owner Trust
390,626	Series 2021-1A-D	3.83	%(a)	11/21/2033	388,231
	DigitalBridge Group, Inc.
2,000,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	1,999,748
	Dividend Solar Loans LLC
836,332	Series 2018-1-B	4.29	%(a)	07/20/2038	776,213
574,609	Series 2018-2-B	4.25	%(a)	12/20/2038	530,458
	European Wax Center, Inc.
1,940,000	Series 2022-1A-A2	5.50	%(a)	03/15/2052	1,913,240
	ExteNet LLC
1,500,000	Series 2024-1A-C	9.05	%(a)	07/25/2054	1,576,178
	Falko Regional Aircraft Ltd.
2,889,878	Series 2021-1A-A	5.75%		04/15/2041	2,875,906
	GreenSky LLC
600,000	Series 2024-2-D	6.43	%(a)	10/27/2059	608,044
	Jersey Mike's Funding
1,845,866	Series 2019-1A-A2	4.43	%(a)	02/15/2050	1,831,073
	JOL Air Ltd.
687,840	Series 2019-1-B	4.95	%(a)	04/15/2044	682,787
	Lendingpoint Asset Securitization Trust
241,856	Series 2022-C-B	7.46	%(a)	02/15/2030	241,898
	Loanpal Solar Loan Ltd.
908,516	Series 2021-1GS-C	3.50	%(a)	01/20/2048	643,452
	Luminace Issuer LLC
721,424	Series 2024-1-A	5.87	%(a)	10/30/2031	719,395
	Lunar Structured Aircraft Portfolio Notes
2,047,207	Series 2021-1-C	5.68	%(a)	10/15/2046	1,984,974
	MAPS Ltd.
37,883	Series 2021-1A-C	5.44	%(a)	06/15/2046	37,105
	Mariner Finance Issuance Trust
2,250,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	2,277,955

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Marlette Funding Trust
747,271	Series 2022-1A-D	3.39	%(a)	04/15/2032	733,211
1,931,574	Series 2022-3A-C	6.89	%(a)	11/15/2032	1,938,347
	Mosaic Solar Loans LLC
2,250,503	Series 2025-1A-A	6.12	%(a)	08/22/2050	2,235,833
	Pagaya AI Debt Selection Trust
1,318,416	Series 2021-3-C	3.27	%(a)	05/15/2029	1,290,093
629,804	Series 2024-1-A	6.66	%(a)	07/15/2031	633,958
	QTS Issuer ABS I LLC
2,500,000	Series 2025-1A-B	5.93	%(a)	05/25/2055	2,538,998
	SSI ABS Issuer LLC
750,000	Series 2025-1-A	6.15	%(a)	07/25/2065	752,629
	Start/Bermuda
1,078,251	Series 2018-1-A	4.09	%(a)	05/15/2043	1,078,319
	Subway Funding LLC
995,000	Series 2024-3A-A23	5.91	%(a)	07/30/2054	987,940
	Switch ABS Issuer LLC
1,500,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	1,518,272
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,037,619
	Tesla Sustainable Energy Trust
1,500,000	Series 2024-1A-C	6.25	%(a)	06/21/2050	1,502,949
	Uniti Group LP
2,500,000	Series 2025-1A-B	6.37	%(a)	04/20/2055	2,552,413
	Upstart Pass-Through Trust Series
158,132	Series 2021-ST3-A	2.00	%(a)	05/20/2027	157,593
	Upstart Securitization Trust
409,603	Series 2021-3-C	3.28	%(a)	07/20/2031	405,599
2,200,329	Series 2021-4-C	3.19	%(a)	09/20/2031	2,169,173
2,850,000	Series 2024-1-B	6.24	%(a)	11/20/2034	2,880,680
2,100,000	Series 2025-2-C	6.02	%(a)	06/20/2035	2,121,216
	Vivant Solar Financing V Parent LLC
4,116,783	Series 2018-1A-A	4.73	%(a)	04/30/2048	3,911,361
	Willis Lease Finance Corp.
861,332	Series 2018-A-A	4.75	%(a)(b)	09/15/2043	858,511
	Total Asset Backed Obligations (Cost $78,328,562)				78,651,878
BANK LOANS - 10.8%
	1261229 BC Ltd.
325,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.56%		10/08/2030	314,158
	AAdvantage Loyalty IP Ltd.
146,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.52%		04/20/2028	145,507
540,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		05/28/2032	544,185
	ABG Intermediate Holdings 2 LLC
54,588	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%		12/21/2028	54,626
	Access CIG LLC
277,302	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.38%		08/18/2028	278,927
	Acrisure LLC
2,155,965	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		11/06/2030	2,153,432
360,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		06/21/2032	360,000
	Acuris Finance US, Inc.
555,069	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.05%		02/16/2028	556,284
	ADMI Corp.
1,106,428	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	8.19%		12/23/2027	1,058,022
270,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		12/23/2027	263,290

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	AI Aqua Merger Sub, Inc.
2,900,981	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	07/31/2028	2,900,140
	Alera Group 2nd Lien T/L
205,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.50%, 0.50% Floor)	9.83%	05/30/2033	209,228
	Alera Group, Inc.
540,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%	05/28/2032	542,228
	AlixPartners LLP
283,543	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.61%, 0.50% Floor)	6.94%	02/04/2028	284,927
	Alliant Holdings Intermediate LLC
408,798	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%	09/19/2031	409,354
	Allied Universal Holdco LLC
857,807	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%	05/15/2028	862,863
	Allspring Buyer LLC
612,127	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.31%	11/01/2030	616,335
	Alpha Generation LLC
850,807	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	09/30/2031	850,662
	Alterra Mountain Co.
334,440	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	08/17/2028	336,530
187,870	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	05/31/2030	188,811
	Altice France SA
388,618	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor)	9.76%	08/31/2028	353,102
	Amentum Holdings, Inc.
443,758	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	09/29/2031	443,758
	AmWINS Group, Inc.
507,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.75% Floor)	6.58%	01/30/2032	508,196
	APi Group DE, Inc.
185,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	01/03/2029	185,251
	Apple Bidco LLC
1,363,421	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	09/23/2031	1,362,569
	Applied Systems, Inc.
125,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/23/2032	128,484
	Apro LLC
691,483	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.06%	07/09/2031	690,619
	Arches Buyer, Inc.
368,683	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.68%	12/06/2027	364,604
	Ardonagh Group Finco Pty Ltd.
37,120	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.04%	02/18/2031	36,935
46,368	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.04%	02/18/2031	46,136
38,682	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	38,488
246,892	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	245,658
103,445	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	102,928
249,434	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	02/18/2031	248,187

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Arsenal AIC Parent LLC
114,151	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%		08/19/2030	114,208
	Ascend Learning LLC
1,136,961	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		12/11/2028	1,138,081
142,340	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.85%, 0.50% Floor)	10.18%		12/10/2029	142,874
	Aspire Bakeries T/L B
393,015	Senior Secured Term Loan	7.82	%(c)	12/23/2030	393,188
	AssuredPartners, Inc.
2,603,080	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%		02/14/2031	2,612,542
	Asurion LLC
295,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		02/03/2028	282,924
425,351	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.68%		08/21/2028	421,438
165,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.69%		01/22/2029	153,514
210,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.56%		09/19/2030	204,277
142,088	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%		09/19/2030	138,747
	AthenaHealth Group, Inc.
2,119,311	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%		02/15/2029	2,119,576
	Aveanna Healthcare LLC
1,147,642	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.85%, 0.50% Floor)	8.18%		07/17/2028	1,125,768
118,610	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.15%, 0.50% Floor)	11.48%		12/10/2029	116,742
	Bally's Corp.
344,187	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.78%		10/02/2028	305,466
	Bausch + Lomb Corp.
181,763	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%		09/29/2028	182,141
1,210,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%		01/15/2031	1,213,787
	BCP Renaissance Parent LLC
262,949	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%		10/31/2028	264,059
	BCP VI Summit Holdings LP
525,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.83%		01/30/2032	528,972
	BCPE Empire Holdings, Inc.
1,087,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%		12/26/2030	1,082,407
	Beach Acquisition Bidco LLC
330,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.56%		06/28/2032	332,062
	Boxer Parent Co., Inc.
1,113,374	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		07/30/2031	1,107,735
445,533	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	10.08%		07/30/2032	434,676
	Brand Industrial Services, Inc.
602,903	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.50% Floor)	8.78%		08/01/2030	507,081
	Brazos Delaware II LLC
14,626	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.31%		02/11/2030	14,668
	BroadStreet Partners, Inc.
36,172	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		06/16/2031	36,256
370,112	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%		06/16/2031	370,973

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Brown Group Holding LLC
250,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%)	6.82%	07/01/2031	250,583
123,043	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	07/01/2031	123,308
341,161	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	07/01/2031	341,896
	Burlington Coat Factory Warehouse Corp.
154,611	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	09/19/2031	154,224
	Caesars Entertainment, Inc.
360,438	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.50% Floor)	6.58%	02/06/2031	360,665
	Camelot US Acquisition LLC
12,490	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	12,376
589,008	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	583,672
136,599	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/31/2031	135,362
490,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2031	490,919
	Castle US Holding Corp.
118,365	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.84%	05/31/2030	65,175
	Cengage Learning, Inc.
78,419	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/22/2031	78,699
134,436	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.83%	03/24/2031	134,914
	Central Parent LLC
263,672	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	07/06/2029	220,838
	Chariot Buyer LLC
825,109	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.68%	11/03/2028	827,452
	Charter Next Generation, Inc.
206,396	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.75% Floor)	7.06%	12/02/2030	207,364
	CHG Healthcare Services, Inc.
1,953,529	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	09/29/2028	1,962,505
	Clarios Global LP
511,144	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	05/06/2030	510,347
880,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	01/28/2032	881,927
	Clearwater Analytics LLC
400,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.52%	04/21/2032	400,500
	Cloud Software Group, Inc.
690,496	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	03/24/2031	692,437
1,739	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	03/24/2031	1,744
	ClubCorp Holdings, Inc.
680,997	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.56%	09/18/2026	682,699
546	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.56%	09/18/2026	547
	Clydesdale Acquisition Holdings, Inc.
313,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	7.50%	04/13/2029	313,507
	CMG Media Corp.
53,935	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.60%, 0.00% Floor)	7.90%	06/18/2029	52,410
	CNT Holdings I Corp.
338,177	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.75% Floor)	6.78%	11/08/2032	339,393

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Colossus Acquireco LLC
1,455,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.06%		06/14/2032	1,447,179
	CommScope LLC
841,022	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 2.00% Floor)	9.58%		12/17/2029	852,498
	Compass Power Generation LLC
472,601	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.56%		04/16/2029	475,850
	Construction Partners, Inc.
477,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%		11/03/2031	479,690
	CoreLogic, Inc.
200,166	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%		06/02/2028	198,384
	Cornerstone Building Brands, Inc.
380,874	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.35%, 0.50% Floor)	7.66%		04/12/2028	341,200
49,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.81%		05/15/2031	42,536
	Cornerstone OnDemand, Inc.
235,429	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%		10/16/2028	221,525
	Corpay Technologies Operating Co. LLC
868,759	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%		04/28/2028	869,845
	Cotiviti, Inc.
628,017	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%		05/01/2031	625,859
530,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%		03/29/2032	528,124
	CPI Holdco B LLC
323,988	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%		05/19/2031	323,420
240,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%		05/19/2031	240,076
	CPPIB OVM Member US LLC
238,350	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%		08/20/2031	238,052
	CQP Holdco LP
357,307	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.50% Floor)	6.30%		12/31/2030	357,768
	Creative Artists Agency LLC
698,159	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%		10/01/2031	701,028
	Crosby US Acquisition Corp.
167,706	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%		08/16/2029	168,540
	Crown Finance US, Inc.
692,236	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.57%		12/02/2031	692,928
	CSC Holdings LLC
314,197	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	9.00%		04/15/2027	306,512
315,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.81%		01/18/2028	311,240
	Cube A&D Buyer, Inc.
685,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.52%		10/20/2031	689,494
	Curium Bidco Sarl
65,156	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		07/31/2029	65,414
43,889	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		07/31/2029	44,063
19,501	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%		07/31/2029	19,578
	Cyborg Oldco DC Holdings, Inc.
98,874	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.33	%(d)(e)	05/01/2026	—

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Dexko Global, Inc.
418,376	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	8.19%	10/04/2028	401,386
	DG Investment Intermediate Holdings 2, Inc.
785,530	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.75% Floor)	7.94%	03/31/2028	787,957
45,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.86%, 0.75% Floor)	11.19%	03/29/2029	44,845
	Directv Financing LLC
49,894	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.54%	08/02/2027	50,148
206,025	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.79%	08/02/2029	204,807
	Dun & Bradstreet Corp.
235,358	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	01/18/2029	235,447
	Dynasty Acquisition Co., Inc.
281,121	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	10/31/2031	281,566
106,929	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	6.33%	10/31/2031	107,099
	EAB Global, Inc.
844,962	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	08/16/2030	831,231
	Eagle Parent Corp.
1,042,198	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	1,035,251
100,153	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	99,485
100,153	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	04/02/2029	99,485
	Ecovyst Catalyst Technologies LLC
651,406	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	06/12/2031	648,266
251,257	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	06/12/2031	250,046
	Edelman Financial Engines Center LLC
727,918	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	04/07/2028	729,538
190,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	10/06/2028	191,021
	Edgewater Generation LLC
281,743	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	08/01/2030	283,177
	EG America LLC
587,367	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	02/07/2028	590,774
	Eisner Advisory Group LLC
359,872	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.33%	02/28/2031	361,896
	Element Materials Technology Group US Holdings, Inc.
387,798	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	06/25/2029	389,494
	Ellucian Holdings, Inc.
417,633	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	10/08/2029	419,134
30,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	11/22/2032	30,675
	Emrld Borrower LP
417,025	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	08/04/2031	416,877
	Enviri Corp.
418,909	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.69%	03/10/2028	415,715
	Fertitta Entertainment LLC/NV
1,387,786	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.83%	01/29/2029	1,387,841

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	FinThrive Software Intermediate Holdings, Inc.
24,414	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.32%	12/18/2028	23,799
40,895	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	8.44%	12/18/2028	37,010
	First Advantage Holdings LLC
780,613	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	10/31/2031	781,956
	Flutter Financing BV
215,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	6.30%	06/04/2032	215,269
	Focus Financial Partners LLC
1,139,490	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/15/2031	1,138,356
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.08%	07/01/2030	13,799
	Freeport LNG Investments LLLP
669,368	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.52%	12/21/2028	670,905
	Gainwell Acquisition Corp.
1,197,389	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 0.10%, 0.75% Floor)	8.40%	10/01/2027	1,156,378
	Garda World Security Corp.
783,347	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.31%	02/01/2029	785,736
	GBT US III LLC
278,600	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.78%	07/28/2031	279,412
	GC Ferry Acquisition I, Inc.
627,813	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	06/07/2032	617,611
	Gen Digital, Inc.
635,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	04/16/2032	634,683
	GFL ES US LLC
800,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.82%	03/03/2032	801,500
	GIP Pilot Acquisition Partners LP
150,994	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	10/04/2030	151,686
	Gogo Intermediate Holdings LLC
379,496	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	8.19%	04/28/2028	373,449
	Golden State Foods LLC
327,533	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.56%	12/04/2031	329,515
	Graham Packaging Co., Inc.
449,299	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	08/04/2027	450,595
	Grant Thornton Advisors LLC
402,346	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	05/30/2031	402,497
255,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	05/30/2031	255,733
	Gray Media, Inc.
375,882	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.44%	12/01/2028	364,904
	Great Outdoors Group LLC
399,781	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.75% Floor)	7.58%	01/23/2032	399,845
	Hamilton Projects Acquiror LLC
155,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.81%	05/30/2031	155,711
90,725	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	05/30/2031	91,141
	Helios Software Holdings, Inc.
553,340	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	07/18/2030	554,665

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Herc Holdings, Inc.
195,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%	06/02/2032	195,975
	Hexion Holdings Corp.
711,301	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	8.31%	03/15/2029	710,632
	Hightower Holding LLC
1,575,146	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.26%	02/03/2032	1,573,838
	Hilcorp Energy I LP
528,675	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.31%	02/11/2030	530,327
	HomeServe USA Holding Corp.
182,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.32%	10/21/2030	183,088
	HUB International Ltd.
800,348	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.75% Floor)	6.77%	06/20/2030	803,646
	Hunter Douglas, Inc.
496,795	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	01/20/2032	495,657
	Husky Injection Molding Systems Ltd.
485,739	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.67%	02/15/2029	487,645
485,739	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.50%, 0.00% Floor)	8.80%	02/15/2029	487,645
	iHeartCommunications, Inc.
159,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	10.22%	05/01/2029	130,212
	INEOS US Finance LLC
1,388,710	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	8.68%	02/19/2030	1,334,530
	INEOS US Petrochem LLC
474,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.78%	03/29/2029	442,597
324,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.58%	10/07/2031	297,037
	ION Trading Technologies Sarl
220,460	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	04/03/2028	220,866
	Iron Mountain, Inc.
433,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	01/31/2031	433,580
	Kaman Corp.
88,393	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	88,400
121,184	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	121,194
106,597	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	106,605
88,180	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/26/2032	88,187
121,184	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	121,194
106,597	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	106,605
88,180	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	88,187
88,393	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.08%	02/26/2032	88,400
	Kaseya, Inc.
413,963	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	03/22/2032	416,065
	Kenan Advantage Group, Inc.
360,719	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	01/25/2029	356,210
	Klockner Pentaplast of America, Inc.
221,332	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 4.98%, 0.50% Floor)	9.23%	02/09/2026	205,364

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Kronos Acquisition Holdings, Inc.
151,951	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%	07/08/2031	136,604
	LBM Acquisition LLC
1,110,779	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	8.16%	06/06/2031	1,041,355
	LC Ahab US Bidco LLC
675,958	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.32%	05/01/2031	676,384
	Life Time, Inc.
333,325	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.78%	11/05/2031	334,617
	LifePoint Health, Inc.
838,291	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	8.01%	05/19/2031	830,692
	Light & Wonder International, Inc.
229,165	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.56%	04/16/2029	229,651
	Lightning Power LLC
342,413	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.55%	08/18/2031	343,435
	Lumen Technologies, Inc.
287,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.79%	04/16/2029	284,743
	Lummus Technology Holdings V LLC
446,899	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	12/31/2029	448,785
	Madison IAQ LLC
554,340	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.50% Floor)	6.76%	06/21/2028	555,380
355,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.51%	05/06/2032	356,404
	Madison Safety & Flow LLC
233,312	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/26/2031	234,041
	Mavis Tire Express Services Topco Corp.
164,588	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.75% Floor)	7.33%	05/04/2028	164,713
	McAfee Corp.
725,172	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	03/01/2029	705,759
	Medline Borrower LP
677,183	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	6.58%	10/23/2028	678,724
	MH Sub I LLC
852,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	8.58%	12/31/2031	742,966
	Michaels Cos., Inc.
397,046	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.81%	04/17/2028	333,767
	Mister Car Wash Holdings, Inc.
78,391	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	03/27/2031	78,636
	Mitchell International, Inc.
710,433	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.58%	06/17/2031	710,668
145,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	9.58%	06/17/2032	143,224
	MITER Brands Acquisition Holdco, Inc.
567,891	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	03/28/2031	569,828
	Motion Finco Sarl
460,078	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.80%	11/30/2029	439,089
	MX Holdings US, Inc.
160,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	03/17/2032	160,900

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Natgasoline LLC
248,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.83%	03/29/2030	247,506
	NEP Group, Inc.
646,711	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%	08/19/2026	597,603
54,552	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25% + 1.50% PIK, 0.00% Floor)	7.84%	08/19/2026	50,409
	Newfold Digital Holdings Group, Inc.
195,538	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.93%, 0.75% Floor)	7.93%	02/10/2028	105,835
	Nouryon Finance BV
74,619	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.51%	04/03/2028	75,062
276,685	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.51%	04/03/2028	278,328
	OneDigital Borrower LLC
673,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	07/02/2031	672,991
142,326	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	9.58%	07/02/2032	142,860
	Ontario Gaming GTA LP
563,213	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	08/01/2030	558,550
	Opal US LLC
1,195,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.25%, 0.00% Floor)	7.44%	04/23/2032	1,201,352
	Ovg Business Services LLC
647,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	06/25/2031	645,134
	Pacific Dental Services, Inc.
439,673	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%	03/17/2031	440,576
	Par Petroleum LLC
83,089	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.01%	02/28/2030	82,518
	Penn Entertainment, Inc.
385,129	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	05/03/2029	386,042
	Peraton Corp.
610,485	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%	02/01/2028	540,661
	Perrigo Investments LLC
177,954	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	04/20/2029	178,324
	PetSmart LLC
709,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	8.18%	02/14/2028	704,107
	Phoenix Newco, Inc.
800,663	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	11/15/2028	801,788
	Polaris Newco LLC
801,091	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	8.29%	06/05/2028	781,785
	Pregis TopCo LLC
574,982	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.33%	02/01/2029	577,354
	Pretium PKG Holdings, Inc.
74,054	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75% + 1.25% PIK, 1.00% Floor)	9.29%	10/02/2028	74,093
2,472	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75% + 1.25% PIK, 1.00% Floor)	9.29%	10/02/2028	2,473
65,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.01%, 0.50% Floor)	11.31%	10/01/2029	11,278
	Pretzel Parent T/L B
139,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	10/01/2031	138,847

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Prime Security Services Borrower LLC
735,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.07%	03/08/2032	730,024
	Primo Brands Corp.
1,133,193	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.50% Floor)	6.55%	03/31/2028	1,138,542
	Proofpoint, Inc.
1,763,275	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.33%	08/31/2028	1,766,431
	Quikrete Holdings, Inc.
576,319	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	03/19/2029	576,847
69,128	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	04/14/2031	69,085
508,725	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	02/10/2032	508,661
	QXO Building Products, Inc.
141,667	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.28%	04/30/2032	142,811
	Radiology Partners, Inc.
835,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	06/30/2032	829,259
	RealPage, Inc.
293,475	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	7.56%	04/24/2028	291,789
189,525	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	04/24/2028	190,064
	Sabre GLBL, Inc.
138,280	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%	12/17/2027	136,403
152,755	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.94%	12/17/2027	150,682
261,588	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.43%	11/15/2029	261,588
94,622	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	10.43%	11/15/2029	90,246
	Savor Acquisition, Inc.
397,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	02/19/2032	400,388
	Sazerac Co., Inc.
225,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	06/25/2032	225,281
	Sedgwick Claims Management Services, Inc.
501,213	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	07/31/2031	503,581
	Select Medical Corp.
313,425	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	12/03/2031	314,798
	Signia Aerospace LLC
357,028	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	12/11/2031	359,260
292,114	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	12/11/2031	293,940
	Six Flags Entertainment Corp.
268,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	05/01/2031	269,171
	Solenis Holdings Ltd.
600,470	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	06/23/2031	594,603
	Sotera Health Holdings LLC
640,163	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	05/30/2031	643,767
	Southern Veterinary Partners LLC
713,213	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.53%	12/04/2031	714,853
	Spin Holdco, Inc.
150,915	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.26%, 0.75% Floor)	8.58%	03/06/2028	132,994
	Staples, Inc.
218,350	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	10.03%	09/10/2029	202,051

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Starwood Property Mortgage LLC
97,981	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	01/02/2030	98,410
	Station Casinos LLC
143,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	6.33%	03/14/2031	143,603
	StubHub Holdco Sub LLC
917,751	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	03/15/2030	893,274
	SWF Holdings I Corp.
197,945	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 1.00% Floor)	8.44%	10/06/2028	152,665
	Tamko Building Products LLC
91,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.03%	09/20/2030	91,592
91,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.05%	09/20/2030	91,592
45,169	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/20/2030	45,338
44,256	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/20/2030	44,422
91,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	09/20/2030	91,592
	Team Health Holdings, Inc.
404,917	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 1.00% Floor)	9.53%	03/02/2027	403,524
	Tecta America Corp.
520,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.33%	02/18/2032	521,789
	Tiger Acquisition LLC
693,613	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.08%	06/01/2028	696,024
	Townsquare Media, Inc.
149,063	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	9.32%	02/19/2030	134,902
	Trans Union LLC
178,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	06/24/2031	178,626
	TransDigm, Inc.
650,085	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.80%	02/28/2031	651,973
441,663	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.80%	01/20/2032	442,826
	Travelport Finance Luxembourg Sarl
46,397	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%	09/29/2028	36,059
116,202	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.69%, 1.00% Floor)	11.30%	09/29/2028	90,311
	TricorBraun Holdings, Inc.
423,062	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.36%, 0.50% Floor)	7.69%	03/03/2028	423,100
	Trident TPI Holdings, Inc.
874,604	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	860,505
	Trucordia Insurance Holdings LLC
655,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.56%	06/17/2032	657,047
	UFC Holdings LLC
383,075	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	11/21/2031	384,941
	United Airlines, Inc.
360,487	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	6.28%	02/24/2031	361,727
	United Natural Foods, Inc.
146,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.08%	05/01/2031	147,763

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	United Talent Agency LLC
138,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.81%	06/10/2032	139,120
	Univision Communications, Inc.
398,052	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.55%	06/25/2029	397,389
	Upbound Group, Inc.
547,226	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	7.03%	02/17/2028	549,962
	Vantage Specialty Chemicals, Inc.
743,495	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.50% Floor)	9.03%	10/26/2026	721,718
	Veritiv Operating Co.
273,909	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%	11/30/2030	275,210
	Vestis Corp.
555,531	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.58%	02/24/2031	534,699
	Victra Holdings LLC
424,136	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.75% Floor)	8.55%	03/29/2029	424,800
	Virgin Media Bristol LLC
500,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.37%	03/31/2031	494,290
	Vizient, Inc.
310,484	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	6.08%	08/01/2031	311,765
	Voyager Parent LLC
1,500,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	9.07%	05/10/2032	1,486,665
	VT Topco, Inc.
168,269	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	7.30%	08/09/2030	168,827
	Wand NewCo 3, Inc.
1,109,343	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.83%	01/30/2031	1,105,671
	WaterBridge Midstream Operating LLC
673,761	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.00% Floor)	9.31%	06/27/2029	671,955
	WaterBridge NDB Operating LLC
263,013	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	8.30%	05/10/2029	263,341
	WEC US Holdings, Inc.
461,513	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	01/27/2031	462,147
	WestJet Loyalty LP
354,940	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.55%	02/14/2031	355,428
	Whatabrands LLC
1,003,321	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.83%	08/03/2028	1,004,886
	White Cap Supply Holdings LLC
870,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%	10/31/2029	867,199
	WhiteWater Matterhorn Holdings LLC
160,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.57%	06/16/2032	160,133
	WR Grace Holdings LLC
418,915	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	7.55%	09/22/2028	420,050
	Wyndham Hotels & Resorts, Inc.
529,650	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.08%	05/28/2030	532,391
	Zayo Group Holdings, Inc.
266,026	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11%, 0.00% Floor)	7.44%	03/09/2027	253,734
400,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	03/09/2027	385,208

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Zelis Payments Buyer, Inc.
697,049	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.58%		11/26/2031	694,288
	Ziggo Financing Partnership
100,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.61%, 0.00% Floor)	6.93%		04/28/2028	97,921
	Total Bank Loans (Cost $135,966,187)				135,643,216
COLLATERALIZED LOAN OBLIGATIONS - 14.0%
	Aimco CDO
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.42	%(a)	04/18/2037	1,005,664
	Anthelion Ltd.
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	0.00	%(a)	07/20/2036	997,500
	Bain Capital Credit CLO
1,250,000	Series 2021-7A-DR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.17	%(a)	01/22/2035	1,248,936
1,000,000	Series 2025-1A-D1 (3 mo. Term SOFR + 2.50%, 2.50% Floor)	6.80	%(a)	04/23/2038	1,000,104
	Blackstone, Inc.
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.02	%(a)	04/15/2031	1,523,053
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.43	%(a)	10/22/2030	3,738,449
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.69	%(a)	11/15/2030	984,115
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.53	%(a)	10/20/2030	990,587
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.12	%(a)	07/20/2037	2,527,117
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.52	%(a)	07/15/2030	1,003,463
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.29	%(a)	01/30/2031	2,006,243
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.46	%(a)	04/15/2035	995,816
	Canyon CLO
1,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.56%, 6.30% Floor)	10.82	%(a)	10/15/2034	1,002,966
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.74	%(a)	01/25/2035	502,141
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.13	%(a)	04/25/2037	1,015,236
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.47	%(a)	07/20/2037	502,876
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.15	%(a)	01/20/2035	3,516,590
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.95	%(a)	01/20/2035	3,540,392
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	8.37	%(a)	01/25/2035	501,087
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-D1R2 (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.01	%(a)	01/16/2038	1,006,855
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	7.76	%(a)	07/15/2037	4,001,787
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.02	%(a)	01/15/2031	3,040,790
1,000,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.77	%(a)	07/15/2030	999,414
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.87	%(a)	07/15/2035	1,003,356
900,000	Series 2020-77A-DR (3 mo. Term SOFR + 3.26%, 3.26% Floor)	7.58	%(a)	05/20/2034	895,254
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.42	%(a)	07/20/2037	1,008,043
1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	7.32	%(a)	07/20/2037	1,008,070
	Halcyon Loan Advisors Funding Ltd.
288,132	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.54	%(a)	09/28/2025	45,554
500,000	Series 2018-1A-A2 (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.33	%(a)	07/21/2031	502,250
	Highbridge Loan Management Ltd.
2,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.43	%(a)	10/20/2029	2,007,814
	ICG US CLO Ltd.
2,500,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.38%, 1.38% Floor)	0.00	%(a)	07/18/2038	2,500,000

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.47	%(a)	10/15/2030	3,890,222
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.03	%(a)	01/20/2031	4,978,104
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.47	%(a)	07/16/2031	1,492,356
	LCM XIII LP
3,175,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.28	%(a)	07/20/2031	3,165,650
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.27	%(a)	07/21/2037	502,597
	Madison Park Funding Ltd.
4,500,000	Series 2015-18A-BR (3 mo. Term SOFR + 1.86%, 0.00% Floor)	6.13	%(a)	10/21/2030	4,511,646
	Magnetite CLO Ltd.
3,500,000	Series 2018-20A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.03	%(a)	04/20/2031	3,511,690
1,750,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.59	%(a)	01/25/2035	1,761,751
	Marble Point CLO
5,500,000	Series 2021-2A-B (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.39	%(a)	07/25/2034	5,527,484
3,500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.04	%(a)	10/17/2034	3,491,273
	Menlo CLO Ltd.
5,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.69	%(a)	01/20/2038	5,018,932
	Myers Park CLO
1,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.58	%(a)	10/20/2030	997,456
	Neuberger Berman CLO Ltd.
1,000,000	Series 2021-44A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.91	%(a)	10/16/2035	1,004,040
	OCP CLO Ltd.
2,250,000	Series 2021-21A-D1R (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.92	%(a)	01/20/2038	2,246,295
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.49	%(a)	01/22/2038	10,006,388
	Octagon Investment Partners Ltd.
4,500,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.42	%(a)	07/15/2029	4,532,162
4,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 2.60% Floor)	7.13	%(a)	01/20/2031	4,041,993
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.53	%(a)	01/20/2035	480,043
1,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.82	%(a)	07/15/2036	977,710
	Park Avenue Institutional Advisers CLO Ltd.
500,000	Series 2021-2A-D (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.92	%(a)	07/15/2034	501,481
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	9.03	%(a)	07/20/2032	2,003,953
500,000	Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.03	%(a)	01/21/2031	488,282
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.82	%(a)	07/15/2034	5,827,664
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.04	%(a)	10/25/2034	980,334
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.88	%(a)	07/20/2034	1,002,983
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.89	%(a)	10/25/2034	5,015,460
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.69	%(a)	10/25/2034	7,513,592
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.94	%(a)	10/25/2034	3,277,210
	Stewart Park CLO
3,500,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	7.12	%(a)	01/15/2030	3,512,864
	Storm King Park CLO Ltd.
4,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.62	%(a)	10/15/2037	4,016,447
	Symphony CLO Ltd.
1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.57	%(a)	10/15/2031	1,493,004
	TIAA CLO Ltd.
1,500,000	Series 2017-2A-B (3 mo. Term SOFR + 1.76%, 0.00% Floor)	6.02	%(a)	01/16/2031	1,501,518
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.43	%(a)	04/20/2031	498,995
	Vibrant CLO Ltd.
500,000	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	6.38	%(a)	10/20/2031	503,978
2,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.70	%(a)	10/20/2037	2,009,420
	Voya CLO Ltd.
1,200,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	7.06	%(a)	07/15/2034	1,206,090

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Wellfleet CLO Ltd.
2,000,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	8.08	%(a)	07/20/2032	2,013,041
750,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.02	%(a)	01/15/2035	752,169
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	11.28	%(a)	10/18/2030	1,984,791
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.42	%(a)	01/15/2031	4,016,691
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.27	%(a)	01/15/2031	1,820,087
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.93	%(a)	10/22/2031	1,523,433
2,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.25	%(a)	04/18/2036	2,005,792
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.42	%(a)	07/15/2030	1,505,117
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.70	%(a)	01/20/2035	7,515,479
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.73	%(a)	01/20/2035	974,439
	Wind River Ltd.
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.27	%(a)	04/20/2038	1,004,337
	Total Collateralized Loan Obligations (Cost $175,332,244)				175,227,965
FOREIGN CORPORATE BONDS - 4.7%
1,014,907	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	1,014,409
649,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	582,071
400,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	343,440
1,024,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	902,423
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	567,309
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	592,842
417,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	336,779
500,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	494,869
556,000	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	473,761
200,000	Agrosuper SA	4.60%		01/20/2032	186,844
324,999	AL Candelaria Spain SA	7.50%		12/15/2028	324,632
500,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	424,675
500,000	AL Candelaria Spain SA	5.75%		06/15/2033	424,675
255,000	Altice France SA	5.50	%(a)	10/15/2029	211,650
1,600,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	1,528,086
215,000	Ardonagh Finco Ltd.	7.75	%(a)	02/15/2031	224,941
400,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	408,434
500,000	Banco Continental SAECA	2.75%		12/10/2025	495,608
400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(f)	04/22/2031	356,363
200,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	201,160
800,000	Banco de Bogota SA	6.25%		05/12/2026	803,024
600,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	600,000
1,350,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	1,310,192
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	296,193
900,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	896,175
1,350,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,346,000
400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40	%(a)	04/30/2035	408,460
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(f)	06/27/2029	198,107
700,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(f)	05/20/2031	709,891
200,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	210,435

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
900,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	930,887
330,000	Belron UK Finance PLC	5.75	%(a)	10/15/2029	332,993
400,000	Braskem Idesa SAPI	6.99%		02/20/2032	277,992
500,000	Braskem Netherlands Finance BV	4.50%		01/31/2030	387,880
400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(a)	02/15/2039	412,418
600,000	Canacol Energy Ltd.	5.75%		11/24/2028	207,638
600,000	CAP SA	3.90	%(a)	04/27/2031	482,641
900,000	CAP SA	3.90%		04/27/2031	723,961
1,100,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(f)	06/08/2026	1,082,625
200,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20	%(a)(f)	06/10/2030	202,300
200,000	Cencosud SA	4.38%		07/17/2027	198,554
1,232,323	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	1,089,435
400,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	400,072
691,296	Cometa Energia SAB de CV	6.38%		04/24/2035	712,955
900,000	Cosan Overseas Ltd.	8.25	%(f)	08/05/2025	908,892
600,000	CSN Resources SA	5.88%		04/08/2032	493,944
1,500,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	1,472,196
165,105	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	7,219
339,480	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	2,115
312,750	Empresa Electrica Angamos SA	4.88%		05/25/2029	282,273
372,360	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	368,413
600,000	Energuate Trust	5.88%		05/03/2027	597,216
523,011	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	512,046
321,800	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	325,340
400,000	Frigorifico Concepcion SA	7.70%		07/21/2028	311,131
529,944	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	435,173
230,000	Garda World Security Corp.	4.63	%(a)	02/15/2027	228,728
285,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	292,713
300,000	GCC SAB de CV	3.61%		04/20/2032	265,382
220,000	GGAM Finance Ltd.	6.88	%(a)	04/15/2029	227,992
825,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	846,748
264,800	GNL Quintero SA	4.63%		07/31/2029	262,731
700,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	728,427
250,000	Grifols SA	4.75	%(a)	10/15/2028	240,488
768,290	Guara Norte Sarl	5.20%		06/15/2034	728,680
365,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	382,081
1,100,000	InRetail Consumer	3.25%		03/22/2028	1,044,176
700,000	InRetail Shopping Malls	5.75%		04/03/2028	700,098
100,000	Intelsat Jackson Holdings SA	6.50	%(a)	03/15/2030	102,219
600,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	583,553
35,079	Invepar Holdings	0.00	%(d)(e)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	197,894
923,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	850,373
400,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	392,239
200,000	Kallpa Generacion SA	4.13%		08/16/2027	198,508
700,000	KUO SAB De CV	5.75%		07/07/2027	690,178
872,508	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	821,380
245,000	Mattamy Group Corp.	4.63	%(a)	03/01/2030	235,671
200,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	198,360
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38	%(a)	02/15/2031	299,572
600,000	Mexarrend SAPI de CV	10.25	%(a)(d)	07/24/2025	4,500
603,449	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	600,130
1,170,000	Millicom International Cellular SA	6.25%		03/25/2029	1,173,377
250,000	Minerva Luxembourg SA	5.88%		01/19/2028	250,373
400,000	Minerva Luxembourg SA	8.88%		09/13/2033	432,338
500,000	Minsur SA	4.50%		10/28/2031	465,525
677,601	Mong Duong Finance Holdings BV	5.13%		05/07/2029	662,502

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
400,000	Movida Europe SA	7.85	%(a)	04/11/2029	369,564
1,391,408	MV24 Capital BV	6.75%		06/01/2034	1,350,695
500,000	NBM US Holdings, Inc.	6.63%		08/06/2029	503,869
250,000	Nissan Motor Co. Ltd.	4.35	%(a)	09/17/2027	240,174
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	235,944
310,000	Opal Bidco SAS	6.50	%(a)	03/31/2032	316,591
452,000	Orazul Energy Peru SA	5.63%		04/28/2027	448,065
1,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	1,193,964
600,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	601,202
125,000	Parkland Corp.	4.63	%(a)	05/01/2030	119,795
200,000	Periama Holdings	5.95%		04/19/2026	200,059
166,680	Peru LNG Srl	5.38%		03/22/2030	156,870
1,295,493	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,313,354
500,000	Raizen Fuels Finance SA	5.70%		01/17/2035	468,500
500,000	Reliance Industries Ltd.	3.67%		11/30/2027	491,077
1,226,666	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	890,161
200,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	208,950
400,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%		08/02/2028	375,993
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(a)	10/01/2035	203,400
305,000	Seaspan Corp.	5.50	%(a)	08/01/2029	290,210
600,000	Simpar Europe SA	5.20%		01/26/2031	492,000
200,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	199,251
200,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	205,350
929,806	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	879,174
200,000	TK Elevator US Newco, Inc.	5.25	%(a)	07/15/2027	199,993
200,000	Trivium Packaging Finance BV	8.25	%(a)	07/15/2030	211,650
200,000	Ultrapar International SA	5.25%		10/06/2026	199,669
62,116	Unigel Luxembourg SA 13.50% Cash or 15.00% PIK	13.50%		12/31/2027	50,003
44,227	Unigel Luxembourg SA 13.50% Cash or 15.00% PIK	13.50	%(a)	12/31/2027	35,603
215,779	Unigel Luxembourg SA 11.00% Cash or 12.00% PIK	11.00%		12/31/2028	60,418
50,179	Unigel Luxembourg SA 11.00% Cash or 12.00% PIK	11.00	%(a)	12/31/2028	14,050
262,805	Unigel Netherlands Holding Corp. BV 15.00% Cash or 15.00% PIK	15.00%		12/31/2044	8,541
1,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	980,229
500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	484,105
225,000	Vallourec SACA	7.50	%(a)	04/15/2032	236,140
325,000	VZ Secured Financing BV	5.00	%(a)	01/15/2032	289,396
200,000	Wipro IT Services LLC	1.50%		06/23/2026	194,143
300,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	304,449
	Total Foreign Corporate Bonds (Cost $59,856,342)				59,161,294
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.4%
800,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(f)	10/15/2025	808,018
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(a)	05/07/2030	203,122
400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	395,985
1,308,197	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,041,325
200,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	199,196
400,000	Chile Electricity Lux Mpc II Sarl	5.67	%(a)	10/20/2035	403,202
186,000	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	192,930
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,143,380
400,000	Comision Federal de Electricidad	6.45	%(a)	01/24/2035	395,317
900,000	Corp. Nacional del Cobre de Chile	5.13%		02/02/2033	877,251
1,350,000	Dominican Republic International Bond	5.50%		02/22/2029	1,347,435
1,500,000	Ecopetrol SA	5.88%		11/02/2051	988,839

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
695,975	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	707,041
300,000	Guatemala Government Bond	4.50%		05/03/2026	297,717
400,000	Guatemala Government Bond	4.38%		06/05/2027	394,000
200,000	Guatemala Government Bond	4.88%		02/13/2028	198,087
400,000	Guatemala Government Bond	5.25%		08/10/2029	398,000
300,000	Guatemala Government Bond	5.38%		04/24/2032	293,679
556,723	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	565,001
1,400,000	Mexico Government International Bond	6.34%		05/04/2053	1,288,140
500,000	Morocco Government International Bond	2.38%		12/15/2027	473,452
200,000	Morocco Government International Bond	5.95%		03/08/2028	205,178
400,000	Morocco Government International Bond	3.00%		12/15/2032	339,110
200,000	Morocco Government International Bond	4.00%		12/15/2050	136,470
200,000	OCP SA	4.50%		10/22/2025	199,431
1,000,000	OCP SA	6.75%		05/02/2034	1,037,958
300,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	297,383
543,000	Paraguay Government International Bond	4.70%		03/27/2027	543,299
1,000,000	Pertamina Persero PT	1.40%		02/09/2026	981,007
300,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	297,224
500,000	Petroleos Mexicanos	6.75%		09/21/2047	362,458
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $18,256,166)				17,010,635
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 10.8%
	1345 Trust
1,050,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.90	%(a)	06/15/2030	1,053,384
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.29	%(a)(g)(h)	10/15/2054	641,202
	Arbor Realty Trust, Inc.
14,945,300	Series 2020-MF1-XA	1.05	%(a)(g)(h)	05/15/2053	536,607
	ARDN Mortgage Trust
1,060,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.80	%(a)	06/15/2035	1,064,826
	AREIT Trust
1,690,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	01/17/2030	1,613,394
	BANK
8,672,676	Series 2017-BNK5-XA	1.08	%(g)(h)	06/15/2060	137,146
57,220,609	Series 2018-BN11-XA	0.59	%(g)(h)	03/15/2061	666,300
	BANK5 Trust
2,034,000	Series 2024-5YR10-C	5.74	%(g)	10/15/2057	2,019,363
760,000	Series 2025-5YR15-D	4.00	%(a)	07/15/2030	646,809
13,000,000	Series 2025-5YR15-XA	1.44	%(g)	06/15/2030	685,061
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28	%(a)	11/15/2034	6,281
1,104,000	Series 2024-5C29-C	5.51%		09/15/2057	1,097,492
13,773,000	Series 2025-C32-XD	2.54	%(a)(g)(h)	02/15/2062	2,345,882
	BDS Ltd.
920,496	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78	%(a)	12/16/2036	923,882
1,600,000	Series 2022-FL11-B (1 mo. Term SOFR + 2.35%, 2.35% Floor)	6.67	%(a)	03/19/2039	1,603,920
1,650,000	Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)	6.56	%(a)	09/19/2039	1,655,127
	Benchmark Mortgage Trust
244,730	Series 2020-B19-A2	1.69%		09/15/2053	242,781
5,701,129	Series 2020-B22-XA	1.62	%(g)(h)	01/15/2054	374,757
56,161,775	Series 2022-B32-XA	0.56	%(a)(g)(h)	01/15/2055	852,008
1,627,000	Series 2024-V9-C	6.45	%(g)	08/15/2057	1,669,407
4,665,000	Series 2025-V15-XA	1.12	%(g)(h)	06/15/2058	226,583
	Blackstone Mortgage Trust, Inc.
956,439	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	05/15/2038	953,417

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BLP Commercial Mortgage Trust
711,621	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.90	%(a)	03/15/2041	712,238
	BMO Mortgage Trust
1,700,000	Series 2024-5C6-C	5.88	%(g)	09/15/2057	1,700,087
3,457,000	Series 2024-C10-XD	1.80	%(a)(g)(h)	11/15/2057	414,318
1,125,000	Series 2025-5C10-C	6.49	%(g)	05/15/2058	1,157,620
	BPR Trust
1,300,000	Series 2021-TY-D (1 mo. Term SOFR + 2.46%, 2.35% Floor)	6.78	%(a)	09/15/2038	1,293,011
	BSPRT Co.-Issuer LLC
1,477,135	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.57	%(a)	09/15/2035	1,480,340
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.58	%(a)	09/15/2035	1,508,001
	BSPRT Issuer LLC
785,000	Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)	6.61	%(a)	07/15/2039	785,329
	BX Trust
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	6.26	%(a)	04/15/2034	883,895
654,539	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16	%(a)	10/15/2036	654,517
1,358,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.07	%(a)	10/15/2036	1,356,815
904,275	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.70	%(a)	12/15/2038	904,160
1,320,000	Series 2021-LBA-DJV (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.03	%(a)	02/15/2036	1,312,713
1,085,000	Series 2021-MFM1-E (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.68	%(a)	01/15/2034	1,085,003
859,700	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68	%(a)	11/15/2036	859,037
510,000	Series 2021-VIEW-B (1 mo. Term SOFR + 1.91%, 1.80% Floor)	6.23	%(a)	06/15/2036	506,534
687,868	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43	%(a)	09/15/2036	685,132
819,000	Series 2022-PSB-C (1 mo. Term SOFR + 3.70%, 3.70% Floor)	8.01	%(a)	08/15/2039	820,024
776,576	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.90	%(a)	08/15/2039	781,109
637,646	Series 2024-GPA3-C (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.20	%(a)	12/15/2039	639,611
1,500,000	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.25	%(a)	03/15/2030	1,474,883
	CALI Mortgage Trust
785,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.10	%(a)	07/15/2041	787,857
	Century Plaza Towers
1,190,000	Series 2019-CPT-E	3.10	%(a)(g)	11/13/2039	971,359
	CFCRE Commercial Mortgage Trust
3,094,511	Series 2016-C4-XA	1.73	%(g)(h)	05/10/2058	14,198
	Citigroup Commercial Mortgage Trust
5,941,272	Series 2016-C1-XA	1.98	%(g)(h)	05/10/2049	46,670
2,165,784	Series 2016-P4-XA	2.04	%(g)(h)	07/10/2049	22,707
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,872,482	Series 2017-CD3-XA	1.08	%(g)(h)	02/10/2050	87,638
1,042,155	Series 2020-C9-A2	1.90%		08/15/2053	1,034,962
	Commercial Mortgage Pass Through Certificates
3,344,437	Series 2015-CR25-XA	0.86	%(g)(h)	08/10/2048	56
4,635,467	Series 2015-CR27-XA	1.00	%(g)(h)	10/10/2048	100
1,227,000	Series 2015-DC1-C	4.43	%(g)	02/10/2048	1,093,300
160,263	Series 2015-DC1-XA	0.71	%(g)(h)	02/10/2048	2
2,128,251	Series 2016-DC2-XA	1.05	%(g)(h)	02/10/2049	2,997
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.78	%(a)	09/15/2033	718,563
	Computershare Corporate Trust
99,603	Series 2015-C27-C	3.89%		02/15/2048	88,315
242,315	Series 2015-C28-C	4.25	%(g)	05/15/2048	231,106
1,848,854	Series 2015-C30-XA	0.87	%(g)(h)	09/15/2058	41
3,583,302	Series 2015-C31-XA	1.09	%(g)(h)	11/15/2048	85
1,056,983	Series 2015-NXS2-XA	0.27	%(g)(h)	07/15/2058	364

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,705,088	Series 2016-C33-XA	1.70	%(g)(h)	03/15/2059	7,684
3,416,183	Series 2016-NXS6-XA	1.68	%(g)(h)	11/15/2049	29,152
12,853,485	Series 2017-C38-XA	1.05	%(g)(h)	07/15/2050	165,527
1,828,167	Series 2017-RC1-XA	1.54	%(g)(h)	01/15/2060	31,976
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.69	%(a)(g)(h)	09/15/2037	2,271
	CSAIL Commercial Mortgage Trust
145,776	Series 2015-C1-XA	0.17	%(g)(h)	04/15/2050	—
38,090,369	Series 2018-CX12-XA	0.70	%(g)(h)	08/15/2051	534,636
31,648,761	Series 2021-C20-XA	1.11	%(g)(h)	03/15/2054	1,332,565
18,269,000	Series 2021-C20-XD	1.58	%(a)(g)(h)	03/15/2054	1,290,922
	ELP Commercial Mortgage Trust
1,426,340	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	5.75	%(a)	11/15/2038	1,425,272
	FS Rialto Issuer LLC
699,901	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68	%(a)	11/16/2036	699,556
2,100,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.93	%(a)	11/16/2036	2,065,535
1,450,000	Series 2022-FL4-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	6.70	%(a)	01/19/2039	1,453,360
2,050,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	7.01	%(a)	08/19/2042	2,020,851
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38	%(a)	12/15/2036	975,662
	Great Wolf Trust
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	03/15/2039	1,454,091
	Greystone Commercial Real Estate Notes
2,200,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63	%(a)	07/15/2039	2,187,880
	GS Mortgage Securities Corp. II
1,552,215	Series 2010-C1-C	5.64	%(a)(g)	08/10/2043	1,542,596
2,200,000	Series 2013-GC13-B	4.01	%(a)(g)	07/10/2046	2,132,591
585,037	Series 2014-GC24-XA	0.40	%(g)(h)	09/10/2047	7
1,110,000	Series 2015-590M-D	3.93	%(a)(g)	10/10/2035	1,104,318
5,516,411	Series 2015-GS1-XA	0.85	%(g)(h)	11/10/2048	9,133
5,154,702	Series 2016-GS2-XA	1.88	%(g)(h)	05/10/2049	26,838
442,000	Series 2018-GS10-WLSD	5.07	%(a)(g)	03/10/2033	38,940
553,000	Series 2018-GS10-WLSE	5.07	%(a)(g)	03/10/2033	44,365
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	6.16	%(a)	07/15/2035	6,021
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.71	%(a)	07/15/2031	89,152
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.41	%(a)	07/15/2031	80,316
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.53	%(a)	07/15/2031	71,480
	GSCG Trust
2,377,000	Series 2019-600C-E	4.12	%(a)(g)	09/06/2034	100,333
	HGI CRE CLO Ltd.
1,400,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78	%(a)	06/16/2036	1,397,831
2,030,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58	%(a)	09/17/2036	2,027,605
	HIG RCP LLC
2,150,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.93	%(a)	09/19/2038	2,165,549
	Hilton USA Trust
1,046,000	Series 2016-SFP-A	2.83	%(a)	11/05/2035	889,582
	Hudson Yards Mortgage Trust
2,180,000	Series 2025-SPRL-E	6.90	%(a)(g)	01/13/2040	2,260,932
	JP Morgan Chase Commercial Mortgage Securities
558,639	Series 2014-C20-C	4.62	%(g)	07/15/2047	536,893
4,823,917	Series 2016-JP4-XA	0.70	%(g)(h)	12/15/2049	25,476
1,049,000	Series 2019-UES-G	4.60	%(a)(g)	05/05/2032	956,836
	JPMBB Commercial Mortgage Securities Trust
1,102,656	Series 2014-C21-C	4.71	%(g)	08/15/2047	1,086,588
1,380,527	Series 2015-C31-XA	0.89	%(g)(h)	08/15/2048	25
470,000	Series 2015-C33-C	4.78	%(g)	12/15/2048	446,563
	KREF
869,113	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50	%(a)	02/15/2039	868,818

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,897,500	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08	%(a)	02/15/2039	1,885,908
1,305,835	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.77	%(a)	02/17/2039	1,307,381
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71	%(a)	07/12/2050	2,347,282
	LoanCore
1,236,500	Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08	%(a)	11/15/2038	1,240,891
1,440,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28	%(a)	11/15/2038	1,445,041
2,560,000	Series 2022-CRE7-C (30 day avg SOFR US + 2.50%, 2.50% Floor)	6.80	%(a)	01/17/2037	2,546,138
1,180,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.05	%(a)	08/17/2042	1,148,816
	LSTAR Commercial Mortgage Trust
951,575	Series 2016-4-XA	1.68	%(a)(g)(h)	03/10/2049	3,985
11,050,241	Series 2017-5-X	1.00	%(a)(g)(h)	03/10/2050	106,107
	Lument Finance Trust, Inc.
641,861	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60	%(a)	06/15/2039	643,301
1,890,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18	%(a)	06/15/2039	1,888,840
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	07/15/2038	669,787
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18	%(a)	10/16/2036	1,475,406
1,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	6.48	%(a)	10/16/2036	1,920,288
2,218,000	Series 2021-FL7-D (1 mo. Term SOFR + 2.66%, 2.55% Floor)	6.98	%(a)	10/16/2036	2,160,465
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.05	%(a)	03/19/2039	1,386,124
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.81	%(a)	08/18/2041	1,506,747
2,100,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.90	%(a)	11/18/2039	2,077,524
1,260,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.06	%(a)	02/18/2040	1,245,906
	Morgan Stanley Bank of America Merrill Lynch Trust
927,373	Series 2013-C9-B	3.71	%(g)	05/15/2046	900,532
1,099,282	Series 2014-C17-E	3.50	%(a)	08/15/2047	1,071,602
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.27	%(a)	12/15/2036	37,869
	Natixis Commercial Mortgage Securities Trust
1,919,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.50	%(a)	06/15/2035	1,022,741
	PFP III Ltd.
1,095,083	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.80	%(a)	09/17/2039	1,097,427
	Ready Capital Corp.
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.83	%(a)	11/25/2036	999,492
2,100,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85	%(a)	10/25/2039	2,107,560
980,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.52	%(a)	05/25/2038	987,669
	Rialto Real Estate Fund LP
1,152,931	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	6.56	%(a)	01/19/2037	1,152,237
	RLGH Trust
1,650,000	Series 2021-TROT-D (1 mo. Term SOFR + 1.83%, 1.71% Floor)	6.14	%(a)	04/15/2036	1,639,696
	ROCK Trust
516,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	539,978
	Starwood Property Trust, Inc.
1,502,258	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.65	%(a)	11/15/2038	1,502,110
	TCO Commercial Mortgage Trust
680,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.30	%(a)	12/15/2039	679,664
	TPG Real Estate Finance Issuer Ltd.
1,160,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28	%(a)	03/15/2038	1,159,311
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.46	%(a)	02/15/2039	1,498,260

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	UBS Commercial Mortgage Trust
2,325,000	Series 2018-C13-B	4.79	%(g)	10/15/2051	2,202,275
295,000	Series 2018-C13-C	5.14	%(g)	10/15/2051	270,344
1,097,000	Series 2018-C8-C	4.84	%(g)	02/15/2051	957,688
12,439,514	Series 2018-C8-XA	0.96	%(g)(h)	02/15/2051	224,821
	VASA Trust
755,000	Series 2021-VASA-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.33	%(a)	07/15/2039	734,245
	VEGAS Trust
1,014,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	1,028,232
	VMC Finance LLC
1,005,213	Series 2019-FL3-D (1 mo. Term SOFR + 3.26%, 3.15% Floor)	7.58	%(a)	09/15/2036	990,029
	Wells Fargo Commercial Mortgage Trust
48,271,256	Series 2025-5C3-XA	1.05	%(g)(h)	01/15/2058	1,607,829
1,790,000	Series 2025-VTT-C	6.03	%(a)(g)	03/15/2038	1,805,528
	WHARF Trust
1,070,000	Series 2025-DC-E	7.72	%(a)(g)	07/15/2040	1,099,910
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $161,366,480)				135,039,040
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4%
	ACE Securities Corp.
2,534,168	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%		01/25/2037	1,529,176
1,028,602	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		01/25/2037	620,637
	AMSR Trust
5,122,000	Series 2021-SFR3-G	3.80	%(a)	10/17/2038	4,961,826
2,775,000	Series 2024-SFR1-D	4.29	%(a)(b)	07/17/2041	2,645,413
10,000,000	Series 2025-SFR1-D	3.66	%(a)	06/17/2042	9,152,637
	APS Resecuritization Trust
6,880,651	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.25	%(a)	10/27/2046	6,066,628
	Asset Backed Securities Corp. Home Equity
1,499,997	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.66%		05/25/2037	1,064,139
	Bear Stearns Adjustable Rate Mortgage Trust
804,368	Series 2006-2-2A1	4.42	%(g)	07/25/2036	696,613
	Bear Stearns Alt-A Trust
620,554	Series 2006-4-22A1	4.25	%(g)	08/25/2036	451,010
	Chase Mortgage Finance Corp.
1,956,431	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		06/25/2037	609,997
	Citimortgage Alternative Loan Trust
506,652	Series 2007-A5-1A10	5.75%		05/25/2037	471,062
	Connecticut Avenue Securities Trust
10,000,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	6.01	%(a)	07/25/2044	10,050,822
	Countrywide Alternative Loan Trust
205,431	Series 2005-75CB-A3	5.50%		01/25/2036	139,693
526,378	Series 2006-23CB-2A2	6.50%		08/25/2036	158,739
3,244,844	Series 2006-6CB-2A10	6.00%		05/25/2036	1,227,590
1,717,651	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%		07/25/2046	1,539,032
274,326	Series 2007-15CB-A7	6.00%		07/25/2037	162,615
462,864	Series 2008-1R-2A3	6.00%		08/25/2037	226,667
	Countrywide Home Loan Mortgage Pass Through Trust
93,768	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	6.66%		02/20/2036	81,542
239,889	Series 2007-14-A15	6.50%		09/25/2037	129,787
4,697,733	Series 2007-14-A19	6.00%		09/25/2037	2,356,246
289,329	Series 2007-HY1-1A1	4.74	%(g)	04/25/2037	271,116

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Credit Suisse First Boston Mortgage Securities Corp.
355,721	Series 2005-10-6A9	5.50%		11/25/2035	124,628
155,844	Series 2005-9-5A9	5.50%		10/25/2035	78,397
	Credit Suisse Mortgage Capital Certificates
341,976	Series 2011-12R-3A5	6.20	%(a)(g)	07/27/2036	339,760
1,500,000	Series 2021-NQM6-B1	3.29	%(a)(g)	07/25/2066	1,043,977
	CSAB Mortgage Backed Trust
250,707	Series 2006-2-A5A	6.58	%(b)	09/25/2036	72,595
	DB US Financial Markets Holding Corp.
86,310	Series 2014-RS1-1A2	6.50	%(a)(g)	07/27/2037	72,851
	Deutsche ALT-A Securities, Inc.
150,344	Series 2006-AB4-A1A	6.01	%(g)	10/25/2036	131,445
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.11	%(a)	01/25/2044	6,274,828
7,500,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.81	%(a)	05/25/2045	7,519,285
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24	%(a)	08/17/2038	6,273,731
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.26	%(a)	02/25/2044	4,367,601
	Freedom Mortgage Parent LLC
8,000,000	Series 2021-GT1-A	3.62	%(a)(g)	07/25/2026	7,590,127
	GCAT
500,000	Series 2019-NQM3-B1	3.95	%(a)(g)	11/25/2059	432,671
	Home Partners of America Trust
6,410,959	Series 2019-2-F	3.87	%(a)	10/19/2039	6,143,344
	Impac Secured Assets CMN Owner Trust
624,504	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.97%		02/25/2037	575,343
	JP Morgan Mortgage Trust
401,115	Series 2005-S3-1A2	5.75%		01/25/2036	172,104
270,407	Series 2007-A2-4A1M	4.75	%(g)	04/25/2037	222,655
	Legacy Mortgage Asset Trust
3,649,862	Series 2021-GS1-A2	7.84	%(a)(b)	10/25/2066	3,651,979
	Lehman Mortgage Trust
103,408	Series 2006-1-1A3	5.50%		02/25/2036	47,887
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	7.35	%(g)	04/25/2036	31,955
	Merrill Lynch Alternative Note Asset
257,797	Series 2007-F1-2A7	6.00%		03/25/2037	85,143
	Merrill Lynch Mortgage Investors, Inc.
535,098	Series 2006-AF1-AF2C	6.25%		08/25/2036	205,065
	Morgan Stanley Mortgage Loan Trust
4,195,013	Series 2005-7-3A1	4.63	%(g)	11/25/2035	2,280,280
67,850	Series 2005-7-4A1	5.50%		11/25/2035	40,016
269,178	Series 2006-2-7A1	5.44	%(g)	02/25/2036	150,348
412,715	Series 2007-8XS-A1	5.75	%(g)	04/25/2037	199,698
	Morgan Stanley Resecuritization Trust
6,539,495	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.46	%(a)	12/26/2046	6,247,311
	New Century Home Equity Loan Trust
796,142	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	4.79%		05/25/2036	799,288
	Novastar Home Equity Loan
9,309,307	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.75%		10/25/2036	4,228,814
	Onslow Bay Mortgage Loan Trust
1,375,000	Series 2024-NQM18-M1	6.17	%(a)(g)	10/25/2064	1,383,860
	PennyMac Mortgage Investment Trust
500,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.43	%(a)	03/25/2026	502,746
	Progress Residential Trust
8,100,000	Series 2021-SFR3-F	3.44	%(a)	05/17/2026	7,988,242
6,000,000	Series 2024-SFR3-E1	4.00	%(a)	06/17/2041	5,635,141
	PRPM LLC
4,962,826	Series 2025-3-A1	6.26	%(a)(b)	05/25/2030	5,080,624
7,000,000	Series 2025-4-A1	6.18	%(a)(b)	06/25/2030	7,094,745

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	RALI Trust
229,357	Series 2006-QS12-2A3	6.00%		09/25/2036	186,062
	Residential Asset Securitization Trust
1,488,931	Series 2005-A15-5A2	5.75%		02/25/2036	498,743
345,150	Series 2006-A2-A11	6.00%		01/25/2046	124,705
	Residential Mortgage Loan Trust
5,750,000	Series 2020-1-B1	3.95	%(a)(g)	01/26/2060	5,509,169
	RFMSI Trust
2,324,003	Series 2006-S8-A10	6.00%		09/25/2036	1,855,891
	Soundview Home Equity Loan Trust
4,055,333	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.58%		06/25/2037	2,669,947
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66	%(a)(g)	09/27/2049	1,051,510
	Structured Adjustable Rate Mortgage Loan Trust
449,738	Series 2005-22-4A1	5.50	%(g)	12/25/2035	418,244
	Structured Asset Securities Corp.
6,573,802	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.83%		06/25/2037	4,356,235
4,596,267	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62	%(a)	03/25/2037	3,782,439
	TBW Mortgage Backed Pass Through Certificates
13,414,977	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.83%		07/25/2036	993,442
13,415,064	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67	%(h)(i)	07/25/2036	602,959
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-F	3.75	%(a)	03/17/2038	4,924,491
	VCAT Asset Securitization LLC
6,776,011	Series 2025-NPL1-A1	5.88	%(a)(b)	01/25/2055	6,794,222
7,035,787	Series 2025-NPL2-A1	5.98	%(a)(b)	01/25/2055	7,055,217
	Velocity Commercial Capital Loan Trust
1,006,289	Series 2018-2-M2	4.51	%(a)(g)	10/26/2048	960,236
256,024	Series 2018-2-M3	4.72	%(a)(g)	10/26/2048	238,277
869,805	Series 2019-1-M5	5.70	%(a)(g)	03/25/2049	739,910
1,058,964	Series 2019-2-M4	3.99	%(a)(g)	07/25/2049	874,757
	Verus Securitization Trust
3,100,000	Series 2019-INV3-B1	3.73	%(a)(g)	11/25/2059	3,022,910
2,600,000	Series 2021-3-B1	3.20	%(a)(g)	06/25/2066	1,857,019
5,000,000	Series 2021-7-B1	4.14	%(a)(g)	10/25/2066	3,898,714
3,000,000	Series 2021-R2-B1	3.25	%(a)(g)	02/25/2064	2,370,532
4,750,000	Series 2024-6-M1	6.18	%(a)(g)	07/25/2069	4,773,893
2,000,000	Series 2024-9-M1	6.20	%(a)(g)	11/25/2069	2,014,821
6,125,000	Series 2025-1-M1	6.51	%(a)(g)	01/25/2070	6,218,104
1,093,000	Series 2025-2-B1	6.97	%(a)	03/25/2070	1,094,744
	WaMu Mortgage Pass Through Certificates
636,755	Series 2007-HY6-2A2	3.91	%(g)	06/25/2037	558,990
	Washington Mutual Alternative Mortgage Pass-Through Certificates
419,041	Series 2006-2-4CB	6.00%		03/25/2036	414,021
	Wells Fargo Alternative Loan Trust
199,289	Series 2007-PA5-1A1	6.25%		11/25/2037	179,332
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%		04/25/2037	3,291,534
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $231,688,081)				205,032,541
US CORPORATE BONDS - 4.0%
215,000	AAR Escrow Issuer LLC	6.75	%(a)	03/15/2029	222,952
425,000	Academy Ltd.	6.00	%(a)	11/15/2027	426,420
75,000	Acrisure LLC / Acrisure Finance, Inc.	6.00	%(a)	08/01/2029	72,980
240,000	Acrisure LLC / Acrisure Finance, Inc.	6.75	%(a)	07/01/2032	243,612

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
275,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00	%(a)	05/01/2028	262,654
90,000	Acushnet Co.	7.38	%(a)	10/15/2028	93,922
95,000	AdaptHealth LLC	5.13	%(a)	03/01/2030	90,354
450,000	Advanced Drainage Systems, Inc.	6.38	%(a)	06/15/2030	460,585
240,000	Aethon United BR LP / Aethon United Finance Corp.	7.50	%(a)	10/01/2029	251,923
215,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75	%(a)	10/15/2027	215,319
245,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50	%(a)	10/01/2031	249,863
280,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	292,763
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00	%(a)	06/01/2029	194,696
60,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	02/15/2029	47,349
115,000	Amentum Holdings, Inc.	7.25	%(a)	08/01/2032	118,434
165,000	American Airlines, Inc.	8.50	%(a)	05/15/2029	173,111
100,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	91,590
185,000	AmWINS Group, Inc.	4.88	%(a)	06/30/2029	179,901
110,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	102,869
40,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25	%(a)	04/15/2030	32,818
80,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	81,900
230,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63	%(a)	09/01/2032	234,486
90,000	Arcosa, Inc.	6.88	%(a)	08/15/2032	93,460
410,000	Arsenal AIC Parent LLC	8.00	%(a)	10/01/2030	438,061
30,000	Artera Services LLC	8.50	%(a)	02/15/2031	25,006
130,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63	%(a)	04/01/2030	124,122
170,000	AssuredPartners, Inc.	5.63	%(a)	01/15/2029	169,656
165,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	162,561
285,000	Avient Corp.	6.25	%(a)	11/01/2031	287,843
130,000	Azorra Finance Ltd.	7.75	%(a)	04/15/2030	135,674
225,000	Azorra Finance Ltd.	7.25	%(a)	01/15/2031	230,270
230,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	240,350
60,000	Bausch Health Americas, Inc.	8.50	%(a)	01/31/2027	57,189
170,000	Bausch Health Cos., Inc.	4.88	%(a)	06/01/2028	143,544
90,000	Bausch Health Cos., Inc.	5.25	%(a)	01/30/2030	57,068
15,000	Bausch Health Cos., Inc.	14.00	%(a)	10/15/2030	13,136
220,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25	%(a)	07/15/2032	233,264
60,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	55,433
315,000	Buckeye Partners LP	6.88	%(a)	07/01/2029	326,544
265,000	Builders FirstSource, Inc.	6.38	%(a)	03/01/2034	270,385
150,000	Builders FirstSource, Inc.	6.75	%(a)	05/15/2035	154,630
100,000	CACI International, Inc.	6.38	%(a)	06/15/2033	103,320
335,000	Caesars Entertainment, Inc.	6.00	%(a)	10/15/2032	328,748
340,000	Carnival Corp.	5.75	%(a)	03/01/2027	343,020
570,000	Carnival Corp.	5.88	%(a)	06/15/2031	581,044
81,639	Carvana Co. 9.00% Cash or 12.00% PIK	9.00	%(a)	12/01/2028	83,821
135,000	Carvana Co. 11.00% Cash or 13.00% PIK	11.00	%(a)	06/01/2030	142,055
36,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	15,660
285,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13	%(a)	05/01/2027	284,278
550,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	03/01/2030	533,251
255,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	02/01/2032	242,034
135,000	Celanese US Holdings LLC	6.50%		04/15/2030	138,280
135,000	Celanese US Holdings LLC	6.75%		04/15/2033	136,512
65,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00	%(a)	06/15/2029	53,810
265,000	Chord Energy Corp.	6.75	%(a)	03/15/2033	270,896
205,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	197,349
85,000	CHS/Community Health Systems, Inc.	6.88	%(a)	04/15/2029	67,845
145,000	CHS/Community Health Systems, Inc.	4.75	%(a)	02/15/2031	124,080
100,000	Civitas Resources, Inc.	8.38	%(a)	07/01/2028	102,516
140,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	05/15/2028	143,827
555,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	02/15/2030	577,526
90,000	Clarivate Science Holdings Corp.	4.88	%(a)	07/01/2029	84,833
70,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	64,800
110,000	Clear Channel Outdoor Holdings, Inc.	7.88	%(a)	04/01/2030	113,647
305,000	Clearway Energy Operating LLC	4.75	%(a)	03/15/2028	301,561

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
155,000	Cleveland-Cliffs, Inc.	6.88	%(a)	11/01/2029	152,742
135,000	Cloud Software Group, Inc.	6.50	%(a)	03/31/2029	136,344
90,000	Cloud Software Group, Inc.	9.00	%(a)	09/30/2029	93,371
160,000	Clydesdale Acquisition Holdings, Inc.	6.75	%(a)	04/15/2032	164,303
205,000	CNX Midstream Partners LP	4.75	%(a)	04/15/2030	194,172
185,000	CNX Resources Corp.	6.00	%(a)	01/15/2029	185,860
47,000	CommScope LLC	4.75	%(a)	09/01/2029	45,944
110,000	CommScope LLC	9.50	%(a)	12/15/2031	115,274
65,000	CommScope Technologies LLC	5.00	%(a)	03/15/2027	63,366
115,000	CoreWeave, Inc.	9.25	%(a)	06/01/2030	117,666
30,000	Cornerstone Building Brands, Inc.	6.13	%(a)	01/15/2029	21,781
155,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	142,630
110,000	Cougar JV Subsidiary LLC	8.00	%(a)	05/15/2032	117,361
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50	%(a)	06/15/2031	464,631
430,000	CSC Holdings LLC	6.50	%(a)	02/01/2029	350,014
100,000	Dana, Inc.	5.38%		11/15/2027	100,405
65,000	Dana, Inc.	4.25%		09/01/2030	64,105
290,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	294,003
150,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	145,018
75,000	Diebold Nixdorf, Inc.	7.75	%(a)	03/31/2030	79,755
190,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88	%(a)	08/15/2027	189,499
260,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	225,550
110,000	DISH DBS Corp.	5.13%		06/01/2029	73,425
120,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	93,076
210,000	EchoStar Corp.	10.75%		11/30/2029	216,478
440,000	Ellucian Holdings, Inc.	6.50	%(a)	12/01/2029	451,085
70,000	Embarq LLC	8.00%		06/01/2036	32,139
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63	%(a)	12/15/2030	327,495
85,000	Energizer Holdings, Inc.	6.50	%(a)	12/31/2027	86,049
320,000	Everi Holdings, Inc.	5.00	%(a)	07/15/2029	323,559
65,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	60,035
145,000	Fortress Transportation and Infrastructure Investors LLC	5.88	%(a)	04/15/2033	143,293
170,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	171,967
208,218	Frontier Communications Holdings LLC	5.88%		11/01/2029	210,458
115,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	111,822
150,000	Gates Corp./DE	6.88	%(a)	07/01/2029	155,943
445,000	Genesee & Wyoming, Inc.	6.25	%(a)	04/15/2032	454,622
200,000	Genting New York LLC / GENNY Capital, Inc.	7.25	%(a)	10/01/2029	207,652
140,000	Goat Holdco LLC	6.75	%(a)	02/01/2032	142,446
95,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	91,151
80,000	GrafTech Finance, Inc.	4.63	%(a)	12/23/2029	55,200
110,000	Gray Media, Inc.	10.50	%(a)	07/15/2029	118,258
415,000	Griffon Corp.	5.75%		03/01/2028	415,213
150,000	Group 1 Automotive, Inc.	6.38	%(a)	01/15/2030	154,311
240,000	Gulfport Energy Operating Corp.	6.75	%(a)	09/01/2029	246,265
305,000	Harvest Midstream I LP	7.50	%(a)	05/15/2032	322,363
315,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63	%(a)	05/01/2028	298,277
155,000	Herc Holdings, Inc.	7.00	%(a)	06/15/2030	161,972
140,000	Hess Midstream Operations LP	5.50	%(a)	10/15/2030	140,716
110,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	109,720
125,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25	%(a)	02/15/2035	122,348
195,000	HUB International Ltd.	7.25	%(a)	06/15/2030	203,925
150,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	145,467
200,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	201,117
335,000	Installed Building Products, Inc.	5.75	%(a)	02/01/2028	335,366
195,000	IQVIA, Inc.	6.25	%(a)	06/01/2032	200,356
195,000	Iron Mountain, Inc.	7.00	%(a)	02/15/2029	201,994
50,000	Iron Mountain, Inc.	6.25	%(a)	01/15/2033	51,445
110,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	107,086
320,000	Kodiak Gas Services LLC	7.25	%(a)	02/15/2029	331,216
115,000	Level 3 Financing, Inc.	3.75	%(a)	07/15/2029	97,319
195,000	Level 3 Financing, Inc.	4.50	%(a)	04/01/2030	177,450

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
285,000	Level 3 Financing, Inc.	6.88	%(a)	06/30/2033	290,199
150,000	LFS Topco LLC	5.88	%(a)	10/15/2026	150,084
80,000	LFS Topco LLC	8.75	%(a)	07/15/2030	78,759
335,000	Life Time, Inc.	6.00	%(a)	11/15/2031	340,552
190,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	196,254
220,000	Light & Wonder International, Inc.	7.25	%(a)	11/15/2029	226,794
135,000	Lightning Power LLC	7.25	%(a)	08/15/2032	142,168
95,000	Live Nation Entertainment, Inc.	6.50	%(a)	05/15/2027	96,468
460,000	M/I Homes, Inc.	4.95%		02/01/2028	457,402
550,000	Madison IAQ LLC	5.88	%(a)	06/30/2029	541,420
180,000	Matador Resources Co.	6.50	%(a)	04/15/2032	180,213
210,000	Match Group Holdings II LLC	5.00	%(a)	12/15/2027	208,999
70,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	63,513
90,000	Mavis Tire Express Services Topco Corp.	6.50	%(a)	05/15/2029	88,476
65,000	McAfee Corp.	7.38	%(a)	02/15/2030	61,449
120,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	120,806
45,000	McGraw-Hill Education, Inc.	7.38	%(a)	09/01/2031	46,976
345,000	Medline Borrower LP	5.25	%(a)	10/01/2029	342,562
135,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25	%(a)	04/01/2029	138,852
115,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	92,518
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88	%(a)	05/01/2029	154,223
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75	%(a)	04/01/2032	225,782
145,000	Nabors Industries, Inc.	9.13	%(a)	01/31/2030	138,953
230,000	Nationstar Mortgage Holdings, Inc.	6.00	%(a)	01/15/2027	230,392
85,000	Navient Corp.	5.00%		03/15/2027	84,715
85,000	Navient Corp.	7.88%		06/15/2032	88,506
39,000	NCL Corp. Ltd.	5.88	%(a)	03/15/2026	39,203
500,000	NCL Corp. Ltd.	6.25	%(a)	03/01/2030	504,580
540,000	NCL Corp. Ltd.	6.75	%(a)	02/01/2032	552,017
90,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13	%(a)	02/15/2029	90,996
540,000	Novelis Corp.	6.88	%(a)	01/30/2030	558,660
150,000	NRG Energy, Inc.	6.00	%(a)	02/01/2033	151,589
105,000	Olin Corp.	6.63	%(a)	04/01/2033	103,474
200,000	Olympus Water US Holding Corp.	9.75	%(a)	11/15/2028	210,856
20,000	OneMain Finance Corp.	7.13%		03/15/2026	20,309
220,000	OneMain Finance Corp.	6.63%		01/15/2028	227,331
265,000	OneMain Finance Corp.	7.50%		05/15/2031	277,075
100,000	OneMain Finance Corp.	7.13%		09/15/2032	103,652
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38	%(a)	02/15/2031	201,300
170,000	Panther Escrow Issuer LLC	7.13	%(a)	06/01/2031	176,699
310,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(a)	02/01/2030	319,010
55,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	52,644
75,000	Penn Entertainment, Inc.	4.13	%(a)	07/01/2029	69,542
110,000	PennyMac Financial Services, Inc.	4.25	%(a)	02/15/2029	105,853
120,000	PennyMac Financial Services, Inc.	7.88	%(a)	12/15/2029	127,512
105,000	PennyMac Financial Services, Inc.	6.88	%(a)	05/15/2032	107,425
190,000	Permian Resources Operating LLC	7.00	%(a)	01/15/2032	197,088
115,000	Permian Resources Operating LLC	6.25	%(a)	02/01/2033	116,141
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	243,180
175,000	Pike Corp.	5.50	%(a)	09/01/2028	175,007
100,000	Pike Corp.	8.63	%(a)	01/31/2031	108,883
185,000	Post Holdings, Inc.	6.38	%(a)	03/01/2033	187,149
60,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63	%(a)	09/01/2029	34,425
95,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25	%(a)	01/15/2028	95,234
515,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25	%(a)	04/01/2029	519,017
720,000	Quikrete Holdings, Inc.	6.75	%(a)	03/01/2033	743,365
105,000	QXO Building Products, Inc.	6.75	%(a)	04/30/2032	108,434
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50	%(a)	09/15/2026	29,957
85,295	Radiology Partners, Inc. 9.78% Cash or 9.78% PIK	9.78	%(a)	02/15/2030	83,909
270,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	270,967
355,000	RFNA LP	7.88	%(a)	02/15/2030	363,572

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
245,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50	%(a)	06/15/2033	252,196
410,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63	%(a)	02/01/2033	410,858
145,000	Rocket Cos., Inc.	6.13	%(a)	08/01/2030	147,850
145,000	Rocket Cos., Inc.	6.38	%(a)	08/01/2033	148,545
335,000	Rockies Express Pipeline LLC	6.75	%(a)	03/15/2033	350,048
255,000	Royal Caribbean Cruises Ltd.	5.50	%(a)	08/31/2026	256,062
95,000	Royal Caribbean Cruises Ltd.	5.63	%(a)	09/30/2031	95,640
130,000	Royal Caribbean Cruises Ltd.	6.25	%(a)	03/15/2032	133,706
30,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	30,731
220,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	226,885
105,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63	%(a)	03/01/2030	101,270
210,000	Sealed Air Corp./Sealed Air Corp. US	7.25	%(a)	02/15/2031	221,283
290,000	Select Medical Corp.	6.25	%(a)	12/01/2032	291,923
50,000	Service Properties Trust	5.50%		12/15/2027	49,571
105,000	Service Properties Trust	8.88%		06/15/2032	108,054
355,000	Sirius XM Radio LLC	5.50	%(a)	07/01/2029	352,892
90,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88	%(a)	11/01/2028	94,292
260,000	Six Flags Entertainment Corp.	7.25	%(a)	05/15/2031	267,361
235,000	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.25%		07/15/2029	230,281
180,000	SM Energy Co.	7.00	%(a)	08/01/2032	177,557
140,000	Sonic Automotive, Inc.	4.63	%(a)	11/15/2029	135,938
180,000	Sotera Health Holdings LLC	7.38	%(a)	06/01/2031	187,505
85,000	Spirit AeroSystems, Inc.	9.75	%(a)	11/15/2030	93,849
115,000	Standard Building Solutions, Inc.	6.50	%(a)	08/15/2032	117,908
155,000	Staples, Inc.	10.75	%(a)	09/01/2029	147,471
150,000	Star Leasing Co. LLC	7.63	%(a)	02/15/2030	148,871
140,000	Starwood Property Trust, Inc.	7.25	%(a)	04/01/2029	147,430
155,000	Starwood Property Trust, Inc.	6.00	%(a)	04/15/2030	156,877
25,000	Starz Capital Holdings LLC	5.50	%(a)	04/15/2029	20,852
330,000	Station Casinos LLC	6.63	%(a)	03/15/2032	337,635
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00	%(a)	06/01/2031	127,807
205,000	SunCoke Energy, Inc.	4.88	%(a)	06/30/2029	190,965
115,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	115,040
40,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	15,500
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38	%(a)	02/15/2029	195,399
80,000	Tenet Healthcare Corp.	6.25%		02/01/2027	80,047
85,000	Tenet Healthcare Corp.	6.13%		10/01/2028	85,172
220,000	Tenet Healthcare Corp.	6.13%		06/15/2030	224,100
215,000	TransDigm, Inc.	6.88	%(a)	12/15/2030	223,235
280,000	TransDigm, Inc.	6.38	%(a)	05/31/2033	280,954
81,375	Transocean Poseidon Ltd.	6.88	%(a)	02/01/2027	81,562
70,000	Transocean, Inc.	8.00	%(a)	02/01/2027	69,005
270,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	286,748
225,000	UKG, Inc.	6.88	%(a)	02/01/2031	233,595
225,000	United Airlines, Inc.	4.63	%(a)	04/15/2029	218,555
1,180,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	1,165,795
75,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50	%(a)	02/15/2028	79,560
120,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	121,321
160,000	Univision Communications, Inc.	4.50	%(a)	05/01/2029	145,628
60,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	60,121
90,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	89,141
335,000	US Foods, Inc.	5.75	%(a)	04/15/2033	335,486
435,000	Vail Resorts, Inc.	6.50	%(a)	05/15/2032	449,739
155,000	Venture Global LNG, Inc.	8.13	%(a)	06/01/2028	160,296
100,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	103,935
80,000	Venture Global LNG, Inc.	9.88	%(a)	02/01/2032	86,447
50,000	Venture Global Plaquemines LNG LLC	7.50	%(a)	05/01/2033	53,576
165,000	Venture Global Plaquemines LNG LLC	6.50	%(a)	01/15/2034	165,000
100,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	108,374
200,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	209,776

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
230,000	Viking Cruises Ltd.	5.88	%(a)	09/15/2027	230,272
195,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	210,137
115,000	Vistra Operations Co. LLC	7.75	%(a)	10/15/2031	122,309
135,000	Vistra Operations Co. LLC	6.88	%(a)	04/15/2032	141,228
135,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	115,532
5,040	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.54	%(a)	04/30/2030	4,977
185,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	192,595
260,000	VT Topco, Inc.	8.50	%(a)	08/15/2030	274,328
50,000	Walgreens Boots Alliance, Inc.	4.80%		11/18/2044	47,795
180,000	Walker & Dunlop, Inc.	6.63	%(a)	04/01/2033	185,149
120,000	Wand NewCo 3, Inc.	7.63	%(a)	01/30/2032	126,219
235,000	Watco Cos. LLC / Watco Finance Corp.	7.13	%(a)	08/01/2032	245,823
120,000	Wayfair LLC	7.25	%(a)	10/31/2029	120,354
85,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	87,668
285,000	WESCO Distribution, Inc.	6.38	%(a)	03/15/2033	294,773
145,000	Whirlpool Corp.	6.50%		06/15/2033	145,601
150,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25	%(a)	10/01/2031	157,221
160,000	WR Grace Holdings LLC	5.63	%(a)	08/15/2029	144,980
630,000	XHR LP	6.63	%(a)	05/15/2030	642,674
215,000	XPO, Inc.	7.13	%(a)	06/01/2031	225,601
	Total US Corporate Bonds (Cost $49,947,902)				50,388,829
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 13.1%
	Federal Home Loan Mortgage Corp.
4,471,269	Pool RJ1071	6.00%		03/01/2054	4,597,094
4,518,622	Pool SD5141	6.00%		04/01/2054	4,620,154
2,926,109	Pool SD5964	5.50%		11/01/2053	2,959,601
5,392,442	Pool SL0223	5.50%		02/01/2055	5,432,465
445,205	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.03	%(h)(i)	09/15/2041	38,530
2,031,740	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		11/15/2046	1,991,699
1,241,492	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.82%		06/25/2050	1,209,818
3,310,408	Series 5020-IH	3.00	%(h)	08/25/2050	553,875
3,879,682	Series 5031-IQ	2.50	%(h)	10/25/2050	606,774
9,468,963	Series 5142-QI	3.00	%(h)	09/25/2051	1,579,455
7,957,785	Series 5181-EI	2.50	%(h)	05/25/2050	1,133,358
2,739,914	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		12/25/2054	2,762,125
4,760,984	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	4,729,688
4,009,365	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		04/25/2055	3,974,982
4,017,575	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		09/25/2054	4,010,492
1,517,560	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.51%		09/25/2054	1,514,884
12,011,173	Series 5531-AI	3.50	%(h)	06/25/2041	1,523,698
1,601,844	Series 5543-FM (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.81%		06/25/2055	1,616,800
	Federal National Mortgage Association
3,334,643	Pool CB7268	6.00%		10/01/2053	3,421,732
2,775,802	Pool CB7996	6.00%		02/01/2054	2,854,048
3,944,335	Pool CB8845	5.50%		07/01/2054	3,994,619
8,239,216	Pool CB9973	5.50%		02/01/2055	8,309,271
4,498,030	Pool FS6422	6.00%		11/01/2053	4,662,029
1,949,427	Pool FS7738	6.00%		03/01/2054	2,015,023
2,814,027	Pool FS8152	6.00%		06/01/2054	2,883,674
3,504,721	Pool MA5615	6.00%		02/01/2055	3,563,910
5,370,411	Series 2013-12-FT (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.77%		02/25/2043	5,272,205

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,899,296	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.63	%(h)(i)	03/25/2047	829,100
3,802,259	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		10/25/2049	3,681,480
19,756,572	Series 2019-M7-X	0.44	%(g)(h)	04/25/2029	208,772
6,581,164	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(h)(i)	08/25/2050	848,265
3,552,204	Series 2020-84-LI	2.50	%(h)	12/25/2050	567,794
5,020,253	Series 2020-88-PI	2.50	%(h)	12/25/2050	792,565
2,618,916	Series 2021-3-QI	2.50	%(h)	02/25/2051	410,769
7,865,073	Series 2021-32-AI	3.00	%(h)	05/25/2046	1,011,330
7,467,165	Series 2021-42-IA	3.00	%(h)	02/25/2051	1,135,849
4,556,966	Series 2022-43-FA (30 day avg SOFR US + 0.55%, 0.55% Floor, 6.00% Cap)	4.86%		07/25/2052	4,439,852
2,948,454	Series 2022-86-IO	2.50	%(h)	05/25/2050	432,285
2,920,176	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		06/25/2054	2,938,999
3,329,376	Series 2024-33-FE (30 day avg SOFR US + 1.25%, 1.25% Floor, 7.00% Cap)	5.56%		06/25/2054	3,343,445
2,422,586	Series 2024-76-FD (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		11/25/2054	2,423,319
4,086,180	Series 2024-89-FD (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.71%		09/25/2053	4,109,719
3,713,498	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		12/25/2054	3,737,435
5,302,611	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.56%		04/25/2055	5,303,287
6,557,686	Series 2025-33-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.76%		08/25/2054	6,592,068
6,272,563	Series 427-C7	2.50	%(h)	08/25/2035	504,874
16,280,089	Series 431-C10	2.00	%(h)	04/25/2042	1,590,253
10,715,579	Series 431-C34	1.50	%(h)	06/25/2037	570,226
8,663,915	Series 434-C35	3.00	%(h)	10/25/2052	1,541,297
19,857,965	Series 437-C1	1.50	%(h)	05/25/2037	1,064,064
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.93	%(a)	05/25/2026	636,548
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.68	%(a)	03/25/2027	693,266
2,227,643	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.43	%(a)	10/25/2029	2,149,905
	Government National Mortgage Association
6,866,939	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00	%(h)(i)	10/20/2049	74,725
5,847,313	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72	%(h)(i)	07/20/2050	799,772
12,730,017	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00	%(h)(i)	08/20/2050	502,941
25,417,833	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(h)(i)	09/20/2050	548,789
32,356,495	Series 2020-146-IJ	2.50	%(h)	10/20/2050	4,517,436
3,209,754	Series 2020-154-MI	3.00	%(h)	10/20/2050	517,866
12,845,261	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(h)(i)	12/20/2050	1,943,723
7,195,065	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(h)(i)	01/20/2051	1,029,120
4,242,218	Series 2021-116-XI	3.50	%(h)	03/20/2051	785,216
10,589,712	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(h)(i)	11/20/2051	65,322
7,308,909	Series 2021-209-IP	3.00	%(h)	11/20/2051	793,310
68,287,805	Series 2021-213-ES (-1 x 30 day avg SOFR US + 1.70%, 0.00% Floor, 1.70% Cap)	0.00	%(h)(i)	12/20/2051	85,278
26,511,902	Series 2021-35-IO	1.03	%(g)(h)	12/16/2062	2,013,921
2,908,465	Series 2022-137-IO	3.00	%(h)	01/20/2052	391,898
46,436,204	Series 2022-192-IO	0.67	%(g)(h)	09/16/2064	2,599,160
23,974,804	Series 2023-15-IO	0.92	%(g)(h)	08/16/2064	1,678,450

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,453,334	Series 2023-172-IO	1.38	%(g)(h)	02/16/2066	812,566
12,260,612	Series 2023-33-IO	0.94	%(g)(h)	05/16/2063	836,912
46,563,166	Series 2024-15-BI	0.73	%(g)(h)	10/16/2065	2,784,408
8,516,359	Series 2024-170-AI	0.77	%(g)(h)	10/16/2065	560,310
7,219,373	Series 2024-170-IO	1.00	%(g)(h)	03/16/2066	565,169
5,025,511	Series 2024-174-HI	3.00	%(h)	05/20/2051	756,209
3,119,396	Series 2024-24-DI	3.50	%(h)	11/20/2051	578,185
42,293,031	Series 2024-35-IB	0.80	%(g)(h)	07/16/2065	2,710,450
3,687,835	Series 2024-6-BI	3.00	%(h)	12/20/2051	581,295
9,704,788	Series 2025-54-IO	0.64	%(g)(h)	08/16/2067	563,624
14,120,326	Series 2025-92-IO	0.55	%(g)(h)	05/16/2067	887,682
	Total US Government and Agency Mortgage Backed Obligations (Cost $166,211,018)				163,372,506
US GOVERNMENT AND AGENCY OBLIGATIONS - 4.3%
2,067,962	United States Treasury Inflation Indexed Bonds	2.38%		01/15/2027	2,102,834
3,181,304	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2027	3,115,103
1,624,395	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	1,644,891
32,900,000	United States Treasury Note/Bond	0.25%		08/31/2025	32,670,659
14,180,000	United States Treasury Note/Bond	0.75%		04/30/2026	13,796,851
	Total US Government and Agency Obligations (Cost $53,212,370)				53,330,338
COMMON STOCKS - 0.0%(j)
9,228	Flame Aggregator - Series R(e)(k)				184,560
917	Flame Aggregator - Series U(e)(k)				18,340
711	Stichting Administratiekantoor ADR(e)(k)				—
261	Stichting Administratiekantoor Unigel Creditors(e)(k)				—
	Total Common Stocks (Cost $20,803)				202,900
ESCROW NOTES - 0.0%(j)
600,000	Credito Real SAB de CV SOFOM ER(k)				7,464
125,000	Parkland Corp.(e)(k)				63
	Total Escrow Notes (Cost $580,750)				7,527
WARRANTS - 0.0%(j)
3,500	Avation PLC, Expires 10/31/2026 at GBP 1.15(k)				1,922
	Total Warrants (Cost $–)				1,922
SHORT TERM INVESTMENTS - 14.4%
21,918,001	First American Government Obligations Fund - U	4.28	%(l)		21,918,001
21,918,000	JPMorgan US Government Money Market Fund - IM	4.28	%(l)		21,918,000
21,918,000	MSILF Government Portfolio - Institutional	4.24	%(l)		21,918,000
114,000,000	United States Treasury Bill	0.00%		07/24/2025	113,697,013
	Total Short Term Investments (Cost $179,451,605)				179,451,014
	Total Investments - 100.2% (Cost $1,310,218,510)				1,252,521,605
	Other Liabilities in Excess of Assets - (0.2)%				(1,877,396)
	NET ASSETS - 100.0%				$1,250,644,209

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	16.4%
Short Term Investments	14.4%
Collateralized Loan Obligations	14.0%
US Government and Agency Mortgage Backed Obligations	13.1%
Bank Loans	10.8%
Non-Agency Commercial Mortgage Backed Obligations	10.8%
Asset Backed Obligations	6.3%
Foreign Corporate Bonds	4.7%
US Government and Agency Obligations	4.3%
US Corporate Bonds	4.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.4%
Common Stocks	0.0	%(j)
Escrow Notes	0.0	%(j)
Warrants	0.0	%(j)
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	16.4%
Short Term Investments	14.4%
Collateralized Loan Obligations	14.0%
US Government and Agency Mortgage Backed Obligations	13.1%
Non-Agency Commercial Mortgage Backed Obligations	10.8%
Asset Backed Obligations	6.3%
US Government and Agency Obligations	4.3%
Healthcare	1.6%
Electronics/Electric	1.4%
Energy	1.4%
Transportation	1.3%
Banking	1.2%
Utilities	1.1%
Hotels/Motels/Inns and Casinos	1.0%
Insurance	0.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Industrial Equipment	0.9%
Finance	0.8%
Retailers (other than Food/Drug)	0.8%
Media	0.7%
Commercial Services	0.7%
Chemicals/Plastics	0.6%
Construction	0.5%
Mining	0.5%
Business Equipment and Services	0.5%
Aerospace & Defense	0.5%
Technology	0.4%
Telecommunications	0.4%
Leisure	0.4%
Consumer Products	0.4%
Building and Development (including Steel/Metals)	0.4%
Containers and Glass Products	0.3%
Food Products	0.3%
Automotive	0.2%
Pharmaceuticals	0.2%
Diversified Manufacturing	0.2%
Real Estate	0.1%
Beverage and Tobacco	0.1%
Chemical Products	0.1%
Conglomerates	0.1%
IT Services	0.0	%(j)
Financials	0.0	%(j)
Pulp & Paper	0.0	%(j)
Food Service	0.0	%(j)
Escrow Notes	0.0	%(j)
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $594,029,779 or 47.5% of the Fund's net assets.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Value determined using significant unobservable inputs.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(h)	Interest only security
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate
GBP	British Pound

DoubleLine Low Duration Emerging Markets Fixed Income Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 71.6%
BRAZIL - 10.8%
1,176,000	BRF GmbH	4.35%		09/29/2026	1,165,006
1,600,000	Cosan Luxembourg SA	5.50%		09/20/2029	1,560,142
2,189,627	Guara Norte Sarl	5.20%		06/15/2034	2,076,737
105,102	Invepar Holdings	0.00	%(a)(b)	12/30/2028	—
500,000	Itau Unibanco Holding SA/Cayman Island	6.00	%(c)	02/27/2030	513,200
1,600,000	Minerva Luxembourg SA	5.88%		01/19/2028	1,602,386
2,317,793	MV24 Capital BV	6.75%		06/01/2034	2,249,974
800,000	NBM US Holdings, Inc.	7.00%		05/14/2026	802,124
900,000	NBM US Holdings, Inc.	6.63%		08/06/2029	906,964
2,259,197	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	2,290,344
1,200,000	Suzano Austria GmbH	5.00%		01/15/2030	1,196,575
200,000	Ultrapar International SA	5.25%		10/06/2026	199,669
200,000	Ultrapar International SA	5.25%		06/06/2029	199,109
					14,762,230
CHILE - 8.0%
1,000,000	Antofagasta PLC	2.38%		10/14/2030	885,481
2,000,000	Cencosud SA	4.38%		07/17/2027	1,985,539
4,724,715	Chile Electricity PEC SpA	0.00	%(c)	01/25/2028	4,176,885
278,000	Empresa Electrica Angamos SA	4.88%		05/25/2029	250,910
899,870	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	890,331
2,806,880	GNL Quintero SA	4.63%		07/31/2029	2,784,948
					10,974,094
COLOMBIA - 4.4%
3,019,237	AL Candelaria Spain SA	7.50%		12/15/2028	3,015,834
2,700,000	Banco de Bogota SA	6.25%		05/12/2026	2,710,206
280,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	281,092
					6,007,132
GUATEMALA - 3.8%
2,300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	2,290,225
400,000	Energuate Trust	5.88%		05/03/2027	398,144
1,503,000	Millicom International Cellular SA	5.13%		01/15/2028	1,486,564
965,700	Millicom International Cellular SA	6.25%		03/25/2029	968,487
					5,143,420
INDIA - 7.8%
880,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	775,520
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,325,088
2,400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	2,375,373
1,491,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	1,373,679
1,300,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	1,274,778
750,000	Reliance Industries Ltd.	3.67%		11/30/2027	736,615
1,800,000	Wipro IT Services LLC	1.50%		06/23/2026	1,747,284
					10,608,337
INDONESIA - 2.9%
1,100,000	Freeport Indonesia PT	4.76%		04/14/2027	1,102,682
400,000	Freeport Indonesia PT	4.76	%(c)	04/14/2027	400,975
2,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	2,471,383
					3,975,040
JAMAICA - 0.0%(d)
56,293	Digicel Group Holdings Ltd.	0.00	%(b)(c)	12/31/2030	351
175,590	Digicel Group Holdings Ltd.	0.00	%(b)(c)	12/31/2030	7,677
					8,028
MALAYSIA - 0.6%
800,000	Axiata SPV2 Bhd	4.36%		03/24/2026	802,538

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
MEXICO - 11.3%
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	1,269,856
3,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	3,343,425
1,900,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(e)	06/08/2026	1,869,989
1,000,000	Cemex SAB de CV	5.45%		11/19/2029	1,003,373
817,124	Cometa Energia SAB de CV	6.38%		04/24/2035	842,726
2,500,000	Comision Federal de Electricidad	4.75%		02/23/2027	2,495,474
1,700,000	KUO SAB De CV	5.75%		07/07/2027	1,676,146
2,923,985	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	2,907,900
					15,408,889
PARAGUAY - 2.0%
1,100,000	Banco Continental SAECA	2.75%		12/10/2025	1,090,339
153,333	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	111,270
1,600,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	1,594,008
					2,795,617
PERU - 11.9%
2,100,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	2,100,000
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(c)	09/30/2031	1,746,922
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,395,851
2,425,000	Fenix Power Peru SA	4.32%		09/20/2027	2,374,031
1,400,000	InRetail Consumer	3.25%		03/22/2028	1,328,952
2,240,000	InRetail Shopping Malls	5.75%		04/03/2028	2,240,314
1,200,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	1,167,106
22,827	Interoceanica IV Finance Ltd. Series 2007	0.00	%(b)	11/30/2025	22,171
1,903,655	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	1,792,101
1,885,000	Orazul Energy Peru SA	5.63%		04/28/2027	1,868,591
300,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(c)	10/01/2035	305,100
					16,341,139
SINGAPORE - 5.6%
3,300,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	3,238,832
1,500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	1,492,456
500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	501,001
2,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	2,450,572
					7,682,861
SOUTH AFRICA - 1.4%
1,100,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	1,050,559
800,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	832,488
					1,883,047
UNITED ARAB EMIRATES - 0.6%
977,461	Galaxy Pipeline Assets Bidco Ltd.	2.16%		03/31/2034	868,113
VIETNAM - 0.5%
677,601	Mong Duong Finance Holdings BV	5.13%		05/07/2029	662,502
	Total Foreign Corporate Bonds (Cost $97,515,025)				97,922,987

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 26.4%
BRAZIL - 3.6%
2,000,000	Brazilian Government International Bond	4.50%		05/30/2029	1,960,861
1,100,000	Petrobras Global Finance BV	7.38%		01/17/2027	1,141,844
1,750,000	Petrobras Global Finance BV	6.00%		01/27/2028	1,786,414
					4,889,119
CHILE - 2.4%
1,581,000	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	1,639,908
300,000	Corp. Nacional del Cobre de Chile	3.00%		09/30/2029	278,897
400,000	Corp. Nacional del Cobre de Chile	3.15%		01/14/2030	372,209
1,100,000	Corp. Nacional del Cobre de Chile	3.75%		01/15/2031	1,027,650
					3,318,664
COLOMBIA - 1.8%
2,500,000	Oleoducto Central SA	4.00%		07/14/2027	2,438,357
DOMINICAN REPUBLIC - 0.7%
1,000,000	Dominican Republic International Bond	5.50%		02/22/2029	998,100
GUATEMALA - 2.5%
2,900,000	Guatemala Government Bond	4.50%		05/03/2026	2,877,931
500,000	Guatemala Government Bond	5.25%		08/10/2029	497,500
					3,375,431
INDIA - 2.9%
1,500,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	1,493,968
2,500,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	2,478,193
					3,972,161
INDONESIA - 4.1%
1,500,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,484,943
2,200,000	Pertamina Persero PT	1.40%		02/09/2026	2,158,216
2,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,981,497
					5,624,656
MEXICO - 3.4%
750,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(c)	05/07/2030	761,707
2,700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	2,565,120
500,000	Comision Federal de Electricidad	4.69%		05/15/2029	488,844
300,000	Comision Federal de Electricidad	5.70	%(c)	01/24/2030	299,775
500,000	Mexico Government International Bond	5.00%		05/07/2029	503,500
					4,618,946
MOROCCO - 0.4%
600,000	Morocco Government International Bond	2.38%		12/15/2027	568,143
PARAGUAY - 3.6%
3,144,705	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	2,503,185
297,000	Paraguay Government International Bond	5.00%		04/15/2026	297,000
143,000	Paraguay Government International Bond	4.70%		03/27/2027	143,079
2,000,000	Paraguay Government International Bond	4.95%		04/28/2031	1,991,200
					4,934,464
PERU - 1.0%
1,312,276	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,331,789
100,000	Peruvian Government International Bond	2.84%		06/20/2030	91,889
					1,423,678
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $35,515,723)				36,161,719
SHORT TERM INVESTMENTS - 1.5%
687,318	First American Government Obligations Fund - U	4.28	%(f)		687,318
687,318	JPMorgan US Government Money Market Fund - IM	4.28	%(f)		687,318
687,318	MSILF Government Portfolio - Institutional	4.24	%(f)		687,318
	Total Short Term Investments (Cost $2,061,954)				2,061,954
	Total Investments - 99.5% (Cost $135,092,702)				136,146,660
	Other Assets in Excess of Liabilities - 0.5%				723,408
	NET ASSETS - 100.0%				$136,870,068

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	71.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	26.4%
Short Term Investments	1.5%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	20.6%
Utilities	16.5%
Transportation	15.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	14.3%
Energy	8.2%
Mining	4.9%
Retailers (other than Food/Drug)	4.0%
Consumer Products	3.6%
Telecommunications	3.6%
Building and Development (including Steel/Metals)	2.1%
Short Term Investments	1.5%
Technology	1.3%
Conglomerates	1.2%
Pulp & Paper	0.9%
Food Products	0.9%
Finance	0.2%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	14.7%
Brazil	14.4%
Peru	12.9%
India	10.7%
Chile	10.4%
Indonesia	7.0%
Guatemala	6.3%
Colombia	6.2%
Paraguay	5.6%
Singapore	5.6%
United States	1.5%
South Africa	1.4%
Dominican Republic	0.7%
United Arab Emirates	0.6%
Malaysia	0.6%
Vietnam	0.5%
Morocco	0.4%
Jamaica	0.0	%(d)
Other Assets and Liabilities	0.5%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $8,212,592 or 6.0% of the Fund's net assets.
(d)	Represents less than 0.05% of net assets.
(e)	Perpetual maturity. The date disclosed is the next call date of the security.
(f)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate

DoubleLine Long Duration Total Return Bond Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 97.9%
	Fannie Mae or Freddie Mac
2,180,000	TBA	3.00	%(h)	07/15/2042	1,886,688
730,000	TBA	2.50	%(h)	07/01/2050	605,377
	Federal Home Loan Mortgage Corp.
1,457,209	Pool SD7512	3.00%		02/01/2050	1,286,269
1,477,223	Pool SD7553	3.00%		03/01/2052	1,301,161
1,061,513	Series 4460-KB	3.50%		03/15/2045	973,602
2,000,000	Series 4994-AV	2.00%		12/25/2045	1,611,347
1,332,311	Series 5145-HZ	3.00	%(a)	09/25/2051	788,387
1,956,423	Series 5155-JZ	3.00	%(a)	10/25/2051	1,145,001
1,781,945	Series 5155-KZ	3.00	%(a)	10/25/2051	1,095,486
1,589,941	Series 5160-ZY	3.00	%(a)	10/25/2050	1,126,890
1,891,212	Series 5171-Z	2.00	%(a)	12/25/2051	1,026,792
1,248,702	Series 5319-PO	0.00	%(b)	08/25/2050	863,752
329,389	Series 5326-UO	0.00	%(b)	10/25/2050	218,946
	Federal National Mortgage Association
1,456,254	Pool 310233	3.50%		03/01/2044	1,353,379
967,000	Pool BS7220	5.23%		11/01/2032	1,015,691
1,543,496	Pool BU5836	2.00%		11/01/2051	1,241,877
1,452,369	Pool BV9867	3.00%		05/01/2052	1,258,807
1,030,604	Pool BZ0782	5.76%		04/01/2054	1,073,723
1,030,604	Pool BZ0785	5.76%		04/01/2054	1,065,757
287,000	Pool BZ1178	5.81%		06/01/2031	297,838
1,262,985	Pool FM8691	2.50%		09/01/2051	1,062,488
1,942,036	Pool FS0176	2.50%		01/01/2052	1,619,703
1,409,381	Pool FS3826	3.00%		01/01/2052	1,221,078
1,381,552	Pool FS5984	3.00%		12/01/2050	1,225,920
1,239,410	Pool FS7149	2.50%		03/01/2052	1,040,235
1,426,559	Pool FS8304	3.00%		05/01/2052	1,254,004
1,260,000	Series 2012-128-UC	2.50%		11/25/2042	951,772
665,656	Series 2013-66-ZK	3.00	%(a)	07/25/2043	495,437
1,607,111	Series 2014-42-BZ	3.00	%(a)	07/25/2044	1,435,702
363,922	Series 2014-68-TD	3.00%		11/25/2044	333,015
487,712	Series 2014-80-KL	2.00%		05/25/2043	327,735
655,512	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.58	%(c)(d)	09/25/2046	73,484
197,541	Series 2018-21-PO	0.00	%(b)	04/25/2048	142,549
2,880,057	Series 2019-68-ZL	2.50	%(a)	11/25/2049	2,227,439
1,584,570	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00	%(c)(d)	04/25/2051	30,177
1,849,808	Series 2021-93-Z	3.00	%(a)	08/25/2051	1,230,912
3,178,000	Series 2023-M1-2A2	4.05	%(e)	07/25/2040	2,901,014
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%		11/25/2060	693,298
	Government National Mortgage Association
206,417	Series 2013-180-LO	0.00	%(b)	11/16/2043	161,099
3,594,488	Series 2015-79-VZ	2.50	%(a)	05/20/2045	3,198,592
358,319	Series 2016-12-MZ	3.00	%(a)	01/20/2046	286,545
1,222,808	Series 2017-122-CZ	3.00	%(a)	08/20/2047	953,361
1,436,401	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00	%(c)(d)	06/20/2051	41,182
1,408,909	Series 2021-223-EZ	3.00	%(a)	12/20/2051	1,033,361
677,967	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.92	%(c)(d)	03/20/2051	97,599
1,533,130	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(c)(d)	05/20/2051	44,285
385,318	Series 2022-160-DZ	4.50	%(a)	09/20/2052	295,882

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,119,974	Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(c)(d)	05/20/2052	34,293
1,843,307	Series 2022-9-MZ	3.50	%(a)	01/20/2052	1,392,066
1,052,000	Series 2022-99-QG	3.50%		01/20/2052	899,765
840,609	Series 2023-140-PO	0.00	%(b)	06/20/2048	565,704
1,391,111	Series 2025-1-GZ	3.50	%(a)	01/20/2055	1,048,999
1,777,000	Series 2025-110-KZ	1.25%		06/20/2051	1,055,437
	STRU
1,614,000	Series NSI-9374-ZB	2.50	%(f)	06/24/2055	1,052,167
	Total US Government and Agency Mortgage Backed Obligations (Cost $54,549,653)				51,663,069
SHORT TERM INVESTMENTS - 7.1%
594,273	First American Government Obligations Fund - U	4.28	%(g)		594,273
594,274	JPMorgan US Government Money Market Fund - IM	4.28	%(g)		594,274
594,274	MSILF Government Portfolio - Institutional	4.24	%(g)		594,274
2,000,000	United States Treasury Bill	0.00%		09/18/2025	1,981,509
	Total Short Term Investments (Cost $3,764,798)				3,764,330
	Total Investments - 105.0% (Cost $58,314,451)				55,427,399
	Other Liabilities in Excess of Assets - (5.0)%				(2,633,993)
	NET ASSETS - 100.0%				$52,793,406

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	97.9%
Short Term Investments	7.1%
Other Assets and Liabilities	(5.0)%
Net Assets	100.0%

(a)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(b)	Principal only security
(c)	Interest only security
(d)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(e)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)	Value determined using significant unobservable inputs.
(g) (h)	Seven-day yield as of period end. Represents or includes a TBA transaction.

SOFR TBA	Secured Overnight Financing Rate To Be Announced

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra Bonds	Long	179	9/19/2025	$20,397,638	$925,737
U.S. Treasury Long Bonds	Long	35	9/19/2025	3,899,808	141,598
U.S. Treasury 2 Year Notes	Long	76	9/30/2025	15,736,830	72,951
U.S. Treasury 5 Year Note	Short	(101)	9/30/2025	(10,872,006)	(136,994)
10 Year U.S. Ultra Treasury Notes	Short	(179)	9/19/2025	(19,903,874)	(549,673)
					$453,619

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Strategic Commodity Fund	(Unaudited)

Schedule of Investments (Consolidated)	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 97.9%
1,295,108	First American Government Obligations Fund - U	4.28	%(a)(b)		1,295,108
1,295,109	JPMorgan US Government Money Market Fund - IM	4.28	%(a)(b)		1,295,109
1,295,109	MSILF Government Portfolio - Institutional	4.24	%(a)(b)		1,295,109
4,000,000	United States Treasury Bill	0.00	%(a)(c)	07/31/2025	3,986,177
15,000,000	United States Treasury Bill	0.00	%(a)(c)	11/06/2025	14,779,546
60,000,000	United States Treasury Bill	0.00	%(a)(c)	11/13/2025	59,071,172
	Total Short Term Investments (Cost $81,727,666)				81,722,221
	Total Investments - 97.9% (Cost $81,727,666)				81,722,221
	Other Assets in Excess of Liabilities - 2.1%				1,767,708
	NET ASSETS - 100.0%				$83,489,929

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	97.9%
Other Assets and Liabilities	2.1%
Net Assets	100.0%

(a)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)	Seven-day yield as of period end.
(c)	All or a portion of security has been pledged as collateral.

Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap (1)(2)	Barclays Capital, Inc.	Long	0.20%	Termination	07/01/2025	$28,600,000	$484,551	$—	$484,551
Commodity Beta Basket Swap (1)(2)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	07/01/2025	15,100,000	255,714	—	255,714
Commodity Beta Basket Swap (1)(2)	Bank of America Merrill Lynch	Long	0.23%	Termination	07/01/2025	15,100,000	255,482	—	255,482
Short Commodity Basket Swap (1)(3)	Bank of America Merrill Lynch	Short	0.00%	Termination	07/01/2025	(6,300,000)	192,617	—	192,617
Short Commodity Basket Swap (1)(4)	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	07/01/2025	(6,300,000)	192,617	—	192,617
Long Commodity Basket Swap (1)(5)	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	07/01/2025	6,300,000	153,985	—	153,985
Long Commodity Basket Swap (1)(6)	Bank of America Merrill Lynch	Long	0.20%	Termination	07/01/2025	6,300,000	153,982	—	153,982
							$1,688,948	$—	$1,688,948

(1)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
(2)	Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At June 30, 2025, all constituents and their weightings were as follows:

Index	Ticker	Contract Value (7)	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.20	$138	22.1%
Soybean Future	S 1	0.38	123	19.7%
Nickel Future	LN1	0.30	80	12.7%
Brent Crude Future	CO1	0.09	57	9.2%
Crude Oil Future	CL1	0.09	57	9.1%
Live Cattle Future	LC1	0.15	35	5.5%
Low Sulphur Gas Oil Future	QS1	0.08	31	5.0%
Gasoline RBOB Future	XB1	0.05	30	4.8%
Sugar No. 11 Future	SB1	0.18	30	4.7%
Cotton No. 2 Future	CT1	0.46	25	4.0%
NY Harbor ULSD Heating Oil Future	HO1	0.07	20	3.2%
			$626	100.0%

(3)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.93	$35	20.5%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.39	35	20.2%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	4.51	35	20.1%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.59	34	19.7%
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.37	34	19.5%
			$173	100.0%

(4)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	1.01	$39	20.5%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.52	38	20.2%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	4.93	38	20.1%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.74	37	19.7%
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.41	37	19.5%
			$189	100.0%

(5)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.06	$28	20.4%
S&P GSCI 2 Month Forward Copper Index ER	SG2MICP	0.05	28	20.1%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.02	28	20.0%
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.19	28	19.9%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.07	27	19.6%
			$139	100.0%

(6)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.07	$37	20.4%
S&P GSCI 2 Month Forward Copper Index ER	SG2MICP	0.06	36	20.1%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.03	36	20.0%
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.25	36	19.9%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.09	36	19.6%
			$181	100.0%

(7)	Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

DoubleLine Global Bond Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 61.2%
AUSTRALIA - 3.0%
2,617,000 AUD	Australia Government Bond	1.50%		06/21/2031	1,526,235
5,500,000 AUD	Australia Government Bond	2.75%		06/21/2035	3,206,695
					4,732,930
BELGIUM - 2.6%
1,326,000 EUR	Kingdom of Belgium Government Bond	0.90	%(a)	06/22/2029	1,480,448
2,200,000 EUR	Kingdom of Belgium Government Bond	2.85	%(a)	10/22/2034	2,547,062
					4,027,510
CANADA - 1.6%
1,700,000 CAD	Canadian Government Bond	1.50%		06/01/2031	1,149,818
1,970,000 CAD	Canadian Government Bond	3.25%		12/01/2034	1,446,519
					2,596,337
CZECH REPUBLIC - 1.8%
29,600,000 CZK	Czech Republic Government Bond	2.75%		07/23/2029	1,362,403
26,800,000 CZK	Czech Republic Government Bond	6.20%		06/16/2031	1,436,219
					2,798,622
FRANCE - 7.9%
1,800,000 EUR	French Republic Government Bond OAT	0.50	%(a)	05/25/2029	1,973,298
660,000 EUR	French Republic Government Bond OAT	0.00	%(a)	11/25/2029	698,897
5,823,413 EUR	French Republic Government Bond OAT	0.70	%(a)	07/25/2030	6,851,923
2,460,000 EUR	French Republic Government Bond OAT	3.00	%(a)	05/25/2033	2,895,465
					12,419,583
GERMANY - 7.7%
7,190,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		08/15/2030	7,596,014
2,500,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		02/15/2031	2,605,280
1,630,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%		08/15/2032	1,838,590
					12,039,884
HUNGARY - 0.9%
510,000,000 HUF	Hungary Government Bond	7.00%		10/24/2035	1,500,274
IRELAND - 1.9%
680,000 EUR	Ireland Government Bond	0.90%		05/15/2028	776,830
1,910,000 EUR	Ireland Government Bond	1.10%		05/15/2029	2,160,206
					2,937,036
ISRAEL - 1.5%
6,400,000 ILS	Israel Government Bond	0.50%		02/27/2026	1,856,723
1,900,000 ILS	Israel Government Bond	3.75%		09/30/2027	561,262
					2,417,985
JAPAN - 7.9%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	2,487,285
115,500,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	789,352
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%		03/20/2031	3,639,501
418,000,000 JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	2,481,039
560,000,000 JPY	Japan Government Twenty Year Bond	0.30%		09/20/2039	3,099,070
					12,496,247
MEXICO - 3.8%
20,300,000 MXN	Mexican Bonos	5.75%		03/05/2026	1,064,024
28,000,000 MXN	Mexican Bonos	8.50%		02/28/2030	1,483,167
67,000,000 MXN	Mexican Bonos	7.75%		05/29/2031	3,404,577
					5,951,768
NEW ZEALAND - 3.8%
3,600,000 NZD	New Zealand Government Bond	1.50%		05/15/2031	1,903,778
6,600,000 NZD	New Zealand Government Bond	4.50%		05/15/2035	4,008,906
					5,912,684
PERU - 2.6%
13,900,000 PEN	Peru Government Bond	6.15%		08/12/2032	4,053,306
POLAND - 0.5%
3,500,000 PLN	Republic of Poland Government Bond	1.75%		04/25/2032	783,751

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
PORTUGAL - 1.0%
1,420,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48	%(a)	10/18/2030	1,517,175
SOUTH AFRICA - 3.6%
106,570,000 ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	5,635,683
SPAIN - 4.8%
1,470,000 EUR	Spain Government Bond	1.30	%(a)	10/31/2026	1,718,191
4,440,000 EUR	Spain Government Bond	0.60	%(a)	10/31/2029	4,848,964
970,000 EUR	Spain Government Bond	0.50	%(a)	04/30/2030	1,041,436
					7,608,591
UNITED KINGDOM - 4.3%
2,400,000 GBP	United Kingdom Gilt	4.38%		03/07/2030	3,353,974
2,500,000 GBP	United Kingdom Gilt	4.25%		03/07/2036	3,339,604
					6,693,578
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $96,722,016)				96,122,944
US GOVERNMENT AND AGENCY OBLIGATIONS - 35.4%
UNITED STATES - 35.4%
1,730,000 USD	United States Treasury Note/Bond	0.25%		07/31/2025	1,724,180
3,450,000 USD	United States Treasury Note/Bond	0.38%		11/30/2025	3,394,924
4,760,000 USD	United States Treasury Note/Bond	0.75%		05/31/2026	4,620,217
3,660,000 USD	United States Treasury Note/Bond	0.63%		03/31/2027	3,467,564
3,150,000 USD	United States Treasury Note/Bond	0.50%		10/31/2027	2,926,055
3,150,000 USD	United States Treasury Note/Bond	0.63%		11/30/2027	2,928,639
3,450,000 USD	United States Treasury Note/Bond	0.63%		12/31/2027	3,199,066
5,700,000 USD	United States Treasury Note/Bond	0.75%		01/31/2028	5,289,199
5,790,000 USD	United States Treasury Note/Bond	0.63%		05/15/2030	4,982,793
6,170,000 USD	United States Treasury Note/Bond	0.63%		08/15/2030	5,263,420
6,470,000 USD	United States Treasury Note/Bond	0.88%		11/15/2030	5,551,311
2,220,000 USD	United States Treasury Note/Bond	1.13%		05/15/2040	1,380,909
3,070,000 USD	United States Treasury Note/Bond	1.38%		11/15/2040	1,956,765
2,560,000 USD	United States Treasury Note/Bond	1.75%		08/15/2041	1,700,400
6,990,000 USD	United States Treasury Note/Bond	1.25%		05/15/2050	3,360,661
6,550,000 USD	United States Treasury Note/Bond	1.38%		08/15/2050	3,231,504
1,020,000 USD	United States Treasury Note/Bond	1.88%		02/15/2051	573,272
	Total US Government and Agency Obligations (Cost $55,519,024)				55,550,879
SHORT TERM INVESTMENTS - 2.4%
1,236,433	First American Government Obligations Fund - U	4.28	%(b)		1,236,433
1,236,434	JPMorgan US Government Money Market Fund - IM	4.28	%(b)		1,236,434
1,236,433	MSILF Government Portfolio - Institutional	4.24	%(b)		1,236,433
	Total Short Term Investments (Cost $3,709,300)				3,709,300
	Total Investments - 99.0% (Cost $155,950,340)				155,383,123
	Other Assets in Excess of Liabilities - 1.0%				1,524,119
	NET ASSETS - 100.0%				$156,907,242

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	61.2%
US Government and Agency Obligations	35.4%
Short Term Investments	2.4%
Other Assets and Liabilities	1.0%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	37.8%
Japan	7.9%
France	7.9%
Germany	7.7%
Spain	4.8%
United Kingdom	4.3%
Mexico	3.8%
New Zealand	3.8%
South Africa	3.6%
Australia	3.0%
Peru	2.6%
Belgium	2.6%
Ireland	1.9%
Czech Republic	1.8%
Canada	1.6%
Israel	1.5%
Portugal	1.0%
Hungary	0.9%
Poland	0.5%
Other Assets and Liabilities	1.0%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $25,572,859 or 16.3% of the Fund's net assets.
(b)	Seven-day yield as of period end.

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
08/01/2025	Goldman Sachs	2,256,702	USD	$2,256,702	12,600,000	BRL	$2,300,067	$43,365

BRL	Brazilian Real
USD	United States Dollar

DoubleLine Infrastructure Income Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 47.6%
	ALTDE Trust
3,672,644	Series 2025-1A-B	6.53	%(a)	08/15/2050	3,675,986
	Apollo Aviation Securitization Equity Trust
8,135,879	Series 2024-1A-B	6.90	%(a)	05/16/2049	8,252,141
5,000,000	Series 2025-2A-B	6.01	%(a)	02/16/2050	5,036,795
	Blackbird Capital Aircraft
2,074,214	Series 2016-1A-B	5.68	%(a)(b)	12/16/2041	2,028,880
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,065,880
	Cloud Capital Holdco LP
3,500,000	Series 2024-2A-A2	5.92	%(a)	11/22/2049	3,521,691
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-B	3.79	%(a)	12/26/2051	2,162,520
	Compass Datacenters LLC
2,000,000	Series 2025-1A-B1	5.76	%(a)	05/25/2050	2,052,850
	Cyrusone Holdco LLC
2,000,000	Series 2023-1A-A2	4.30	%(a)	04/20/2048	1,953,449
1,308,331	Series 2023-1A-B	5.45	%(a)	04/20/2048	1,278,493
1,500,000	Series 2024-3A-A2	4.65	%(a)	05/20/2049	1,431,021
	DataBank Issuer
2,100,000	Series 2021-1A-C	4.43	%(a)	02/27/2051	2,034,466
6,500,000	Series 2023-1A-A2	5.12	%(a)	02/25/2053	6,492,837
	Diamond Infrastructure Funding LLC
2,250,000	Series 2021-1A-B	2.36	%(a)	04/15/2049	2,128,188
	DigitalBridge Group, Inc.
6,250,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	6,249,212
	Diversified Energy Co. PLC
5,194,914	Series 2025-1A-A1	5.95	%(a)	02/28/2045	5,259,960
	Falcon Aerospace Ltd.
520,189	Series 2017-1-A	4.58	%(a)	02/15/2042	523,382
	Falko Regional Aircraft Ltd.
2,889,878	Series 2021-1A-A	5.75%		04/15/2041	2,875,906
	GAIA Aviation Ltd.
2,350,618	Series 2019-1-A	3.97	%(a)(b)	12/15/2044	2,287,755
	GoodLeap Sustainable Home Solutions Trust
3,006,410	Series 2021-3CS-B	2.41	%(a)	05/20/2048	2,213,587
	GreenSky LLC
9,025,000	Series 2025-1A-D	6.22	%(a)	03/25/2060	9,114,781
	Helios Issuer LLC
1,162,383	Series 2018-1A-A	4.87	%(a)	07/20/2048	1,110,603
1,122,212	Series 2021-B-B	2.01	%(a)	07/20/2048	796,676
	HERO Funding Trust
9,846	Series 2015-2A-A	3.99	%(a)	09/20/2040	9,329
288,667	Series 2016-3A-A2	3.91	%(a)	09/20/2042	269,660
713,066	Series 2016-4A-A2	4.29	%(a)	09/20/2047	671,011
	Horizon Aircraft Finance Ltd.
1,599,648	Series 2019-1-A	3.72	%(a)	07/15/2039	1,531,994
	Hotwire Funding LLC
5,000,000	Series 2021-1-C	4.46	%(a)	11/20/2051	4,879,097
	ITE Rail Fund Levered LP
2,126,612	Series 2021-3A-A	2.21	%(a)	06/28/2051	2,020,972
	JOL Air Ltd.
2,751,359	Series 2019-1-A	3.97	%(a)	04/15/2044	2,710,432
	Kestrel Aircraft Funding USA LLC
769,656	Series 2018-1A-A	4.25	%(a)	12/15/2038	767,816
	Luminace Issuer LLC
6,733,292	Series 2024-1-A	5.87	%(a)	10/30/2031	6,714,357

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mosaic Solar Loans LLC
1,210,630	Series 2018-1A-A	4.01	%(a)	06/22/2043	1,134,388
1,582,067	Series 2019-2A-B	3.28	%(a)	09/20/2040	1,428,724
2,677,686	Series 2021-3A-B	1.92	%(a)	06/20/2052	2,057,053
1,813,720	Series 2022-1A-B	3.16	%(a)	01/20/2053	1,395,746
4,501,005	Series 2025-1A-A	6.12	%(a)	08/22/2050	4,471,666
	NP Railcar Holdings LLC
28,037	Series 2016-1A-A1	4.16	%(a)	04/20/2046	27,909
1,007,288	Series 2017-1A-A1	3.37	%(a)	10/21/2047	985,266
3,978,883	Series 2021-1A-A1	2.23	%(a)	03/19/2051	3,807,089
	Purewest Abs Issuer LLC
4,371,291	Series 2025-1-A1	5.69	%(a)	04/05/2040	4,439,973
	QTS Issuer ABS I LLC
5,000,000	Series 2025-1A-B	5.93	%(a)	05/25/2055	5,077,995
	Shenton Aircraft Investment Ltd.
89,600	Series 2015-1A-A	4.75	%(a)	10/15/2042	87,525
	SSI ABS Issuer LLC
5,000,000	Series 2025-1-A	6.15	%(a)	07/25/2065	5,017,525
	Stack Infrastructure Issuer LLC
5,280,000	Series 2025-1A-A2	5.00	%(a)	05/25/2050	5,233,868
	Start/Bermuda
616,143	Series 2018-1-A	4.09	%(a)	05/15/2043	616,182
	Sunnova Energy International, Inc.
944,717	Series 2020-AA-A	2.98	%(a)	06/20/2047	823,969
	Switch ABS Issuer LLC
4,000,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	4,048,726
5,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	5,188,097
	Thunderbolt Aircraft Lease
634,481	Series 2018-A-A	4.15	%(a)(b)	09/15/2038	633,028
1,020,964	Series 2018-A-B	5.07	%(a)(b)	09/15/2038	1,010,659
	Trinity Industries Leasing Co.
2,212,721	Series 2010-1A-A	5.19	%(a)	10/16/2040	2,215,522
	Vault DI Issuer LLC
5,000,000	Series 2021-1A-A2	2.80	%(a)	07/15/2046	4,837,558
	Vivant Solar Financing V Parent LLC
4,116,783	Series 2018-1A-A	4.73	%(a)	04/30/2048	3,911,361
	WAVE USA
1,105,755	Series 2017-1A-A	3.84	%(a)	11/15/2042	1,080,241
	Willis Lease Finance Corp.
5,000,000	Series 2025-A-A	5.58	%(a)	06/15/2050	5,092,465
	Wireless PropCo Funding Parent LLC
3,600,000	Series 2025-1A-C	8.51	%(a)	06/25/2055	3,630,402
	Total Asset Backed Obligations (Cost $163,902,679)				162,374,664
FOREIGN CORPORATE BONDS - 5.5%
5,500,000	APA Infrastructure Ltd.	4.25	%(a)	07/15/2027	5,476,446
2,000,000	Emirates Semb Corp. Water & Power Co. PJSC	4.45	%(a)	08/01/2035	1,881,090
1,853,490	Energia Eolica SA	6.00	%(c)	08/30/2034	1,860,441
2,350,061	Fermaca Enterprises S de RL de CV	6.38	%(a)	03/30/2038	2,300,791
1,280,330	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	1,253,488
218,768	Interoceanica IV Finance Ltd. Series 2007	0.00	%(c)	11/30/2025	212,478
95,116	Interoceanica IV Finance Ltd. Series 2007	0.00	%(a)(c)	11/30/2025	92,382
6,000,000	Transelec SA	3.88	%(a)	01/12/2029	5,814,387
	Total Foreign Corporate Bonds (Cost $19,379,013)				18,891,503
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
139,181	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	141,250
2,584,787	Lima Metro Line 2 Finance Ltd.	5.88	%(a)	07/05/2034	2,623,220
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,825,345)				2,764,470

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US CORPORATE BONDS - 43.3%
6,000,000	Ameren Corp.	5.38%		03/15/2035	6,039,707
11,015,000	AT&T, Inc.	4.30%		12/15/2042	9,286,841
5,000,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	4,737,768
3,500,000	Cheniere Energy, Inc.	5.65%		04/15/2034	3,586,316
8,000,000	Crown Castle, Inc.	5.10%		05/01/2033	7,971,686
5,000,000	Duke Energy Florida LLC	5.88%		11/15/2033	5,332,350
8,000,000	Energy Transfer LP	5.75%		02/15/2033	8,307,730
5,000,000	Enterprise Products Operating LLC	5.55%		02/16/2055	4,828,687
8,500,000	Eversource Energy	5.13%		05/15/2033	8,511,348
7,400,000	Exelon Corp.	5.30%		03/15/2033	7,586,280
5,750,000	Flex Intermediate Holdco LLC	4.32	%(a)	12/30/2039	4,544,055
2,000,000	Foundry JV Holdco LLC	6.15	%(a)	01/25/2032	2,106,153
2,000,000	Foundry JV Holdco LLC	5.88	%(a)	01/25/2034	2,034,247
3,000,000	Foundry JV Holdco LLC	6.30	%(a)	01/25/2039	3,142,411
6,000,000	HA Sustainable Infrastructure Capital, Inc.	6.38%		07/01/2034	6,003,988
7,500,000	ITC Holdings Corp.	5.40	%(a)	06/01/2033	7,590,193
5,500,000	Kinder Morgan, Inc.	5.55%		06/01/2045	5,193,674
8,000,000	MPLX LP	5.00%		03/01/2033	7,892,809
3,500,000	ONEOK, Inc.	6.63%		09/01/2053	3,640,567
5,000,000	Pluto 2 (GIP Sharon Finco)	6.64	%(c)	09/30/2046	5,088,000
5,000,000	Sempra	5.50%		08/01/2033	5,106,589
9,150,000	Southern Co.	5.50%		03/15/2029	9,528,948
4,500,000	T-Mobile USA, Inc.	5.50%		01/15/2055	4,269,665
5,000,000	Venture Global Calcasieu Pass LLC	6.25	%(a)	01/15/2030	5,160,575
6,000,000	Western Midstream Operating LP	5.25%		02/01/2050	5,051,936
5,000,000	Williams Cos., Inc.	6.30%		04/15/2040	5,312,526
	Total US Corporate Bonds (Cost $147,741,168)				147,855,049
US GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
4,000,000	United States Treasury Note/Bond	4.25%		06/30/2029	4,075,391
	Total US Government and Agency Obligations (Cost $4,024,339)				4,075,391
SHORT TERM INVESTMENTS - 1.1%
1,348,913	First American Government Obligations Fund - U	4.28	%(d)		1,348,913
1,265,913	JPMorgan US Government Money Market Fund - IM	4.28	%(d)		1,265,913
1,265,914	MSILF Government Portfolio - Institutional	4.24	%(d)		1,265,914
	Total Short Term Investments (Cost $3,880,740)				3,880,740
	Total Investments - 99.5% (Cost $341,753,284)				339,841,817
	Other Assets in Excess of Liabilities - 0.5%				1,624,779
	NET ASSETS - 100.0%				$341,466,596

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	47.6%
US Corporate Bonds	43.3%
Foreign Corporate Bonds	5.5%
US Government and Agency Obligations	1.2%
Short Term Investments	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	47.6%
Energy	20.2%
Utilities	15.9%
Telecommunications	6.3%
Transportation	3.3%
Technology	2.1%
Finance	1.8%
US Government and Agency Obligations	1.2%
Short Term Investments	1.1%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $202,264,708 or 59.2% of the Fund’s net assets.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Seven-day yield as of period end.

DoubleLine Shiller Enhanced International CAPE®	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.4%
	Affirm, Inc.
150,000	Series 2025-1A-B	5.13	%(a)	02/15/2033	151,058
	Commonbond Student Loan Trust
248,654	Series 2017-BGS-B	3.26	%(a)	09/25/2042	217,505
	Diamond Resorts Owner Trust
195,313	Series 2021-1A-A	1.51	%(a)	11/21/2033	194,265
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	496,383
	Marlette Funding Trust
71,470	Series 2021-1A-D	2.47	%(a)	06/16/2031	70,929
	Mosaic Solar Loans LLC
333,223	Series 2021-3A-A	1.44	%(a)	06/20/2052	271,936
	National Collegiate Student Loan Trust
224,690	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	4.78%		03/25/2033	221,908
	Navient Student Loan Trust
247,102	Series 2018-A-B	3.68	%(a)	02/18/2042	242,232
	Pagaya AI Debt Selection Trust
76,805	Series 2024-1-A	6.66	%(a)	07/15/2031	77,312
	SoFi Consumer Loan Program Trust
195,932	Series 2025-1-A	4.80	%(a)	02/27/2034	196,357
150,000	Series 2025-2-B	4.97	%(a)	06/25/2034	152,135
	Tesla Sustainable Energy Trust
120,836	Series 2024-1A-A2	5.08	%(a)	06/21/2050	121,365
	Theorem Funding Trust
43,601	Series 2023-1A-A	7.58	%(a)	04/15/2029	43,756
	Total Asset Backed Obligations (Cost $2,451,365)				2,457,141
COLLATERALIZED LOAN OBLIGATIONS - 11.0%
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.73	%(a)	07/17/2034	500,847
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	8.13	%(a)	07/18/2029	504,504
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.64	%(a)	04/15/2036	500,992
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.69	%(a)	07/15/2034	501,030
1,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.70	%(a)	07/20/2034	1,002,051
	Venture CDO Ltd.
119,952	Series 2017-29A-AR (3 mo. Term SOFR + 1.25%, 0.99% Floor)	5.58	%(a)	09/07/2030	120,071
	Wellfleet CLO Ltd.
500,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	5.74	%(a)	07/15/2034	500,913
	Total Collateralized Loan Obligations (Cost $3,611,257)				3,630,408
FOREIGN CORPORATE BONDS - 1.5%
22,000	Avolon Holdings Funding Ltd.	6.38	%(a)	05/04/2028	22,951
53,000	Avolon Holdings Funding Ltd.	5.38	%(a)	05/30/2030	54,012
2,000	BAT Capital Corp.	4.91%		04/02/2030	2,028
23,000	BAT International Finance PLC	5.93%		02/02/2029	24,144
24,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%		01/13/2031	24,593
61,000	Canadian Pacific Railway Co.	4.80%		03/30/2030	62,011
75,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	75,693

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
12,000	Enbridge, Inc.	6.00%		11/15/2028	12,603
50,000	Glencore Funding LLC (SOFR + 1.06%)	5.40	%(a)	04/04/2027	50,253
10,000	Glencore Funding LLC	4.91	%(a)	04/01/2028	10,104
33,000	Rio Tinto Finance USA PLC	4.88%		03/14/2030	33,647
53,000	Royal Bank of Canada (SOFR + 0.86%)	5.22%		10/18/2028	53,082
68,000	Videotron Ltd.	5.13	%(a)	04/15/2027	68,079
	Total Foreign Corporate Bonds (Cost $487,371)				493,200
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 13.1%
	280 Park Avenue Mortgage Trust
100,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.49	%(a)	09/15/2034	99,119
	Arbor Multifamily Mortgage Securities Trust
1,619,746	Series 2021-MF2-XA	1.22	%(a)(b)(c)	06/15/2054	79,703
	AREIT Trust
52,981	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.55	%(a)	01/20/2037	53,199
	BANK
2,701,875	Series 2021-BN36-XA	0.98	%(b)(c)	09/15/2064	88,795
	BBCMS Trust
1,959,941	Series 2025-5C34-XA	1.39	%(b)(c)	05/15/2058	97,329
	BDS Ltd.
48,244	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78	%(a)	12/16/2036	48,421
	Benchmark Mortgage Trust
4,294,645	Series 2018-B2-XA	0.60	%(b)(c)	02/15/2051	38,373
2,271,000	Series 2021-B26-XB	0.64	%(a)(b)(c)	06/15/2054	71,060
1,774,960	Series 2021-B28-XA	1.37	%(b)(c)	08/15/2054	95,282
	BPR Trust
120,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48	%(a)	09/15/2038	119,895
	BrightSpire Capital, Inc.
37,975	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	08/19/2038	37,657
100,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.26	%(a)	08/19/2037	100,338
	BX Trust
87,965	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	5.35	%(a)	12/15/2038	87,943
87,674	Series 2021-SOAR-B (1 mo. Term SOFR + 0.98%, 0.87% Floor)	5.30	%(a)	06/15/2038	87,713
83,297	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.11	%(a)	10/15/2038	83,309
50,812	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.76	%(a)	08/15/2039	50,860
	BXP Trust
100,000	Series 2017-GM-A	3.38	%(a)	06/13/2039	96,786
	CFCRE Commercial Mortgage Trust
100,000	Series 2016-C7-A3	3.84%		12/10/2054	98,620
	Citigroup Commercial Mortgage Trust
2,500,489	Series 2016-C1-XA	1.98	%(b)(c)	05/10/2049	19,642
100,000	Series 2016-P3-A4	3.33%		04/15/2049	98,506
	Citigroup/Deutsche Bank Commercial Mortgage Trust
100,000	Series 2016-C1-B	4.20	%(b)	05/10/2049	93,442
	Commercial Mortgage Pass Through Certificates
4,222,152	Series 2015-CR27-XA	1.00	%(b)(c)	10/10/2048	91
5,899,257	Series 2015-LC21-XD	1.27	%(a)(b)(c)	07/10/2048	166
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.22	%(a)(b)(c)	11/15/2054	138,732
	Computershare Corporate Trust
978,414	Series 2015-NXS2-XA	0.27	%(b)(c)	07/15/2058	337
2,627,102	Series 2015-P2-XA	1.05	%(b)(c)	12/15/2048	3,672
153,196	Series 2018-C43-A3	3.75%		03/15/2051	150,183
2,414,083	Series 2018-C48-XA	1.10	%(b)(c)	01/15/2052	61,450
107,674	Series 2019-C53-ASB	2.96%		10/15/2052	104,695
840,379	Series 2021-C59-XA	1.62	%(b)(c)	04/15/2054	52,007
	CSAIL Commercial Mortgage Trust
71,807	Series 2015-C4-A4	3.81%		11/15/2048	71,529

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Extended Stay America Trust
102,927	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51	%(a)	07/15/2038	103,018
	Franklin BSP Realty Trust, Inc.
33,978	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.80	%(a)	02/15/2037	33,989
	FS Rialto
47,301	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	05/16/2038	47,023
56,903	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68	%(a)	11/16/2036	56,875
	Granite Point Mortgage Trust, Inc.
23,493	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.93	%(a)	07/16/2035	23,097
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	03/15/2039	100,282
	Greystone Commercial Real Estate Notes
46,103	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45	%(a)	07/15/2039	46,177
	GS Mortgage Securities Corp. II
3,877,191	Series 2016-GS4-XA	0.68	%(b)(c)	11/10/2049	16,577
	KREF
48,827	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50	%(a)	02/15/2039	48,810
	LoanCore
37,791	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.73	%(a)	07/15/2036	37,637
42,018	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73	%(a)	11/15/2038	42,164
81,849	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.85	%(a)	01/17/2037	82,089
	Lument Finance Trust, Inc.
30,711	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60	%(a)	06/15/2039	30,780
	MF1 Multifamily Housing Mortgage Loan Trust
72,818	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67	%(a)	02/19/2037	72,818
56,618	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47	%(a)	06/19/2037	56,778
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.05	%(a)	03/19/2039	100,444
	Morgan Stanley Bank of America Merrill Lynch Trust
4,953,748	Series 2017-C34-XE	1.01	%(a)(b)(c)	11/15/2052	86,738
	Morgan Stanley Capital I, Inc.
15,277,000	Series 2017-ASHF-XCP	0.00	%(a)(b)(c)	11/15/2025	15
	MTN Commercial Mortgage Trust
100,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.72	%(a)	03/15/2039	99,996
	Ready Capital Corp.
24,011	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	11/25/2036	24,082
	SFO Commercial Mortgage Trust
100,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	05/15/2038	99,616
	SG Commercial Mortgage Securities LLC
1,909,650	Series 2016-C5-XA	1.98	%(b)(c)	10/10/2048	19,665
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26	%(a)(b)(c)	07/15/2041	223,731
	SREIT Trust
100,661	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.16	%(a)	11/15/2038	100,629
100,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.25	%(a)	11/15/2036	99,970
	Starwood Property Trust, Inc.
46,018	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	04/18/2038	45,830
	TPG Real Estate Finance Issuer Ltd.
42,143	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	03/15/2038	42,141
88,374	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.96	%(a)	02/15/2039	88,682
100,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.85	%(a)	09/18/2042	100,116
	TTAN
99,976	Series 2021-MHC-B (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53	%(a)	03/15/2038	100,060
	UBS Commercial Mortgage Trust
5,378,000	Series 2017-C3-XB	0.52	%(b)(c)	08/15/2050	48,695
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,133,686)				4,307,378

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3%
	AJAX Mortgage Loan Trust
167,240	Series 2021-C-A	5.12	%(a)(d)	01/25/2061	166,903
	Chase Mortgage Finance Corp.
547,418	Series 2006-A1-2A2	5.58	%(b)	09/25/2036	486,301
	Citigroup Mortgage Loan Trust, Inc.
34,671	Series 2006-AR2-1A2	5.46	%(b)	03/25/2036	34,037
	COLT Funding LLC
419,340	Series 2021-HX1-A1	1.11	%(a)(b)	10/25/2066	360,676
	Countrywide Alternative Loan Trust
310,689	Series 2007-9T1-1A6	6.00%		05/25/2037	142,616
	Credit Suisse Mortgage Capital Certificates
609,276	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	555,230
	Deutsche ALT-A Securities, Inc.
284,048	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.81%		02/25/2037	246,004
	Lehman XS Trust
116,854	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%		05/25/2037	99,496
	Merrill Lynch Alternative Note Asset
765,712	Series 2007-OAR5-1A1	3.69	%(b)	10/25/2047	209,236
	Merrill Lynch Mortgage Backed Securities Trust
795,566	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	6.53%		08/25/2036	680,951
	Onslow Bay Mortgage Loan Trust
153,129	Series 2020-EXP2-A3	2.50	%(a)(b)	05/25/2060	129,980
	PRPM LLC
247,301	Series 2021-4-A1	5.87	%(a)(d)	04/25/2026	247,720
	RALI Trust
595,750	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		06/25/2037	440,670
	Starwood Mortgage Residential Trust
500,000	Series 2020-2-M1E	3.00	%(a)	04/25/2060	489,177
302,433	Series 2021-5-A1	1.92	%(a)(b)	09/25/2066	256,387
	Velocity Commercial Capital Loan Trust
134,127	Series 2018-2-A	4.05	%(a)(b)	10/26/2048	130,988
437,834	Series 2021-2-M2	2.20	%(a)(b)	08/25/2051	354,007
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $5,807,082)				5,030,379
US CORPORATE BONDS - 13.9%
18,000	AbbVie, Inc.	4.88%		03/15/2030	18,437
4,000	Agilent Technologies, Inc.	4.20%		09/09/2027	3,999
12,000	Altria Group, Inc.	6.20%		11/01/2028	12,672
66,000	American Electric Power Co., Inc.	5.20%		01/15/2029	67,710
81,000	American Express Co. (SOFR + 1.26%)	4.73%		04/25/2029	81,937
17,000	American Homes 4 Rent LP	4.25%		02/15/2028	16,903
28,000	American International Group, Inc.	4.85%		05/07/2030	28,460
15,000	American National Group, Inc.	5.75%		10/01/2029	15,368
91,000	American Tower Corp.	4.90%		03/15/2030	92,327
27,000	Amrize Finance US LLC	4.70	%(a)	04/07/2028	27,253
30,000	APA Corp.	4.25	%(a)	01/15/2030	28,733
31,000	AppLovin Corp.	5.13%		12/01/2029	31,413
38,000	Arrow Electronics, Inc.	5.15%		08/21/2029	38,600
80,000	Athene Global Funding	4.72	%(a)	10/08/2029	79,862
23,000	Atlassian Corp.	5.25%		05/15/2029	23,624
8,000	Avery Dennison Corp.	4.88%		12/06/2028	8,126
4,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	4,169
7,000	Bank of America Corp. (SOFR + 1.75%)	4.83%		07/22/2026	7,000
20,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	19,859
52,000	Bank of America Corp. (SOFR + 0.83%)	4.98%		01/24/2029	52,755

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
52,000	Biogen, Inc.	5.05%		01/15/2031	52,959
16,000	Boardwalk Pipelines LP	4.45%		07/15/2027	16,000
46,000	Broadcom, Inc.	3.15%		11/15/2025	45,762
22,000	Broadcom, Inc.	4.35%		02/15/2030	21,925
8,000	Brown & Brown, Inc.	4.70%		06/23/2028	8,070
9,000	Brown & Brown, Inc.	4.50%		03/15/2029	9,001
24,000	Bunge Ltd. Finance Corp.	4.20%		09/17/2029	23,739
72,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%		07/24/2026	71,998
23,000	Cardinal Health, Inc.	5.13%		02/15/2029	23,594
23,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	23,785
38,000	Cheniere Energy Partners LP	4.50%		10/01/2029	37,606
31,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%		03/04/2029	31,227
66,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	65,714
12,000	CNA Financial Corp.	3.90%		05/01/2029	11,779
48,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	48,620
5,000	Coterra Energy, Inc.	3.90%		05/15/2027	4,939
3,000	Coterra Energy, Inc.	4.38%		03/15/2029	2,972
24,000	CubeSmart LP	4.38%		02/15/2029	23,870
15,000	Darden Restaurants, Inc.	4.35%		10/15/2027	15,034
10,000	DCP Midstream Operating LP	5.13%		05/15/2029	10,163
54,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	53,539
52,000	Delta Air Lines, Inc.	4.95%		07/10/2028	52,331
12,000	Devon Energy Corp.	5.25%		10/15/2027	12,027
27,000	Dominion Energy, Inc.	5.00%		06/15/2030	27,566
28,000	DTE Energy Co.	5.20%		04/01/2030	28,666
30,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	29,962
34,000	Elevance Health, Inc.	5.15%		06/15/2029	34,983
60,000	Energy Transfer LP	6.05%		12/01/2026	61,282
6,000	EQT Corp.	3.90%		10/01/2027	5,922
8,000	EQT Corp.	7.00%		02/01/2030	8,676
34,000	Equifax, Inc.	4.80%		09/15/2029	34,299
18,000	Essential Utilities, Inc.	4.80%		08/15/2027	18,196
2,000	Essential Utilities, Inc.	3.57%		05/01/2029	1,943
50,000	Evergy Kansas Central, Inc.	4.70%		03/13/2028	50,593
32,000	Exelon Corp.	5.15%		03/15/2029	32,844
106,000	Extra Space Storage LP	5.50%		07/01/2030	109,995
2,000	FirstEnergy Transmission LLC	4.55%		01/15/2030	2,002
83,000	Fiserv, Inc.	4.75%		03/15/2030	83,594
24,000	GATX Corp.	4.70%		04/01/2029	24,214
2,000	GATX Corp.	4.00%		06/30/2030	1,947
64,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	64,957
59,000	Genuine Parts Co.	4.95%		08/15/2029	59,930
18,000	Global Payments, Inc.	5.30%		08/15/2029	18,332
43,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.23%		03/18/2027	43,115
69,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	68,671
9,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	9,224
34,000	Hyundai Capital America	4.55	%(a)	09/26/2029	33,705
23,000	Illumina, Inc.	4.65%		09/09/2026	23,033
108,000	Interstate Power and Light Co.	3.60%		04/01/2029	104,893
82,000	Jacobs Engineering Group, Inc.	6.35%		08/18/2028	86,202
60,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.28%		04/22/2028	60,184
38,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%		01/24/2029	38,520
23,000	Kinder Morgan, Inc.	5.00%		02/01/2029	23,366
21,000	Kyndryl Holdings, Inc.	2.05%		10/15/2026	20,357
34,000	Laboratory Corp. of America Holdings	4.35%		04/01/2030	33,782
34,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	33,945
16,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	16,135

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
34,000	Marriott International, Inc./MD	4.80%		03/15/2030	34,337
61,000	Mars, Inc.	4.80	%(a)	03/01/2030	61,827
22,000	Marvell Technology, Inc.	5.75%		02/15/2029	22,912
26,000	Marvell Technology, Inc.	4.75%		07/15/2030	26,123
52,000	MasTec, Inc.	4.50	%(a)	08/15/2028	51,322
35,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	37,132
23,000	Meritage Homes Corp.	5.13%		06/06/2027	23,279
5,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	4,821
24,000	Microchip Technology, Inc.	4.25%		09/01/2025	23,973
83,600	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50	%(a)	06/20/2027	83,762
35,000	Molex Electronic Technologies LLC	4.75	%(a)	04/30/2028	35,226
52,000	MPLX LP	4.80%		02/15/2029	52,519
23,000	National Fuel Gas Co.	5.50%		03/15/2030	23,651
41,000	National Rural Utilities Cooperative Finance Corp.	4.75%		02/07/2028	41,545
5,000	New York Life Global Funding (SOFR + 0.48%)	4.92	%(a)	06/09/2026	5,009
6,000	New York Life Global Funding	4.70	%(a)	01/29/2029	6,081
75,000	NextEra Energy Capital Holdings, Inc.	5.05%		03/15/2030	76,778
37,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	36,823
33,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	33,000
53,000	NiSource, Inc.	5.20%		07/01/2029	54,433
56,000	Northrop Grumman Corp.	4.65%		07/15/2030	56,508
22,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	22,109
52,000	ONEOK, Inc.	5.38%		06/01/2029	53,130
24,000	ONEOK, Inc.	4.40%		10/15/2029	23,826
52,000	Oracle Corp.	5.80%		11/10/2025	52,214
4,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.05	%(a)	06/04/2026	4,014
13,000	Paychex, Inc.	5.10%		04/15/2030	13,320
16,000	PayPal Holdings, Inc.	4.45%		03/06/2028	16,133
52,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25	%(a)	02/01/2030	53,242
14,000	Pinnacle West Capital Corp.	4.90%		05/15/2028	14,200
50,000	Public Service Enterprise Group, Inc.	5.88%		10/15/2028	52,352
32,000	Quanta Services, Inc.	4.75%		08/09/2027	32,281
32,000	Quest Diagnostics, Inc.	4.20%		06/30/2029	31,874
49,000	Republic Services, Inc.	4.75%		07/15/2030	49,941
3,000	Ryder System, Inc.	5.25%		06/01/2028	3,079
11,000	Ryder System, Inc.	4.95%		09/01/2029	11,199
30,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%		03/20/2029	30,509
12,000	Sherwin-Williams Co.	4.55%		03/01/2028	12,108
20,000	Sonoco Products Co.	4.45%		09/01/2026	19,985
24,000	State Street Corp. (SOFR + 1.35%)	5.75%		11/04/2026	24,108
19,000	State Street Corp. (SOFR + 0.95%)	4.54%		04/24/2028	19,128
24,000	Sysco Corp.	5.10%		09/23/2030	24,601
22,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%		07/15/2027	22,015
54,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	55,085
55,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	55,831
54,000	Truist Financial Corp. (SOFR + 1.46%)	4.26%		07/28/2026	53,979
86,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	93,042
18,000	Uber Technologies, Inc.	6.25	%(a)	01/15/2028	18,097
52,000	Veralto Corp.	5.50%		09/18/2026	52,634
73,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	72,581
52,000	Wells Fargo & Co. (SOFR + 1.07%)	5.43%		04/22/2028	52,368
25,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%		10/23/2029	26,426

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,000	Western Midstream Operating LP	6.35%		01/15/2029	5,237
33,000	Western Midstream Operating LP	4.05%		02/01/2030	31,750
35,000	Williams Cos., Inc.	4.80%		11/15/2029	35,415
9,000	Zimmer Biomet Holdings, Inc.	4.70%		02/19/2027	9,052
32,000	Zimmer Biomet Holdings, Inc.	5.05%		02/19/2030	32,807
	Total US Corporate Bonds (Cost $4,538,549)				4,591,629
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.7%
	Federal National Mortgage Association
1,237,289	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	4.97%		09/25/2043	1,225,709
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,197,271)				1,225,709
US GOVERNMENT AND AGENCY OBLIGATIONS - 16.7%
111,352	United States Treasury Inflation Indexed Bonds	2.38%		01/15/2027	113,229
159,065	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2027	155,755
75,805	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	76,762
800,000	United States Treasury Note/Bond	0.38%		01/31/2026	782,427
510,000	United States Treasury Note/Bond	0.75%		03/31/2026	497,456
600,000	United States Treasury Note/Bond	0.75%		05/31/2026	582,380
450,000	United States Treasury Note/Bond	0.63%		07/31/2026	434,197
1,000,000	United States Treasury Note/Bond	0.88	%(e)	09/30/2026	963,438
1,400,000	United States Treasury Note/Bond	0.63	%(e)	03/31/2027	1,326,391
630,000	United States Treasury Note/Bond	0.50%		06/30/2027	591,277
	Total US Government and Agency Obligations (Cost $5,493,198)				5,523,312
AFFILIATED MUTUAL FUNDS - 2.0%
72,135	DoubleLine Floating Rate Fund - Class I				647,048
	Total Affiliated Mutual Funds (Cost $686,722)				647,048
SHORT TERM INVESTMENTS - 11.4%
357,619	First American Government Obligations Fund - U	4.28	%(f)		357,619
357,619	JPMorgan US Government Money Market Fund - IM	4.28	%(f)		357,619
357,620	MSILF Government Portfolio - Institutional	4.24	%(f)		357,620
2,700,000	United States Treasury Bill	0.00%		07/31/2025	2,690,669
	Total Short Term Investments (Cost $3,763,485)				3,763,527
	Total Investments - 96.0% (Cost $34,169,986)				31,669,731
	Other Assets in Excess of Liabilities - 4.0%				1,311,004
	NET ASSETS - 100.0%				$32,980,735

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	16.7%
Non-Agency Residential Collateralized Mortgage Obligations	15.3%
US Corporate Bonds	13.9%
Non-Agency Commercial Mortgage Backed Obligations	13.1%
Short Term Investments	11.4%
Collateralized Loan Obligations	11.0%
Asset Backed Obligations	7.4%
US Government and Agency Mortgage Backed Obligations	3.7%
Affiliated Mutual Funds	2.0%
Foreign Corporate Bonds	1.5%
Other Assets and Liabilities	4.0%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	16.7%
Non-Agency Residential Collateralized Mortgage Obligations	15.3%
Non-Agency Commercial Mortgage Backed Obligations	13.1%
Short Term Investments	11.4%
Collateralized Loan Obligations	11.0%
Asset Backed Obligations	7.4%
US Government and Agency Mortgage Backed Obligations	3.7%
Banking	2.6%
Energy	2.1%
Affiliated Mutual Funds	2.0%
Technology	1.8%
Utilities	1.8%
Healthcare	0.9%
Insurance	0.7%
Transportation	0.6%
Aerospace & Defense	0.6%
Real Estate	0.5%
Industrial Equipment	0.5%
Finance	0.4%
Food Products	0.3%
Pharmaceuticals	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Media	0.3%
Mining	0.3%
Telecommunications	0.2%
Retailers (other than Food/Drug)	0.2%
Construction	0.2%
Diversified Manufacturing	0.2%
Environmental Control	0.1%
Beverage and Tobacco	0.1%
Automotive	0.1%
Containers and Glass Products	0.1%
Commercial Services	0.1%
Food Service	0.1%
Chemicals/Plastics	0.0	%(g)
Other Assets and Liabilities	4.0%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $12,708,381 or 38.5% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Interest only security
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	All or portion of this security has been pledged as collateral.
(f)	Seven-day yield as of period end.
(g)	Represents less than 0.05% of net assets.

CMT	Constant Maturity Treasury Rate
SOFR	Secured Overnight Financing Rate

Swap Agreements

Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	Barclays Capital, Inc.	Long	0.20%	Termination	07/25/2025	2,200,000	EUR	$12,208	$–	$12,208
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	05/21/2026	14,400,000	EUR	(44,881)	–	(44,881)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	02/19/2026	12,000,000	EUR	(799,373)	–	(799,373)
								$(832,046)	–	$(832,046)

(1)	Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2025, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
02/04/2026	Goldman Sachs	5,152,676	USD	$5,152,676	4,900,000	EUR	$5,851,914	$699,238
02/04/2026	Barclays Capital, Inc.	4,206,447	USD	4,206,447	4,000,000	EUR	4,777,073	570,627
10/08/2025	J.P. Morgan Securities, Inc.	9,196,542	USD	9,196,542	8,200,000	EUR	9,723,820	527,277
06/10/2026	Goldman Sachs	12,643,384	USD	12,643,384	10,800,000	EUR	12,979,963	336,579
10/08/2025	Goldman Sachs	3,347,491	USD	3,347,491	3,000,000	EUR	3,557,495	210,004
02/04/2026	J.P. Morgan Securities, Inc.	924,438	USD	924,438	800,000	EUR	955,415	30,976
10/08/2025	Barclays Capital, Inc.	334,578	USD	334,578	300,000	EUR	355,750	21,172
06/10/2026	Barclays Capital, Inc.	584,328	USD	584,328	500,000	EUR	600,924	16,596
10/08/2025	Goldman Sachs	600,000	EUR	711,499	707,550	USD	707,550	(3,949)
06/10/2026	Barclays Capital, Inc.	500,000	EUR	600,924	585,201	USD	585,201	(15,723)
06/10/2026	J.P. Morgan Securities, Inc.	1,000,000	EUR	1,201,849	1,169,350	USD	1,169,350	(32,498)
02/04/2026	J.P. Morgan Securities, Inc.	600,000	EUR	716,561	630,773	USD	630,773	(85,788)
10/08/2025	J.P. Morgan Securities, Inc.	1,200,000	EUR	1,422,998	1,320,209	USD	1,320,209	(102,789)
								$2,171,722

EUR	Euro
USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2025 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended June 30, 2025	Change in Unrealized for the Period Ended June 30, 2025	Value at June 30, 2025	Shares Held at June 30, 2025	Dividend Income Earned for the Period Ended June 30, 2025
DoubleLine Floating Rate Fund (Class I)	$640,555	$—	$—	$—	$6,493	$647,048	72,135	$11,890

DoubleLine Emerging Markets Local Currency Bond Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 20.1%
BRAZIL - 0.6%
550,000 BRL	Simpar Finance SARL	10.75	%(a)	02/12/2028	81,491
CHINA - 4.4%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%		04/27/2032	297,257
2,210,000 CNY	International Bank for Reconstruction & Development	2.00%		02/18/2026	309,001
					606,258
COLOMBIA - 1.4%
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38	%(a)	11/08/2027	187,528
INDIA - 7.2%
11,500,000 INR	Asian Development Bank	6.20%		10/06/2026	134,132
33,500,000 INR	European Investment Bank	6.95	%(a)	03/01/2029	396,043
20,000,000 INR	Inter-American Development Bank	7.00%		01/25/2029	236,917
18,000,000 INR	International Bank for Reconstruction & Development	6.85%		04/24/2028	212,390
					979,482
INDONESIA - 2.1%
4,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%		02/07/2028	284,156
MEXICO - 4.4%
4,500,000 MXN	America Movil SAB de CV	10.30%		01/30/2034	245,712
6,900,000 MXN	International Finance Corp.	7.50%		01/18/2028	362,432
					608,144
	Total Foreign Corporate Bonds (Cost $2,881,306)				2,747,059
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 75.4%
BRAZIL - 9.8%
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2027	349,294
3,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2029	506,807
3,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2031	484,737
					1,340,838
CHILE - 0.7%
90,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%		03/01/2026	96,569
COLOMBIA - 2.1%
350,000,000 COP	Colombian TES	6.25%		11/26/2025	84,827
350,000,000 COP	Colombian TES	7.50%		08/26/2026	84,077
632,400,000 COP	Colombian TES	7.25%		10/18/2034	113,344
					282,248
CZECH REPUBLIC - 3.6%
10,600,000 CZK	Czech Republic Government Bond	2.75%		07/23/2029	487,887
HUNGARY - 3.4%
53,000,000 HUF	Hungary Government Bond	4.75%		11/24/2032	138,715
110,400,000 HUF	Hungary Government Bond	7.00%		10/24/2035	324,765
					463,480
INDIA - 1.1%
12,000,000 INR	Export-Import Bank of Korea	8.10%		10/16/2030	146,097
INDONESIA - 10.0%
6,065,000,000 IDR	Indonesia Treasury Bond	8.25%		05/15/2029	398,979
4,700,000,000 IDR	Indonesia Treasury Bond	7.00%		02/15/2033	296,702
6,170,000,000 IDR	Indonesia Treasury Bond	8.38%		03/15/2034	423,181
3,662,000,000 IDR	Indonesia Treasury Bond	7.50%		06/15/2035	239,564
					1,358,426
ISRAEL - 1.9%
880,000 ILS	Israel Government Bond	3.75%		09/30/2027	259,953
MALAYSIA - 3.4%
1,900,000 MYR	Malaysia Government Bond	3.58%		07/15/2032	456,562
MEXICO - 8.6%
6,250,000 MXN	Mexican Bonos	5.75%		03/05/2026	327,594

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,280,000 MXN	Mexican Bonos	7.75%		05/29/2031	573,188
5,600,000 MXN	Mexican Bonos	8.00%		02/21/2036	272,362
					1,173,144
PERU - 4.0%
1,670,000 PEN	Peru Government Bond	5.40%		08/12/2034	444,804
350,000 PEN	Peruvian Government International Bond	6.90%		08/12/2037	100,453
					545,257
PHILIPPINES - 0.6%
4,500,000 PHP	Philippine Government Bond	6.88%		01/10/2029	82,611
POLAND - 6.5%
1,575,000 PLN	Republic of Poland Government Bond	1.75%		04/25/2032	352,688
2,000,000 PLN	Republic of Poland Government Bond	5.00%		10/25/2034	538,294
					890,982
ROMANIA - 4.7%
1,660,000 RON	Romania Government Bond	6.30%		04/26/2028	375,866
1,100,000 RON	Romania Government Bond	8.00%		04/29/2030	261,872
					637,738
SOUTH AFRICA - 10.2%
14,460,000 ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	764,680
12,820,000 ZAR	Republic of South Africa Government Bond	8.50%		01/31/2037	631,278
					1,395,958
THAILAND - 4.8%
6,150,000 THB	Thailand Government Bond	3.85%		12/12/2025	191,157
6,250,000 THB	Thailand Government Bond	3.35%		06/17/2033	217,683
8,000,000 THB	Thailand Government Bond	1.59%		12/17/2035	246,200
					655,040
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $10,259,082)				10,272,790
SHORT TERM INVESTMENTS - 2.5%
112,169 USD	BlackRock Liquidity FedFund - Institutional	4.24	%(b)		112,169
112,201 USD	Fidelity Government Portfolio - Institutional	4.24	%(b)		112,201
112,288 USD	MSILF Government Portfolio - Institutional	4.24	%(b)		112,288
	Total Short Term Investments (Cost $336,658)				336,658

	Total Investments - 98.0% (Cost $13,477,046)				13,356,507
	Other Assets in Excess of Liabilities - 2.0%				273,115
	NET ASSETS - 100.0%				$13,629,622

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	75.4%
Foreign Corporate Bonds	20.1%
Short Term Investments	2.5%
Other Assets and Liabilities	2.0%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	75.4%
Finance	16.3%
Short Term Investments	2.5%
Telecommunications	1.8%
Utilities	1.4%
Transportation	0.6%
Other Assets and Liabilities	2.0%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	13.0%
Indonesia	12.1%
Brazil	10.4%
South Africa	10.2%
India	8.3%
Poland	6.5%
Thailand	4.8%
Romania	4.7%
China	4.4%
Peru	4.0%
Czech Republic	3.6%
Colombia	3.5%
Hungary	3.4%
Malaysia	3.4%
United States	2.5%
Israel	1.9%
Chile	0.7%
Philippines	0.6%
Other Assets and Liabilities	2.0%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $665,062 or 4.9% of the Fund's net assets.
(b)	Seven-day yield as of period end.

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

DoubleLine Income Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 8.9%
	Affirm, Inc.
500,000	Series 2023-B-D	8.78	%(a)	09/15/2028	503,309
	ALTDE Trust
979,372	Series 2025-1A-B	6.53	%(a)	08/15/2050	980,263
	APL Finance DAC
548,000	Series 2023-1A-C	8.50	%(a)	07/21/2031	559,926
	Apollo Aviation Securitization Equity Trust
478,581	Series 2024-1A-B	6.90	%(a)	05/16/2049	485,420
474,192	Series 2024-2A-B	6.61	%(a)	09/16/2049	492,431
487,753	Series 2025-1A-B	6.58	%(a)	02/16/2050	498,066
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	514,373
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	499,937
	Hardee's Funding
493,750	Series 2024-1A-A2	7.25	%(a)	03/20/2054	510,361
	Helios Issuer LLC
555,001	Series 2019-AA-B	4.49	%(a)	06/20/2046	490,389
	Hotwire Funding LLC
1,000,000	Series 2021-1-B	2.66	%(a)	11/20/2051	964,758
	Lunar Structured Aircraft Portfolio Notes
511,802	Series 2021-1-C	5.68	%(a)	10/15/2046	496,244
	MAPS Ltd.
9,471	Series 2021-1A-C	5.44	%(a)	06/15/2046	9,276
	Marlette Funding Trust
386,315	Series 2022-3A-C	6.89	%(a)	11/15/2032	387,669
	SSI ABS Issuer LLC
250,000	Series 2025-1-A	6.15	%(a)	07/25/2065	250,876
	Start Ltd./Bermuda
131,169	Series 2019-1-C	6.41	%(a)	03/15/2044	130,503
	Switch ABS Issuer LLC
500,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	506,091
750,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	778,215
	Uniti Group LP
500,000	Series 2025-1A-B	6.37	%(a)	04/20/2055	510,483
	Upstart Securitization Trust
500,000	Series 2025-2-C	6.02	%(a)	06/20/2035	505,051
	Willis Lease Finance Corp.
261,010	Series 2020-A-C	6.66	%(a)	03/15/2045	256,144
	Total Asset Backed Obligations (Cost $10,112,893)				10,329,785
COLLATERALIZED LOAN OBLIGATIONS - 16.0%
	Anthelion Ltd.
500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	0.00	%(a)	07/20/2036	498,750
	Bain Capital Credit CLO
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.11	%(a)	04/16/2037	507,615
	Battalion CLO Ltd.
1,000,000	Series 2021-21A-B (3 mo. Term SOFR + 2.01%, 1.75% Floor)	6.27	%(a)	07/15/2034	1,003,502
	Benefit Street Partners Ltd.
1,000,000	Series 2025-41A-A (3 mo. Term SOFR + 1.30%, 1.30% Floor)	0.00	%(a)	07/25/2038	1,000,000
	Canyon Capital CLO Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.93	%(a)	04/15/2034	503,914
	Canyon CLO
500,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	10.72	%(a)	07/15/2034	499,482

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Carlyle Global Market Strategies
500,000	Series 2018-4A-D1R (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.38	%(a)	10/17/2037	502,951
500,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.13	%(a)	04/25/2037	507,618
	CarVal CLO
500,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.37	%(a)	04/20/2037	504,089
1,000,000	Series 2024-1A-D (3 mo. Term SOFR + 3.90%, 3.90% Floor)	8.17	%(a)	04/20/2037	995,830
	Clover CLO
500,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.80	%(a)	04/20/2037	502,009
	Elmwood CLO Ltd.
500,000	Series 2024-4A-E (3 mo. Term SOFR + 6.00%, 6.00% Floor)	10.28	%(a)	04/17/2037	509,333
	Empower CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	8.03	%(a)	04/25/2037	505,796
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2022-14A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.27	%(a)	07/20/2037	1,002,640
500,000	Series 2024-19A-D (3 mo. Term SOFR + 3.40%, 3.40% Floor)	7.67	%(a)	04/20/2037	506,335
	Harvest US CLO
500,000	Series 2024-1A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.77	%(a)	04/18/2037	506,002
	Katayma CLO Ltd.
1,000,000	Series 2023-1A-D (3 mo. Term SOFR + 5.25%, 5.25% Floor)	9.52	%(a)	10/20/2036	1,004,405
500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.92	%(a)	04/20/2037	502,586
500,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.77	%(a)	04/20/2037	508,401
	MidOcean Credit CLO
500,000	Series 2018-9A-D (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.83	%(a)	07/20/2031	501,706
	Octagon Investment Partners Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.02	%(a)	04/15/2034	474,252
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.63	%(a)	07/20/2034	495,948
	Rockford Tower CLO Ltd.
1,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.88	%(a)	04/20/2037	1,004,330
	RR Ltd./Cayman Islands
1,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.32	%(a)	04/15/2036	971,570
	Sound Point CLO Ltd.
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.04	%(a)	10/25/2034	490,167
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.39	%(a)	07/20/2034	956,796
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.79	%(a)	10/25/2034	485,360
	Wellfleet CLO Ltd.
500,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	8.08	%(a)	07/20/2032	503,260
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.02	%(a)	01/15/2035	501,446
	Total Collateralized Loan Obligations (Cost $18,428,455)				18,456,093
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 21.3%
	280 Park Avenue Mortgage Trust
250,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.49	%(a)	09/15/2034	247,798
	ACREC Trust
300,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.79	%(a)	02/19/2038	301,957
	Arbor Realty Trust, Inc.
206,363	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.75	%(a)	01/15/2037	206,650
	AREIT Trust
244,856	Series 2023-CRE8-A (1 mo. Term SOFR + 2.11%, 2.11% Floor)	6.43	%(a)	08/17/2041	246,328
	BANK
350,000	Series 2019-BN19-A2	2.93%		08/15/2061	330,688
350,000	Series 2021-BN34-ASB	2.19%		06/15/2063	325,460
	BANK5 Trust
350,000	Series 2024-5YR9-C	6.42	%(c)	08/15/2057	359,431
190,000	Series 2025-5YR15-D	4.00	%(a)	07/15/2030	161,702

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BBCMS Trust
11,256,342	Series 2024-5C27-XA	1.04	%(a)(c)(d)	07/15/2057	320,378
3,179,000	Series 2025-C32-XD	2.54	%(a)(c)(d)	02/15/2062	541,462
	Benchmark Mortgage Trust
375,000	Series 2019-B13-A3	2.70%		08/15/2057	350,500
5,651,768	Series 2020-B22-XA	1.62	%(c)(d)	01/15/2054	371,512
350,000	Series 2024-V9-A3	5.60%		08/15/2057	362,185
	BMO Mortgage Trust
250,000	Series 2024-5C6-A3	5.32%		09/15/2057	256,138
250,000	Series 2025-5C11-D	4.50	%(a)	07/15/2058	218,530
7,582,000	Series 2025-5C11-XA	1.11	%(c)(d)	07/15/2058	374,756
	BrightSpire Capital, Inc.
94,937	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	08/19/2038	94,143
	BSPRT Co.-Issuer LLC
250,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.58	%(a)	09/15/2035	251,333
	BX Trust
119,007	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16	%(a)	10/15/2036	119,003
300,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.07	%(a)	10/15/2036	299,738
80,803	Series 2021-BXMF-C (1 mo. Term SOFR + 1.31%, 1.19% Floor)	5.62	%(a)	10/15/2026	80,737
250,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	5.28	%(a)	10/15/2036	249,465
245,000	Series 2021-MFM1-D (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.93	%(a)	01/15/2034	244,978
211,332	Series 2021-RISE-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18	%(a)	11/15/2036	210,945
59,498	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.11	%(a)	10/15/2038	59,507
252,000	Series 2021-XL2-D (1 mo. Term SOFR + 1.51%, 1.40% Floor)	5.82	%(a)	10/15/2038	252,050
137,728	Series 2022-LP2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	5.32	%(a)	02/15/2039	137,730
280,000	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86	%(a)	03/15/2030	278,044
	CEDR Commercial Mortgage Trust
350,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.30	%(a)	02/15/2039	340,851
	CENT Trust
250,000	Series 2023-CITY-A (1 mo. Term SOFR + 2.62%, 2.62% Floor)	6.93	%(a)	09/15/2038	250,761
	Commercial Mortgage Pass Through Certificates
350,000	Series 2014-CR14-C	3.79	%(c)	02/10/2047	332,720
500,000	Series 2016-DC2-B	4.84	%(c)	02/10/2049	493,597
	Computershare Corporate Trust
403,043	Series 2015-LC22-A4	3.84%		09/15/2058	401,853
489,610	Series 2019-C50-A4	3.47%		05/15/2052	473,520
2,050,000	Series 2024-C63-XD	2.51	%(a)(c)(d)	08/15/2057	330,830
	Credit Suisse Mortgage Capital Certificates
286,098	Series 2017-PFHP-A (1 mo. Term SOFR + 1.00%, 0.95% Floor)	5.31	%(a)	12/15/2030	285,361
139,000	Series 2021-B33-A2	3.17	%(a)	10/10/2043	122,033
	CSAIL Commercial Mortgage Trust
367,924	Series 2017-CX9-A4	3.18%		09/15/2050	360,758
	ELP Commercial Mortgage Trust
249,709	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	5.75	%(a)	11/15/2038	249,522
	Extended Stay America Trust
428,864	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51	%(a)	07/15/2038	429,242
	FS Rialto
189,203	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	05/16/2038	188,091
	FS RIALTO
284,513	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68	%(a)	11/16/2036	284,372
	Granite Point Mortgage Trust, Inc.
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38	%(a)	12/15/2036	292,699
	Greystone Commercial Real Estate Notes
138,308	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45	%(a)	07/15/2039	138,530
380,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63	%(a)	07/15/2039	377,907

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	GS Mortgage Securities Corp. II
278,603	Series 2010-C1-C	5.64	%(a)(c)	08/10/2043	276,876
375,000	Series 2013-GC13-B	4.01	%(a)(c)	07/10/2046	363,510
125,000	Series 2021-IP-C (1 mo. Term SOFR + 1.66%, 1.55% Floor)	5.98	%(a)	10/15/2036	124,306
125,000	Series 2021-STAR-D (1 mo. Term SOFR + 2.01%, 1.90% Floor)	6.33	%(a)	12/15/2036	123,864
	HGI CRE CLO Ltd.
340,000	Series 2021-FL1-C (1 mo. Term SOFR + 1.81%, 1.81% Floor)	6.13	%(a)	06/16/2036	340,355
290,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58	%(a)	09/17/2036	289,658
	JP Morgan Chase Commercial Mortgage Securities
420,000	Series 2015-JP1-AS	4.12	%(c)	01/15/2049	411,915
1,000,000	Series 2019-UES-G	4.60	%(a)(c)	05/05/2032	912,141
	JPMBB Commercial Mortgage Securities Trust
133,520	Series 2014-C21-C	4.71	%(c)	08/15/2047	131,575
300,000	Series 2014-C23-UH5	4.71	%(a)	09/15/2047	298,930
8,727	Series 2015-C27-A4	3.18%		02/15/2048	8,454
87,954	Series 2015-C31-A3	3.80%		08/15/2048	87,763
250,000	Series 2015-C33-AS	4.02%		12/15/2048	246,641
	KREF
297,842	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50	%(a)	02/15/2039	297,741
	LoanCore
300,000	Series 2021-CRE5-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18	%(a)	07/15/2036	299,381
126,055	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73	%(a)	11/15/2038	126,492
	Lument Finance Trust, Inc.
153,555	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60	%(a)	06/15/2039	153,900
300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18	%(a)	06/15/2039	299,816
	MF1 Multifamily Housing Mortgage Loan Trust
99,917	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53	%(a)	07/16/2036	99,990
250,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18	%(a)	10/16/2036	248,051
310,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	6.48	%(a)	10/16/2036	305,277
283,091	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47	%(a)	06/19/2037	283,889
300,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.05	%(a)	03/19/2039	301,331
250,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.81	%(a)	08/18/2041	251,125
	MHC Commercial Mortgage Trust
44,421	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.23	%(a)	04/15/2038	44,439
	Morgan Stanley Capital I, Inc.
300,000	Series 2016-UB11-AS	2.98%		08/15/2049	292,759
	PFP III Ltd.
298,659	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.80	%(a)	09/17/2039	299,298
	Ready Capital Corp.
168,075	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	11/25/2036	168,572
450,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85	%(a)	10/25/2039	451,620
22,368	Series 2023-FL12-A (1 mo. Term SOFR + 2.34%, 2.34% Floor)	6.65	%(a)	05/25/2038	22,449
	ROCK Trust
100,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	104,647
	SFO Commercial Mortgage Trust
250,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58	%(a)	05/15/2038	249,040
	SREIT Trust
500,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.25	%(a)	11/15/2036	499,851
	Starwood Property Trust, Inc.
115,046	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	04/18/2038	114,576
225,339	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.65	%(a)	11/15/2038	225,316
370,000	Series 2022-FL3-AS (30 day avg SOFR US + 1.80%, 1.80% Floor)	6.10	%(a)	11/15/2038	365,975

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
400,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.25	%(a)	11/15/2038	393,469
	STWD Trust
200,000	Series 2021-FLWR-D (1 mo. Term SOFR + 1.49%, 1.38% Floor)	5.80	%(a)	07/15/2036	199,831
	TPG Real Estate Finance Issuer Ltd.
126,430	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63	%(a)	03/15/2038	126,424
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28	%(a)	03/15/2038	299,822
250,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.46	%(a)	02/15/2039	249,710
	UBS Commercial Mortgage Trust
422,000	Series 2018-C13-B	4.79	%(c)	10/15/2051	399,725
	VEGAS Trust
175,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	177,456
	VMC Finance LLC
246,398	Series 2021-FL4-B (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.23	%(a)	06/16/2036	243,400
	Wells Fargo Commercial Mortgage Trust
10,373,310	Series 2025-5C3-XA	1.05	%(c)(d)	01/15/2058	345,516
280,000	Series 2025-VTT-C	6.03	%(a)(c)	03/15/2038	282,429
	WHARF Trust
190,000	Series 2025-DC-A	5.35	%(a)(c)	07/15/2040	193,948
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $24,582,811)				24,639,048
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 26.6%
	Connecticut Avenue Securities Trust
1,500,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	6.01	%(a)	07/25/2044	1,507,623
	Credit Suisse Mortgage Capital Certificates
1,372,000	Series 2021-NQM4-B2	4.18	%(a)(c)	05/25/2066	1,051,956
	Cross Mortgage Trust
769,464	Series 2024-H1-A1	6.09	%(a)(e)	12/25/2068	774,679
	Ellington Financial Mortgage Trust
1,250,000	Series 2025-NQM2-A3	5.95	%(a)(c)	06/25/2070	1,266,496
1,250,000	Series 2025-NQM2-M1A	6.27	%(a)(c)	06/25/2070	1,265,990
	Fannie Mae Connecticut Avenue Securities
1,300,000	Series 2022-R01-1M2 (30 day avg SOFR US + 1.90%, 0.00% Floor)	6.21	%(a)	12/25/2041	1,311,343
1,250,000	Series 2023-R01-1M2 (30 day avg SOFR US + 3.75%, 0.00% Floor)	8.06	%(a)	12/25/2042	1,319,851
1,300,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.11	%(a)	01/25/2044	1,315,690
1,000,000	Series 2024-R02-1B1 (30 day avg SOFR US + 2.50%, 0.00% Floor)	6.81	%(a)	02/25/2044	1,019,249
1,200,000	Series 2024-R03-2M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.26	%(a)	03/25/2044	1,211,629
1,250,000	Series 2024-R04-1B1 (30 day avg SOFR US + 2.20%, 0.00% Floor)	6.51	%(a)	05/25/2044	1,267,845
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,200,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.26	%(a)	02/25/2044	1,218,865
	Onslow Bay Mortgage Loan Trust
772,430	Series 2024-NQM10-A1	6.18	%(a)(e)	05/25/2064	779,593
	Pretium Mortgage Credit Partners LLC
1,102,420	Series 2024-NPL4-A1	7.00	%(a)(e)	07/25/2054	1,104,972
1,162,268	Series 2025-NPL2-A1	5.84	%(a)(e)	03/25/2055	1,158,763
	Progress Residential Trust
1,200,000	Series 2024-SFR2-D	3.40	%(a)(c)	04/17/2041	1,115,194
	PRPM LLC
1,308,902	Series 2024-4-A1	6.41	%(a)(e)	08/25/2029	1,313,168
1,200,000	Series 2025-4-A1	6.18	%(a)(e)	06/25/2030	1,216,242
	SGR Residential Mortgage Trust
1,250,000	Series 2021-1-B2	4.30	%(a)(c)	07/25/2061	925,590

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	VCAT Asset Securitization LLC
1,651,653	Series 2025-NPL1-A1	5.88	%(a)(e)	01/25/2055	1,656,092
	Velocity Commercial Capital Loan Trust
143,845	Series 2019-1-M4	4.61	%(a)(c)	03/25/2049	122,713
80,290	Series 2019-1-M5	5.70	%(a)(c)	03/25/2049	68,299
127,468	Series 2019-1-M6	6.79	%(a)(c)	03/25/2049	99,104
	Vericrest Opportunity Loan Transferee
1,193,395	Series 2021-NPL5-A2	8.83	%(a)(b)(e)	03/27/2051	1,194,064
	Verus Securitization Trust
1,400,000	Series 2020-5-B2	4.71	%(a)(c)	05/25/2065	1,316,159
1,500,000	Series 2021-3-B2	3.96	%(a)(c)	06/25/2066	1,083,762
793,574	Series 2023-1-A1	5.85	%(a)(e)	12/25/2067	793,059
1,000,000	Series 2024-1-M1	6.67	%(a)(c)	01/25/2069	1,008,875
1,250,000	Series 2024-6-M1	6.18	%(a)(c)	07/25/2069	1,256,288
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $31,597,954)				30,743,153
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 19.5%
	Federal Home Loan Mortgage Corp.
1,876,679	Pool SD6509	6.00%		08/01/2054	1,909,713
2,059,568	Pool SD6570	5.50%		10/01/2054	2,077,637
19,207,000	Series 2021-P010-X	0.91	%(c)(d)	10/25/2029	574,808
1,216,485	Series 413-F25 (30 day avg SOFR US + 1.15%, 1.15% Floor, 7.00% Cap)	5.46%		05/25/2054	1,217,592
1,080,446	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(d)(f)	07/25/2050	150,947
3,660,747	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(d)(f)	06/25/2051	9,814
3,307,468	Series 5127-AI	3.00	%(d)	06/25/2051	575,472
3,514,932	Series 5166-DI	3.00	%(d)	09/15/2048	406,741
	Federal National Mortgage Association
3,583,251	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.92%		10/25/2049	3,469,429
960,452	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.73	%(d)(f)	08/25/2050	123,795
1,165,752	Series 2020-77-S (-1 x 30 day avg SOFR US + 4.15%, 0.00% Floor, 4.15% Cap)	0.00	%(d)(f)	11/25/2050	57,569
2,064,949	Series 2020-77-SB (-1 x 30 day avg SOFR US + 4.10%, 0.00% Floor, 4.10% Cap)	0.00	%(d)(f)	11/25/2050	107,022
3,585,500	Series 2020-80-IB	2.50	%(d)	11/25/2050	579,142
950,772	Series 2020-M10-X2	1.84	%(c)(d)	12/25/2030	53,950
3,585,804	Series 2021-20-PI	2.50	%(d)	04/25/2051	574,345
441,922	Series 2024-32-IO	2.50	%(d)	04/25/2051	67,783
1,487,039	Series 2025-18-FH (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.71%		08/25/2054	1,491,723
5,461,357	Series 437-C2	1.50	%(d)	03/25/2052	491,919
	Government National Mortgage Association
1,150,874	Series 2015-124-AF (1 mo. Term SOFR + 0.36%, 0.25% Floor, 6.50% Cap)	4.68%		09/20/2045	1,119,893
2,002,664	Series 2020-138-IL	3.50	%(d)	09/20/2050	343,774
1,489,139	Series 2020-142-SD (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(d)(f)	09/20/2050	213,467
2,760,074	Series 2020-151-TI	2.50	%(d)	10/20/2050	371,882
3,913,331	Series 2020-167-DI	2.50	%(d)	11/20/2050	573,512
3,668,161	Series 2020-173-AI	2.50	%(d)	11/20/2050	577,097
876,320	Series 2020-189-SP (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(d)(f)	12/20/2050	126,009
1,998,295	Series 2020-196-DI	2.50	%(d)	12/20/2050	281,070
3,298,617	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(d)(f)	07/20/2051	43,853
2,405,684	Series 2021-15-PI	3.00	%(d)	01/20/2051	369,805
2,110,359	Series 2021-189-IO	0.88	%(c)(d)	06/16/2061	134,473

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,602,443	Series 2021-197-IB	3.50	%(d)	11/20/2051	304,750
2,369,188	Series 2021-2-IO	0.88	%(c)(d)	06/16/2063	156,524
2,626,632	Series 2021-46-ES (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	%(d)(f)	03/20/2051	21,383
3,860,965	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(d)(f)	04/20/2051	26,775
3,281,623	Series 2021-80-IO	0.90	%(c)(d)	12/16/2062	227,490
1,423,233	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87	%(d)(f)	06/20/2051	179,225
872,071	Series 2022-112-AI	2.50	%(d)	10/20/2050	137,255
2,970,783	Series 2022-204-IO	3.50	%(d)	04/20/2052	485,352
395,881	Series 2022-218-IB	3.00	%(d)	07/20/2050	68,342
3,210,495	Series 2023-19-GI	3.00	%(d)	11/20/2051	463,511
2,260,908	Series 2023-79-JI	2.50	%(d)	02/20/2051	276,660
1,785,791	Series 2024-13-IA	3.00	%(d)	05/20/2051	310,093
8,158,621	Series 2024-156-IA	0.87	%(c)(d)	07/16/2066	578,708
1,224,581	Series 2024-170-AI	0.77	%(c)(d)	10/16/2065	80,568
678,540	Series 2024-170-IO	1.00	%(c)(d)	03/16/2066	53,119
2,920,285	Series 2024-24-DI	3.50	%(d)	11/20/2051	541,280
3,446,369	Series 2024-6-BI	3.00	%(d)	12/20/2051	543,234
	Total US Government and Agency Mortgage Backed Obligations (Cost $23,304,963)				22,548,505
SHORT TERM INVESTMENTS - 8.6%
3,308,054	First American Government Obligations Fund - U	4.28	%(g)		3,308,054
3,308,054	JPMorgan US Government Money Market Fund - IM	4.28	%(g)		3,308,054
3,308,055	MSILF Government Portfolio - Institutional	4.24	%(g)		3,308,055
	Total Short Term Investments (Cost $9,924,163)				9,924,163
	Total Investments - 100.9%(h) (Cost $117,951,239)				116,640,747
	Other Liabilities in Excess of Assets - (0.9)%				(1,033,597)
	NET ASSETS - 100.0%				$115,607,150

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	26.6%
Non-Agency Commercial Mortgage Backed Obligations	21.3%
US Government and Agency Mortgage Backed Obligations	19.5%
Collateralized Loan Obligations	16.0%
Asset Backed Obligations	8.9%
Short Term Investments	8.6%
Other Assets and Liabilities	(0.9)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $77,450,613 or 67.0% of the Fund's net assets.
(b)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Interest only security
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(g)	Seven-day yield as of period end.
(h)	99.6% of the total investments are based in the United States.

SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2025 (Unaudited)

1. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies,” by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among data (collectively referred to as “standard inputs”) comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$1,029,587,631	$192,203,812	$5,058,284	$158,107,908	$1,701,334	$127,046,563
Affiliated Mutual Funds	–	406,448,295	–	–	–	–
Warrants	–	17,055	–	–	–	–
Total Level 1	1,029,587,631	598,669,162	5,058,284	158,107,908	1,701,334	127,046,563
Level 2
US Government and Agency Mortgage Backed Obligations	15,165,276,374	1,462,556,682	–	312,490,034	–	166,669,187
Non-Agency Residential Collateralized Mortgage Obligations	7,169,516,129	670,517,153	–	912,151,897	–	454,676,451
Non-Agency Commercial Mortgage Backed Obligations	2,283,334,079	313,663,498	–	887,949,035	–	405,949,576
Asset Backed Obligations	1,733,467,555	195,190,452	–	474,427,278	–	269,582,600
Collateralized Loan Obligations	1,400,756,502	184,139,395	–	750,419,423	3,012,611	458,626,470
US Government and Agency Obligations	982,588,789	1,107,070,723	–	1,432,147,501	–	905,639,608
US Corporate Bonds	–	989,715,488	–	686,545,470	5,260,375	379,808,790
Short Term Investments	–	398,617,668	–	99,654,417	–	79,723,534
Foreign Corporate Bonds	–	336,790,700	289,853,890	421,837,547	449,592	137,189,966
Bank Loans	–	157,314,958	–	–	106,212,904	72,383,705
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	–	63,986,506	100,486,582	107,439,877	–	17,233,562
Escrow Notes	–	67,176	64,688	–	–	–
Total Level 2	28,734,939,428	5,879,630,399	390,405,160	6,085,062,479	114,935,482	3,347,483,449
Level 3
Asset Backed Obligations	26,231,877	6,073,037	–	8,673,688	–	–
Common Stocks	–	823,200	–	–	483,780	200,720
Foreign Corporate Bonds	–	167,476	67,719	144,992	–	67,845
Escrow Notes	–	345	–	–	–	–
Bank Loans	–	–	–	–	–	–
Total Level 3	26,231,877	7,064,058	67,719	8,818,680	483,780	268,565
Total	$29,790,758,936	$6,485,363,619	$395,531,163	$6,251,989,067	$117,120,596	$3,474,798,577
Other Financial Instruments
Level 1
Futures	$129,418,304	$21,093,539	$–	$–	$–	$–
Total Level 1	129,418,304	21,093,539	–	–	–	–
Level 2
Unfunded Commitments	–	1,100	–	–	826	1,150
Excess Return Swaps	–	–	–	–	–	137,183,745
Total Level 2	–	1,100	–	–	826	137,184,895
Level 3	–	–	–	–	–	–
Total	$129,418,304	$21,094,639	$–	$–	$826	$137,184,895

See the Schedule of Investments for further disaggregation of investment categories.

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$65,754,001	$2,061,954	$1,782,821	$3,885,326	$3,709,300	$3,880,740
Warrants	1,922	–	–	–	–	–
Total Level 1	65,755,923	2,061,954	1,782,821	3,885,326	3,709,300	3,880,740
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	205,032,541	–	–	–	–	–
Collateralized Loan Obligations	175,227,965	–	–	–	–	–
US Government and Agency Mortgage Backed Obligations	163,372,506	–	50,610,902	–	–	–
Bank Loans	135,643,216	–	–	–	–	–
Non-Agency Commercial Mortgage Backed Obligations	135,039,040	–	–	–	–	–
Short Term Investments	113,697,013	–	1,981,509	77,836,895	–	–
Asset Backed Obligations	78,651,878	–	–	–	–	162,374,664
Foreign Corporate Bonds	59,151,960	97,892,788	–	–	–	16,726,202
US Government and Agency Obligations	53,330,338	–	–	–	55,550,879	4,075,391
US Corporate Bonds	50,388,829	–	–	–	–	142,767,049
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	17,010,635	36,161,719	–	–	96,122,944	2,764,470
Escrow Notes	7,464	–	–	–	–	–
Total Level 2	1,186,553,385	134,054,507	52,592,411	77,836,895	151,673,823	328,707,776
Level 3
Common Stocks	202,900	–	–	–	–	–
Foreign Corporate Bonds	9,334	30,199	–	–	–	2,165,301
Escrow Notes	63	–	–	–	–	–
US Government and Agency Mortgage Backed Obligations	–	–	1,052,167	–	–	–
US Corporate Bonds	–	–	–	–	–	5,088,000
Bank Loans	–	–	–	–	–	–
Total Level 3	212,297	30,199	1,052,167	–	–	7,253,301
Total	$1,252,521,605	$136,146,660	$55,427,399	$81,722,221	$155,383,123	$339,841,817
Other Financial Instruments
Level 1
Futures	$–	$–	$453,619	$–	$–	$–
Total Level 1	–	–	453,619	–	–	–
Level 2
Unfunded Commitments	585	–	–	–	–	–
Excess Return Swaps	–	–	–	1,688,948	–	–
Forward Currency Exchange Contracts	–	–	–	–	43,365	–
Total Level 2	585	–	–	1,688,948	43,365	–
Level 3	–	–	–	–	–	–
Total	$585	$–	$453,619	$1,688,948	$43,365	$–

See the Schedule of Investments for further disaggregation of investment categories.

Category	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund
Investments in Securities
Level 1
Short Term Investments	$1,072,858	$336,658	$9,924,163
Affiliated Mutual Funds	647,048	–	–
Total Level 1	1,719,906	336,658	9,924,163
Level 2
US Government and Agency Obligations	5,523,312	–	–
Non-Agency Residential Collateralized Mortgage Obligations	5,030,379	–	30,743,153
US Corporate Bonds	4,591,629	–	–
Non-Agency Commercial Mortgage Backed Obligations	4,307,378	–	24,639,048
Collateralized Loan Obligations	3,630,408	–	18,456,093
Short Term Investments	2,690,669	–	–
Asset Backed Obligations	2,457,141	–	10,329,785
US Government and Agency Mortgage Backed Obligations	1,225,709	–	22,548,505
Foreign Corporate Bonds	493,200	2,747,059	–
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	–	10,272,790	–
Total Level 2	29,949,825	13,019,849	106,716,584
Level 3	–	–	–
Total	$31,669,731	$13,356,507	$116,640,747
Other Financial Instruments
Level 1	–	–	–
Level 2
Forward Currency Exchange Contracts	$2,171,722	$–	$–
Excess Return Swaps	(832,046)	–	–
Total Level 2	1,339,676	–	–
Level 3	–	–	–
Total	$1,339,676	$–	$–

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Long Duration Total Return Bond Fund	Fair Value as of March 31, 2025	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2025	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2025(c)
Investments in Securities
US Government and Agency Mortgage Backed Obligations	$-	$-	$10,128	$-	$1,042,039	$-	$-	$-	$1,052,167	$-

DoubleLine Infrastructure Income Fund	Fair Value as of March 31, 2025	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2025	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2025 (c)
Investments in Securities
Corporate Bonds	$5,154,000	$-	$(66,000)	$-	$-	$-	$-	$-	$5,088,000	$(66,000)
Foreign Corporate Bonds	2,474,761	3,546	8,742	2,726	-	(324,474)	-	-	2,165,301	3,801
Total	$7,628,761	$3,546	$(57,258)	$2,726	$-	$(324,474)	$-	$-	$7,253,301	$(62,199)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2025 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Long Duration Total Return Bond Fund	Fair Value as of June 30, 2025	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
US Government and Agency Mortgage Backed Obligations	$1,052,167	Market Comparables	Market Quotes	$65.19 ($65.19)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of June 30, 2025	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Corporate Bonds	$5,088,000	Market Comparables	Market Quotes	$101.76 ($101.76)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,165,301	Market Comparables	Market Quotes	$97.13 - $100.38 ($99.92)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.